      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2018.

                                                            FILE NOS. 333-201800
                                                                       811-03240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 14               [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 248                         [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (Name of Depositor)


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (713) 831-3150


                               MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2018 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life
Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum Elite Variable Annuity;
                                                                                    Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum Elite Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    Elite Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                    CAPTION
--------------------------------------------------- -------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum Elite Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum Elite
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             POLARIS Platinum Elite
                                   PROSPECTUS

                                  MAY 1, 2018

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               in connection with

                            VALIC SEPARATE ACCOUNT A

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2018. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


If you elect a living benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFITS for details.




UNDERLYING FUNDS:                                          MANAGED BY:
  Franklin Founding Funds Allocation VIP Fund              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                 Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund           Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                     Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                               Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                      Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                  Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                                   AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                    AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                         SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                           SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio                  SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                         SunAmerica Asset Management, LLC
  SA American Funds(R) Asset Allocation Portfolio          Capital Research and Management Company(1)
  SA American Funds(R) Global Growth Portfolio             Capital Research and Management Company(1)
  SA American Funds(R) Growth Portfolio                    Capital Research and Management Company(1)
  SA American Funds(R) Growth-Income Portfolio             Capital Research and Management Company(1)
  SA American Funds(R) VCP Managed Asset Allocation        Capital Research and Management Company(1)
   Portfolio
  SA BlackRock Multi-Asset Income Portfolio                BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio            BlackRock Investment Management, LLC
  SA Boston Company Capital Growth Portfolio               BNY Mellon AMNA(2)
  SA Columbia Technology Portfolio                         Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                        Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                         SunAmerica Asset Management, LLC
  SA Edge Asset Allocation Portfolio                       Principal Global Investors, LLC
  SA Emerging Markets Equity Index Portfolio               SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                    Federated Investment Management Company
  SA Fidelity Institutional AM(SM) Real Estate Portfolio   FIAM LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                              MANAGED BY:
  SA Fixed Income Index Portfolio                              SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio                 SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                    Franklin Advisory Services, LLC
  SA Global Index Allocation 90/10 Portfolio                   SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio                   SunAmerica Asset Management, LLC
  SA Global Index Allocation 60/40 Portfolio                   SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio                       Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Allocation Portfolio   Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio                          SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio                          SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio                          SunAmerica Asset Management, LLC
  SA International Index Portfolio                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                    Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio                       Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                            Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                          J.P. Morgan Investment Management Inc. and Massachusetts
                                                               Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                         J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                          SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio                                 SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio                   Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio               QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                            Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio               Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                             Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                                Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio                                   SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio           Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio               OppenheimerFunds, Inc.
  SA PIMCO VCP Tactical Balanced Portfolio                     Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                      PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio      Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio          Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio                 Schroder Investment Management North America Inc.
  SA Small Cap Index Portfolio                                 SunAmerica Asset Management, LLC
  SA Templeton Foreign Value Portfolio                         Templeton Investment Counsel, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio           T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio                      T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio                          SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                            SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio                            SunAmerica Asset Management, LLC and T. Rowe Price
                                                               Associates, Inc.
  SA Wellington Capital Appreciation Portfolio                 Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio          Wellington Management Company LLP
  SA Wellington Growth Portfolio                               Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio                    Wellington Management Company LLP
  SA Wellington Real Return Portfolio                          Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio                Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                      Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio                     Wells Capital Management Incorporated


1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.


2 On March 9, 2018, the investment manager changed its name from The Boston
  Company Asset Management, LLC to BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA").



Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust ("AST"), SunAmerica Series Trust ("SAST") and Seasons Series Trust ("SST") have been renamed as indicated below.




FORMER UNDERLYING FUNDS: (before October 9, 2017)     CURRENT UNDERLYING FUNDS:
  Small & Mid Cap Value Portfolio                     SA AB Small & Mid Cap Value Portfolio
  Managed Allocation Balanced Portfolio               SA Allocation Balanced Portfolio
  Managed Allocation Growth Portfolio                 SA Allocation Growth Portfolio
  Managed Allocation Moderate Growth Portfolio        SA Allocation Moderate Growth Portfolio
  Managed Allocation Moderate Portfolio               SA Allocation Moderate Portfolio
  American Funds(R) Asset Allocation SAST Portfolio   SA American Funds(R) Asset Allocation Portfolio
  American Funds(R) Global Growth SAST Portfolio      SA American Funds(R) Global Growth Portfolio
  American Funds(R) Growth SAST Portfolio             SA American Funds(R) Growth Portfolio
  American Funds(R) Growth-Income SAST Portfolio      SA American Funds(R) Growth-Income Portfolio
  VCP Managed Asset Allocation SAST Portfolio         SA American Funds(R) VCP Managed Asset Allocation Portfolio
  Capital Growth Portfolio                            SA Boston Company Capital Growth Portfolio
  Technology Portfolio                                SA Columbia Technology Portfolio
  Ultra Short Bond Portfolio                          SA DFA Ultra Short Bond Portfolio
  "Dogs" of Wall Street Portfolio                     SA Dogs of Wall Street Portfolio
  Asset Allocation Portfolio                          SA Edge Asset Allocation Portfolio
  Corporate Bond Portfolio                            SA Federated Corporate Bond Portfolio
  Real Estate Portfolio*                              SA Fidelity Institutional AM(SM) Real Estate Portfolio
  Small Company Value Portfolio                       SA Franklin Small Company Value Portfolio
  Global Bond Portfolio                               SA Goldman Sachs Global Bond Portfolio
  Growth Opportunities Portfolio                      SA Invesco Growth Opportunities Portfolio
  VCP Value Portfolio                                 SA Invesco VCP Equity-Income Portfolio
  Balanced Portfolio**                                SA JPMorgan Diversified Balanced Portfolio
  Emerging Markets Portfolio                          SA JPMorgan Emerging Markets Portfolio
  Growth-Income Portfolio                             SA JPMorgan Equity-Income Portfolio
  Global Equities Portfolio                           SA JPMorgan Global Equities Portfolio
  Mid-Cap Growth                                      SA JPMorgan Mid-Cap Growth Portfolio
  Blue Chip Growth Portfolio                          SA MFS Blue Chip Growth Portfolio
  Telecom Utility Portfolio                           SA MFS Telecom Utility Portfolio
  International Diversified Equities Portfolio        SA Morgan Stanley International Equities Portfolio
  Equity Opportunities Portfolio                      SA Oppenheimer Main Street Large Cap Portfolio
  VCP Total Return Balanced Portfolio                 SA PIMCO VCP Tactical Balanced Portfolio
  High-Yield Bond Portfolio                           SA PineBridge High-Yield Bond Portfolio
  Asset Allocation: Diversified Growth Portfolio      SA Putnam Asset Allocation Diversified Growth Portfolio
  International Growth and Income Portfolio           SA Putnam International Growth and Income Portfolio
  Foreign Value Portfolio***                          SA Templeton Foreign Value Portfolio
  SunAmerica Dynamic Allocation Portfolio             SA VCP Dynamic Allocation Portfolio
  SunAmerica Dynamic Strategy Portfolio               SA VCP Dynamic Strategy Portfolio
  Capital Appreciation Portfolio                      SA Wellington Capital Appreciation Portfolio
  Government and Quality Bond Portfolio               SA Wellington Government and Quality Bond Portfolio
  Growth Portfolio                                    SA Wellington Growth Portfolio
  Strategic Multi-Asset Portfolio+                    SA Wellington Strategic Multi-Asset Income Portfolio
  Natural Resources                                   SA Wellington Natural Resources Portfolio
  Real Return Portfolio                               SA Wellington Real Return Portfolio
  Aggressive Growth                                   SA WellsCap Aggressive Growth Portfolio
  Fundamental Growth Portfolio                        SA WellsCap Fundamental Growth Portfolio



* This fund was renamed to SA Pyramis(R) Real Estate on October 9, 2017 and has been renamed as of May 1, 2018 as SA Fidelity Institutional AMSM Real Estate Portfolio.

** This fund was renamed to SA JPMorgan Balanced Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA JPMorgan Diversified Balanced Portfolio.

*** This fund was renamed to SA Franklin Foreign Value Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA Templeton Foreign Value Portfolio.

+ This fund was renamed to SA Wellington Multi-Asset Income Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA Wellington Strategic Multi-Asset Income Portfolio.


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                               TABLE OF CONTENTS
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GLOSSARY........................................................   3
HIGHLIGHTS......................................................   4
FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER
  OCTOBER 9, 2017...............................................   6
   Contract Owner Transaction Expenses..........................   6
   Contract Owner Annual Expenses...............................   6
   Optional Feature Expenses....................................   6
   Total Annual Portfolio Operating Expenses....................   6
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO
  OCTOBER 9, 2017...............................................   8
   Maximum Owner Transaction Expenses...........................   8
      Maximum Withdrawal Charges................................   8
   Separate Account Charges.....................................   8
   Additional Optional Feature Fees.............................   8
      Optional Polaris Income Plus and Polaris Income Builder
        Fee.....................................................   8
      Optional Polaris Income Plus Daily Fee....................   8
      Total Annual Portfolio Operating Expenses.................   8
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  10
THE POLARIS PLATINUM ELITE VARIABLE ANNUITY.....................  12
PURCHASING A POLARIS PLATINUM ELITE VARIABLE
  ANNUITY.......................................................  12
   Allocation of Purchase Payments..............................  13
   Accumulation Units...........................................  14
   Free Look....................................................  14
   Exchange Offers..............................................  15
   Important Information for Military Servicemembers............  15
INVESTMENT OPTIONS..............................................  15
   Variable Portfolios..........................................  15
   Trusts.......................................................  16
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  17
      Franklin Templeton Variable Insurance Products Trust......  17
      Goldman Sachs Variable Insurance Trust....................  17
      Lord Abbett Series Fund, Inc..............................  17
      Anchor Series Trust.......................................  17
      Seasons Series Trust......................................  17
      SunAmerica Series Trust...................................  17
   Substitution, Addition or Deletion of Variable Portfolios....  21
   Fixed Accounts...............................................  21
      Secure Value Account......................................  22
   Dollar Cost Averaging Fixed Accounts.........................  22
   Dollar Cost Averaging Program................................  22
   Transfers During the Accumulation Phase......................  23
   Short-Term Trading Policies..................................  24
   Transfers During the Income Phase............................  26
   Automatic Asset Rebalancing Program..........................  26
   Voting Rights................................................  26
ACCESS TO YOUR MONEY............................................  26
   Penalty Free Withdrawal Amount...............................  27
   Systematic Withdrawal Program................................  28
   Nursing Home Waiver..........................................  29
OPTIONAL LIVING BENEFITS........................................  29
   Polaris Income Plus and Polaris Income Plus Daily............  32
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  ALL OPTIONAL LIVING BENEFITS..................................  41
DEATH BENEFITS..................................................  44
   Beneficiary Continuation Programs............................  45
   Death Benefit Defined Terms..................................  47
   Death Benefit Options........................................  47
   Contract Value Death Benefit.................................  47
   Return of Purchase Payment Death Benefit.....................  47
   Maximum Anniversary Value Death Benefit......................  48
   Spousal Continuation.........................................  48
EXPENSES........................................................  49
   Separate Account Charges.....................................  49
   Withdrawal Charges...........................................  49
   Underlying Fund Expenses.....................................  50
   Contract Maintenance Fee.....................................  50
   Transfer Fee.................................................  50
   Optional Living Benefit Fees.................................  50
   Return of Purchase Payment Death Benefit Fee.................  51
   Maximum Anniversary Value Death Benefit Fee..................  51
   Premium Tax..................................................  51
   Income Taxes.................................................  51
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  51
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  52
ANNUITY INCOME OPTIONS..........................................  53
   The Income Phase.............................................  53
   Annuity Income Options.......................................  53
   Fixed or Variable Annuity Income Payments....................  54
   Annuity Income Payments......................................  54
   Deferment of Payments........................................  55
TAXES...........................................................  55
   Annuity Contracts in General.................................  55
   Tax Treatment of Purchase Payments...........................  55
   Tax Treatment of Distributions...............................  56
   Required Minimum Distributions...............................  57
   Tax Treatment of Death Benefits..............................  58
   Tax Treatment of Optional Living Benefits....................  58
   Contracts Owned by a Trust or Corporation....................  58
   Withholding..................................................  59
   Gifts, Pledges and/or Assignments of a Contract..............  59
   Diversification and Investor Control.........................  60
   Our Taxes....................................................  60
OTHER INFORMATION...............................................  60
   The Distributor..............................................  60
   The Company..................................................  60
   The Separate Account.........................................  61
   The General Account..........................................  61
   Financial Statements.........................................  61
   Administration...............................................  62
   Legal Proceedings............................................  62
   Registration Statements......................................  63
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  63
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS
  AND POLARIS INCOME PLUS DAILY FEE............................. C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.................. D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017................................... F-1
APPENDIX G - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MAY 1, 2018.......................................... G-1
APPENDIX H - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. H-1



                                       2

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to The Variable Annuity Life Insurance Company "VALIC". The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds(R) Global Growth, SA American Funds(R) Growth, SA American Funds(R) Growth-Income, SA American Funds(R) Asset Allocation, and SA American Funds(R) VCP Managed Asset Allocation Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

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                                   HIGHLIGHTS
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The Polaris Platinum Elite Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM ELITE VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND

TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       4

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       5

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           FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

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MAXIMUM WITHDRAWAL CHARGES (See Withdrawal Charge Schedule below     8%
  for detail)
TRANSFER FEE (Per transfer after 15 transfers in any contract       $25
  year)
PREMIUM TAX(1)                                                      3.5%



WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:




YEARS SINCE RECEIPT OF PURCHASE PAYMENTS      1      2      3      4      5      6      7     8+
                                            8%     7%     6%     5%     4%     3%     2%     0%



Your contract provides for a penalty free withdrawal amount each year. PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

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CONTRACT MAINTENANCE FEE
(The contract maintenance fee is assessed annually and may be    $50
  waived if contract value is $75,000 or more.)
SEPARATE ACCOUNT CHARGES(2)
(Deducted from the average daily ending net asset value          1.15%
  allocated to the Variable Portfolios)



OPTIONAL FEATURE EXPENSES

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If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



 RETURN OF PURCHASE PAYMENT     0.15%
 MAXIMUM ANNIVERSARY VALUE      0.40%




LIVING BENEFITS(3)
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS




                        INITIAL FEE(4)   MAXIMUM FEE(4)
 One Covered Person             1.00%            2.50%
 Two Covered Persons            1.25%            2.50%



POLARIS INCOME PLUS DAILY




                        INITIAL FEE(4)   MAXIMUM FEE(4)
 One Covered Person             1.15%            2.50%
 Two Covered Persons            1.35%            2.50%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF DECEMBER 31, 2017)

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The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.




                                                                     MINIMUM(5)     MAXIMUM(6)
Expenses include management fees, other expenses and 12b-1 fees,       0.47%          1.98%
  if applicable.




FOOTNOTES TO THE FEE TABLE:



 1 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.



                                       6


 2 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

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 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

 3 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.



 4 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE. Consistent with the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA American Funds(R) VCP Managed Asset Allocation, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, SA PIMCO VCP Tactical Balanced, SA VCP Index Allocation or SA Invesco VCP Equity-Income Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).


 5 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2017. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2019 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 6 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2017. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.81% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2019 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees.



                                       7

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            FEE TABLE FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017

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IF YOU PURCHASED YOUR CONTRACT PRIOR TO OCTOBER 9, 2017, THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM WITHDRAWAL CHARGES1




  (as a percentage of each Purchase Payment)..... 8%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



  CONTRACT MAINTENANCE FEE(3)..... $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017:


  Separate Account Charge(4)........................ 1.15%
  Optional Return of Purchase Payment Death Befit
     Fee............................................ 0.15%
  Optional Maximum Anniversary Value Death
     Benefit Fee.................................... 0.40%
                                                     ----
     Maximum Separate Account Annual Expense........ 1.55%
                                                     ====

CONTRACTS ISSUED PRIOR TO MAY 1, 2017:


  Separate Account Charge(4)........................ 1.30%
  Optional Maximum Anniversary Value Death
     Benefit Fee.................................... 0.25%
                                                     ----
     Maximum Separate Account Annual Expense........ 1.55%
                                                     ====

ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(5)

CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017:


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

OPTIONAL POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(5)

CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017:


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.25%          2.20%
  For Two Covered Persons.....      1.45%          2.70%

CONTRACTS ISSUED PRIOR TO MAY 1, 2017:


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2017)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.47%        1.98%


                                       8

FOOTNOTES TO THE FEE TABLE:
 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4    5    6    7   8+
                          8%   7%   6%   5%   4%   3%   2%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.


 4 If you purchased your contract on or after May 1, 2017 and did not elect the Return of Purchase Payment or Maximum Anniversary Value death benefits, your total separate account annual expenses would be 1.15%. If you purchased your contract prior to May 1, 2017 and you did not elect the available Maximum Anniversary Value death benefit, your total separate account expense is 1.30% and includes the return of Purchase Payment death benefit.

 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2018, please see APPENDIX G for a description of the living benefit you may have elected.



 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, PLEASE SEE APPENDIX G -- LIVING BENEFIT(S) FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 for applicable formula. Consistent with the investment requirements associated with the living benefit, a portion of your assets may be invested in the SA American Funds(R) VCP Managed Asset Allocation, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, SA PIMCO VCP Tactical Balanced, SA VCP Index Allocation or SA Invesco VCP Equity-Income Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 7 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2017. There is a contractual agreement with Anchor Series Trust under which it will waive 0.81% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2019 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2017. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2019 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



                                       9

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017)

(assuming separate account annual expenses of 1.55% (including the Maximum
      Anniversary Value death benefit), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 1.98%*)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,214      $2,227      $3,215      $5,673


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $414      $1,627      $2,815      $5,673



MINIMUM EXPENSE EXAMPLES
(FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017)

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $966      $1,123      $1,304      $1,973


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $166      $523        $904        $1,973






MAXIMUM EXPENSE EXAMPLES

(FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017)

(assuming separate account annual expenses of 1.95% (including the Maximum
      Anniversary Value death benefit), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.98%*)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,224      $2,273      $3,291      $5,802


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $424      $1,673      $2,891      $5,802



MINIMUM EXPENSE EXAMPLES
(FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017)

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $966      $1,123      $1,304      $1,973


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $166      $523        $904        $1,973


                                       10


ADDITIONAL EXPENSE EXAMPLE INFORMATION





1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. ADDITIONAL INFORMATION ON THE UNDERLYING FUND FEES CAN BE FOUND IN THE TRUST PROSPECTUSES.


2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples for contracts issued on or after October 9, 2017 assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year. The Maximum Expense Examples for contracts issued prior to October 9, 2017 reflect the highest combination of fees and expenses offered and assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflect the Anchor Series Trust 0.81% fee waiver.



** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       11

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                           THE POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.


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                      PURCHASING A POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.




                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80



* The age requirements may vary depending on the number of Covered Persons you elect. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



                                       12



NON-NATURAL OWNERSHIP


A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and



     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.



     o Your rights and those of any other person with rights under this contract will be subject to the assignment.



     o We are not responsible for the validity, tax or other legal consequences of any assignment.



     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD


The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS




                                                              MINIMUM
                                                MINIMUM      AUTOMATIC
                          MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                              PURCHASE         PURCHASE       PURCHASE
                              PAYMENT           PAYMENT       PAYMENT
      Qualified(1)       $ 4,000             $500           $100
     Non-Qualified(1)    $10,000             $500           $100



(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.



     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

Purchase Payments that would cause total Purchase Payments in all contracts issued by VALIC, American General Life Insurance Company ("AGL") and/or The United States Life Insurance Company in the City of New York ("US Life") to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

The Variable Annuity Life Insurance Company
Annuity Service Center
P.O. Box 101641
Pasadena, CA 91189-1641

                                       13



Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

The Variable Annuity Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.



PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.



     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.



ACCUMULATION UNITS


We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the next NYSE business day by a factor for the current NYSE business day.

The factor is determined by:


     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:



Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.



If you decide to cancel your contract during the free look period we will refund the following:



     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.



     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.



                                       14




IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:

     (1)    Purchase Payments; or



     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.


PLEASE SEE YOUR CONTRACT AND THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS


If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.



     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.



     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


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                               INVESTMENT OPTIONS
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You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:


     o     Variable Portfolios


     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:




 ASSET ALLOCATION    CASH
        BOND         STOCK



From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.


                                       15





You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.



PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.



                                       16




UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:



     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").



AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:



     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO


            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death



                                       17




            benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



            SA AMERICAN FUNDS (R) VCP MANAGED ASSET ALLOCATION PORTFOLIO SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA VCP INDEX ALLOCATION PORTFOLIO


            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.

            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       18


ASSET ALLOCATION




UNDERLYING FUNDS                                                MANAGED BY:                                  TRUST
-------------------------------------------------------------   ------------------------------------------   -------
 Franklin Founding Funds Allocation VIP Fund(1)                 Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                       Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio(1)                            SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio(1)                              SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio(1)                     SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio(1)                            SunAmerica Asset Management, LLC             SST
 SA American Funds(R) Asset Allocation Portfolio(2)             Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio                      BlackRock Investment Management, LLC         AST
 SA Edge Asset Allocation Portfolio                             Principal Global Investors, LLC              AST
 SA Global Index Allocation 60/40 Portfolio(1)                  SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)                  SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)                  SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Allocation Portfolio     Goldman Sachs Asset Management, L.P.         SAST
 SA Index Allocation 60/40 Portfolio(1)                         SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                         SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                         SunAmerica Asset Management, LLC             SAST
 SA JPMorgan Diversified Balanced Portfolio                     J.P. Morgan Investment Management Inc.       SAST
 SA Legg Mason Tactical Opportunities Portfolio                 QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(3)                               Massachusetts Financial Services Company     SAST
 SA Putnam Asset Allocation Diversified Growth Portfolio        Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio             T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio                  Wellington Management Company LLP            AST



1 This Underlying Fund is a Fund-of-Funds.

2 This Underlying Fund is a Master-Feeder fund.

3 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND




UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST



CASH




UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST



STOCK




UNDERLYING FUNDS                                            MANAGED BY:                                      TRUST
---------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund(4)                    Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(4)                              Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                        Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                    Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                     AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                      AllianceBernstein L.P.                           SAST
 SA American Funds(R) Global Growth Portfolio(5)            Capital Research and Management Company          SAST
 SA American Funds(R) Growth Portfolio(5)                   Capital Research and Management Company          SAST
 SA American Funds(R) Growth-Income Portfolio(5)            Capital Research and Management Company          SAST
 SA Boston Company Capital Growth Portfolio                 BNY Mellon AMNA                                  SAST
 SA Columbia Technology Portfolio                           Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(4)                        SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                 SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(SM) Real Estate Portfolio     FIAM LLC                                         SAST


                                       19



UNDERLYING FUNDS                                         MANAGED BY:                                      TRUST
------------------------------------------------------   ----------------------------------------------   ------
 SA Franklin Small Company Value Portfolio               Franklin Advisory Services, LLC                  SAST
 SA International Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                     SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                      SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(4)       Massachusetts Financial Services Company         SAST
 SA MFS Telecom Utility Portfolio                        Massachusetts Financial Services Company         SAST
 SA Mid Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio          OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP                AST
 SA Wellington Growth Portfolio                          Wellington Management Company LLP                AST
 SA Wellington Natural Resources Portfolio               Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated            SAST
 SA WellsCap Fundamental Growth Portfolio                Wells Capital Management Incorporated            SAST



4 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

5 This Underlying Fund is also a Master-Feeder fund.


VOLATILITY CONTROL FUNDS




UNDERLYING FUNDS                                                  MANAGED BY:                                          TRUST
----------------------------------------------------------------- ---------------------------------------------------- ------
 SA American Funds(R) VCP Managed Asset Allocation Portfolio5,6   Capital Research and Management Company              SAST
 SA BlackRock VCP Global Multi Asset Portfolio(6)                 BlackRock Investment Management, LLC                 SAST
 SA Invesco VCP Equity-Income Portfolio                           Invesco Advisers, Inc.                               SAST
 SA PIMCO VCP Tactical Balanced Portfolio                         Pacific Investment Management Company LLC            SAST
 SA Schroders VCP Global Allocation Portfolio                     Schroder Investment Management North America         SAST
 SA T. Rowe Price VCP Balanced Portfolio                          T. Rowe Price Associates, Inc.                       SAST
 SA VCP Dynamic Allocation Portfolio(6)                           SunAmerica Asset Management, LLC and                 SAST
                                                                  AllianceBernstein L.P.
 SA VCP Dynamic Strategy Portfolio(6)                             SunAmerica Asset Management, LLC and                 SAST
                                                                  AllianceBernstein L.P.
 SA VCP Index Allocation Portfolio(6)                             SunAmerica Asset Management, LLC and T. Rowe Price   SAST
                                                                  Associates, Inc.



5 This Underlying Fund is also a Master-Feeder fund.

6 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.



                                       20



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS


Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.

Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



Transfers/Withdrawals from Fixed Accounts


There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.



                                       21




Fixed Account Restrictions


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.



DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:




  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200



     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.



     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.



     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM


Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program


Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.



DCA Program Guidelines



     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.



     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.



                                       22




     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.



     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.



     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.




TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543



Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.



                                       23




Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.



SHORT-TERM TRADING POLICIES


This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.



STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy



     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.



     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.



     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.



     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 17, 2018 and within the previous twelve months (from August 18, 2017 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2018 must be submitted by U.S. Mail (from August 18, 2018 through August 17, 2019).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:



     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

                                       24



     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.


WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.



     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.



     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


                                       25




Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.



AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:



     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.



     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.



     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions


If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE




                              MINIMUM           MINIMUM
                             WITHDRAWAL         CONTRACT
                               AMOUNT           VALUE(2)
 Partial Withdrawal       $1,000(1)         $2,500(3)
 Systematic Withdrawal    $  100            $2,500(3)


                                       26




(1) If not taking a withdrawal under a living benefit, the minimum amount you can withdraw is $1,000.

(2) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(3)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


PENALTY FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty free withdrawal amount each contract year during the applicable withdrawal period. The penalty free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual penalty free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty free.

If, in any contract year, you choose to take less than the full penalty free withdrawal amount, then you may not carry over the unused amount as an additional penalty free withdrawal in subsequent years.


Penalty Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and if you withdraw an amount that is under the 10% penalty free withdrawal amount as described above, but exceed the Maximum Annual Withdrawal Amount, it will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit even though you are not assessed a withdrawal charge. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS.

If the portion of any withdrawal taken under a living benefit is over the 10% penalty free withdrawal amount, it may also be subject to applicable withdrawal charges.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.


ASSESSMENT OF WITHDRAWAL CHARGES

We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.

When you make a partial withdrawal, we deduct it from any remaining annual penalty free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.


Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:


     A=  Your contract value at the time of your request for withdrawal
         ($90,000)


                                       27



     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)


     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]



     D=  Your full contract value ($85,000) available for total withdrawal


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.



Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570



Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals

Partial Withdrawals under an optional living benefit are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


Total Withdrawals

We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will reduce the amount of each remaining systematic withdrawal within the same contract year and may permanently reduce future guaranteed withdrawal amounts.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.


                                       28



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER


If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.



     o You cannot use this waiver during the first 90 days after your contract is issued.



     o The confinement period for which you seek the waiver must begin after you purchase your contract.



     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:



     1)     a doctor's note recommending admittance to a nursing home;



     2)     an admittance form which shows the type of facility you entered;
            and



     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


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                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS



The optional living benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the living benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional living benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional living benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the covered person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. Any amounts that we may pay under the feature in addition to your contract value are subject to the Company's financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.

Please read carefully the more detailed description of each living benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional living benefits offered in your contract followed by a glossary of defined terms used to describe the living benefits.


POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the


                                       29




12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME PLUS DAILY(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.


Living benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.

These optional living benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus and Polaris Income Plus Daily living benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer guaranteed rising income. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the living benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2018, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE BENEFITS.



LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


                                       30



HIGHEST ANNIVERSARY VALUE

For Polaris Income Plus, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.



INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT

For Polaris Income Plus only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:




                       INCOME CREDIT
                    (AS A PERCENTAGE OF
    OPTIONAL         THE INCOME CREDIT               INCOME
 LIVING BENEFIT            BASE)              CREDIT AVAILABILITY
 Polaris                    6%            Available during the first
 Income Plus                                12 Benefit Years -- the
                                           Income Credit is REDUCED
                                           in years withdrawals are
                                                     taken
 Polaris              Not available              Not available
 Income Plus
 Daily


INCOME CREDIT BASE

For Polaris Income Plus only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.



INCOME CREDIT PERIOD

For Polaris Income Plus only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.



INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE (FOR POLARIS INCOME PLUS ONLY)
The guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to the 12th Benefit Year Anniversary during the Minimum Income Base period as follows:




                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 12th Benefit Year Anniversary                           200%



The Minimum Income Base is determined on the 12th Benefit Year Anniversary during the Minimum Income Base Period provided no withdrawals are taken prior to the 12th Benefit Year Anniversary.


MINIMUM INCOME BASE (FOR POLARIS INCOME PLUS DAILY ONLY)
The guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period as follows:




                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE*
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%
 11th Benefit Year Anniversary                           155%
 12th Benefit Year Anniversary                           160%
 13th Benefit Year Anniversary                           165%
 14th Benefit Year Anniversary                           170%
 15th Benefit Year Anniversary                           175%



* The Minimum Income Base percentage is also known as a simple interest rate "roll-up."


The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the


                                       31



Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.


There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?


Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.


What are the differences between Polaris Income Plus and Polaris Income Plus Daily?




  LIVING BENEFIT
    PARAMETER         POLARIS INCOME PLUS     POLARIS INCOME PLUS DAILY
 Initial Annual       1.00% One Covered          1.15% One Covered
 Fee                        Person                     Person
                          1.25% Two              1.35% Two Covered
                       Covered Persons                Persons
 Minimum                Minimum Income            Range of Minimum
 Income Base           Base Percentage:       Income Base Percentage*:
                             200%                   105% - 175%
                        Minimum Income          Minimum Income Base
                         Base Period:         Period: Years 1-15; upon
                        12 years if no        the first withdrawal, no
                       withdrawals are        further adjustments are
                            taken               made to the Minimum
                                                    Income Base
 Income Credit         6% Income Credit                 N/A
                    available in first 12
                     Benefit Years - the
                       Income Credit is
                       REDUCED in years
                       withdrawals are
                            taken
 Frequency of               Annual                     Daily
 Step-up Values
 Investment             10% in Secure           10% in Secure Value
 Requirements           Value Account                 Account
                       90% in Variable            90% in Variable
                          Portfolios                 Portfolios
                         (total of 18         (total of 35 investment
                          investment                  options)
                           options)



* For Polaris Income Plus Daily, the Minimum Income Base percentage is also known as a simple interest rate "roll-up."


What determines the amount I can receive each year?


The amount that you receive depends on which living benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you



                                       32

purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.


If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON

THE LATEST ANNUITY DATE?" BELOW.

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MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS



        NUMBER OF COVERED PERSONS                POLARIS              POLARIS             POLARIS
        AND AGE OF COVERED PERSON              INCOME PLUS          INCOME PLUS         INCOME PLUS
         AT FIRST WITHDRAWAL(1)              INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)          4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)          5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)            6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 One Covered Person (Age 72 and Older)       7.0%  /  4.0%        8.0%  /  3.0%       5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)         3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)         4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)           6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)      6.5%  /  4.0%        7.5%  /  3.0%       5.0%  /  5.0%



POLARIS INCOME PLUS DAILY




        NUMBER OF COVERED PERSON              POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
        AND AGE OF COVERED PERSON               PLUS DAILY             PLUS DAILY           PLUS DAILY
         AT FIRST WITHDRAWAL(1)               INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)          3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)          4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)             6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 One Covered Person (Age 72 and Older)        7.0%  /  4.0%          8.0%  /  3.0%        5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)         3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)         4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)            6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)       6.5%  /  4.0%          7.5%  /  3.0%        5.0%  /  5.0%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.


(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.






Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.


With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.


You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                       34




INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:




 10% Secure        Up to 90% in one or more of the following
 Value Account     Variable Portfolios, except as otherwise noted:
                   Goldman Sachs VIT Government Money
                   Market Fund
                   SA American Funds VCP Managed Asset
                   Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   DCA FIXED ACCOUNTS**
                   6-Month DCA
                   1-Year DCA
                   * You may invest up to a maximum of 50% in each
                   of these Variable Portfolios.
                   ** You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the investment
                   requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:



 10% Secure        Up to 90% in one or more of the following
 Value Account     Variable Portfolios:
                   INDIVIDUALLY MANAGED ASSET ALLOCATION
                   PORTFOLIOS:
                   SA American Funds Asset Allocation
                   SA BlackRock Multi-Asset Income
                   SA Edge Asset Allocation
                   SA Goldman Sachs Multi-Asset Insights
                   Allocation
                   SA JPMorgan Diversified Balanced
                   SA Legg Mason Tactical Opportunities
                   SA MFS Total Return
                   SA Putnam Asset Allocation Diversified
                   Growth
                   SA T. Rowe Price Asset Allocation Growth
                   Portfolio
                   SA Wellington Strategic Multi-Asset Income
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   SA Allocation Balanced
                   SA Allocation Growth
                   SA Allocation Moderate
                   SA Allocation Moderate Growth
                   FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                   Goldman Sachs VIT Government Money
                   Market Fund
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA JPMorgan MFS Core Bond
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   INDEX FUND-OF-FUNDS PORTFOLIOS
                   SA Global Index Allocation 90/10
                   SA Global Index Allocation 75/25
                   SA Global Index Allocation 60/40
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA American Funds VCP Managed Asset
                   Allocation
                   SA BlackRock VCP Global Multi Asset
                   SA Invesco VCP Equity-Income
                   SA PIMCO VCP Tactical Balanced
                   SA Schroders VCP Global Allocation
                   SA T. Rowe Price VCP Balanced
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the investment
                   requirements.


                                       35



How do my investment requirements impact my feature and contract?


Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.



What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.


FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.


The Income Credit is equal to 6.0% ("Income Credit Percentage") of the Income Credit Base on each Benefit



                                       36




Year Anniversary during the Income Credit Period. If no withdrawals are taken during the Benefit Year, the Income Credit Percentage is not reduced. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6.0% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6.0% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6.0% to 2.0%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.


SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.

PLEASE SEE APPENDIX C FOR DETAILED NUMERICAL EXAMPLES OF YOUR LIVING BENEFIT.



What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by four factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Step-up Value is achieved on or after the Covered Person(s) 65th birthday.


Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The


                                       37



Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.



How can the Income Base and Income Credit Base be increased for Polaris Income Plus?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE


Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.



DECREASES IN THE INCOME BASE


Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus?


The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may


                                       38



not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.



EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


All withdrawals from the contract, including withdrawals taken under these living benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Partial withdrawals under these living benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.



EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess


                                       39



     Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.


All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


What is the fee for Polaris Income Plus and Polaris Income Plus Daily?

The fee for Polaris Income Plus and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


POLARIS INCOME PLUS FEE



                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered
 Persons               1.25%        2.50%        0.60%     (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).



POLARIS INCOME PLUS DAILY FEE



                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.15%        2.50%        0.60%     (+or-)0.40%
 Two Covered
 Persons               1.35%        2.50%        0.60%     (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the



                                       40



fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


Due to the investment requirements associated with the Living Benefits, you may invest a portion of your assets in the following Variable Portfolios:



     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation


Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


PLEASE SEE APPENDIX G -- LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018, FOR APPLICABLE FEES.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.


In addition, for Polaris Income Plus, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.


When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

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                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
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When and how may I elect a Living Benefit?



You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the living benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.



                                       41



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                 COVERED PERSON
                           MINIMUM AGE     MAXIMUM AGE
        One Owner              45              80
     Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                          COVERED PERSON #1      COVERED PERSON #2
                         MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                           AGE         AGE         AGE         AGE
      NON-QUALIFIED:
     Joint Owners(2)       45          80          45          85
      NON-QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          45          80          45        N/A(3)
       QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          45          80          45        N/A(3)


(1)   Based on the age of the older Owner.


(2)   Based on the age of the younger Joint Owner.


(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the living benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.


The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME PLUS WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?" ABOVE.


FOR POLARIS INCOME PLUS ONLY


If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th


                                       42



Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"



Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected Polaris Income Plus Daily.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                  CANCELLATION
 REQUEST RECEIVED               EFFECTIVE DATE
     Years 1-5           5th Benefit Year Anniversary
     Years 5+        Benefit Quarter Anniversary following
                    the receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.



What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market or similar



                                       43



portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?


Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:


     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

Certain death benefit options are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE DEATH BENEFIT OPTIONS.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or



     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.




                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant



BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.



     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.



                                       44




     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.



     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.



     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or



     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     (3) A written statement by a medical doctor who attended the deceased at the time of death.



When Death Benefits are Calculated




     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.


For contracts in which the aggregate of all Purchase Payments in contracts issued by VALIC, AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date.



DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or



     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or



     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.



BENEFICIARY CONTINUATION PROGRAMS


PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.



EXTENDED LEGACY PROGRAM


The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:



     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.



     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.



                                       45




     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.



     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.



     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.



We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:



     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.



Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program



     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.



     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.



     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.



     o The contract may not be assigned and ownership may not be changed or jointly owned.



     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.

Investment Options



     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;



     o Variable Portfolios may differ from those available to the original Owner; and



     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.



INHERITED ACCOUNT PROGRAM


The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.



     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.



     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.



     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.



     o Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.



We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:



     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application



Restrictions on Inherited Account Program




     o No Purchase Payments are permitted after the contract has been issued.



     o Optional Living Benefits cannot be elected under the Inherited Account Program.



     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.



                                       46




5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).



DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.


The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.


The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the living benefits described above.


Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.


THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:


     1.   Contract value; or

     2.   Net Purchase Payments.


THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:


     1.   Contract value; or

     2.   Purchase Payments reduced by:


          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.



                                       47



MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:


          a. any Withdrawal Adjustments, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or


     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


          The anniversary value for any year is equal to the contract value on the applicable anniversary.



SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:



     o Generally, the contract, its benefits and elected features, if any, remain the same.



     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.



     o Continuing Spouse may not terminate the Return of Purchase Payment or the Maximum Anniversary Value death benefit if elected at contract issue.



     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.



We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.



We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL



                                       48




CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.


PLEASE SEE APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE BENEFITS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.




SEPARATE ACCOUNT CHARGES........ 1.15%



(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES


The contract provides a penalty free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments,


                                       49



which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.



12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE





After 15 Transfers..... $25


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES


The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The fee depends on whether you elect to cover one or two lives. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2018, PLEASE SEE APPENDIX G -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 FOR SPECIFIC FEE INFORMATION.



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POLARIS INCOME PLUS



                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered
 Persons               1.25%        2.50%        0.60%     (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.15%        2.50%        0.60%     (+or-)0.40%
 Two Covered
 Persons               1.35%        2.50%        0.60%     (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to October 9, 2017. PLEASE SEE APPENDIX G -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018, FOR APPLICABLE FEES.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The


                                       51



additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest. Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL PAYMENTS. VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

In addition, the Company and AIG Capital Services, Inc., the distributor, may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. PLEASE SEE EXPENSES ABOVE.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisers, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount


                                       52



may be significant. Such amounts received from SAAMCo are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.



WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a living benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a living benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.


                                       53



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.


The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate


                                       54




("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.



ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts.



     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.



     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.



     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.

Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:



     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)



     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)



     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or



                                       55



governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.



Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.



Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.

Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

                                       56




     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);


     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


     o payments to certain individuals called up for active duty after September 11, 2001;



     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:



     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and



     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or



    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or



     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.


Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.



REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.



                                       57




COMMENCEMENT DATE


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.



AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.



TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this


                                       58



treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.



WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")


A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)


should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


NON-QUALIFIED CONTRACTS


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.



QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:



     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.


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You should consult a tax advisor as to the availability of this exception.



DIVERSIFICATION AND INVESTOR CONTROL


DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an affiliate under common control with the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955.


OWNERSHIP STRUCTURE OF THE COMPANY

VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

VALIC is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. VALIC is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require VALIC to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in VALIC's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of


                                       60



the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.


The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.


The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


                                       61



INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


At April 23, 2018, the Company was defending an appeal with respect to a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The litigation concerns a contractual dispute regarding whether the WV Boards were entitled in 2008 to the immediate and complete withdrawal of funds invested in an annuity product issued by VALIC. In 2016, the parties stipulated to resolve the matter through final and non-appealable arbitration before an arbitration panel composed of three West Virginia Business Court judges. The panel issued its decision on April 28, 2017, and no recovery



                                       62




was awarded to the WV Boards. Thereafter, the claims against VALIC were dismissed and the Company's accrual for this contingent liability was reversed. In May 2017, notwithstanding the parties' stipulation that the arbitral decision would be final and non-appealable, the WV Boards appealed the arbitration decision to the West Virginia Supreme Court of Appeals. The appeal remains pending.


Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company, including the lawsuit described above, have arisen in the ordinary course of business. As of April 23, 2018, the Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Distribution of Contracts

Financial Statements

                                       63

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--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                                     FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION          ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/15       12/31/16        12/31/17
================================================================= ==============   ==============   ============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.237       (a)$11.783       (a)$13.165
                                                                  (b)$13.024       (b)$11.574       (b)$12.898
 Ending AUV...................................................... (a)$11.783       (a)$13.165       (a)$14.784
                                                                  (b)$11.574       (b)$12.898       (b)$14.222
 Ending Number of AUs............................................ (a)0             (a)266           (a)0
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.048       (a)$12.590       (a)$14.171
                                                                  (b)$13.829       (b)$12.373       (b)$13.892
 Ending AUV...................................................... (a)$12.590       (a)$14.171       (a)$10.069
                                                                  (b)$12.373       (b)$13.892       (b)$15.002
 Ending Number of AUs............................................ (a)29,208        (a)33,810        (a)11,037
                                                                  (b)246           (b)1,222         (b)698

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)$9.917
                                                                  (b)N/A           (b)N/A           (b)$9.901
 Ending AUV...................................................... (a)N/A           (a)$9.917        (a)$9.863
                                                                  (b)N/A           (b)$9.901        (b)$9.798
 Ending Number of AUs............................................ (a)N/A           (a)13,718        (a)321
                                                                  (b)N/A           (b)3,973         (b)3,822

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$18.584       (a)$18.692       (a)$18.823
                                                                  (b)$18.292       (b)$18.368       (b)$18.451
 Ending AUV...................................................... (a)$18.692       (a)$18.823       (a)$24.145
                                                                  (b)$18.368       (b)$18.451       (b)$23.078
 Ending Number of AUs............................................ (a)0             (a)0             (a)0
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.051       (a)$14.464       (a)$16.703
                                                                  (b)$15.799       (b)$14.213       (b)$16.372
 Ending AUV...................................................... (a)$14.464       (a)$16.703       (a)$19.826
                                                                  (b)$14.213       (b)$16.372       (b)$18.954
 Ending Number of AUs............................................ (a)9,463         (a)34,277        (a)0
                                                                  (b)2,310         (b)10,406        (b)12,472

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.805       (a)$14.807       (a)$17.456
                                                                  (b)$15.561       (b)$14.554       (b)$17.115
 Ending AUV...................................................... (a)$14.807       (a)$17.456       (a)$20.108
                                                                  (b)$14.554       (b)$17.115       (b)$19.218
 Ending Number of AUs............................................ (a)10,043        (a)39,238        (a)0
                                                                  (b)2,607         (b)11,356        (b)13,916

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.560       (a)$12.851       (a)$14.857
                                                                  (b)$13.361       (b)$12.642       (b)$14.578
 Ending AUV...................................................... (a)$12.851       (a)$14.857       (a)$10.130
                                                                  (b)$12.642       (b)$14.578       (b)$16.276
 Ending Number of AUs............................................ (a)169           (a)5,555         (a)1,572
                                                                  (b)630           (b)600           (b)608

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-1



                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15       12/31/16        12/31/17
================================================================= =============   =============   =============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$18.776      (a)$19.495      (a)$19.736
                                                                  (b)$18.435      (b)$19.109      (b)$19.297
 Ending AUV...................................................... (a)$19.495      (a)$19.736      (a)$26.179
                                                                  (b)$19.109      (b)$19.297      (b)$25.019
 Ending Number of AUs............................................ (a)3,638        (a)10,577       (a)0
                                                                  (b)0            (b)676          (b)990

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$19.211      (a)$17.478      (a)$21.506
                                                                  (b)$18.918      (b)$17.183      (b)$21.090
 Ending AUV...................................................... (a)$17.478      (a)$21.506      (a)$24.499
                                                                  (b)$17.183      (b)$21.090      (b)$23.424
 Ending Number of AUs............................................ (a)2,174        (a)9,419        (a)1,096
                                                                  (b)546          (b)3,709        (b)4,063

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.556      (a)$13.862      (a)$14.400
                                                                  (b)$14.354      (b)$13.648      (b)$14.141
 Ending AUV...................................................... (a)$13.862      (a)$14.400      (a)$16.114
                                                                  (b)$13.648      (b)$14.141      (b)$15.390
 Ending Number of AUs............................................ (a)0            (a)17,177       (a)1,399
                                                                  (b)4,272        (b)17,239       (b)13,673

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.406      (a)$14.347      (a)$14.976
                                                                  (b)$15.182      (b)$14.114      (b)$14.696
 Ending AUV...................................................... (a)$14.347      (a)$14.976      (a)$17.883
                                                                  (b)$14.114      (b)$14.696      (b)$17.050
 Ending Number of AUs............................................ (a)12,655       (a)25,905       (a)19,829
                                                                  (b)875          (b)8,037        (b)30,063

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.673      (a)$13.794      (a)$14.386
                                                                  (b)$14.472      (b)$13.581      (b)$14.129
 Ending AUV...................................................... (a)$13.794      (a)$14.386      (a)$16.798
                                                                  (b)$13.581      (b)$14.129      (b)$16.019
 Ending Number of AUs............................................ (a)1,238        (a)8,382        (a)16,949
                                                                  (b)1,129        (b)6,673        (b)7,439

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.708      (a)$13.906      (a)$14.492
                                                                  (b)$14.512      (b)$13.699      (b)$14.240
 Ending AUV...................................................... (a)$13.906      (a)$14.492      (a)$16.655
                                                                  (b)$13.699      (b)$14.240      (b)$15.885
 Ending Number of AUs............................................ (a)0            (a)10,206       (a)34,770
                                                                  (b)2,515        (b)46,029       (b)66,878

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.092      (a)$14.677      (a)$15.806
                                                                  (b)$14.848      (b)$14.415      (b)$15.485
 Ending AUV...................................................... (a)$14.677      (a)$15.806      (a)$18.479
                                                                  (b)$14.415      (b)$15.485      (b)$17.670
 Ending Number of AUs............................................ (a)757          (a)132,949      (a)234,443
                                                                  (b)0            (b)40,380       (b)68,788

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$17.194      (a)$16.568      (a)$16.410
                                                                  (b)$16.929      (b)$16.285      (b)$16.090
 Ending AUV...................................................... (a)$16.568      (a)$16.410      (a)$21.726
                                                                  (b)$16.285      (b)$16.090      (b)$20.771
 Ending Number of AUs............................................ (a)6,834        (a)28,227       (a)319
                                                                  (b)913          (b)5,730        (b)8,432

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-2



                                                                                    FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION          ENDED            ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15        12/31/16         12/31/17
================================================================= =============   ===============   =============
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.310      (a)$16.169        (a)$17.425
                                                                  (b)$16.059      (b)$15.893        (b)$17.086
 Ending AUV...................................................... (a)$16.169      (a)$17.425        (a)$22.513
                                                                  (b)$15.893      (b)$17.086        (b)$21.524
 Ending Number of AUs............................................ (a)9,307        (a)18,775         (a)5,909
                                                                  (b)631          (b)8,012          (b)13,111

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.840      (a)$15.212        (a)$16.699
                                                                  (b)$15.600      (b)$14.956        (b)$16.377
 Ending AUV...................................................... (a)$15.212      (a)$16.699        (a)$20.584
                                                                  (b)$14.956      (b)$16.377        (b)$19.678
 Ending Number of AUs............................................ (a)5,430        (a)51,851         (a)3,375
                                                                  (b)340          (b)5,694          (b)15,814

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.309      (a)$11.781        (a)$12.443
                                                                  (b)$12.262      (b)$11.716        (b)$12.344
 Ending AUV...................................................... (a)$11.781      (a)$12.443        (a)$14.170
                                                                  (b)$11.716      (b)$12.344        (b)$13.912
 Ending Number of AUs............................................ (a)369,537      (a)1,506,791      (a)242,301
                                                                  (b)7,591        (b)55,087         (b)79,251

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET - AST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$11.336
                                                                  (b)N/A          (b)N/A            (b)$11.234
 Ending AUV...................................................... (a)N/A          (a)$11.336        (a)$11.961
                                                                  (b)N/A          (b)$11.234        (b)$11.741
 Ending Number of AUs............................................ (a)N/A          (a)8,433          (a)4,569
                                                                  (b)N/A          (b)0              (b)2,480

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$10.398
                                                                  (b)N/A          (b)N/A            (b)$10.374
 Ending AUV...................................................... (a)N/A          (a)$10.398        (a)$11.537
                                                                  (b)N/A          (b)$10.374        (b)$11.448
 Ending Number of AUs............................................ (a)N/A          (a)1,083,789      (a)135,493
                                                                  (b)N/A          (b)23,101         (b)60,752

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.030      (a)$15.139        (a)$15.257
                                                                  (b)$14.792      (b)$14.875        (b)$14.953
 Ending AUV...................................................... (a)$15.139      (a)$15.257        (a)$19.005
                                                                  (b)$14.875      (b)$14.953        (b)$18.182
 Ending Number of AUs............................................ (a)4,494        (a)18,053         (a)0
                                                                  (b)1,023        (b)5,127          (b)6,120

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$17.405      (a)$17.648        (a)$20.302
                                                                  (b)$17.137      (b)$17.347        (b)$19.905
 Ending AUV...................................................... (a)$17.648      (a)$20.302        (a)$27.627
                                                                  (b)$17.347      (b)$19.905        (b)$26.431
 Ending Number of AUs............................................ (a)1,480        (a)2,833          (a)137
                                                                  (b)88           (b)450            (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$9.219       (a)$9.112         (a)$8.964
                                                                  (b)$9.073       (b)$8.953         (b)$8.786
 Ending AUV...................................................... (a)$9.112       (a)$8.964         (a)$9.096
                                                                  (b)$8.953       (b)$8.786         (b)$8.691
 Ending Number of AUs............................................ (a)4,447        (a)20,577         (a)1,517
                                                                  (b)0            (b)1,514          (b)1,790

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-3



                                                                                   FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION         ENDED          ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15      12/31/16        12/31/17
================================================================= =============   ============   =============
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$19.522      (a)$19.195     (a)$22.289
                                                                  (b)$19.153      (b)$18.800     (b)$21.777
 Ending AUV...................................................... (a)$19.195      (a)$22.289     (a)$26.513
                                                                  (b)$18.800      (b)$21.777     (b)$25.414
 Ending Number of AUs............................................ (a)5,681        (a)44,481      (a)0
                                                                  (b)899          (b)5,930       (b)8,652

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.992      (a)$15.031     (a)$16.395
                                                                  (b)$15.718      (b)$14.748     (b)$16.046
 Ending AUV...................................................... (a)$15.031      (a)$16.395     (a)$18.799
                                                                  (b)$14.748      (b)$16.046     (b)$17.929
 Ending Number of AUs............................................ (a)0            (a)0           (a)0
                                                                  (b)0            (b)0           (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.436      (a)$15.766     (a)$16.882
                                                                  (b)$16.179      (b)$15.494     (b)$16.550
 Ending AUV...................................................... (a)$15.766      (a)$16.882     (a)$18.134
                                                                  (b)$15.494      (b)$16.550     (b)$17.334
 Ending Number of AUs............................................ (a)8,882        (a)79,022      (a)12,915
                                                                  (b)2,223        (b)26,802      (b)27,802

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.743      (a)$11.829     (a)$12.653
                                                                  (b)$11.566      (b)$11.632     (b)$12.410
 Ending AUV...................................................... (a)$11.829      (a)$12.653     (a)$13.448
                                                                  (b)$11.632      (b)$12.410     (b)$12.846
 Ending Number of AUs............................................ (a)1,028        (a)3,780       (a)0
                                                                  (b)11           (b)492         (b)2,214

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)N/A
                                                                  (b)N/A          (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A         (a)$10.020
                                                                  (b)N/A          (b)N/A         (b)$10.010
 Ending Number of AUs............................................ (a)N/A          (a)N/A         (a)2,026
                                                                  (b)N/A          (b)N/A         (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)N/A
                                                                  (b)N/A          (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A         (a)$9.920
                                                                  (b)N/A          (b)N/A         (b)$9.911
 Ending Number of AUs............................................ (a)N/A          (a)N/A         (a)0
                                                                  (b)N/A          (b)N/A         (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.580      (a)$14.091     (a)$18.156
                                                                  (b)$15.335      (b)$13.846     (b)$17.799
 Ending AUV...................................................... (a)$14.091      (a)$18.159     (a)$20.096
                                                                  (b)$13.846      (b)$17.799     (b)$19.199
 Ending Number of AUs............................................ (a)3,400        (a)10,063      (a)668
                                                                  (b)667          (b)2,503       (b)2,864

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.272      (a)$12.051     (a)$12.021
                                                                  (b)$12.089      (b)$11.851     (b)$11.793
 Ending AUV...................................................... (a)$12.051      (a)$12.021     (a)$12.941
                                                                  (b)$11.851      (b)$11.793     (b)$12.372
 Ending Number of AUs............................................ (a)6,861        (a)50,889      (a)12,802
                                                                  (b)923          (b)19,664      (b)21,254

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-4



                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15       12/31/16        12/31/17
================================================================= =============   =============   =============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.299
                                                                  (b)N/A          (b)N/A          (b)$10.289
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)1,461
                                                                  (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3
(Inception Date - 5/1/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$11.006
                                                                  (b)N/A          (b)N/A          (b)$10.967
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)23,245
                                                                  (b)N/A          (b)N/A          (b)7,833

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3
(Inception Date - 5/1/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$11.309
                                                                  (b)N/A          (b)N/A          (b)$11.269
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)38,936
                                                                  (b)N/A          (b)N/A          (b)2,038

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3
(Inception Date - 5/1/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$11.478
                                                                  (b)N/A          (b)N/A          (b)$11.437
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)254,444
                                                                  (b)N/A          (b)N/A          (b)56,004

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.348
                                                                  (b)N/A          (b)N/A          (b)$10.338
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$19.136      (a)$17.586      (a)$17.994
                                                                  (b)$18.844      (b)$17.288      (b)$17.645
 Ending AUV...................................................... (a)$17.586      (a)$17.994      (a)$22.633
                                                                  (b)$17.288      (b)$17.645      (b)$21.638
 Ending Number of AUs............................................ (a)1,178        (a)1,591        (a)593
                                                                  (b)0            (b)0            (b)0

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.920      (a)$11.360      (a)$12.318
                                                                  (b)$11.860      (b)$11.284      (b)$12.205
 Ending AUV...................................................... (a)$11.360      (a)$12.318      (a)$13.468
                                                                  (b)$11.284      (b)$12.205      (b)$13.219
 Ending Number of AUs............................................ (a)381,814      (a)782,254      (a)97,020
                                                                  (b)6,467        (b)19,976       (b)30,195

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.786      (a)$16.429      (a)$15.942
                                                                  (b)$16.530      (b)$16.151      (b)$15.634
 Ending AUV...................................................... (a)$16.429      (a)$15.942      (a)$20.890
                                                                  (b)$16.151      (b)$15.634      (b)$19.986
 Ending Number of AUs............................................ (a)3,682        (a)10,070       (a)0
                                                                  (b)885          (b)3,288        (b)3,663

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-5



                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15       12/31/16        12/31/17
================================================================= =============   =============   =============
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.850      (a)$15.386      (a)$16.236
                                                                  (b)$15.604      (b)$15.122      (b)$15.917
 Ending AUV...................................................... (a)$15.386      (a)$16.236      (a)$18.686
                                                                  (b)$15.122      (b)$15.917      (b)$17.910
 Ending Number of AUs............................................ (a)7,076        (a)35,712       (a)7,627
                                                                  (b)200          (b)1,007        (b)336

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.811      (a)$9.016       (a)$9.828
                                                                  (b)$11.631      (b)$8.864       (b)$9.638
 Ending AUV...................................................... (a)$9.016       (a)$9.828       (a)$14.087
                                                                  (b)$8.864       (b)$9.638       (b)$13.470
 Ending Number of AUs............................................ (a)3,351        (a)13,381       (a)0
                                                                  (b)956          (b)3,989        (b)4,421

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.707      (a)$15.142      (a)$17.228
                                                                  (b)$15.452      (b)$14.871      (b)$16.877
 Ending AUV...................................................... (a)$15.142      (a)$17.228      (a)$20.678
                                                                  (b)$14.871      (b)$16.877      (b)$19.609
 Ending Number of AUs............................................ (a)9,227        (a)41,218       (a)1,033
                                                                  (b)2,835        (b)10,783       (b)12,819

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.141      (a)$12.254      (a)$12.749
                                                                  (b)$12.918      (b)$12.026      (b)$12.481
 Ending AUV...................................................... (a)$12.254      (a)$12.749      (a)$16.045
                                                                  (b)$12.026      (b)$12.481      (b)$15.243
 Ending Number of AUs............................................ (a)0            (a)141          (a)0
                                                                  (b)0            (b)0            (b)0

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.927      (a)$13.656      (a)$13.900
                                                                  (b)$13.717      (b)$13.427      (b)$13.633
 Ending AUV...................................................... (a)$13.656      (a)$13.900      (a)$14.660
                                                                  (b)$13.427      (b)$13.633      (b)$13.919
 Ending Number of AUs............................................ (a)26,163       (a)104,542      (a)18,523
                                                                  (b)3,767        (b)17,264       (b)22,811

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$21.052      (a)$19.998      (a)$19.731
                                                                  (b)$20.719      (b)$19.649      (b)$19.339
 Ending AUV...................................................... (a)$19.998      (a)$19.731      (a)$25.758
                                                                  (b)$19.649      (b)$19.339      (b)$24.626
 Ending Number of AUs............................................ (a)925          (a)1,553        (a)147
                                                                  (b)0            (b)0            (b)2,685

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.491
                                                                  (b)N/A          (b)N/A          (b)$10.481
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.024      (a)$14.380      (a)$16.226
                                                                  (b)$14.794      (b)$14.137      (b)$15.912
 Ending AUV...................................................... (a)$14.380      (a)$16.226      (a)$19.714
                                                                  (b)$14.137      (b)$15.912      (b)$18.844
 Ending Number of AUs............................................ (a)6,179        (a)25,265       (a)0
                                                                  (b)1,401        (b)6,762        (b)11,646

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-6



                                                                                   FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION         ENDED          ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15      12/31/16        12/31/17
================================================================= =============   ============   =============
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)N/A
                                                                  (b)N/A          (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A         (a)$10.285
                                                                  (b)N/A          (b)N/A         (b)$10.276
 Ending Number of AUs............................................ (a)N/A          (a)N/A         (a)2,755
                                                                  (b)N/A          (b)N/A         (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.531      (a)$16.281     (a)$17.049
                                                                  (b)$16.278      (b)$16.005     (b)$16.719
 Ending AUV...................................................... (a)$16.281      (a)$17.049     (a)$21.931
                                                                  (b)$16.005      (b)$16.719     (b)$20.861
 Ending Number of AUs............................................ (a)3,427        (a)22,414      (a)732
                                                                  (b)629          (b)3,759       (b)6,515

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$17.417      (a)$16.867     (a)$18.042
                                                                  (b)$17.146      (b)$16.577     (b)$17.688
 Ending AUV...................................................... (a)$16.867      (a)$18.042     (a)$22.369
                                                                  (b)$16.577      (b)$17.688     (b)$21.442
 Ending Number of AUs............................................ (a)8,658        (a)33,665      (a)0
                                                                  (b)2,080        (b)9,880       (b)11,559

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$18.579      (a)$15.782     (a)$17.182
                                                                  (b)$18.180      (b)$15.418     (b)$16.743
 Ending AUV...................................................... (a)$15.782      (a)$17.182     (a)$19.893
                                                                  (b)$15.418      (b)$16.743     (b)$18.912
 Ending Number of AUs............................................ (a)0            (a)1,856       (a)0
                                                                  (b)103          (b)477         (b)0

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.765      (a)$14.260     (a)$15.315
                                                                  (b)$14.541      (b)$14.021     (b)$15.021
 Ending AUV...................................................... (a)$14.260      (a)$15.315     (a)$17.319
                                                                  (b)$14.021      (b)$15.021     (b)$16.557
 Ending Number of AUs............................................ (a)1,945        (a)27,691      (a)5,219
                                                                  (b)323          (b)1,603       (b)0

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)N/A
                                                                  (b)N/A          (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A         (a)$10.454
                                                                  (b)N/A          (b)N/A         (b)$10.444
 Ending Number of AUs............................................ (a)N/A          (a)N/A         (a)0
                                                                  (b)N/A          (b)N/A         (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.473      (a)$10.317     (a)$9.960
                                                                  (b)$11.295      (b)$10.140     (b)$9.765
 Ending AUV...................................................... (a)$10.317      (a)$9.960      (a)$12.552
                                                                  (b)$10.140      (b)$9.765      (b)$11.993
 Ending Number of AUs............................................ (a)4,931        (a)35,509      (a)0
                                                                  (b)1,360        (b)7,353       (b)13,409

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.945      (a)$15.765     (a)$17.333
                                                                  (b)$15.655      (b)$15.453     (b)$16.947
 Ending AUV...................................................... (a)$15.765      (a)$17.333     (a)$20.422
                                                                  (b)$15.453      (b)$16.947     (b)$19.454
 Ending Number of AUs............................................ (a)24,971       (a)40,638      (a)340
                                                                  (b)1,288        (b)6,054       (b)7,595

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-7



                                                                                    FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION          ENDED            ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15        12/31/16         12/31/17
================================================================= =============   ===============   =============
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.512      (a)$10.784        (a)$11.367
                                                                  (b)$11.455      (b)$10.713        (b)$11.263
 Ending AUV...................................................... (a)$10.784      (a)$11.367        (a)$13.128
                                                                  (b)$10.713      (b)$11.263        (b)$12.886
 Ending Number of AUs............................................ (a)337,771      (a)1,214,380      (a)69,519
                                                                  (b)6,812        (b)50,526         (b)69,675

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.212      (a)$12.893        (a)$15.012
                                                                  (b)$13.989      (b)$12.670        (b)$14.715
 Ending AUV...................................................... (a)$12.893      (a)$15.012        (a)$16.632
                                                                  (b)$12.670      (b)$14.715        (b)$15.860
 Ending Number of AUs............................................ (a)2,822        (a)12,463         (a)1,035
                                                                  (b)753          (b)3,423          (b)6,842

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$10.315
                                                                  (b)N/A          (b)N/A            (b)$10.308
 Ending AUV...................................................... (a)N/A          (a)$10.315        (a)$12.189
                                                                  (b)N/A          (b)$10.308        (b)$12.128
 Ending Number of AUs............................................ (a)N/A          (a)0              (a)27,054
                                                                  (b)N/A          (b)0              (b)4,617

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3
Shares (Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$9.830       (a)$8.695         (a)$8.691
                                                                  (b)$9.661       (b)$8.532         (b)$8.506
 Ending AUV...................................................... (a)$8.695       (a)$8.691         (a)$10.888
                                                                  (b)$8.532       (b)$8.506         (b)$10.401
 Ending Number of AUs............................................ (a)0            (a)7,788          (a)0
                                                                  (b)0            (b)0              (b)0

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$10.844
                                                                  (b)N/A          (b)N/A            (b)$10.819
 Ending AUV...................................................... (a)N/A          (a)$10.844        (a)$12.142
                                                                  (b)N/A          (b)$10.819        (b)$12.048
 Ending Number of AUs............................................ (a)N/A          (a)517,217        (a)130,394
                                                                  (b)N/A          (b)36,467         (b)60,882

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)N/A
                                                                  (b)N/A          (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A            (a)$10.157
                                                                  (b)N/A          (b)N/A            (b)$10.147
 Ending Number of AUs............................................ (a)N/A          (a)N/A            (a)0
                                                                  (b)N/A          (b)N/A            (b)0

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.257      (a)$10.258        (a)$10.243
                                                                  (b)$12.071      (b)$10.086        (b)$10.046
 Ending AUV...................................................... (a)$10.258      (a)$10.243        (a)$12.574
                                                                  (b)$10.086      (b)$10.046        (b)$12.015
 Ending Number of AUs............................................ (a)5,405        (a)26,231         (a)1,116
                                                                  (b)1,360        (b)7,562          (b)9,616

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$10.588
                                                                  (b)N/A          (b)N/A            (b)$10.563
 Ending AUV...................................................... (a)N/A          (a)$10.588        (a)$12.465
                                                                  (b)N/A          (b)$10.563        (b)$12.368
 Ending Number of AUs............................................ (a)N/A          (a)836,972        (a)176,535
                                                                  (b)N/A          (b)46,628         (b)85,834

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-8



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                     INCEPTION           ENDED            ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/15         12/31/16         12/31/17
================================================================= ===============   ===============   =============
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.292
                                                                  (b)N/A            (b)N/A            (b)$10.282
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)0
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.764        (a)$11.749        (a)$12.121
                                                                  (b)$12.660        (b)$11.634        (b)$11.972
 Ending AUV...................................................... (a)$11.749        (a)$12.121        (a)$14.480
                                                                  (b)$11.634        (b)$11.972        (b)$14.140
 Ending Number of AUs............................................ (a)1,731,873      (a)3,432,422      (a)243,373
                                                                  (b)49,670         (b)90,583         (b)106,132

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.576        (a)$11.629        (a)$12.070
                                                                  (b)$12.490        (b)$11.530        (b)$11.938
 Ending AUV...................................................... (a)$11.629        (a)$12.070        (a)$14.220
                                                                  (b)$11.530        (b)$11.938        (b)$13.913
 Ending Number of AUs............................................ (a)1,559,723      (a)2,888,567      (a)175,549
                                                                  (b)54,387         (b)85,239         (b)90,881

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.395
                                                                  (b)N/A            (b)N/A            (b)$10.385
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)1,278
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$23.725        (a)$23.642        (a)$23.741
                                                                  (b)$23.341        (b)$23.220        (b)$23.259
 Ending AUV...................................................... (a)$23.642        (a)$23.741        (a)$31.763
                                                                  (b)$23.220        (b)$23.259        (b)$30.334
 Ending Number of AUs............................................ (a)5,286          (a)25,898         (a)219
                                                                  (b)848            (b)4,143          (b)4,952

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.404        (a)$12.258        (a)$12.247
                                                                  (b)$12.220        (b)$12.055        (b)$12.014
 Ending AUV...................................................... (a)$12.258        (a)$12.247        (a)$12.713
                                                                  (b)$12.055        (b)$12.014        (b)$12.155
 Ending Number of AUs............................................ (a)12,336         (a)79,931         (a)26,787
                                                                  (b)2,960          (b)14,306         (b)18,469

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.071        (a)$15.176        (a)$16.049
                                                                  (b)$15.830        (b)$14.923        (b)$15.742
 Ending AUV...................................................... (a)$15.176        (a)$16.049        (a)$19.360
                                                                  (b)$14.923        (b)$15.742        (b)$18.521
 Ending Number of AUs............................................ (a)0              (a)0              (a)0
                                                                  (b)0              (b)0              (b)331

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$9.083         (a)$6.567         (a)$8.404
                                                                  (b)$8.931         (b)$6.447         (b)$8.229
 Ending AUV...................................................... (a)$6.567         (a)$8.404         (a)$9.719
                                                                  (b)$6.447         (b)$8.229         (b)$9.300
 Ending Number of AUs............................................ (a)0              (a)1,604          (a)0
                                                                  (b)0              (b)0              (b)683

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-9



                                                                                   FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION         ENDED          ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15      12/31/16        12/31/17
================================================================= =============   ============   =============
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.567      (a)$11.191     (a)$11.455
                                                                  (b)$11.416      (b)$11.027     (b)$11.259
 Ending AUV...................................................... (a)$11.191      (a)$11.455     (a)$11.842
                                                                  (b)$11.027      (b)$11.259     (b)$11.300
 Ending Number of AUs............................................ (a)5,468        (a)26,680      (a)18,686
                                                                  (b)948          (b)6,656       (b)7,207

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME (FORMERLY STRATEGIC MULTI-ASSET) - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)$9.913
                                                                  (b)N/A          (b)N/A         (b)$9.907
 Ending AUV...................................................... (a)N/A          (a)$9.913      (a)$11.379
                                                                  (b)N/A          (b)$9.907      (b)$11.322
 Ending Number of AUs............................................ (a)N/A          (a)0           (a)8,320
                                                                  (b)N/A          (b)0           (b)1,504

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.829      (a)$12.620     (a)$13.343
                                                                  (b)$13.584      (b)$12.376     (b)$13.052
 Ending AUV...................................................... (a)$12.620      (a)$13.343     (a)$17.527
                                                                  (b)$12.376      (b)$13.052     (b)$16.613
 Ending Number of AUs............................................ (a)0            (a)1,256       (a)504
                                                                  (b)0            (b)4,454       (b)4,068

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.343      (a)$15.970     (a)$15.881
                                                                  (b)$16.064      (b)$15.671     (b)$15.545
 Ending AUV...................................................... (a)$15.970      (a)$15.881     (a)$21.670
                                                                  (b)$15.671      (b)$15.545     (b)$20.716
 Ending Number of AUs............................................ (a)0            (a)0           (a)0
                                                                  (b)0            (b)0           (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-10

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--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may switch to the Income Phase any time after your first      Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time 13 or more months after   New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to
                                 the Goldman Sachs VIT Government Money Market Fund or similar money market
                                 portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is
                                 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is
                                 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as
                                 the Purchase Payments paid. If you invest in Variable
                                   Portfolio(s), the Free Look
                                 amount is calculated as the greater of (1) Purchase Payments or
                                   (2) the value of
                                 your contract plus any fees paid on the day we received your request in Good Order
                                 at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your
                                 contract plus fees and charges on the day we receive your
                                   request in Good Order at
                                 the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and
                                 charges on the day we received your request in Good Order at the  Texas
                                   Annuity Service
                                 Center.
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments
                                 including fees and charges or (2) the value of your contract on   New York
                                   the day we receive
                                 your request in Good Order at the Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners   California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners                                                        Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   Texas
                                   must be $2,000.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts.           California
                                                                                                   Missouri
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Connecticut on or after
                                 February 6, 2017.                                                 Massachusetts
                                                                                                   Pennsylvania
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for
                                 Non-Qualified contracts based on contract value when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total
                                 Purchase Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on
                                 contract value when you begin the Income Phase.


                                      B-1



    PROSPECTUS PROVISION                        AVAILABILITY OR VARIATION                       ISSUE STATE
Premium Tax                 For the first $500,000 in the contract, we deduct premium tax     South Dakota
                              charges of 1.25% for
                            Non-Qualified contracts based on total Purchase Payments when you begin the
                            Income Phase. For any amount in excess of $500,000 in the
                              contract, we deduct
                            front-end premium tax charges of 0.08% for Non-Qualified
                              contracts based on total
                            Purchase Payments when you begin the Income Phase.
Premium Tax                 We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                              and 1.0% for
                            Non-Qualified contracts based on contract value when you begin the Income Phase.
Premium Tax                 We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                              contracts based on total
                            Purchase Payments when you begin the Income Phase.
Polaris Income Builder      Charge will be deducted pro-rata from Variable Portfolios only.   Missouri
Polaris Income Plus                                                                           New York
                                                                                              Oregon
                                                                                              Texas
                                                                                              Washington
Polaris Income Plus Daily   Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                              Missouri
                                                                                              New York
                                                                                              Oregon
                                                                                              Texas
                                                                                              Washington
Transfer Privilege          Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                              Texas



                                      B-2

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--------------------------------------------------------------------------------

 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS

                       AND POLARIS INCOME PLUS DAILY FEE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





The fee for Polaris Income Plus and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS FEE



                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered
 Persons               1.25%        2.50%        0.60%     (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

POLARIS INCOME PLUS DAILY FEE


                                                              MAXIMUM
                                                             ANNUALIZED
                                                              FEE RATE
                                                            DECREASED OR
                                                              INCREASE
                      INITIAL      MAXIMUM      MINIMUM         EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered
 Person                1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered
 Persons               1.35%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).


The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.


The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.00%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).


EXAMPLE

ASSUMPTIONS:

     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED


     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st       525.71         N/A         1.00%        0.2500%
     2nd       412.12         N/A         1.00%        0.2500%
     3rd       770.25         N/A         1.00%        0.2500%
     4th       573.97         N/A         1.00%        0.2500%
     5th       204.42        0.81%        0.81%        0.2025%


* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:


IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}


1.00% + {0.05% x [204.42/33 - 10]}

1.00% + [0.05% x (-3.81)]

1.00% + (-0.19%) = 0.81% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.00% - 0.81% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.00%).


                                      C-1



0.81% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.81%

The Quarterly Fee Rate is 0.2025% (or 0.81% divided by 4).


AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE       FEE RATE     FEE RATE
     6th       351.93        1.03%        1.03%       0.2575%
     7th       307.03        0.97%        0.97%       0.2425%
     8th       602.30        1.41%        1.37%       0.3425%
     9th       698.25        1.56%        1.56%       0.3900%
    10th       323.74        0.99%        1.16%       0.2900%
    11th       398.72        1.10%        1.10%       0.2750%
    12th       261.37        0.90%        0.90%       0.2250%
    13th       281.15        0.93%        0.93%       0.2325%
    14th       151.32        0.73%        0.73%       0.1825%
    15th       52.63         0.58%        0.60%       0.1500%
    16th       207.38        0.81%        0.81%       0.2025%


The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:


IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}


1.00% + {0.05% x [602.30/33 - 10]}

1.00% + [0.05% x (8.25)]

1.00% + 0.41% = 1.41% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.41% - 0.97% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.37% (0.97% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3425% (or 1.37% divided by 4).


IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS
FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}


1.00% + {0.05% x [323.74/33 - 10]}

1.00% + [0.05% x (-0.19)]

1.00% + (-0.01%) = 0.99% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.56% - 0.99% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.56%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.16% (1.56% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.2900% (or 1.16% divided by 4).


IN THE 15TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
52.63. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}


1.00% + {0.05% x [52.63/33 - 10]}

1.00% + [0.05% x (-8.41)]

1.00% + (-0.42%) = 0.58% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate is 0.58% is lower than the Minimum Annual Fee Rate (0.60%).

The Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

Therefore, the Quarterly Fee Rate is 0.1500% (or 0.60% divided by 4).


After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.



                                      C-2

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--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered living benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.


Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date


     o     Maximum Annual Withdrawal Percentage = 6.5%




                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500


     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage


      = $100,000 x 6.5% = $6,500



EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.


     o     No withdrawals taken in the first 3 contract years.




                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,500
            Year 1         $150,000   $245,000        --       $250,000    $250,000       --      $16,250
      1st Anniversary         --      $270,000   $270,000      $270,000    $270,000    $15,000    $17,550
      2nd Anniversary         --      $287,000   $287,000      $287,000    $287,000    $16,200    $18,655
      3rd Anniversary         --      $310,000   $310,000      $310,000    $310,000    $17,220    $20,150


     Subsequent Purchase Payments within the first contract year:


           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)


The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.


           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $16,250 ($250,000 x 6.50%).



                                      D-1

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.


           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $17,550 ($270,000 x 6.50%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $18,655 ($287,000 x 6.50%).



           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $20,150 ($310,000 x 6.50%).



EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.



                                                                                                MAXIMUM
                                    ASSUMED                               INCOME                 ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $20,150
       Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $20,150
   4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $20,352
       Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $20,352
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $20,553


     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:


     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA").

           o In year 4, $15,500 was withdrawn and is less than MAWA of $20,150.

           o In year 5, $15,655 was withdrawn and is less than MAWA of $20,352.



     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage).


Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


                                      D-2

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.



                                                                                              MAXIMUM
                                    ASSUMED                               INCOME               ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $20,553
       Year 6        $25,296      $280,000        --       $310,928    $304,831      --     $20,210
   6th Anniversary       --       $290,000   $290,000      $310,928    $304,831    $    0   $20,210
       Year 7        $24,874      $260,000        --       $305,553    $299,561      --     $19,861
   7th Anniversary       --       $230,000   $230,000      $305,553    $299,561    $    0   $19,861


The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:


     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.



           o In year 6, the reduction proportion is 1.6674% ([$25,296 - $20,553] / [$305,000 - $20,553]); the reduced Income Base is
              $310,928 ($316,200 x [1 - 1.6674%]); and the reduced Income
              Credit Base is $304,831 ($310,000 x [1 - 1.6674%]).



           o In year 7, the reduction proportion is 1.7287% ([$24,874 - $20,210] / [$290,000 - $20,210]); the reduced Income Base is
              $305,553 ($310,928 x [1 - 1.7287%]); and the reduced Income
              Credit Base is $299,561 ($304,831 x [1 - 1.7287%]).


     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.



                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $305,553    $299,561    $     0    $19,861          --
    8th Anniversary   $150,000   $150,000      $323,526    $299,561    $17,974    $21,029          --
    9th Anniversary   $100,000   $100,000      $341,500    $299,561    $17,974    $22,198          --
   10th Anniversary   $ 50,000   $ 50,000      $359,474    $299,561    $17,974    $23,366          --
       Year 11        $      0   $      0      $359,474    $299,561       --      $23,366          --
   11th Anniversary   $      0   $      0      $359,474    $299,561       --          --       $14,379



     o The Protected Income Payment of $14,379 ($359,474 x 4%) will be paid for the lifetime of the Covered Person.


Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

                                      D-3


     o     Maximum Annual Withdrawal Percentage = 6.5%




                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500


     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage


      = $100,000 x 6.5% = $6,500



EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years



                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 6,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 6,630
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 6,825
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $16,575
      Year 1 - Day 300        --      $260,000   $260,000    $250,000    $260,000    $16,900
      1st Anniversary         --      $261,000   $261,000    $262,500    $262,500    $17,063
      Year 2 - Day 180        --      $275,000   $275,000    $262,500    $275,000    $17,875
      Year 2 - Day 250        --      $280,000   $280,000    $262,500    $280,000    $18,200
      2nd Anniversary         --      $279,000      --       $275,000    $280,000    $18,200
      Year 3 - Day 45         --      $290,000   $290,000    $275,000    $290,000    $18,850
      Year 3 - Day 275        --      $300,000   $300,000    $275,000    $300,000    $19,500
      3rd Anniversary         --      $310,000   $310,000    $287,500    $310,000    $20,150


     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:


     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base.



           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,630 ($102,000 x 6.50%).



           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,825 ($105,000 x 6.50%).



     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $16,575 ($255,000 x 6.50%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.



                                      D-4


           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $16,900 ($260,000 x 6.50%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $17,063 ($262,500 x 6.50%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $17,875 ($275,000 x 6.50%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $18,200 ($280,000 x 6.50%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $18,200.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $18,850 ($290,000 x 6.50%).



           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $19,500 ($300,000 x 6.50%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $20,150 ($310,000 x 6.50%).



EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.



                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $20,150
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $20,475
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $20,475
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $20,475
    4th Anniversary   $311,000       --          --          --       $320,000    $20,800
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $20,800
    Year 5 - Day 80   $322,000   $20,800         --          --       $320,000    $20,800
    5th Anniversary   $317,000       --          --          --       $325,000    $21,125
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $21,125
    6th Anniversary   $329,000       --          --          --       $330,000    $21,450


     o     In year 4, $10,000, an amount less than MAWA was withdrawn.


     o     In year 5, $20,800, an amount equal to MAWA was withdrawn.


The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.


           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $20,475 ($315,000 x 6.50%).



                                      D-5


           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $20,475. The Income Base ($315,000) and the MAWA ($20,475) remained unchanged.



     o After the first withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.


           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.


           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $20,800 ($320,000 x 6.50%).


     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.


           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($20,800) remained unchanged.



           o In year 5 - day 80, $20,800 was withdrawn and is equal to the MAWA of $20,800. The Income Base ($320,000) and the MAWA ($20,800) remained unchanged.



           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,125 ($325,000 x 6.50%).



           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($21,125) remained unchanged.



           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,450 ($330,000 x 6.50%).



EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.



                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $21,450
    Year 7 - Day 37   $321,000   $26,400         --       $324,547    $21,096
   Year 7 - Day 362   $325,000       --       $325,000    $324,547    $21,096
    7th Anniversary   $317,000       --          --       $325,000    $21,125
    Year 8 - Day 46   $307,000   $26,000         --       $319,458    $20,765
    8th Anniversary   $270,000       --          --       $319,458    $20,765



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:


     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.


           o  In year 7 - day 37, the reduction proportion is 1.6525% ([$26,400
              - $21,450] / [$321,000 - $21,450]); the reduced Income Base is
              $324,547 ($330,000 x [1 - 1.6525%]) and the reduced MAWA is
              $21,096 ($324,547 x 6.50%).



           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($324,547) and the MAWA ($21,096) remained unchanged.



           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $21,125 ($325,000 x 6.50%).



           o  In year 8 - day 46, the reduction proportion is 1.7053% ([$26,000
              - $21,125] / [$307,000 - $21,125]); the reduced Income Base is
              $319,458 ($325,000 x [1 - 1.7053%]); and the reduced MAWA is
              $20,765 ($319,458 x 6.50%).



                                      D-6

EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.



                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $319,458    $20,765          --
    9th Anniversary   $150,000   $20,765         --     $319,458    $20,765          --
   10th Anniversary   $100,000   $20,765         --     $319,458    $20,765          --
   11th Anniversary   $ 50,000   $20,765         --     $319,458    $20,765          --
   Year 12 - Day 81   $      0   $20,765         --     $319,458    $20,765          --
   12th Anniversary   $      0   $     0         --     $319,458        --       $12,778



     o The Protected Income Payment of $12,630 ($319,458x 4%) will be paid for the lifetime of the Covered Person.


                                      D-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2017, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the


                                      E-1



              contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

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--------------------------------------------------------------------------------
APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain Death Benefits are no longer offered or have changed since first being offered. None of the death benefits described below are currently being offered. If your contract was issued prior to May 1, 2017 and you elected the standard death benefit option or the optional Maximum Anniversary Value death benefit, the following provisions are applicable to the benefit you elected.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


STANDARD DEATH BENEFIT

If you elected the standard death benefit, the Separate Account charge for your contract without election of any optional death benefit is 1.30% and includes the return of Purchase Payment Death Benefit fee of 0.15% as follows:


SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge......................... 1.30%
  Maximum Anniversary Value Death Benefit Fee, if
     elected...................................... 0.25%
                                                   ----
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.55%
                                                   ====

STANDARD DEATH BENEFIT


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:


The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:


The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:


          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.



MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.


THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or


     3. Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:


          a. any Withdrawal Adjustments, if the living benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or



     3. Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in



                                      F-1




              the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


          The anniversary value for any year is equal to the contract value on the applicable anniversary.


DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

THE FOLLOWING PROVISIONS APPLY TO THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH.


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or


          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:


               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:


               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.



          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the



                                      F-2


                     living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      F-3

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--------------------------------------------------------------------------------

     APPENDIX G - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





None of the living benefits described below are currently being offered.


Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS



Polaris Income Plus Daily............ G-1
Polaris Income Plus Daily Fee........ G-8
Polaris Income Plus.................. G-12
Polaris Income Plus Fee.............. G-16
Polaris Income Builder............... G-20
Polaris Income Builder Fee........... G-25





POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018


If your contract was purchased between MAY 1, 2016 AND APRIL 30, 2018, the following describes the living benefit you elected.



HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Anniversaries, looking back at the prior Benefit Year's Step-up Values.

The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary.


In addition, if your contract was purchased between MAY 1, 2017 AND APRIL 30, 2018, the following also applies to the living benefit you elected.


If you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown below. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period.

The Minimum Income Base is the guaranteed minimum amount which is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:




                                        MINIMUM INCOME BASE
                                             PERCENTAGE
     MINIMUM INCOME BASE PERIOD           (AS A PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR      OF THE 1ST BENEFIT
  TO THE BENEFIT YEAR ANNIVERSARY)    YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%
 11th Benefit Year Anniversary                           155%
 12th Benefit Year Anniversary                           160%
 13th Benefit Year Anniversary                           165%
 14th Benefit Year Anniversary                           170%
 15th Benefit Year Anniversary                           175%




                                      G-1

The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base period, you are no longer eligible for any further adjustments to your Income Base.


WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?


If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2018, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.


While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.


If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


If your contract was purchased between MAY 1, 2016 AND DECEMBER 18, 2016, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal, when you take your first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on when you take your first withdrawal, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.


If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.


                                      G-2


If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2018 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:




        NUMBER OF COVERED PERSONS            POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS DAILY           PLUS DAILY         PLUS DAILY
          AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.75%  /  2.75%(2)   3.75%  /  2.75%(2)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)         4.75%  /  2.75%(2)   4.75%  /  2.75%(2)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)            6.0%  /  4.0%        7.0%  /  3.0%      5.0%  /  5.0%
 One Covered Person (Age 72 and Older)       6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.25%  /  2.75%(3)   3.25%  /  2.75%(3)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)        4.25%  /  2.75%(3)   4.25%  /  2.75%(3)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)           5.5%  /  4.0%        6.5%  /  3.0%      4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)      6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


If your contract was purchased between AUGUST 22, 2016 AND DECEMBER 18, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rate are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:



        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%


IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:



        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.5%  /  2.5%(4)   3.5%  /  2.5%(4)   2.75%  /  2.75%
 One Covered Person (Age 60 - 64)         4.5%  /  2.5%(4)   4.5%  /  2.5%(4)   3.25%  /  3.25%
 One Covered Person (Age 65 - 67)           5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 One Covered Person (Age 68 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.0%  /  2.5%(5)   3.0%  /  2.5%(5)    2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)        4.0%  /  2.5%(5)   4.0%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)          5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%


                                      G-3

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


If your contract was purchased between MAY 1, 2016 AND AUGUST 21, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:



        NUMBER OF COVERED PERSONS            POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS DAILY           PLUS DAILY          PLUS DAILY
         AT FIRST WITHDRAWAL(1)              INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 64)          5.5%  /  3.0%(2)     5.5%  /  3.0%(2)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)       6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)         5.0%  /  3.0%(3)     5.0%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)      5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%


IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:



        NUMBER OF COVERED PERSONS            POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS DAILY           PLUS DAILY          PLUS DAILY
         AT FIRST WITHDRAWAL(1)              INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 64)          5.0%  /  2.5%(4)     5.0%  /  2.5%(4)      3.5%  /  3.5%
 One Covered Person (Age 65 and Older)       5.5%  /  3.5%        6.5%  /  2.5%       4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)         4.5%  /  2.5%(5)     4.5%  /  2.5%(5)      3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)      5.0%  /  3.5%        6.0%  /  2.5%       4.0%  /  4.0%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.




Are there investment requirements if I elect Polaris Income Plus Daily?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                      G-4




POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018: INVESTMENT REQUIREMENTS

If your contract was purchased between FEBRUARY 6, 2017 AND APRIL 30, 2018 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:




 10% SECURE        90% IN ONE OR MORE OF THE FOLLOWING
 VALUE ACCOUNT     VARIABLE PORTFOLIOS:
                   INDIVIDUALLY MANAGED ASSET ALLOCATION
                   PORTFOLIOS:
                   SA American Funds Asset Allocation
                   SA BlackRock Multi-Asset Income
                   SA Edge Asset Allocation
                   SA Goldman Sachs Multi-Asset Insights
                   Allocation
                   SA JPMorgan Diversified Balanced
                   SA Legg Mason Tactical Opportunities
                   SA MFS Total Return
                   SA Putnam Asset Allocation Diversified
                   Growth
                   SA T. Rowe Price Asset Allocation Growth
                   SA Wellington Strategic Multi-Asset Income
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA American Funds VCP Managed Asset
                   Allocation
                   SA BlackRock VCP Global Multi Asset
                   SA Invesco VCP Equity-Income
                   SA PIMCO VCP Tactical Balanced
                   SA Schroders VCP Global Allocation
                   SA T. Rowe Price VCP Balanced
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   FIXED INCOME AND MONEY MARKET
                   PORTFOLIOS:
                   Goldman Sachs VIT Government Money
                   Market Fund
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA JPMorgan MFS Core Bond
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   INDEX FUND-OF-FUNDS PORTFOLIOS
                   SA Global Index Allocation 90/10
                   SA Global Index Allocation 75/25
                   SA Global Index Allocation 60/40
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   SA Allocation Balanced
                   SA Allocation Growth
                   SA Allocation Moderate
                   SA Allocation Moderate Growth
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the
                   investment requirements.


If your contract was purchased between MAY 1, 2016 AND FEBRUARY 5, 2017 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with A or B:



  A     10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE
        ALLOCATION (SEE POLARIS PORTFOLIO ALLOCATOR
        MODEL AND 50%-50% COMBINATION MODEL
        PROGRAM FOR CONTRACTS ISSUED PRIOR TO
        FEBRUARY 6, 2017 APPENDIX FOR ALLOCATIONS):
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
  B     10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE
        OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:
        INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
        SA American Funds Asset Allocation
        SA BlackRock Multi-Asset Income
        SA Edge Asset Allocation
        SA Goldman Sachs Multi-Asset Insights Allocation
        SA JPMorgan Diversified Balanced
        SA Legg Mason Tactical Opportunities
        SA MFS Total Return
        SA Putnam Asset Allocation Diversified Growth
        SA T. Rowe Price Asset Allocation Growth
        SA Wellington Strategic Multi-Asset Income
        VOLATILITY CONTROL PORTFOLIOS:
        SA American Funds VCP Managed Asset Allocation
        SA BlackRock VCP Global Multi Asset
        SA Invesco VCP Equity-Income
        SA PIMCO VCP Tactical Balanced
        SA Schroders VCP Global Allocation
        SA T. Rowe Price VCP Balanced
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
        SA VCP Index Allocation
        FIXED INCOME AND MONEY MARKET PORTFOLIOS:
        Goldman Sachs VIT Government Money Market Fund
        SA DFA Ultra Short Bond
        SA Federated Corporate Bond
        SA Fixed Income Index
        SA Fixed Income Intermediate Index
        SA Goldman Sachs Global Bond
        SA JPMorgan MFS Core Bond
        SA Wellington Government and Quality Bond
        SA Wellington Real Return
        INDEX FUND-OF-FUNDS PORTFOLIOS
        SA Global Index Allocation 90/10
        SA Global Index Allocation 75/25
        SA Global Index Allocation 60/40
        SA Index Allocation 90/10
        SA Index Allocation 80/20
        SA Index Allocation 60/40
        ACTIVELY MANAGED FUND-OF-FUNDS:
        SA Allocation Balanced
        SA Allocation Growth
        SA Allocation Moderate
        SA Allocation Moderate Growth
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA
        * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.


                                      G-5



How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this living benefit because it allocates your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, WE DETERMINE THE EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.


Additionally, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND APRIL 30, 2018 and if no withdrawals are taken prior to the Benefit Year Anniversary during the



                                      G-6



Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.

What are the effects of withdrawals on Polaris Income Plus Daily?


The Maximum Annual Withdrawal Amount and the Income Bae may change over time as a result of the timing and amount of withdrawals. However, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND APRIL 30, 2018 and if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


The impact of withdrawals on specific factors is further explained below:

INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum


                                      G-7



Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS ABOVE


What is the fee for Polaris Income Plus Daily?

The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person               1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered
 Persons              1.45%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person               1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered
 Persons              1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]


                                      G-8



You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Plus Daily, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


                                      G-9



We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.



What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?


If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:


     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or



     2. Continue the contract with the living benefit and its corresponding fee for two Covered Persons.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values.


If your contract was purchased between MAY 1, 2017 AND APRIL 30, 2018, the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustment to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiar y elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.


What happens to my living benefit upon the Latest Annuity Date?


If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted for Step-up Values and, if your contract was purchased between MAY 1, 2017 AND APRIL 30, 2018, no longer eligible for adjustments to the Minimum Income Base.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


                                      G-10




Can I elect to cancel my living benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The living benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:



   CANCELLATION
 REQUEST RECEIVED         CANCELLATION EFFECTIVE DATE
     Years 1-5           5th Benefit Year Anniversary
     Years 5+        Benefit Quarter Anniversary following
                    the receipt of the cancellation request


Once cancellation is effective, the guarantees under Polaris Income Plus Daily are terminated. In addition, the investment requirement for the living benefit will no longer apply to your contract. You may not re-elect or reinstate the living benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the living benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the living benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.



What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Daily?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      G-11



We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.



POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018



How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.




POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND MAY 1, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:




        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS INCOME        PLUS INCOME       PLUS INCOME
          AT FIRST WITHDRAWAL(1)               OPTION 1           OPTION 2          OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


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(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:



         NUMBER OF COVERED PERSONS             POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
         AND AGE OF COVERED PERSON               PLUS INCOME          PLUS INCOME        PLUS INCOME
          AT FIRST WITHDRAWAL(1)                  OPTION 1             OPTION 2            OPTION 3
 One Covered Person (Age 64 and Younger)     5.5%  /  3.0%(2)     5.5%  /  3.0%(2)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)         6.0%  /  4.0%         7.0% / 3.0         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)    5.0%  /  3.0%(3)     5.0%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)        5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.






POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018: INCOME CREDIT

IF YOU CONTRACT WAS PURCHASED BETWEEN DECEMBER 19, 2016 AND MAY 1, 2018 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS
APPLICABLE:



    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)         INCOME CREDIT AVAILABILITY
         6.0%          Available during the first 12 Benefit
                      Years - the Income Credit is REDUCED in
                            years withdrawals are taken

IF YOU CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND DECEMBER 18, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)         INCOME CREDIT AVAILABILITY
         5.5%          Available during the first 12 Benefit
                      Years - the Income Credit is REDUCED in
                            years withdrawals are taken

IF YOU CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS LIVING BENEFIT, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)         INCOME CREDIT AVAILABILITY
         6.0%          Available during the first 12 Benefit
                      Years - the Income Credit is REDUCED in
                            years withdrawals are taken

Are there investment requirements if I elect Polaris Income Plus?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or 1-Year Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


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POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND MAY 1, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 10% Secure        Up to 90% in one or more of the following
 Value Account     Variable Portfolios, except as otherwise noted:
                   Goldman Sachs VIT Government Money
                   Market Fund
                   SA American Funds VCP Managed Asset
                   Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   * You may invest up to a maximum of 50% in each
                   of these Variable Portfolios.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The


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Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. The Income Credit is equal to a percentage ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. PLEASE SEE THE INCOME CREDIT TABLES ABOVE FOR THE INCOME CREDIT PERCENTAGE APPLICABLE TO YOUR CONTRACT. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than Income Credit Percentage and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit base, if applicable. If you contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Persons(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elected, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If you contract value is reduced to zero but you Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECT OF WITHDRAWALS ON POLARIS INCOME PLUS" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Highest Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by


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an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Plus?

The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee


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rate applicable to the next Benefit Quarter. Please see fee table below:


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered
 Persons               1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Plus, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under this Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.


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When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit Percentage (applicable to you), an Income Credit equal to the difference between the RMD and Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


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What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION
 REQUEST RECEIVED         CANCELLATION EFFECTIVE DATE
     Years 1-5           5th Benefit Year Anniversary
     Years 5+        Benefit Quarter Anniversary following
                    the receipt of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or


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     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.



POLARIS INCOME BUILDER

Polaris Income Builder is no longer available for election.


DEFINED TERMS


ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE

The date the living benefit was elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit QuarterAnniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.


CONTRACT YEAR

Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE

The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE

The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.



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INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:




   FOR CONTRACTS         INCOME CREDIT
     PURCHASED        (AS A PERCENTAGE OF
    BETWEEN THE          INCOME CREDIT                 INCOME
 FOLLOWING DATES:            BASE)              CREDIT AVAILABILITY
 8/22/16 -                   5.0%           Available during the first
 4/30/18                                      12 Benefit Years - the
                                                 Income Credit is
 5/1/15 -                    6.0%




              ELIMINATED in years
 8/21/16
             withdrawals are taken



INCOME CREDIT BASE

The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD

The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS

We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT

The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each BenefitYear while the contract value is greater than zero.


MINIMUM INCOME BASE

The guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT

The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE"WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS


                                      G-21




GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE TABLES


THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


FOR CONTRACTS PURCHASED BETWEEN FEBRUARY 29, 2016 AND APRIL 30, 2018:




        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON
         AT FIRST WITHDRAWAL(1)                MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)    4.90%  /  4.90%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


FOR CONTRACTS PURCHASED BETWEEN MAY 1, 2015 AND FEBRUARY 28, 2016:




        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON
         AT FIRST WITHDRAWAL(1)                MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.50%  /  5.25%
 Two Covered Persons (Age 65 and Older)     5.0%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.



Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.



POLARIS INCOME BUILDER INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND APRIL 30, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 10% Secure        Up to 90% in one or more of the following
 Value Account     Variable Portfolios, except as otherwise noted:
                   Goldman Sachs VIT Government Money
                   Market Fund
                   SA American Funds VCP Managed Asset
                   Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   * You may invest up to a maximum of 50% in each
                   of these Variable Portfolios.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


                                      G-22



REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The MINIMUM INCOME BASE is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. PLEASE SEE THE INCOME CREDIT TABLES ABOVE TO DETERMINE THE INCOME CREDIT APPLICABLE TO YOU.

The Income Credit may only be added to the Income Base IF NO WITHDRAWALS ARE TAKEN IN A BENEFIT YEAR. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income


                                      G-23



Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME BUILDER?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS ON WITHDRAWALS POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual


                                      G-24



     Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered
 Persons               1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


                                      G-25



For Polaris Income Builder, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

No Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


                                      G-26



What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Builder. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION                  CANCELLATION
 REQUEST RECEIVED               EFFECTIVE DATE
     Years 1-5           5th Benefit Year Anniversary
     Years 5+        Benefit Quarter Anniversary following
                    the receipt of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Builder are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be


                                      G-27




transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY Appendix for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of the Living Benefit.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


                                      G-28

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX H - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL

             PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your living benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)



                               ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
    VARIABLE PORTFOLIOS             1              2              3             4*
 Invesco V.I. Comstock
   Fund                            5.00%          5.00%          6.00%         8.00%
 Invesco V.I. Growth
   and Income Fund                 6.00%          7.00%          8.00%         8.00%
 SA AB Growth                      1.00%          1.00%          1.00%         2.00%
 SA AB Small & Mid
   Cap Value                       1.00%          1.00%          1.00%         2.00%
 SA American Funds(R)
   Global Growth                   2.00%          3.00%          4.00%         6.00%
 SA American Funds(R)
   Growth-Income                   0.00%          0.00%          1.00%         4.00%
 SA Boston Company
   Capital Growth                  2.00%          3.00%          3.00%         4.00%
 SA DFA Ultra Short
   Bond                            2.00%          1.00%          0.00%         0.00%
 SA Dogs of Wall Street            3.00%          3.00%          3.00%         5.00%
 SA Federated Corporate
   Bond                           10.00%          8.00%          7.00%         1.00%
 SA Fidelity Institutional
   AM(SM) Real Estate              0.00%          0.00%          0.00%         1.00%
 SA Franklin Small
   Company Value                   0.00%          2.00%          2.00%         1.00%
 SA Goldman Sachs
   Global Bond                     4.00%          4.00%          2.00%         2.00%
 SA Janus Focused
   Growth*                         0.00%          1.00%          1.00%         2.00%
 SA JPMorgan
   Emerging Markets                0.00%          1.00%          2.00%         2.00%
 SA JPMorgan
   Equity-Income                   6.00%          7.00%          8.00%         8.00%
 SA JPMorgan MFS
   Core Bond                      17.00%         13.00%         10.00%         5.00%
 SA Legg Mason BW
   Large Cap Value                 4.00%          4.00%          4.00%         5.00%
 SA MFS Blue Chip
   Growth                          2.00%          3.00%          4.00%         4.00%
 SA MFS Massachusetts
   Investors Trust                 6.00%          6.00%          7.00%         8.00%
 SA Morgan Stanley
   International
   Equities                        3.00%          3.00%          4.00%         5.00%
 SA Oppenheimer Main
   Street Large Cap                3.00%          4.00%          4.00%         6.00%
 SA PineBridge
   High-Yield Bond                 4.00%          3.00%          2.00%         0.00%
 SA Templeton Foreign
   Value                           3.00%          3.00%          3.00%         4.00%
 SA Wellington Capital
   Appreciation                    3.00%          3.00%          4.00%         5.00%
 SA Wellington
   Government and
   Quality Bond                    8.00%          8.00%          7.00%         2.00%
 SA Wellington Real
   Return                          5.00%          3.00%          2.00%         0.00%
                     TOTAL          100%           100%           100%          100%



* Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.



                                      H-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      H-2



        Please forward a copy (without charge) of the Polaris Platinum Elite Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: The Variable Annuity Life Insurance Company

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                      THE VARIABLE ANNUITY LIFE INSURANCE
                           COMPANY SEPARATE ACCOUNT A

                    POLARIS PLATINUM ELITE VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2018, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2018


                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    3
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Distribution of Contracts...........................................   16
Financial Statements................................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC" or "Company") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE


The following underlying funds currently do not buy individual securities directly: SA American Funds(R) Global Growth Portfolio, SA American Funds(R) Growth Portfolio, SA American Funds(R) Growth-Income Portfolio, SA American Funds(R) Asset Allocation Portfolio, and SA American Funds(R) VCP Managed Asset Allocation Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).
Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2018 is the lesser of 100% of includible compensation or $18,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2018 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2018 may not exceed the lesser of $55,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2018 of less than $101,000, your contribution may be fully deductible; if your income is between $101,000 and $121,000, your contribution may be partially deductible and if your income is $121,000 or more, your contribution may not be deductible. If you are single and your income in 2018 is less than $63,000, your contribution may be fully deductible;

if your income is between $63,000 and $73,000, your contribution may be partially deductible and if your income is $73,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2018 is between $189,000 and $199,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2018 is less than: $189,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $120,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Life Insurance Company ("VALIC").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.


The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.



      - The Audited Consolidated Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.


The financial statements of VALIC should be considered only as bearing on the ability of VALIC to meet its obligation under the contracts.

                                                             Separate Account A
                                    The Variable Annuity Life Insurance Company

                                                                           2017

                                                                  Annual Report

                                                              December 31, 2017

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Variable Annuity Life Insurance Company and the Contract Owners of Separate Account A

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts indicated in Note 1 (constituting Separate Account A sponsored by The Variable Annuity Life Insurance Company, hereafter collectively referred to as the "sub-accounts") as of December 31, 2017, and the related statements of operations and changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in Separate Account A as of December 31, 2017, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of The Variable Annuity Life Insurance Company's management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to each of the sub-accounts in Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the mutual fund companies and transfer agents. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 30, 2018

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not determined the specific year we began serving as auditor.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017

                                                                                    Contract                   Net Assets
                                                         Due from (to)              Owners - Contract Owners Attributable to
                                          Investments at    General                 Annuity  - Accumulation  Contract Owner
Sub-accounts                                Fair Value   Account, Net   Net Assets  Reserves    Reserves        Reserves
------------                              -------------- ------------- ------------ -------- --------------- ---------------
American Beacon Bridgeway Large Cap
  Growth Fund                              $ 66,442,455    $   (749)   $ 66,441,706 $     --  $ 66,441,706    $ 66,441,706
American Beacon Holland Large Cap
  Growth Fund I Investor Class                   78,581          13          78,594   10,919        67,675          78,594
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                             457,385          --         457,385       --       457,385         457,385
AST SA Edge Asset Allocation Portfolio
  Class 3                                        33,128          --          33,128       --        33,128          33,128
AST SA Wellington Capital Appreciation
  Portfolio Class 3                           1,128,049          --       1,128,049       --     1,128,049       1,128,049
AST SA Wellington Government and
  Quality Bond Portfolio Class 3              2,195,706          --       2,195,706       --     2,195,706       2,195,706
AST SA Wellington Growth Portfolio
  Class 3                                         6,122          --           6,122       --         6,122           6,122
AST SA Wellington Multi-Asset Income
  Portfolio Class 3                             169,675          --         169,675       --       169,675         169,675
AST SA Wellington Natural Resources
  Portfolio Class 3                              27,938          --          27,938       --        27,938          27,938
Ariel Appreciation Fund Investor Class      371,020,063      (8,921)    371,011,142  391,546   370,619,596     371,011,142
Ariel Fund Investor Class                   446,671,964     (10,043)    446,661,921  193,253   446,468,668     446,661,921
FTVIP Franklin Founding Funds Allocation
  VIP Fund Class 2                                4,124          --           4,124       --         4,124           4,124
FTVIP Franklin Income VIP Fund Class 2          739,389          --         739,389       --       739,389         739,389
Goldman Sachs VIT Government Money
  Market Fund Service Class                     250,713          --         250,713       --       250,713         250,713
Invesco V.I. Balanced-Risk Commodity
  Strategy Fund Class R5                    202,805,290      (9,962)    202,795,328   43,511   202,751,817     202,795,328
Invesco V.I. Comstock Fund Series II          1,148,183          --       1,148,183       --     1,148,183       1,148,183
Invesco V.I. Growth and Income Fund
  Series II                                   1,314,135          --       1,314,135       --     1,314,135       1,314,135
Lord Abbett Fund Growth and Income
  Portfolio Class VC                            124,750          --         124,750       --       124,750         124,750
SST SA Allocation Balanced Portfolio
  Class 3                                     1,048,256          --       1,048,256       --     1,048,256       1,048,256
SST SA Allocation Growth Portfolio
  Class 3                                     1,502,872          --       1,502,872       --     1,502,872       1,502,872
SST SA Allocation Moderate Growth
  Portfolio Class 3                           1,439,760          --       1,439,760       --     1,439,760       1,439,760
SST SA Allocation Moderate Portfolio
  Class 3                                     2,211,165          --       2,211,165       --     2,211,165       2,211,165
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3          500,336          --         500,336       --       500,336         500,336
SST SA Wellington Real Return Portfolio
  Class 3                                     1,180,311          --       1,180,311       --     1,180,311       1,180,311
SAST Invesco VCP Value Portfolio Class 3     17,272,557          --      17,272,557       --    17,272,557      17,272,557
SAST SA AB Growth Portfolio Class 3             355,077          --         355,077       --       355,077         355,077
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                             613,193          --         613,193       --       613,193         613,193
SAST SA American Funds Asset Allocation
  Portfolio Class 3                          11,879,037          --      11,879,037       --    11,879,037      11,879,037
SAST SA American Funds Global Growth
  Portfolio Class 3                             933,189          --         933,189       --       933,189         933,189
SAST SA American Funds Growth
  Portfolio Class 3                             928,454          --         928,454       --       928,454         928,454
SAST SA American Funds Growth-Income
  Portfolio Class 3                           1,738,836          --       1,738,836       --     1,738,836       1,738,836
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3         36,220,476          --      36,220,476       --    36,220,476      36,220,476
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                    21,210,431          --      21,210,431       --    21,210,431      21,210,431
SAST SA Boston Company Capital Growth
  Portfolio Class 3                             538,798          --         538,798       --       538,798         538,798
SAST SA Columbia Technology Portfolio
  Class 3                                       190,104          --         190,104       --       190,104         190,104
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                       505,905          --         505,905       --       505,905         505,905
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     1,938,614          --       1,938,614       --     1,938,614       1,938,614
SAST SA Federated Corporate Bond
  Portfolio Class 3                           3,117,512          --       3,117,512       --     3,117,512       3,117,512
SAST SA Fixed Income Index Portfolio
  Class 3                                        42,630          --          42,630       --        42,630          42,630
SAST SA Franklin Foreign Value Portfolio
  Class 3                                       539,649          --         539,649       --       539,649         539,649
SAST SA Franklin Small Company Value
  Portfolio Class 3                             330,857          --         330,857       --       330,857         330,857
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                           1,552,906          --       1,552,906       --     1,552,906       1,552,906
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3                     15,048          --          15,048       --        15,048          15,048
SAST SA Index Allocation 60-40 Portfolio
  Class 3                                       433,934          --         433,934       --       433,934         433,934
SAST SA Index Allocation 80-20 Portfolio
  Class 3                                     1,606,337          --       1,606,337       --     1,606,337       1,606,337
SAST SA Index Allocation 90-10 Portfolio
  Class 3                                     6,466,080          --       6,466,080       --     6,466,080       6,466,080
SAST SA International Index Portfolio
  Class 3                                         9,104          --           9,104       --         9,104           9,104
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                              65,349          --          65,349       --        65,349          65,349
SAST SA Janus Focused Growth Portfolio
  Class 3                                       348,761          --         348,761       --       348,761         348,761
SAST SA JPMorgan Balanced Portfolio
  Class 3                                     1,092,156          --       1,092,156       --     1,092,156       1,092,156
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                             277,098          --         277,098       --       277,098         277,098
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                           1,335,206          --       1,335,206       --     1,335,206       1,335,206
SAST SA JPMorgan Global Equities
  Portfolio Class 3                               4,978          --           4,978       --         4,978           4,978
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                           3,404,288          --       3,404,288       --     3,404,288       3,404,288
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                             160,286          --         160,286       --       160,286         160,286
SAST SA Large Cap Index Portfolio
  Class 3                                         3,642          --           3,642       --         3,642           3,642
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                       855,318          --         855,318       --       855,318         855,318
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 3                28,331          --          28,331       --        28,331          28,331
SAST SA MFS Blue Chip Growth Portfolio
  Class 3                                       693,096          --         693,096       --       693,096         693,096
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                     1,281,620          --       1,281,620       --     1,281,620       1,281,620
SAST SA MFS Telecom Utility Portfolio
  Class 3                                        36,825          --          36,825       --        36,825          36,825
SAST SA MFS Total Return Bond Portfolio
  Class 3                                       703,882          --         703,882       --       703,882         703,882
SAST SA Mid Cap Index Portfolio Class 3          22,760          --          22,760       --        22,760          22,760
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                    714,257          --         714,257       --       714,257         714,257
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 3                       1,066,784          --       1,066,784       --     1,066,784       1,066,784
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                          21,292,596          --      21,292,596       --    21,292,596      21,292,596
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                             630,137          --         630,137       --       630,137         630,137
SAST SA Putnam International Growth and
  Income Portfolio Class 3                      128,806          --         128,806       --       128,806         128,806
SAST SA Pyramis Real Estate Portfolio
  Class 3                                        94,373          --          94,373       --        94,373          94,373
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3               13,307,811          --      13,307,811       --    13,307,811      13,307,811
SAST SA Small Cap Index Portfolio
  Class 3                                         7,283          --           7,283       --         7,283           7,283
SAST SA T. Rowe Price Asset Allocation
  Growth Portfolio Class 3                       25,568          --          25,568       --        25,568          25,568
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                          20,286,212          --      20,286,212       --    20,286,212      20,286,212
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                          60,636,054          --      60,636,054       --    60,636,054      60,636,054
SAST SA VCP Dynamic Strategy Portfolio
  Class 3                                    50,719,252          --      50,719,252       --    50,719,252      50,719,252
SAST SA VCP Index Allocation Portfolio
  Class 3                                       328,875          --         328,875       --       328,875         328,875
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                              96,543          --          96,543       --        96,543          96,543

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017


                                                      Due from                   Contract                     Net Assets
                                                    (to) General                 Owners -   Contract Owners Attributable to
                                Investments at Fair   Account,                   Annuity    - Accumulation  Contract Owner
Sub-accounts                           Value            Net        Net Assets    Reserves      Reserves        Reserves
------------                    ------------------- ------------ -------------- ----------- --------------- ---------------
T. Rowe Price Retirement 2015
  Advisor Class                   $    8,061,664     $    (151)  $    8,061,513 $        -- $    8,061,513  $    8,061,513
T. Rowe Price Retirement 2020
  Advisor Class                       21,791,903          (440)      21,791,463          --     21,791,463      21,791,463
T. Rowe Price Retirement 2025
  Advisor Class                       19,614,347          (648)      19,613,699          --     19,613,699      19,613,699
T. Rowe Price Retirement 2030
  Advisor Class                       22,213,496          (721)      22,212,775          --     22,212,775      22,212,775
T. Rowe Price Retirement 2035
  Advisor Class                       17,630,361          (789)      17,629,572          --     17,629,572      17,629,572
T. Rowe Price Retirement 2040
  Advisor Class                       17,256,520          (833)      17,255,687          --     17,255,687      17,255,687
T. Rowe Price Retirement 2045
  Advisor Class                       11,089,620          (835)      11,088,785          --     11,088,785      11,088,785
T. Rowe Price Retirement 2050
  Advisor Class                        8,588,780          (590)       8,588,190          --      8,588,190       8,588,190
T. Rowe Price Retirement 2055
  Advisor Class                        3,969,893          (363)       3,969,530          --      3,969,530       3,969,530
T. Rowe Price Retirement 2060
  Advisor Class                        2,065,396          (197)       2,065,199          --      2,065,199       2,065,199
VALIC Company I Asset
  Allocation Fund                    169,990,872        (5,058)     169,985,814     101,132    169,884,682     169,985,814
VALIC Company I Blue Chip
  Growth Fund                        677,405,997       (18,840)     677,387,157      98,888    677,288,269     677,387,157
VALIC Company I Broad Cap
  Value Fund                          53,147,885          (918)      53,146,967          --     53,146,967      53,146,967
VALIC Company I Capital
  Conservation Fund                  157,167,177        (4,010)     157,163,167     145,519    157,017,648     157,163,167
VALIC Company I Core Equity
  Fund                               260,349,258       (10,153)     260,339,105     225,448    260,113,657     260,339,105
VALIC Company I Dividend
  Value Fund                         749,026,525       (17,488)     749,009,037     237,718    748,771,319     749,009,037
VALIC Company I Dynamic
  Allocation Fund                    256,698,642        (2,271)     256,696,371          --    256,696,371     256,696,371
VALIC Company I Emerging
  Economies Fund                     827,639,732       (21,139)     827,618,593      79,235    827,539,358     827,618,593
VALIC Company I Foreign Value
  Fund                               835,955,944       (24,578)     835,931,366      80,566    835,850,800     835,931,366
VALIC Company I Global Real
  Estate Fund                        305,304,655       (12,737)     305,291,918       4,866    305,287,052     305,291,918
VALIC Company I Global Social
  Awareness Fund                     438,786,013       (10,223)     438,775,790     339,785    438,436,005     438,775,790
VALIC Company I Global
  Strategy Fund                      402,938,473       (12,566)     402,925,907     155,677    402,770,230     402,925,907
VALIC Company I Government
  Money Market I Fund                298,476,008       (27,006)     298,449,002      11,095    298,437,907     298,449,002
VALIC Company I Government
  Securities Fund                    103,626,702        (2,871)     103,623,831      86,704    103,537,127     103,623,831
VALIC Company I Growth &
  Income Fund                        122,475,625        (3,736)     122,471,889      69,333    122,402,556     122,471,889
VALIC Company I Growth Fund        1,156,899,992       (29,421)   1,156,870,571     369,369  1,156,501,202   1,156,870,571
VALIC Company I Health
  Sciences Fund                      753,766,587       (15,337)     753,751,250     159,873    753,591,377     753,751,250
VALIC Company I Inflation
  Protected Fund                     475,532,885       (11,621)     475,521,264     106,570    475,414,694     475,521,264
VALIC Company I International
  Equities Index Fund              1,314,929,784       (36,788)   1,314,892,996     158,149  1,314,734,847   1,314,892,996
VALIC Company I International
  Government Bond Fund               175,223,298        (3,655)     175,219,643      29,908    175,189,735     175,219,643
VALIC Company I International
  Growth Fund                        429,101,710       (11,057)     429,090,653     425,955    428,664,698     429,090,653
VALIC Company I Large Cap
  Core Fund                          162,495,827        (5,873)     162,489,954      21,330    162,468,624     162,489,954
VALIC Company I Large Capital
  Growth Fund                        433,880,949       (16,392)     433,864,557     122,564    433,741,993     433,864,557
VALIC Company I Mid Cap
  Index Fund                       3,368,348,177       (42,017)   3,368,306,160   1,667,126  3,366,639,034   3,368,306,160
VALIC Company I Mid Cap
  Strategic Growth Fund              267,384,763        (8,804)     267,375,959      52,887    267,323,072     267,375,959
VALIC Company I Nasdaq-100
  Index Fund                         405,184,617        (7,957)     405,176,660      98,654    405,078,006     405,176,660
VALIC Company I Science &
  Technology Fund                  1,235,807,362       (37,212)   1,235,770,150     971,103  1,234,799,047   1,235,770,150
VALIC Company I Small Cap
  Aggressive Growth Fund             135,786,851        (2,879)     135,783,972      12,648    135,771,324     135,783,972
VALIC Company I Small Cap
  Fund                               319,542,075        (9,397)     319,532,678     267,225    319,265,453     319,532,678
VALIC Company I Small Cap
  Index Fund                       1,116,430,450       (27,180)   1,116,403,270     686,397  1,115,716,873   1,116,403,270
VALIC Company I Small Cap
  Special Values Fund                235,472,505        (4,792)     235,467,713      96,202    235,371,511     235,467,713
VALIC Company I Small Mid
  Growth Fund                        116,513,284        (3,148)     116,510,136      11,309    116,498,827     116,510,136
VALIC Company I Stock Index
  Fund                             4,581,852,012      (187,061)   4,581,664,951   4,948,007  4,576,716,944   4,581,664,951
VALIC Company I Value Fund            92,104,025        (1,988)      92,102,037       4,416     92,097,621      92,102,037
VALIC Company II Aggressive
  Growth Lifestyle Fund              597,418,724       (18,321)     597,400,403      69,325    597,331,078     597,400,403
VALIC Company II Capital
  Appreciation Fund                   41,499,683          (740)      41,498,943          --     41,498,943      41,498,943
VALIC Company II Conservative
  Growth Lifestyle Fund              339,613,622        (8,760)     339,604,862     390,937    339,213,925     339,604,862
VALIC Company II Core Bond
  Fund                             1,023,257,437       (11,033)   1,023,246,404      10,233  1,023,236,171   1,023,246,404
VALIC Company II Government
  Money Market II Fund               123,799,547        (3,718)     123,795,829      23,875    123,771,954     123,795,829
VALIC Company II High Yield
  Bond Fund                          495,915,034       (11,912)     495,903,122      30,883    495,872,239     495,903,122
VALIC Company II International
  Opportunities Fund                 684,277,814       (16,620)     684,261,194      92,170    684,169,024     684,261,194
VALIC Company II Large Cap
  Value Fund                         203,483,101        (6,914)     203,476,187          --    203,476,187     203,476,187
VALIC Company II Mid Cap
  Growth Fund                        136,591,824        (5,602)     136,586,222      18,150    136,568,072     136,586,222
VALIC Company II Mid Cap
  Value Fund                         876,457,346       (17,679)     876,439,667     164,659    876,275,008     876,439,667
VALIC Company II Moderate
  Growth Lifestyle Fund              927,263,840       (27,186)     927,236,654      54,950    927,181,704     927,236,654
VALIC Company II Small Cap
  Growth Fund                        126,114,629        (2,389)     126,112,240       9,888    126,102,352     126,112,240
VALIC Company II Small Cap
  Value Fund                         433,237,019       (15,129)     433,221,890     167,073    433,054,817     433,221,890
VALIC Company II Socially
  Responsible Fund                   779,520,197       (15,234)     779,504,963      61,427    779,443,536     779,504,963
VALIC Company II Strategic
  Bond Fund                          612,671,027       (11,974)     612,659,053     158,902    612,500,151     612,659,053
Vanguard LifeStrategy
  Conservative Growth Fund
  Investor Shares                     91,834,103        (2,811)      91,831,292          --     91,831,292      91,831,292
Vanguard LifeStrategy Growth
  Fund Investor Shares               250,153,003        (6,323)     250,146,680      10,638    250,136,042     250,146,680
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares        255,140,801        (8,443)     255,132,358       9,964    255,122,394     255,132,358
Vanguard Long-Term Investment
  Grade Fund Investor Shares         290,221,910        (5,324)     290,216,586       6,778    290,209,808     290,216,586
Vanguard Long-Term Treasury
  Fund Investor Shares               222,632,018        (7,200)     222,624,818      54,076    222,570,742     222,624,818
Vanguard Wellington Fund
  Investor Shares                  1,988,555,756       (44,730)   1,988,511,026  11,451,895  1,977,059,131   1,988,511,026
Vanguard Windsor II Fund
  Investor Shares                  1,798,709,506       (41,148)   1,798,668,358     565,772  1,798,102,586   1,798,668,358

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                             Net
                                                                            Asset
                                                                            Value
                                                                             per   Shares at Fair Cost of Shares
Sub-accounts                                                       Shares   Share      Value           Held      Level*
------------                                                     ---------- ------ -------------- -------------- ------
American Beacon Bridgeway Large Cap Growth Fund                   2,240,892 $29.65  $ 66,442,455   $ 66,868,297    1
American Beacon Holland Large Cap Growth Fund I Investor Class        4,395  17.88        78,581         79,059    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3                70,932   6.45       457,385        464,704    1
AST SA Edge Asset Allocation Portfolio Class 3                        2,341  14.15        33,128         34,512    1
AST SA Wellington Capital Appreciation Portfolio Class 3             25,862  43.62     1,128,049      1,001,172    1
AST SA Wellington Government and Quality Bond Portfolio Class 3     146,422  15.00     2,195,706      2,218,959    1
AST SA Wellington Growth Portfolio Class 3                              197  31.07         6,122          5,662    1
AST SA Wellington Multi-Asset Income Portfolio Class 3               20,897   8.12       169,675        165,495    1
AST SA Wellington Natural Resources Portfolio Class 3                 1,370  20.40        27,938         23,695    1
Ariel Appreciation Fund Investor Class                            7,748,957  47.88   371,020,063    377,073,268    1
Ariel Fund Investor Class                                         6,382,852  69.98   446,671,964    324,059,882    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               558   7.39         4,124          3,874    1
FTVIP Franklin Income VIP Fund Class 2                               45,726  16.17       739,389        679,856    1
Goldman Sachs VIT Government Money Market Fund Service Class        250,713   1.00       250,713        250,713    1
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5      28,443,940   7.13   202,805,290    229,150,875    1
Invesco V.I. Comstock Fund Series II                                 55,900  20.54     1,148,183        998,176    1
Invesco V.I. Growth and Income Fund Series II                        57,994  22.66     1,314,135      1,174,352    1
Lord Abbett Fund Growth and Income Portfolio Class VC                 3,358  37.15       124,750        112,716    1
SST SA Allocation Balanced Portfolio Class 3                         96,121  10.91     1,048,256      1,020,872    1
SST SA Allocation Growth Portfolio Class 3                          103,655  14.50     1,502,872      1,400,600    1
SST SA Allocation Moderate Growth Portfolio Class 3                 121,945  11.81     1,439,760      1,464,194    1
SST SA Allocation Moderate Portfolio Class 3                        189,459  11.67     2,211,165      2,139,922    1
SST SA Putnam Asset Allocation Diversified Growth Portfolio
  Class 3                                                            40,656  12.31       500,336        520,339    1
SST SA Wellington Real Return Portfolio Class 3                     123,070   9.59     1,180,311      1,186,851    1
SAST Invesco VCP Value Portfolio Class 3                          1,270,098  13.60    17,272,557     15,350,629    1
SAST SA AB Growth Portfolio Class 3                                   8,092  43.88       355,077        319,542    1
SAST SA AB Small & Mid Cap Value Portfolio Class 3                   32,032  19.14       613,193        564,695    1
SAST SA American Funds Asset Allocation Portfolio Class 3           801,955  14.81    11,879,037     11,316,595    1
SAST SA American Funds Global Growth Portfolio Class 3               71,293  13.09       933,189        883,047    1
SAST SA American Funds Growth Portfolio Class 3                      70,787  13.12       928,454        903,726    1
SAST SA American Funds Growth-Income Portfolio Class 3              134,274  12.95     1,738,836      1,718,362    1
SAST SA American Funds VCP Managed Asset Allocation Portfolio
  Class 3                                                         2,527,391  14.33    36,220,476     32,825,325    1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3        1,820,819  11.65    21,210,431     19,562,595    1
SAST SA Boston Company Capital Growth Portfolio Class 3              32,752  16.45       538,798        440,895    1
SAST SA Columbia Technology Portfolio Class 3                        28,254   6.73       190,104        173,426    1
SAST SA DFA Ultra Short Bond Portfolio Class 3                       48,865  10.35       505,905        505,141    1
SAST SA Dogs of Wall Street Portfolio Class 3                       134,726  14.39     1,938,614      1,833,711    1
SAST SA Federated Corporate Bond Portfolio Class 3                  232,691  13.40     3,117,512      3,124,910    1
SAST SA Fixed Income Index Portfolio Class 3                          4,159  10.25        42,630         42,538    1
SAST SA Franklin Foreign Value Portfolio Class 3                     31,924  16.90       539,649        466,220    1
SAST SA Franklin Small Company Value Portfolio Class 3               14,075  23.51       330,857        323,533    1
SAST SA Goldman Sachs Global Bond Portfolio Class 3                 141,112  11.00     1,552,906      1,566,565    1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3          1,465  10.27        15,048         14,999    1
SAST SA Index Allocation 60-40 Portfolio Class 3                     39,571  10.97       433,934        428,251    1
SAST SA Index Allocation 80-20 Portfolio Class 3                    142,693  11.26     1,606,337      1,568,147    1
SAST SA Index Allocation 90-10 Portfolio Class 3                    566,991  11.40     6,466,080      6,228,009    1
SAST SA International Index Portfolio Class 3                           789  11.54         9,104          9,055    1
SAST SA Invesco Growth Opportunities Portfolio Class 3                7,585   8.62        65,349         60,739    1
SAST SA Janus Focused Growth Portfolio Class 3                       26,702  13.06       348,761        316,796    1
SAST SA JPMorgan Balanced Portfolio Class 3                          53,892  20.27     1,092,156      1,050,876    1
SAST SA JPMorgan Emerging Markets Portfolio Class 3                  30,246   9.16       277,098        204,388    1
SAST SA JPMorgan Equity-Income Portfolio Class 3                     37,352  35.75     1,335,206      1,177,930    1
SAST SA JPMorgan Global Equities Portfolio Class 3                      216  23.08         4,978          4,305    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                    384,162   8.86     3,404,288      3,418,571    1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                     9,162  17.49       160,286        154,989    1
SAST SA Large Cap Index Portfolio Class 3                               163  22.33         3,642          3,654    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3              38,129  22.43       855,318        805,096    1
SAST SA Legg Mason Tactical Opportunities Portfolio Class 3           2,756  10.28        28,331         28,032    1
SAST SA MFS Blue Chip Growth Portfolio Class 3                       53,317  13.00       693,096        567,878    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3          53,207  24.09     1,281,620      1,105,800    1
SAST SA MFS Telecom Utility Portfolio Class 3                         2,434  15.13        36,825         34,637    1
SAST SA MFS Total Return Bond Portfolio Class 3                      36,231  19.43       703,882        709,123    1
SAST SA Mid Cap Index Portfolio Class 3                               2,032  11.20        22,760         22,799    1
SAST SA Morgan Stanley International Equities Portfolio Class 3      65,804  10.85       714,257        602,399    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                          Net
                                                                         Asset
                                                                         Value
                                                                          per   Shares at Fair Cost of Shares
Sub-accounts                                                   Shares    Share      Value           Held      Level*
------------                                                 ----------- ------ -------------- -------------- ------
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3       47,234 $22.58 $    1,066,784 $      910,035   1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3          1,733,285  12.28     21,292,596     19,112,458   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3             110,227   5.72        630,137        622,742   1
SAST SA Putnam International Growth and Income Portfolio
  Class 3                                                         11,469  11.23        128,806        109,521   1
SAST SA Pyramis Real Estate Portfolio Class 3                      7,175  13.15         94,373        103,927   1
SAST SA Schroder's VCP Global Allocation Portfolio Class 3     1,099,349  12.11     13,307,811     12,217,083   1
SAST SA Small Cap Index Portfolio Class 3                            642  11.35          7,283          7,315   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio
  Class 3                                                          2,485  10.29         25,568         25,584   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3           1,602,958  12.66     20,286,212     17,785,101   1
SAST SA VCP Dynamic Allocation Portfolio Class 3               4,267,854  14.21     60,636,054     52,699,770   1
SAST SA VCP Dynamic Strategy Portfolio Class 3                 3,580,787  14.16     50,719,252     44,237,688   1
SAST SA VCP Index Allocation Portfolio Class 3                    31,702  10.37        328,875        322,327   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3               4,461  21.64         96,543         68,024   1
T. Rowe Price Retirement 2015 Advisor Class                      539,603  14.94      8,061,664      8,083,465   1
T. Rowe Price Retirement 2020 Advisor Class                      973,287  22.39     21,791,903     20,506,027   1
T. Rowe Price Retirement 2025 Advisor Class                    1,120,820  17.50     19,614,347     18,102,752   1
T. Rowe Price Retirement 2030 Advisor Class                      864,002  25.71     22,213,496     20,574,019   1
T. Rowe Price Retirement 2035 Advisor Class                      933,317  18.89     17,630,361     16,061,251   1
T. Rowe Price Retirement 2040 Advisor Class                      639,130  27.00     17,256,520     15,607,815   1
T. Rowe Price Retirement 2045 Advisor Class                      604,010  18.36     11,089,620     10,082,586   1
T. Rowe Price Retirement 2050 Advisor Class                      558,075  15.39      8,588,780      7,814,231   1
T. Rowe Price Retirement 2055 Advisor Class                      256,287  15.49      3,969,893      3,614,668   1
T. Rowe Price Retirement 2060 Advisor Class                      171,830  12.02      2,065,396      1,877,157   1
VALIC Company I Asset Allocation Fund                         14,118,843  12.04    169,990,872    155,641,057   1
VALIC Company I Blue Chip Growth Fund                         34,109,063  19.86    677,405,997    409,835,239   1
VALIC Company I Broad Cap Value Fund                           3,014,628  17.63     53,147,885     42,734,660   1
VALIC Company I Capital Conservation Fund                     15,779,837  19.92    157,167,177    156,632,066   1
VALIC Company I Core Equity Fund                              10,393,184  25.05    260,349,258    110,451,911   1
VALIC Company I Dividend Value Fund                           55,075,480  13.60    749,026,525    662,656,709   1
VALIC Company I Dynamic Allocation Fund                       19,761,250  12.99    256,698,642    222,340,714   1
VALIC Company I Emerging Economies Fund                       87,580,924   9.45    827,639,732    664,478,941   1
VALIC Company I Foreign Value Fund                            75,311,346  11.10    835,955,944    597,384,324   1
VALIC Company I Global Real Estate Fund                       37,460,694   8.15    305,304,655    304,744,479   1
VALIC Company I Global Social Awareness Fund                  16,626,980  26.39    438,786,013    265,626,458   1
VALIC Company I Global Strategy Fund                          32,679,519  12.33    402,938,473    359,407,382   1
VALIC Company I Government Money Market I Fund               298,476,008   2.00    298,476,008    298,476,007   1
VALIC Company I Government Securities Fund                     9,748,514  10.63    103,626,702    105,804,776   1
VALIC Company I Growth & Income Fund                           5,311,172  23.06    122,475,625     69,850,045   1
VALIC Company I Growth Fund                                   68,455,621  16.90  1,156,899,992    857,632,181   1
VALIC Company I Health Sciences Fund                          34,608,200  21.78    753,766,587    666,210,097   1
VALIC Company I Inflation Protected Fund                      42,119,830  11.29    475,532,885    471,608,658   1
VALIC Company I International Equities Index Fund            171,661,852   7.66  1,314,929,784  1,117,903,462   1
VALIC Company I International Government Bond Fund            14,589,783  12.01    175,223,298    170,121,452   1
VALIC Company I International Growth Fund                     29,881,735  14.36    429,101,710    302,912,588   1
VALIC Company I Large Cap Core Fund                           12,906,738  12.59    162,495,827    148,833,970   1
VALIC Company I Large Capital Growth Fund                     28,507,290  15.22    433,880,949    292,493,423   1
VALIC Company I Mid Cap Index Fund                           114,491,780  29.42  3,368,348,177  2,267,911,722   1
VALIC Company I Mid Cap Strategic Growth Fund                 17,129,069  15.61    267,384,763    186,256,977   1
VALIC Company I Nasdaq-100 Index Fund                         30,192,594  13.42    405,184,617    244,676,129   1
VALIC Company I Science & Technology Fund                     41,456,134  29.81  1,235,807,362    606,422,297   1
VALIC Company I Small Cap Aggressive Growth Fund               9,113,211  14.90    135,786,851    111,940,512   1
VALIC Company I Small Cap Fund                                24,751,516  12.91    319,542,075    230,658,222   1
VALIC Company I Small Cap Index Fund                          48,944,781  22.81  1,116,430,450    705,574,073   1
VALIC Company I Small Cap Special Values Fund                 15,878,119  14.83    235,472,505    154,536,283   1
VALIC Company I Small Mid Growth Fund                          8,611,477  13.53    116,513,284     96,732,891   1
VALIC Company I Stock Index Fund                             112,272,777  40.81  4,581,852,012  2,838,951,705   1
VALIC Company I Value Fund                                     5,016,559  18.36     92,104,025     50,648,769   1
VALIC Company II Aggressive Growth Lifestyle Fund             52,313,373  11.42    597,418,724    517,863,769   1
VALIC Company II Capital Appreciation Fund                     2,339,328  17.74     41,499,683     30,819,321   1
VALIC Company II Conservative Growth Lifestyle Fund           27,082,426  12.54    339,613,622    330,114,200   1
VALIC Company II Core Bond Fund                               91,362,271  11.20  1,023,257,437  1,006,897,835   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                         Net
                                                                        Asset
                                                                        Value
                                                                         per   Shares at Fair Cost of Shares
Sub-accounts                                                  Shares    Share      Value           Held      Level*
------------                                                ----------- ------ -------------- -------------- ------
VALIC Company II Government Money Market II Fund            123,799,547 $ 1.00 $  123,799,547 $  123,799,540   1
VALIC Company II High Yield Bond Fund                        62,853,616   7.89    495,915,034    478,076,245   1
VALIC Company II International Opportunities Fund            32,476,403  21.07    684,277,814    418,540,965   1
VALIC Company II Large Cap Value Fund                         8,956,122  22.72    203,483,101    122,237,712   1
VALIC Company II Mid Cap Growth Fund                         12,327,782  11.08    136,591,824    114,432,103   1
VALIC Company II Mid Cap Value Fund                          37,909,055  23.12    876,457,346    716,919,105   1
VALIC Company II Moderate Growth Lifestyle Fund              61,571,304  15.06    927,263,840    837,905,193   1
VALIC Company II Small Cap Growth Fund                        6,531,053  19.31    126,114,629    101,115,270   1
VALIC Company II Small Cap Value Fund                        27,577,150  15.71    433,237,019    389,825,761   1
VALIC Company II Socially Responsible Fund                   35,432,736  22.00    779,520,197    423,957,186   1
VALIC Company II Strategic Bond Fund                         53,322,108  11.49    612,671,027    589,090,457   1
Vanguard LifeStrategy Conservative Growth Fund Investor
  Shares                                                      4,600,907  19.96     91,834,103     82,848,277   1
Vanguard LifeStrategy Growth Fund Investor Shares             7,429,552  33.67    250,153,003    169,069,883   1
Vanguard LifeStrategy Moderate Growth Fund Investor Shares    9,400,914  27.14    255,140,801    194,429,734   1
Vanguard Long-Term Investment Grade Fund Investor Shares     27,250,884  10.65    290,221,910    287,591,058   1
Vanguard Long-Term Treasury Fund Investor Shares             17,939,727  12.41    222,632,018    227,321,812   1
Vanguard Wellington Fund Investor Shares                     47,312,771  42.03  1,988,555,756  1,459,868,526   1
Vanguard Windsor II Fund Investor Shares                     47,547,172  37.83  1,798,709,506  1,249,965,833   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                             AST SA      AST SA      AST SA
                                American       American     BlackRock     Edge     Wellington
                                 Beacon     Beacon Holland Multi-Asset   Asset      Capital
                                Bridgeway     Large Cap      Income    Allocation Appreciation
                                Large Cap   Growth Fund I   Portfolio  Portfolio   Portfolio
                               Growth Fund  Investor Class   Class 3    Class 3     Class 3
                               -----------  -------------- ----------- ---------- ------------
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                   $        --   $     19,370   $  8,362    $   790    $       --
   Mortality and expense risk
     and administrative
     charges                       (12,917)      (707,223)    (3,216)      (211)      (14,447)
   Reimbursements of expenses           --        152,518         --         --            --
                               -----------   ------------   --------    -------    ----------
   Net investment income
     (loss)                        (12,917)      (535,335)     5,146        579       (14,447)
   Net realized gain (loss)         (1,922)    (9,411,325)      (478)        (3)       (1,925)
   Capital gain distribution
     from mutual funds                  --     27,844,534         --      2,615        89,918
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  (425,843)    (3,816,064)     4,044     (1,384)      197,488
                               -----------   ------------   --------    -------    ----------
Increase (decrease) in net
  assets from operations          (440,682)    14,081,810      8,712      1,807       271,034
                               -----------   ------------   --------    -------    ----------
From contract transactions:
   Payments received from
     contract owners                74,749      1,236,352    256,732         --        11,337
   Payments for contract
     benefits or terminations     (315,922)    (4,545,378)        --         --       (22,037)
   Transfers between
     sub-accounts (including
     fixed account), net        67,130,613    (68,039,738)    99,164     31,544         1,785
   Contract maintenance
     charges                        (7,052)       (56,627)    (2,826)      (223)       (2,858)
   Adjustments to net assets
     allocated to contracts
     in payout period                   --            108         --         --            --
                               -----------   ------------   --------    -------    ----------
Increase (decrease) in net
  assets from contract
  transactions                  66,882,388    (71,405,283)   353,070     31,321       (11,773)
                               -----------   ------------   --------    -------    ----------
Increase (decrease) in net
  assets                        66,441,706    (57,323,473)   361,782     33,128       259,261
Net assets at beginning of
  period                                --     57,402,067     95,603         --       868,788
                               -----------   ------------   --------    -------    ----------
Net assets at end of period    $66,441,706   $     78,594   $457,385    $33,128    $1,128,049
                               ===========   ============   ========    =======    ==========
Beginning units                         --     32,266,230      8,433         --        36,912
Units issued                    66,241,932      1,328,901     30,370      1,819         2,787
Units redeemed                    (686,334)   (33,564,892)      (300)       (15)       (3,002)
                               -----------   ------------   --------    -------    ----------
Ending units                    65,555,598         30,239     38,503      1,804        36,697
                               ===========   ============   ========    =======    ==========
FOR THE YEAR ENDED
  DECEMBER 31, 2016
From operations:
   Dividends                   $        --   $         --   $  3,133    $    --    $       --
   Mortality and expense risk
     and administrative
     charges                            --       (686,604)      (555)        --       (10,035)
   Reimbursements of expenses           --        147,556         --         --            --
                               -----------   ------------   --------    -------    ----------
   Net investment income
     (loss)                             --       (539,048)     2,578         --       (10,035)
   Net realized gain (loss)             --      2,766,089        (88)        --       (53,231)
   Capital gain distribution
     from mutual funds                  --      1,472,119      8,576         --       116,842
   Change in unrealized
     appreciation
     (depreciation) of
     investments                        --     (3,259,048)   (11,363)        --       (41,072)
                               -----------   ------------   --------    -------    ----------
Increase (decrease) in net
  assets from operations                --        440,112       (297)        --        12,504
                               -----------   ------------   --------    -------    ----------
From contract transactions:
   Payments received from
     contract owners                    --      1,427,523     95,576         --       495,957
   Payments for contract
     benefits or terminations           --     (4,614,537)        --         --        (5,718)
   Transfers between
     sub-accounts (including
     fixed account), net                --     (3,921,475)       587         --       (52,832)
   Contract maintenance
     charges                            --        (74,863)      (263)        --          (364)
   Adjustments to net assets
     allocated to contracts
     in payout period                   --           (128)        --         --            --
                               -----------   ------------   --------    -------    ----------
Increase (decrease) in net
  assets from contract
  transactions                          --     (7,183,480)    95,900         --       437,043
                               -----------   ------------   --------    -------    ----------
Increase (decrease) in net
  assets                                --     (6,743,368)    95,603         --       449,547
Net assets at beginning of
  period                                --     64,145,435         --         --       419,241
                               -----------   ------------   --------    -------    ----------
Net assets at end of period    $        --   $ 57,402,067   $ 95,603    $    --    $  868,788
                               ===========   ============   ========    =======    ==========
Beginning units                         --     36,402,733         --         --        18,110
Units issued                            --        919,900      8,457         --        26,158
Units redeemed                          --     (5,056,403)       (24)        --        (7,356)
                               -----------   ------------   --------    -------    ----------
Ending units                            --     32,266,230      8,433         --        36,912
                               ===========   ============   ========    =======    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                 AST SA
                               Wellington               AST SA      AST SA
                               Government    AST SA   Wellington  Wellington
                               and Quality Wellington Multi-Asset  Natural       Ariel
                                  Bond       Growth     Income    Resources  Appreciation
                                Portfolio  Portfolio   Portfolio  Portfolio  Fund Investor
                                 Class 3    Class 3     Class 3    Class 3       Class
                               ----------- ---------- ----------- ---------- -------------
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                   $   27,778    $   44    $    210    $   590   $  2,993,206
   Mortality and expense risk
     and administrative
     charges                      (22,764)      (46)       (500)      (288)    (4,959,692)
   Reimbursements of expenses          --        --          --         --      1,028,539
                               ----------    ------    --------    -------   ------------
   Net investment income
     (loss)                         5,014        (2)       (290)       302       (937,947)
   Net realized gain (loss)          (497)        4         331        387     38,275,702
   Capital gain distribution
     from mutual funds                 --        --          --         --     41,167,708
   Change in unrealized
     appreciation
     (depreciation) of
     investments                   15,001       459       4,180      2,880    (25,807,271)
                               ----------    ------    --------    -------   ------------
Increase (decrease) in net
  assets from operations           19,518       461       4,221      3,569     52,698,192
                               ----------    ------    --------    -------   ------------
From contract transactions:
   Payments received from
     contract owners              479,172        --     144,233      5,000     20,156,089
   Payments for contract
     benefits or terminations     (59,050)       --     (13,694)        --    (35,074,454)
   Transfers between
     sub-accounts (including
     fixed account), net          335,698     5,661      35,252      5,894    (82,206,865)
   Contract maintenance
     charges                       (7,819)       --        (337)        (2)      (106,738)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --        --          --         --        (15,384)
                               ----------    ------    --------    -------   ------------
Increase (decrease) in net
  assets from contract
  transactions                    748,001     5,661     165,454     10,892    (97,247,352)
                               ----------    ------    --------    -------   ------------
Increase (decrease) in net
  assets                          767,519     6,122     169,675     14,461    (44,549,160)
Net assets at beginning of
  period                        1,428,187        --          --     13,477    415,560,302
                               ----------    ------    --------    -------   ------------
Net assets at end of period    $2,195,706    $6,122    $169,675    $27,938   $371,011,142
                               ==========    ======    ========    =======   ============
Beginning units                   117,329        --          --      1,604    125,520,695
Units issued                       65,596       331      16,177      1,578      5,032,084
Units redeemed                     (5,588)       --      (1,248)      (232)   (31,959,879)
                               ----------    ------    --------    -------   ------------
Ending units                      177,337       331      14,929      2,950     98,592,900
                               ==========    ======    ========    =======   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2016
From operations:
   Dividends                   $   11,015    $   --    $     --    $   486   $  2,649,339
   Mortality and expense risk
     and administrative
     charges                      (11,410)       --          --        (90)    (4,569,049)
   Reimbursements of expenses          --        --          --         --        954,239
                               ----------    ------    --------    -------   ------------
   Net investment income
     (loss)                          (395)       --          --        396       (965,471)
   Net realized gain (loss)           135        --          --        124     29,861,642
   Capital gain distribution
     from mutual funds              6,414        --          --         --     28,179,327
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  (36,244)       --          --      1,362    (14,278,808)
                               ----------    ------    --------    -------   ------------
Increase (decrease) in net
  assets from operations          (30,090)       --          --      1,882     42,796,690
                               ----------    ------    --------    -------   ------------
From contract transactions:
   Payments received from
     contract owners              789,834        --          --     12,975     16,365,142
   Payments for contract
     benefits or terminations     (16,193)       --          --       (150)   (32,100,346)
   Transfers between
     sub-accounts (including
     fixed account), net          365,305        --          --     (1,230)    14,040,496
   Contract maintenance
     charges                       (2,354)       --          --         --       (123,805)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --        --          --         --        (14,414)
                               ----------    ------    --------    -------   ------------
Increase (decrease) in net
  assets from contract
  transactions                  1,136,592        --          --     11,595     (1,832,927)
                               ----------    ------    --------    -------   ------------
Increase (decrease) in net
  assets                        1,106,502        --          --     13,477     40,963,763
Net assets at beginning of
  period                          321,685        --          --         --    374,596,539
                               ----------    ------    --------    -------   ------------
Net assets at end of period    $1,428,187    $   --    $     --    $13,477   $415,560,302
                               ==========    ======    ========    =======   ============
Beginning units                    26,489        --          --         --    126,206,611
Units issued                       93,963        --          --      1,774     16,470,981
Units redeemed                     (3,123)       --          --       (170)   (17,156,897)
                               ----------    ------    --------    -------   ------------
Ending units                      117,329        --          --      1,604    125,520,695
                               ==========    ======    ========    =======   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                 FTVIP
                                                                                Franklin               Goldman
                                                                                Founding    FTVIP     Sachs VIT   Invesco V.I.
                                                                                 Funds     Franklin   Government  Balanced-Risk
                                                                               Allocation Income VIP Money Market   Commodity
                                                                  Ariel Fund    VIP Fund     Fund    Fund Service Strategy Fund
                                                                Investor Class  Class 2    Class 2      Class       Class R5
                                                                -------------- ---------- ---------- ------------ -------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                     $  3,018,644    $  100   $  28,428  $     1,687  $      66,040
   Mortality and expense risk and administrative charges           (5,102,412)      (49)     (9,366)      (4,548)    (1,900,230)
   Reimbursements of expenses                                       1,079,854        --          --           --             --
                                                                 ------------    ------   ---------  -----------  -------------
   Net investment income (loss)                                    (1,003,914)       51      19,062       (2,861)    (1,834,190)
   Net realized gain (loss)                                        38,658,873         2      16,915           --    (10,250,240)
   Capital gain distribution from mutual funds                     23,871,580       154          --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                     (912,128)      167      18,672           --     20,239,135
                                                                 ------------    ------   ---------  -----------  -------------
Increase (decrease) in net assets from operations                  60,614,411       374      54,649       (2,861)     8,154,705
                                                                 ------------    ------   ---------  -----------  -------------
From contract transactions:
   Payments received from contract owners                          11,203,387        --     284,054    1,626,188     12,782,594
   Payments for contract benefits or terminations                 (34,498,582)       --    (160,083)      (5,299)   (17,613,140)
   Transfers between sub-accounts (including fixed
     account), net                                                (28,680,866)      256     (84,799)  (1,541,594)     4,422,860
   Contract maintenance charges                                      (216,961)       (5)        (90)      (1,085)       (69,343)
   Adjustments to net assets allocated to contracts in payout
     period                                                              (944)       --          --           --          1,362
                                                                 ------------    ------   ---------  -----------  -------------
Increase (decrease) in net assets from contract transactions      (52,193,966)      251      39,082       78,210       (475,667)
                                                                 ------------    ------   ---------  -----------  -------------
Increase (decrease) in net assets                                   8,420,445       625      93,731       75,349      7,679,038
Net assets at beginning of period                                 438,241,476     3,499     645,658      175,364    195,116,290
                                                                 ------------    ------   ---------  -----------  -------------
Net assets at end of period                                      $446,661,921    $4,124   $ 739,389  $   250,713  $ 202,795,328
                                                                 ============    ======   =========  ===========  =============
Beginning units                                                   127,747,087       266      46,142       17,691    301,402,901
Units issued                                                        1,381,299        17      17,692      168,850     30,416,078
Units redeemed                                                    (15,406,709)       --     (11,632)    (161,044)   (30,326,790)
                                                                 ------------    ------   ---------  -----------  -------------
Ending units                                                      113,721,677       283      52,202       25,497    301,492,189
                                                                 ============    ======   =========  ===========  =============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                     $  1,248,998    $  124   $  28,426  $        62  $   5,198,492
   Mortality and expense risk and administrative charges           (4,777,557)      (29)     (7,979)      (1,855)    (2,243,393)
   Reimbursements of expenses                                       1,018,274        --          --           --             --
                                                                 ------------    ------   ---------  -----------  -------------
   Net investment income (loss)                                    (2,510,285)       95      20,447       (1,793)     2,955,099
   Net realized gain (loss)                                        35,775,324        (1)        261           --    (51,836,980)
   Capital gain distribution from mutual funds                     26,110,362       105          --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (2,674,305)       82      49,106           --     76,649,699
                                                                 ------------    ------   ---------  -----------  -------------
Increase (decrease) in net assets from operations                  56,701,096       281      69,814       (1,793)    27,767,818
                                                                 ------------    ------   ---------  -----------  -------------
From contract transactions:
   Payments received from contract owners                          12,866,684     3,211      52,482    1,057,859     15,992,049
   Payments for contract benefits or terminations                 (31,562,540)       --     (23,357)          --    (20,504,024)
   Transfers between sub-accounts (including fixed
     account), net                                                (18,699,543)        7      76,480     (880,469)   (73,721,564)
   Contract maintenance charges                                      (295,488)       --         (20)        (233)       (88,942)
   Adjustments to net assets allocated to contracts in payout
     period                                                               518        --          --           --         (1,316)
                                                                 ------------    ------   ---------  -----------  -------------
Increase (decrease) in net assets from contract transactions      (37,690,369)    3,218     105,585      177,157    (78,323,797)
                                                                 ------------    ------   ---------  -----------  -------------
Increase (decrease) in net assets                                  19,010,727     3,499     175,399      175,364    (50,555,979)
Net assets at beginning of period                                 419,230,749        --     470,259           --    245,672,269
                                                                 ------------    ------   ---------  -----------  -------------
Net assets at end of period                                      $438,241,476    $3,499   $ 645,658  $   175,364  $ 195,116,290
                                                                 ============    ======   =========  ===========  =============
Beginning units                                                   139,623,723        --      37,745           --    420,762,909
Units issued                                                        5,418,702       269      10,764      146,556     16,270,077
Units redeemed                                                    (17,295,338)       (3)     (2,367)    (128,865)  (135,630,085)
                                                                 ------------    ------   ---------  -----------  -------------
Ending units                                                      127,747,087       266      46,142       17,691    301,402,901
                                                                 ============    ======   =========  ===========  =============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                           Lord Abbett   SST SA      SST SA
                                                                              Invesco V.I. Fund Growth Allocation  Allocation
                                                                Invesco V.I.   Growth and  and Income   Balanced     Growth
                                                                  Comstock    Income Fund   Portfolio  Portfolio   Portfolio
                                                               Fund Series II  Series II    Class VC    Class 3     Class 3
                                                               -------------- ------------ ----------- ----------  ----------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                     $   21,265    $   16,393   $  1,582   $   16,444  $   12,486
   Mortality and expense risk and administrative charges            (14,877)      (17,219)    (1,310)     (13,688)    (11,824)
                                                                 ----------    ----------   --------   ----------  ----------
   Net investment income (loss)                                       6,388          (826)       272        2,756         662
   Net realized gain (loss)                                           6,478           889        316      (14,107)      1,769
   Capital gain distribution from mutual funds                       46,587        52,749     11,529       34,102      29,087
   Change in unrealized appreciation (depreciation) of
     investments                                                    101,060        92,463       (409)      57,363      95,231
                                                                 ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets from operations                   160,513       145,275     11,708       80,114     126,749
                                                                 ----------    ----------   --------   ----------  ----------
From contract transactions:
   Payments received from contract owners                            25,994        24,304     41,668       55,318     703,946
   Payments for contract benefits or terminations                   (34,349)      (43,258)        --     (204,324)     (3,002)
   Transfers between sub-accounts (including fixed account),
     net                                                             68,844       104,325    (19,855)     626,406     170,383
   Contract maintenance charges                                      (4,359)       (5,230)       (39)        (379)     (1,257)
                                                                 ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets from contract transactions         56,130        80,141     21,774      477,021     870,070
                                                                 ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets                                   216,643       225,416     33,482      557,135     996,819
Net assets at beginning of period                                   931,540     1,088,719     91,268      491,121     506,053
                                                                 ----------    ----------   --------   ----------  ----------
Net assets at end of period                                      $1,148,183    $1,314,135   $124,750   $1,048,256  $1,502,872
                                                                 ==========    ==========   ========   ==========  ==========
Beginning units                                                      56,339        62,992      6,154       34,416      33,942
Units issued                                                          7,920         8,339      2,086       85,392      54,076
Units redeemed                                                       (4,356)       (3,710)       (85)     (52,842)     (1,630)
                                                                 ----------    ----------   --------   ----------  ----------
Ending units                                                         59,903        67,621      8,155       66,966      86,388
                                                                 ==========    ==========   ========   ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                     $    8,790    $    6,837   $  1,355   $    4,773  $    8,089
   Mortality and expense risk and administrative charges             (7,651)       (8,704)      (884)      (1,977)     (5,210)
                                                                 ----------    ----------   --------   ----------  ----------
   Net investment income (loss)                                       1,139        (1,867)       471        2,796       2,879
   Net realized gain (loss)                                          (3,165)      (14,889)       771         (237)       (230)
   Capital gain distribution from mutual funds                       52,842        72,350      1,163       23,700      11,088
   Change in unrealized appreciation (depreciation) of
     investments                                                     62,386        87,633     12,443      (23,853)     12,013
                                                                 ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets from operations                   113,202       143,227     14,848        2,406      25,750
                                                                 ----------    ----------   --------   ----------  ----------
From contract transactions:
   Payments received from contract owners                           444,295       539,787     60,911      322,901     246,714
   Payments for contract benefits or terminations                    (9,944)      (12,650)        --          (53)         --
   Transfers between sub-accounts (including fixed account),
     net                                                            119,225       124,637      5,397      107,620      39,724
   Contract maintenance charges                                        (541)         (650)       (35)         (50)        (49)
                                                                 ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets from contract transactions        553,035       651,124     66,273      430,418     286,389
                                                                 ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets                                   666,237       794,351     81,121      432,824     312,139
Net assets at beginning of period                                   265,303       294,368     10,147       58,297     193,914
                                                                 ----------    ----------   --------   ----------  ----------
Net assets at end of period                                      $  931,540    $1,088,719   $ 91,268   $  491,121  $  506,053
                                                                 ==========    ==========   ========   ==========  ==========
Beginning units                                                      18,575        20,145        799        4,272      13,530
Units issued                                                         41,541        47,130      5,737       30,162      20,417
Units redeemed                                                       (3,777)       (4,283)      (382)         (18)         (5)
                                                                 ----------    ----------   --------   ----------  ----------
Ending units                                                         56,339        62,992      6,154       34,416      33,942
                                                                 ==========    ==========   ========   ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          SST SA
                                                                 SST SA                Putnam Asset
                                                               Allocation    SST SA     Allocation    SST SA
                                                                Moderate   Allocation  Diversified  Wellington   SunAmerica
                                                                 Growth     Moderate      Growth    Real Return  2020 High
                                                               Portfolio   Portfolio    Portfolio    Portfolio   Watermark
                                                                Class 3     Class 3      Class 3      Class 3   Fund Class I
                                                               ----------  ----------  ------------ ----------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                   $   18,044  $   30,096    $  7,396   $   23,810  $        --
   Mortality and expense risk and administrative charges          (16,548)    (20,756)     (1,671)     (10,395)     (71,804)
                                                               ----------  ----------    --------   ----------  -----------
   Net investment income (loss)                                     1,496       9,340       5,725       13,415      (71,804)
   Net realized gain (loss)                                        (5,656)     (1,025)      2,100         (124)    (473,245)
   Capital gain distribution from mutual funds                     41,386      44,819      38,899           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   98,025     101,694     (20,003)      (8,425)     652,345
                                                               ----------  ----------    --------   ----------  -----------
Increase (decrease) in net assets from operations                 135,251     154,828      26,721        4,866      107,296
                                                               ----------  ----------    --------   ----------  -----------
From contract transactions:
   Payments received from contract owners                         692,171   1,182,202     346,112      480,827          475
   Payments for contract benefits or terminations                (205,142)    (19,512)    (26,585)     (28,128)    (346,128)
   Transfers between sub-accounts (including fixed account),
     net                                                           80,304      91,540     155,496      211,909   (7,091,815)
   Contract maintenance charges                                    (2,587)     (1,262)     (1,408)      (4,798)      (2,606)
                                                               ----------  ----------    --------   ----------  -----------
Increase (decrease) in net assets from contract transactions      564,746   1,252,968     473,615      659,810   (7,440,074)
                                                               ----------  ----------    --------   ----------  -----------
Increase (decrease) in net assets                                 699,997   1,407,796     500,336      664,676   (7,332,778)
Net assets at beginning of period                                 739,763     803,369          --      515,635    7,332,778
                                                               ----------  ----------    --------   ----------  -----------
Net assets at end of period                                    $1,439,760  $2,211,165    $500,336   $1,180,311  $        --
                                                               ==========  ==========    ========   ==========  ===========
Beginning units                                                    52,648      56,236          --       45,485    6,492,610
Units issued                                                       53,758      81,927      49,137       59,893          272
Units redeemed                                                    (17,486)     (1,359)     (8,047)      (2,946)  (6,492,882)
                                                               ----------  ----------    --------   ----------  -----------
Ending units                                                       88,920     136,804      41,090      102,432           --
                                                               ==========  ==========    ========   ==========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                   $   10,799  $    7,847    $     --   $       --  $   217,155
   Mortality and expense risk and administrative charges           (9,190)     (5,161)         --       (4,726)     (94,401)
                                                               ----------  ----------    --------   ----------  -----------
   Net investment income (loss)                                     1,609       2,686          --       (4,726)     122,754
   Net realized gain (loss)                                        (1,761)       (583)         --         (166)      10,496
   Capital gain distribution from mutual funds                     82,475      46,048          --           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (58,715)    (27,114)         --        7,391     (100,075)
                                                               ----------  ----------    --------   ----------  -----------
Increase (decrease) in net assets from operations                  23,608      21,037          --        2,499       33,175
                                                               ----------  ----------    --------   ----------  -----------
From contract transactions:
   Payments received from contract owners                         137,777     655,597          --      248,538       37,308
   Payments for contract benefits or terminations                      --          --          --       (4,253)    (506,221)
   Transfers between sub-accounts (including fixed account),
     net                                                           93,877      92,312          --      138,180     (238,674)
   Contract maintenance charges                                       (75)        (25)         --       (1,012)      (3,685)
                                                               ----------  ----------    --------   ----------  -----------
Increase (decrease) in net assets from contract transactions      231,579     747,884          --      381,453     (711,272)
                                                               ----------  ----------    --------   ----------  -----------
Increase (decrease) in net assets                                 255,187     768,921          --      383,952     (678,097)
Net assets at beginning of period                                 484,576      34,448          --      131,683    8,010,875
                                                               ----------  ----------    --------   ----------  -----------
Net assets at end of period                                    $  739,763  $  803,369    $     --   $  515,635  $ 7,332,778
                                                               ==========  ==========    ========   ==========  ===========
Beginning units                                                    36,024       2,515          --       11,926    7,110,998
Units issued                                                       16,630      53,725          --       34,153        1,172
Units redeemed                                                         (6)         (4)         --         (594)    (619,560)
                                                               ----------  ----------    --------   ----------  -----------
Ending units                                                       52,648      56,236          --       45,485    6,492,610
                                                               ==========  ==========    ========   ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                     SAST SA      SAST SA
                                                                                       SAST SA AB   American      American
                                                               SAST Invesco SAST SA AB Small & Mid Funds Asset  Funds Global
                                                                VCP Value     Growth    Cap Value  Allocation      Growth
                                                                Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                                                 Class 3     Class 3     Class 3     Class 3      Class 3
                                                               ------------ ---------- ----------- -----------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                   $   133,133   $     --   $    576   $    66,695    $  7,640
   Mortality and expense risk and administrative charges          (176,903)    (3,709)    (5,588)      (82,769)    (10,849)
                                                               -----------   --------   --------   -----------    --------
   Net investment income (loss)                                    (43,770)    (3,709)    (5,012)      (16,074)     (3,209)
   Net realized gain (loss)                                         32,762        326      1,055        17,651      (2,095)
   Capital gain distribution from mutual funds                          --     20,634     38,797       148,773      81,302
   Change in unrealized appreciation (depreciation) of
     investments                                                 1,183,046     54,238     12,596       632,590     118,876
                                                               -----------   --------   --------   -----------    --------
Increase (decrease) in net assets from operations                1,172,038     71,489     47,436       782,940     194,874
                                                               -----------   --------   --------   -----------    --------
From contract transactions:
   Payments received from contract owners                        4,629,708      5,590     64,410     7,408,355      45,723
   Payments for contract benefits or terminations                 (312,488)    (9,763)    (9,427)     (183,815)    (20,448)
   Transfers between sub-accounts (including fixed account),
     net                                                         2,030,602     65,983    169,185     1,114,066      98,216
   Contract maintenance charges                                   (126,665)      (967)      (965)      (51,007)     (3,004)
                                                               -----------   --------   --------   -----------    --------
Increase (decrease) in net assets from contract transactions     6,221,157     60,843    223,203     8,287,599     120,487
                                                               -----------   --------   --------   -----------    --------
Increase (decrease) in net assets                                7,393,195    132,332    270,639     9,070,539     315,361
Net assets at beginning of period                                9,879,362    222,745    342,554     2,808,498     617,828
                                                               -----------   --------   --------   -----------    --------
Net assets at end of period                                    $17,272,557   $355,077   $613,193   $11,879,037    $933,189
                                                               ===========   ========   ========   ===========    ========
Beginning units                                                    802,230     11,303     16,090       180,815      37,883
Units issued                                                       540,099      4,032     10,589       490,926      10,463
Units redeemed                                                     (51,140)    (1,467)      (910)      (18,328)     (4,092)
                                                               -----------   --------   --------   -----------    --------
Ending units                                                     1,291,189     13,868     25,769       653,413      44,254
                                                               ===========   ========   ========   ===========    ========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                   $    47,389   $     --   $    353   $    31,003    $  7,881
   Mortality and expense risk and administrative charges           (91,375)    (1,712)    (3,055)      (15,163)     (4,954)
                                                               -----------   --------   --------   -----------    --------
   Net investment income (loss)                                    (43,986)    (1,712)    (2,702)       15,840       2,927
   Net realized gain (loss)                                            750     (1,248)    (2,416)          (32)    (10,671)
   Capital gain distribution from mutual funds                         831     23,173     13,477       113,333      69,469
   Change in unrealized appreciation (depreciation) of
     investments                                                   827,923    (17,698)    47,347       (62,006)    (58,149)
                                                               -----------   --------   --------   -----------    --------
Increase (decrease) in net assets from operations                  785,518      2,515     55,706        67,135       3,576
                                                               -----------   --------   --------   -----------    --------
From contract transactions:
   Payments received from contract owners                        3,467,804    138,048    180,861     2,540,529     358,626
   Payments for contract benefits or terminations                 (191,510)    (7,802)    (4,973)      (11,240)     (6,648)
   Transfers between sub-accounts (including fixed account),
     net                                                         1,484,899     19,156     34,332       125,727      96,668
   Contract maintenance charges                                    (80,526)      (104)      (126)       (3,404)       (326)
                                                               -----------   --------   --------   -----------    --------
Increase (decrease) in net assets from contract transactions     4,680,667    149,298    210,094     2,651,612     448,320
                                                               -----------   --------   --------   -----------    --------
Increase (decrease) in net assets                                5,466,185    151,813    265,800     2,718,747     451,896
Net assets at beginning of period                                4,413,177     70,932     76,754        89,751     165,932
                                                               -----------   --------   --------   -----------    --------
Net assets at end of period                                    $ 9,879,362   $222,745   $342,554   $ 2,808,498    $617,828
                                                               ===========   ========   ========   ===========    ========
Beginning units                                                    388,539      3,638      4,448         6,262      10,098
Units issued                                                       485,164      8,441     12,823       175,930      29,454
Units redeemed                                                     (71,473)      (776)    (1,181)       (1,377)     (1,669)
                                                               -----------   --------   --------   -----------    --------
Ending units                                                       802,230     11,303     16,090       180,815      37,883
                                                               ===========   ========   ========   ===========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          SAST SA
                                                                              SAST SA     American                 SAST SA
                                                                             American    Funds VCP     SAST SA     Boston
                                                                 SAST SA       Funds      Managed     BlackRock    Company
                                                                 American     Growth-      Asset     VCP Global    Capital
                                                               Funds Growth   Income     Allocation  Multi Asset   Growth
                                                                Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                                                 Class 3      Class 3     Class 3      Class 3     Class 3
                                                               ------------ ----------  -----------  -----------  ---------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                     $  3,217   $   22,962  $   230,008  $     2,077  $    450
   Mortality and expense risk and administrative charges           (9,347)     (18,354)    (371,576)    (218,922)   (7,023)
                                                                 --------   ----------  -----------  -----------  --------
   Net investment income (loss)                                    (6,130)       4,608     (141,568)    (216,845)   (6,573)
   Net realized gain (loss)                                       (13,427)      (1,095)      83,555       25,632     4,729
   Capital gain distribution from mutual funds                     79,109      177,286      624,976       66,411     5,181
   Change in unrealized appreciation (depreciation) of
     investments                                                   87,223       68,074    2,761,450    1,752,526    93,307
                                                                 --------   ----------  -----------  -----------  --------
Increase (decrease) in net assets from operations                 146,775      248,873    3,328,413    1,627,724    96,644
                                                                 --------   ----------  -----------  -----------  --------
From contract transactions:
   Payments received from contract owners                         237,221      113,633   10,685,745    6,073,247    15,446
   Payments for contract benefits or terminations                 (41,056)     (24,533)    (434,630)    (283,744)  (16,124)
   Transfers between sub-accounts (including fixed account),
     net                                                           64,734      434,843    2,693,131    2,388,219    24,919
   Contract maintenance charges                                       (33)      (1,220)    (266,188)    (175,550)   (2,340)
                                                                 --------   ----------  -----------  -----------  --------
Increase (decrease) in net assets from contract transactions      260,866      522,723   12,678,058    8,002,172    21,901
                                                                 --------   ----------  -----------  -----------  --------
Increase (decrease) in net assets                                 407,641      771,596   16,006,471    9,629,896   118,545
Net assets at beginning of period                                 520,813      967,240   20,214,005   11,580,535   420,253
                                                                 --------   ----------  -----------  -----------  --------
Net assets at end of period                                      $928,454   $1,738,836  $36,220,476  $21,210,431  $538,798
                                                                 ========   ==========  ===========  ===========  ========
Beginning units                                                    30,147       58,048    1,625,830    1,113,436    27,812
Units issued                                                       15,003       30,760    1,043,580      791,125     3,786
Units redeemed                                                     (2,695)      (2,080)     (93,125)     (60,832)   (2,310)
                                                                 --------   ----------  -----------  -----------  --------
Ending units                                                       42,455       86,728    2,576,285    1,843,729    29,288
                                                                 ========   ==========  ===========  ===========  ========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                     $  1,248   $    7,608  $    97,612  $     6,583  $     --
   Mortality and expense risk and administrative charges           (4,856)      (5,273)    (151,432)     (55,447)   (3,448)
                                                                 --------   ----------  -----------  -----------  --------
   Net investment income (loss)                                    (3,608)       2,335      (53,820)     (48,864)   (3,448)
   Net realized gain (loss)                                        (2,213)      (3,825)       6,727          476      (696)
   Capital gain distribution from mutual funds                    102,032       95,076      137,530       89,353     1,281
   Change in unrealized appreciation (depreciation) of
     investments                                                  (57,212)     (46,703)     633,700     (104,690)    6,709
                                                                 --------   ----------  -----------  -----------  --------
Increase (decrease) in net assets from operations                  38,999       46,883      724,137      (63,725)    3,846
                                                                 --------   ----------  -----------  -----------  --------
From contract transactions:
   Payments received from contract owners                         180,040      163,861   11,775,833   10,141,644   227,308
   Payments for contract benefits or terminations                  (1,302)      (3,215)    (269,920)     (37,115)   (4,624)
   Transfers between sub-accounts (including fixed account),
     net                                                          111,253      665,196    2,991,166    1,577,148    67,591
   Contract maintenance charges                                       (11)        (205)    (113,024)     (37,417)     (270)
                                                                 --------   ----------  -----------  -----------  --------
Increase (decrease) in net assets from contract transactions      289,980      825,637   14,384,055   11,644,260   290,005
                                                                 --------   ----------  -----------  -----------  --------
Increase (decrease) in net assets                                 328,979      872,520   15,108,192   11,580,535   293,851
Net assets at beginning of period                                 191,834       94,720    5,105,813           --   126,402
                                                                 --------   ----------  -----------  -----------  --------
Net assets at end of period                                      $520,813   $  967,240  $20,214,005  $11,580,535  $420,253
                                                                 ========   ==========  ===========  ===========  ========
Beginning units                                                    11,930        6,245      434,059           --     8,464
Units issued                                                       18,524       52,821    1,258,684    1,121,525    20,379
Units redeemed                                                       (307)      (1,018)     (66,913)      (8,089)   (1,031)
                                                                 --------   ----------  -----------  -----------  --------
Ending units                                                       30,147       58,048    1,625,830    1,113,436    27,812
                                                                 ========   ==========  ===========  ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                    SAST SA     SAST SA      SAST SA       SAST SA
                                                    Columbia   DFA Ultra   Dogs of Wall   Federated        SAST SA
                                                   Technology  Short Bond     Street      Corporate     Fixed Income
                                                   Portfolio   Portfolio    Portfolio   Bond Portfolio Index Portfolio
                                                    Class 3     Class 3      Class 3       Class 3         Class 3
                                                   ---------- -----------  ------------ -------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                        $     --  $       117   $   36,619    $  117,887       $    --
   Mortality and expense risk and administrative
     charges                                          (1,467)      (4,318)     (21,942)      (35,259)          (47)
                                                    --------  -----------   ----------    ----------       -------
   Net investment income (loss)                       (1,467)      (4,201)      14,677        82,628           (47)
   Net realized gain (loss)                            4,334           14       16,246         1,464            --
   Capital gain distribution from mutual funds        17,366           --      139,912        12,653            --
   Change in unrealized appreciation
     (depreciation) of investments                     5,883        1,164       89,653        19,531            92
                                                    --------  -----------   ----------    ----------       -------
Increase (decrease) in net assets from operations     26,116       (3,023)     260,488       116,276            45
                                                    --------  -----------   ----------    ----------       -------
From contract transactions:
   Payments received from contract owners             42,385      182,369      296,315       434,697        42,176
   Payments for contract benefits or terminations    (11,785)      (9,449)    (141,448)      (98,260)           --
   Transfers between sub-accounts (including
     fixed account), net                              66,970      130,104      205,044       564,661           409
   Contract maintenance charges                          (51)      (3,227)      (2,703)      (15,389)           --
                                                    --------  -----------   ----------    ----------       -------
Increase (decrease) in net assets from contract
  transactions                                        97,519      299,797      357,208       885,709        42,585
                                                    --------  -----------   ----------    ----------       -------
Increase (decrease) in net assets                    123,635      296,774      617,696     1,001,985        42,630
Net assets at beginning of period                     66,469      209,131    1,320,918     2,115,527            --
                                                    --------  -----------   ----------    ----------       -------
Net assets at end of period                         $190,104  $   505,905   $1,938,614    $3,117,512       $42,630
                                                    ========  ===========   ==========    ==========       =======
Beginning units                                        3,283       22,197       59,711       126,890            --
Units issued                                           4,664       36,136       22,961        56,745         4,255
Units redeemed                                          (916)      (1,410)      (7,786)       (6,686)           --
                                                    --------  -----------   ----------    ----------       -------
Ending units                                           7,031       56,923       74,886       176,949         4,255
                                                    ========  ===========   ==========    ==========       =======
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                        $     --  $        --   $   14,788    $   47,983       $    --
   Mortality and expense risk and administrative
     charges                                            (713)      (4,195)      (7,402)      (13,274)           --
                                                    --------  -----------   ----------    ----------       -------
   Net investment income (loss)                         (713)      (4,195)       7,386        34,709            --
   Net realized gain (loss)                              977         (525)        (389)         (359)           --
   Capital gain distribution from mutual funds            --           --       37,900            --            --
   Change in unrealized appreciation
     (depreciation) of investments                    10,829         (457)      21,212       (14,023)           --
                                                    --------  -----------   ----------    ----------       -------
Increase (decrease) in net assets from operations     11,093       (5,177)      66,109        20,327            --
                                                    --------  -----------   ----------    ----------       -------
From contract transactions:
   Payments received from contract owners              1,487    1,918,128    1,000,839     1,200,814            --
   Payments for contract benefits or terminations       (181)      (1,171)      (5,269)      (28,139)           --
   Transfers between sub-accounts (including
     fixed account), net                              26,441   (1,752,732)      86,312       585,691            --
   Contract maintenance charges                          (16)      (1,139)        (319)       (2,182)           --
                                                    --------  -----------   ----------    ----------       -------
Increase (decrease) in net assets from contract
  transactions                                        27,731      163,086    1,081,563     1,756,184            --
                                                    --------  -----------   ----------    ----------       -------
Increase (decrease) in net assets                     38,824      157,909    1,147,672     1,776,511            --
Net assets at beginning of period                     27,645       51,222      173,246       339,016            --
                                                    --------  -----------   ----------    ----------       -------
Net assets at end of period                         $ 66,469  $   209,131   $1,320,918    $2,115,527       $    --
                                                    ========  ===========   ==========    ==========       =======
Beginning units                                        1,568        5,360        9,124        21,890            --
Units issued                                           2,155      229,122       51,946       107,812            --
Units redeemed                                          (440)    (212,285)      (1,359)       (2,812)           --
                                                    --------  -----------   ----------    ----------       -------
Ending units                                           3,283       22,197       59,711       126,890            --
                                                    ========  ===========   ==========    ==========       =======

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                    SAST SA                       SAST SA
                                                      SAST SA    Franklin Small    SAST SA        Goldman        SAST SA
                                                     Franklin       Company        Goldman      Sachs Multi-      Index
                                                   Foreign Value     Value       Sachs Global  Asset Insights Allocation 60-
                                                     Portfolio     Portfolio    Bond Portfolio   Portfolio     40 Portfolio
                                                      Class 3       Class 3        Class 3        Class 3        Class 3
                                                   ------------- -------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                         $ 12,719       $  1,145      $   37,176      $    --        $  1,959
   Mortality and expense risk and administrative
     charges                                           (6,858)        (3,887)        (15,853)          (3)         (1,093)
                                                     --------       --------      ----------      -------        --------
   Net investment income (loss)                         5,861         (2,742)         21,323           (3)            866
   Net realized gain (loss)                               583            250             730           --              50
   Capital gain distribution from mutual funds             --         35,900              --           --           1,999
   Change in unrealized appreciation
     (depreciation) of investments                     79,521        (10,192)         30,922           49           5,683
                                                     --------       --------      ----------      -------        --------
Increase (decrease) in net assets from operations      85,965         23,216          52,975           46           8,598
                                                     --------       --------      ----------      -------        --------
From contract transactions:
   Payments received from contract owners              22,192         36,194         310,519       15,031         393,279
   Payments for contract benefits or terminations     (18,142)        (9,124)        (47,391)          --          (2,684)
   Transfers between sub-accounts (including
     fixed account), net                               43,735         23,682         307,430          (29)         34,877
   Contract maintenance charges                        (2,375)        (1,095)         (9,157)          --            (136)
                                                     --------       --------      ----------      -------        --------
Increase (decrease) in net assets from contract
  transactions                                         45,410         49,657         561,401       15,002         425,336
                                                     --------       --------      ----------      -------        --------
Increase (decrease) in net assets                     131,375         72,873         614,376       15,048         433,934
Net assets at beginning of period                     408,274        257,984         938,530           --              --
                                                     --------       --------      ----------      -------        --------
Net assets at end of period                          $539,649       $330,857      $1,552,906      $15,048        $433,934
                                                     ========       ========      ==========      =======        ========
Beginning units                                        40,197         14,310          78,294           --              --
Units issued                                            7,708          3,447          49,882        1,464          39,734
Units redeemed                                         (3,570)          (801)         (4,936)          (3)           (268)
                                                     --------       --------      ----------      -------        --------
Ending units                                           44,335         16,956         123,240        1,461          39,466
                                                     ========       ========      ==========      =======        ========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                         $  4,934       $    795      $      451      $    --        $     --
   Mortality and expense risk and administrative
     charges                                           (3,160)        (2,076)         (6,214)          --              --
                                                     --------       --------      ----------      -------        --------
   Net investment income (loss)                         1,774         (1,281)         (5,763)          --              --
   Net realized gain (loss)                            (2,620)          (384)            911           --              --
   Capital gain distribution from mutual funds          5,684         19,493              --           --              --
   Change in unrealized appreciation
     (depreciation) of investments                      3,673         24,832         (47,986)          --              --
                                                     --------       --------      ----------      -------        --------
Increase (decrease) in net assets from operations       8,511         42,660         (52,838)          --              --
                                                     --------       --------      ----------      -------        --------
From contract transactions:
   Payments received from contract owners             228,937        129,597         549,755           --              --
   Payments for contract benefits or terminations      (4,521)        (4,238)         (7,213)          --              --
   Transfers between sub-accounts (including
     fixed account), net                               67,476         11,388         303,905           --              --
   Contract maintenance charges                          (277)          (134)         (1,767)          --              --
                                                     --------       --------      ----------      -------        --------
Increase (decrease) in net assets from contract
  transactions                                        291,615        136,613         844,680           --              --
                                                     --------       --------      ----------      -------        --------
Increase (decrease) in net assets                     300,126        179,273         791,842           --              --
Net assets at beginning of period                     108,148         78,711         146,688           --              --
                                                     --------       --------      ----------      -------        --------
Net assets at end of period                          $408,274       $257,984      $  938,530      $    --        $     --
                                                     ========       ========      ==========      =======        ========
Beginning units                                        10,671          5,641          12,116           --              --
Units issued                                           31,299          9,664          68,181           --              --
Units redeemed                                         (1,773)          (995)         (2,003)          --              --
                                                     --------       --------      ----------      -------        --------
Ending units                                           40,197         14,310          78,294           --              --
                                                     ========       ========      ==========      =======        ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                    SAST SA     SAST SA
                                                      SAST SA        SAST SA                        Invesco      Janus
                                                       Index          Index          SAST SA        Growth      Focused
                                                   Allocation 80- Allocation 90-  International  Opportunities  Growth
                                                    20 Portfolio   10 Portfolio  Index Portfolio   Portfolio   Portfolio
                                                      Class 3        Class 3         Class 3        Class 3     Class 3
                                                   -------------- -------------- --------------- ------------- ---------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                         $   15,637     $   65,870       $   --         $    --    $     --
   Mortality and expense risk and administrative
     charges                                             (5,144)       (28,123)          (2)           (560)     (4,431)
                                                     ----------     ----------       ------         -------    --------
   Net investment income (loss)                          10,493         37,747           (2)           (560)     (4,431)
   Net realized gain (loss)                                 560         53,769           --             (66)       (993)
   Capital gain distribution from mutual funds            8,320         30,340           --           1,707      25,844
   Change in unrealized appreciation
     (depreciation) of investments                       38,190        238,071           49           7,532      54,065
                                                     ----------     ----------       ------         -------    --------
Increase (decrease) in net assets from operations        57,563        359,927           47           8,613      74,485
                                                     ----------     ----------       ------         -------    --------
From contract transactions:
   Payments received from contract owners             1,555,667      5,890,633        9,122          13,200      17,289
   Payments for contract benefits or terminations        (1,102)       (25,796)          --              --      (6,281)
   Transfers between sub-accounts (including
     fixed account), net                                 (2,119)       262,089          (65)         14,920       7,198
   Contract maintenance charges                          (3,672)       (20,773)          --              (5)       (927)
                                                     ----------     ----------       ------         -------    --------
Increase (decrease) in net assets from contract
  transactions                                        1,548,774      6,106,153        9,057          28,115      17,279
                                                     ----------     ----------       ------         -------    --------
Increase (decrease) in net assets                     1,606,337      6,466,080        9,104          36,728      91,764
Net assets at beginning of period                            --             --           --          28,621     256,997
                                                     ----------     ----------       ------         -------    --------
Net assets at end of period                          $1,606,337     $6,466,080       $9,104         $65,349    $348,761
                                                     ==========     ==========       ======         =======    ========
Beginning units                                              --             --           --           1,591      16,283
Units issued                                            142,829        626,072          886           1,413       2,229
Units redeemed                                             (650)       (62,179)          (6)            (64)     (1,255)
                                                     ----------     ----------       ------         -------    --------
Ending units                                            142,179        563,893          880           2,940      17,257
                                                     ==========     ==========       ======         =======    ========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Mortality and expense risk and administrative
     charges                                         $       --     $       --       $   --         $  (304)   $ (2,520)
                                                     ----------     ----------       ------         -------    --------
   Net investment income (loss)                              --             --           --            (304)     (2,520)
   Net realized gain (loss)                                  --             --           --             (69)     (1,864)
   Capital gain distribution from mutual funds               --             --           --           2,301      20,471
   Change in unrealized appreciation
     (depreciation) of investments                           --             --           --          (1,079)    (17,472)
                                                     ----------     ----------       ------         -------    --------
Increase (decrease) in net assets from operations            --             --           --             849      (1,385)
                                                     ----------     ----------       ------         -------    --------
From contract transactions:
   Payments received from contract owners                    --             --           --              --     117,673
   Payments for contract benefits or terminations            --             --           --              --      (2,489)
   Transfers between sub-accounts (including
     fixed account), net                                     --             --           --           7,049      34,943
   Contract maintenance charges                              --             --           --              --        (111)
                                                     ----------     ----------       ------         -------    --------
Increase (decrease) in net assets from contract
  transactions                                               --             --           --           7,049     150,016
                                                     ----------     ----------       ------         -------    --------
Increase (decrease) in net assets                            --             --           --           7,898     148,631
Net assets at beginning of period                            --             --           --          20,723     108,366
                                                     ----------     ----------       ------         -------    --------
Net assets at end of period                          $       --     $       --       $   --         $28,621    $256,997
                                                     ==========     ==========       ======         =======    ========
Beginning units                                              --             --           --           1,178       6,677
Units issued                                                 --             --           --             413      10,131
Units redeemed                                               --             --           --              --        (525)
                                                     ----------     ----------       ------         -------    --------
Ending units                                                 --             --           --           1,591      16,283
                                                     ==========     ==========       ======         =======    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                  SAST SA                 SAST SA
                                                                       SAST SA   JPMorgan     SAST SA    JPMorgan     SAST SA
                                                                      JPMorgan   Emerging    JPMorgan     Global      JPMorgan
                                                                      Balanced    Markets  Equity-Income Equities     MFS Core
                                                                      Portfolio  Portfolio   Portfolio   Portfolio Bond Portfolio
                                                                       Class 3    Class 3     Class 3     Class 3     Class 3
                                                                     ----------  --------- ------------- --------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                         $   12,653  $  4,400   $   24,506    $   74     $   65,450
   Mortality and expense risk and administrative charges                 (9,879)   (3,398)     (16,995)      (43)       (36,616)
                                                                     ----------  --------   ----------    ------     ----------
   Net investment income (loss)                                           2,774     1,002        7,511        31         28,834
   Net realized gain (loss)                                               2,356     6,526        9,594         6           (851)
   Capital gain distribution from mutual funds                           43,921        --       64,392        --             --
   Change in unrealized appreciation (depreciation) of investments       46,076    71,416      106,519       617         26,744
                                                                     ----------  --------   ----------    ------     ----------
Increase (decrease) in net assets from operations                        95,127    78,944      188,016       654         54,727
                                                                     ----------  --------   ----------    ------     ----------
From contract transactions:
   Payments received from contract owners                               232,810    22,251       51,908     1,279        849,378
   Payments for contract benefits or terminations                       (26,744)   (7,408)     (43,467)       --        (88,512)
   Transfers between sub-accounts (including fixed account), net        200,520    (5,406)      77,899     1,250        536,163
   Contract maintenance charges                                          (5,387)   (1,060)      (5,263)       (5)       (15,070)
                                                                     ----------  --------   ----------    ------     ----------
Increase (decrease) in net assets from contract transactions            401,199     8,377       81,077     2,524      1,281,959
                                                                     ----------  --------   ----------    ------     ----------
Increase (decrease) in net assets                                       496,326    87,321      269,093     3,178      1,336,686
Net assets at beginning of period                                       595,830   189,777    1,066,113     1,800      2,067,602
                                                                     ----------  --------   ----------    ------     ----------
Net assets at end of period                                          $1,092,156  $277,098   $1,335,206    $4,978     $3,404,288
                                                                     ==========  ========   ==========    ======     ==========
Beginning units                                                          36,719    19,458       62,380       141        150,574
Units issued                                                             25,141     3,751        9,081       178         97,383
Units redeemed                                                           (2,373)   (2,912)      (4,350)       --         (7,841)
                                                                     ----------  --------   ----------    ------     ----------
Ending units                                                             59,487    20,297       67,111       319        240,116
                                                                     ==========  ========   ==========    ======     ==========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                         $    6,665  $  2,312   $   13,129    $   11     $   26,400
   Mortality and expense risk and administrative charges                 (4,025)   (1,545)      (8,360)       (7)       (17,068)
                                                                     ----------  --------   ----------    ------     ----------
   Net investment income (loss)                                           2,640       767        4,769         4          9,332
   Net realized gain (loss)                                                 (49)       35       (1,490)       --            (14)
   Capital gain distribution from mutual funds                           20,472        --       25,986        --             --
   Change in unrealized appreciation (depreciation) of investments       (3,881)    7,197       62,008        56        (40,912)
                                                                     ----------  --------   ----------    ------     ----------
Increase (decrease) in net assets from operations                        19,182     7,999       91,273        60        (31,594)
                                                                     ----------  --------   ----------    ------     ----------
From contract transactions:
   Payments received from contract owners                               441,570   107,265      580,443        --      1,114,386
   Payments for contract benefits or terminations                       (10,627)   (2,549)     (11,932)       --        (25,740)
   Transfers between sub-accounts (including fixed account), net         34,669    21,977      129,330     1,740        429,243
   Contract maintenance charges                                            (859)     (111)        (642)       --         (2,835)
                                                                     ----------  --------   ----------    ------     ----------
Increase (decrease) in net assets from contract transactions            464,753   126,582      697,199     1,740      1,515,054
                                                                     ----------  --------   ----------    ------     ----------
Increase (decrease) in net assets                                       483,935   134,581      788,472     1,800      1,483,460
Net assets at beginning of period                                       111,895    55,196      277,641        --        584,142
                                                                     ----------  --------   ----------    ------     ----------
Net assets at end of period                                          $  595,830  $189,777   $1,066,113    $1,800     $2,067,602
                                                                     ==========  ========   ==========    ======     ==========
Beginning units                                                           7,276     6,195       18,540        --         43,211
Units issued                                                             30,334    14,315       47,204       141        110,992
Units redeemed                                                             (891)   (1,052)      (3,364)       --         (3,629)
                                                                     ----------  --------   ----------    ------     ----------
Ending units                                                             36,719    19,458       62,380       141        150,574
                                                                     ==========  ========   ==========    ======     ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                    SAST SA                   SAST SA      SAST SA
                                                   JPMorgan                  Legg Mason  Legg Mason     SAST SA
                                                    Mid-Cap      SAST SA      BW Large    Tactical     MFS Blue
                                                    Growth      Large Cap    Cap Value  Opportunities Chip Growth
                                                   Portfolio Index Portfolio Portfolio    Portfolio    Portfolio
                                                    Class 3      Class 3      Class 3      Class 3      Class 3
                                                   --------- --------------- ---------- ------------- -----------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $     --      $   --       $ 11,807     $    41     $  2,950
   Mortality and expense risk and administrative
     charges                                         (1,454)         (1)       (10,382)        (19)      (8,362)
                                                   --------      ------       --------     -------     --------
   Net investment income (loss)                      (1,454)         (1)         1,425          22       (5,412)
   Net realized gain (loss)                            (599)         --         (9,961)         --       10,107
   Capital gain distribution from mutual funds        5,804          --         26,645          --       13,298
   Change in unrealized appreciation
     (depreciation) of investments                   19,083         (12)       110,084         300      116,581
                                                   --------      ------       --------     -------     --------
Increase (decrease) in net assets from operations    22,834         (13)       128,193         322      134,574
                                                   --------      ------       --------     -------     --------
From contract transactions:
   Payments received from contract owners            72,022       3,649         79,986      27,981       62,792
   Payments for contract benefits or terminations    (1,194)         --        (24,337)         --      (36,057)
   Transfers between sub-accounts (including
     fixed account), net                               (931)          6         37,665          28       16,139
   Contract maintenance charges                         (21)         --         (3,086)         --       (2,491)
                                                   --------      ------       --------     -------     --------
Increase (decrease) in net assets from contract
  transactions                                       69,876       3,655         90,228      28,009       40,383
                                                   --------      ------       --------     -------     --------
Increase (decrease) in net assets                    92,710       3,642        218,421      28,331      174,957
Net assets at beginning of period                    67,576          --        636,897          --      518,139
                                                   --------      ------       --------     -------     --------
Net assets at end of period                        $160,286      $3,642       $855,318     $28,331     $693,096
                                                   ========      ======       ========     =======     ========
Beginning units                                       3,481          --         39,617          --       30,624
Units issued                                          3,281         347          8,255       2,755        5,984
Units redeemed                                         (284)         --         (2,961)         --       (3,871)
                                                   --------      ------       --------     -------     --------
Ending units                                          6,478         347         44,911       2,755       32,737
                                                   ========      ======       ========     =======     ========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $     --      $   --       $  2,871     $    --     $  1,395
   Mortality and expense risk and administrative
     charges                                           (915)         --         (5,184)         --       (3,947)
                                                   --------      ------       --------     -------     --------
   Net investment income (loss)                        (915)         --         (2,313)         --       (2,552)
   Net realized gain (loss)                            (677)         --        (13,116)         --         (790)
   Capital gain distribution from mutual funds        8,353          --        117,156          --       11,804
   Change in unrealized appreciation
     (depreciation) of investments                   (7,005)         --        (39,993)         --       10,837
                                                   --------      ------       --------     -------     --------
Increase (decrease) in net assets from operations      (244)         --         61,734          --       19,299
                                                   --------      ------       --------     -------     --------
From contract transactions:
   Payments received from contract owners             3,210          --        327,194          --      321,763
   Payments for contract benefits or terminations      (739)         --         (6,417)         --       (4,976)
   Transfers between sub-accounts (including
     fixed account), net                             11,343          --         84,999          --       73,657
   Contract maintenance charges                          (9)         --           (389)         --         (282)
                                                   --------      ------       --------     -------     --------
Increase (decrease) in net assets from contract
  transactions                                       13,805          --        405,387          --      390,162
                                                   --------      ------       --------     -------     --------
Increase (decrease) in net assets                    13,561          --        467,121          --      409,461
Net assets at beginning of period                    54,015          --        169,776          --      108,678
                                                   --------      ------       --------     -------     --------
Net assets at end of period                        $ 67,576      $   --       $636,897     $    --     $518,139
                                                   ========      ======       ========     =======     ========
Beginning units                                       2,747          --         11,953          --        6,778
Units issued                                            839          --         29,876          --       24,915
Units redeemed                                         (105)         --         (2,212)         --       (1,069)
                                                   --------      ------       --------     -------     --------
Ending units                                          3,481          --         39,617          --       30,624
                                                   ========      ======       ========     =======     ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                              SAST SA
                                                       SAST SA                                                Morgan
                                                         MFS                           SAST SA    SAST SA     Stanley
                                                    Massachusetts       SAST SA       MFS Total   Mid Cap  International
                                                      Investors       MFS Telecom    Return Bond   Index     Equities
                                                   Trust Portfolio Utility Portfolio  Portfolio  Portfolio   Portfolio
                                                       Class 3          Class 3        Class 3    Class 3     Class 3
                                                   --------------- ----------------- ----------- --------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                         $    9,538         $   927       $ 15,710    $    --    $  6,101
   Mortality and expense risk and administrative
     charges                                            (16,277)           (526)        (7,399)        (6)     (8,494)
                                                     ----------         -------       --------    -------    --------
   Net investment income (loss)                          (6,739)            401          8,311         (6)     (2,393)
   Net realized gain (loss)                               3,043           1,016            (59)        --       4,180
   Capital gain distribution from mutual funds           30,593             376         37,640         --          --
   Change in unrealized appreciation
     (depreciation) of investments                      193,531           3,154         11,495        (39)    120,926
                                                     ----------         -------       --------    -------    --------
Increase (decrease) in net assets from operations       220,428           4,947         57,387        (45)    122,713
                                                     ----------         -------       --------    -------    --------
From contract transactions:
   Payments received from contract owners                24,243           2,765        126,863     22,805      88,529
   Payments for contract benefits or terminations       (40,089)         (9,827)       (83,594)        --     (28,995)
   Transfers between sub-accounts (including
     fixed account), net                                100,506            (908)       128,221         --      26,055
   Contract maintenance charges                          (4,895)            (20)        (5,055)        --      (2,757)
                                                     ----------         -------       --------    -------    --------
Increase (decrease) in net assets from contract
  transactions                                           79,765          (7,990)       166,435     22,805      82,832
                                                     ----------         -------       --------    -------    --------
Increase (decrease) in net assets                       300,193          (3,043)       223,822     22,760     205,545
Net assets at beginning of period                       981,427          39,868        480,060         --     508,712
                                                     ----------         -------       --------    -------    --------
Net assets at end of period                          $1,281,620         $36,825       $703,882    $22,760    $714,257
                                                     ==========         =======       ========    =======    ========
Beginning units                                          54,991           2,333         29,294         --      51,515
Units issued                                              8,578             158         17,851      2,178      13,173
Units redeemed                                           (4,425)           (598)        (5,676)        --      (5,839)
                                                     ----------         -------       --------    -------    --------
Ending units                                             59,144           1,893         41,469      2,178      58,849
                                                     ==========         =======       ========    =======    ========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                         $    4,615         $   905       $  7,286    $    --    $  3,302
   Mortality and expense risk and administrative
     charges                                             (8,274)           (327)        (3,005)        --      (3,343)
                                                     ----------         -------       --------    -------    --------
   Net investment income (loss)                          (3,659)            578          4,281         --         (41)
   Net realized gain (loss)                              (4,816)             31            994         --      (2,163)
   Capital gain distribution from mutual funds           63,540             700         20,788         --          --
   Change in unrealized appreciation
     (depreciation) of investments                       (3,919)         (1,047)       (16,512)        --      (2,948)
                                                     ----------         -------       --------    -------    --------
Increase (decrease) in net assets from operations        51,146             262          9,551         --      (5,152)
                                                     ----------         -------       --------    -------    --------
From contract transactions:
   Payments received from contract owners               490,978           4,888        426,260         --     336,993
   Payments for contract benefits or terminations       (10,806)           (151)       (36,618)        --      (5,127)
   Transfers between sub-accounts (including
     fixed account), net                                162,805          33,289         25,494         --      81,586
   Contract maintenance charges                            (576)             --           (807)        --        (299)
                                                     ----------         -------       --------    -------    --------
Increase (decrease) in net assets from contract
  transactions                                          642,401          38,026        414,329         --     413,153
                                                     ----------         -------       --------    -------    --------
Increase (decrease) in net assets                       693,547          38,288        423,880         --     408,001
Net assets at beginning of period                       287,880           1,580         56,180         --     100,711
                                                     ----------         -------       --------    -------    --------
Net assets at end of period                          $  981,427         $39,868       $480,060    $    --    $508,712
                                                     ==========         =======       ========    =======    ========
Beginning units                                          17,316             103          3,990         --       9,898
Units issued                                             39,824           2,320         29,968         --      43,621
Units redeemed                                           (2,149)            (90)        (4,664)        --      (2,004)
                                                     ----------         -------       --------    -------    --------
Ending units                                             54,991           2,333         29,294         --      51,515
                                                     ==========         =======       ========    =======    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                          SAST SA
                                                     SAST SA     SAST SA     SAST SA      Putnam
                                                   Oppenheimer  PIMCO VCP   PineBridge International   SAST SA
                                                   Main Street  Tactical    High-Yield  Growth and   Pyramis Real
                                                    Large Cap   Balanced       Bond       Income        Estate
                                                    Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                                     Class 3     Class 3     Class 3      Class 3      Class 3
                                                   ----------- -----------  ---------- ------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $    8,344  $    34,410   $ 35,379    $  1,486      $ 1,991
   Mortality and expense risk and administrative
     charges                                          (13,618)    (235,925)    (5,821)     (1,397)        (946)
                                                   ----------  -----------   --------    --------      -------
   Net investment income (loss)                        (5,274)    (201,515)    29,558          89        1,045
   Net realized gain (loss)                             9,058       33,790        504       1,019          (14)
   Capital gain distribution from mutual funds         24,523      959,995         --          --       10,243
   Change in unrealized appreciation
     (depreciation) of investments                    109,316    1,670,613      2,438      18,497       (8,940)
                                                   ----------  -----------   --------    --------      -------
Increase (decrease) in net assets from operations     137,623    2,462,883     32,500      19,605        2,334
                                                   ----------  -----------   --------    --------      -------
From contract transactions:
   Payments received from contract owners              18,894    3,320,890    105,063      27,011       24,113
   Payments for contract benefits or terminations     (39,922)    (351,931)   (16,364)     (9,082)        (356)
   Transfers between sub-accounts (including
     fixed account), net                               64,304    1,594,933    179,368        (626)      14,604
   Contract maintenance charges                        (3,248)    (175,255)    (1,359)        (20)        (259)
                                                   ----------  -----------   --------    --------      -------
Increase (decrease) in net assets from contract
  transactions                                         40,028    4,388,637    266,708      17,283       38,102
                                                   ----------  -----------   --------    --------      -------
Increase (decrease) in net assets                     177,651    6,851,520    299,208      36,888       40,436
Net assets at beginning of period                     889,133   14,441,076    330,929      91,918       53,937
                                                   ----------  -----------   --------    --------      -------
Net assets at end of period                        $1,066,784  $21,292,596   $630,137    $128,806      $94,373
                                                   ==========  ===========   ========    ========      =======
Beginning units                                        51,588    1,270,952     22,591      10,671        4,272
Units issued                                            5,398      433,357     17,748       2,793        3,138
Units redeemed                                         (3,154)     (70,591)    (1,116)     (1,279)        (174)
                                                   ----------  -----------   --------    --------      -------
Ending units                                           53,832    1,633,718     39,223      12,185        7,236
                                                   ==========  ===========   ========    ========      =======
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $    3,830  $        --   $ 16,916    $    651      $   680
   Mortality and expense risk and administrative
     charges                                           (8,402)    (109,576)    (2,896)       (270)        (348)
                                                   ----------  -----------   --------    --------      -------
   Net investment income (loss)                        (4,572)    (109,576)    14,020         381          332
   Net realized gain (loss)                                24          899       (688)         (5)        (445)
   Capital gain distribution from mutual funds         22,580           --         --          --        1,652
   Change in unrealized appreciation
     (depreciation) of investments                     48,094      582,989     11,829         789         (173)
                                                   ----------  -----------   --------    --------      -------
Increase (decrease) in net assets from operations      66,126      474,312     25,161       1,165        1,366
                                                   ----------  -----------   --------    --------      -------
From contract transactions:
   Payments received from contract owners             306,511    8,462,738    164,706      90,450       32,882
   Payments for contract benefits or terminations     (22,490)    (171,867)   (13,075)       (272)        (336)
   Transfers between sub-accounts (including
     fixed account), net                               75,915    2,045,913     70,004         575        7,763
   Contract maintenance charges                          (386)     (88,569)      (179)         --          (32)
                                                   ----------  -----------   --------    --------      -------
Increase (decrease) in net assets from contract
  transactions                                        359,550   10,248,215    221,456      90,753       40,277
                                                   ----------  -----------   --------    --------      -------
Increase (decrease) in net assets                     425,676   10,722,527    246,617      91,918       41,643
Net assets at beginning of period                     463,457    3,718,549     84,312          --       12,294
                                                   ----------  -----------   --------    --------      -------
Net assets at end of period                        $  889,133  $14,441,076   $330,929    $ 91,918      $53,937
                                                   ==========  ===========   ========    ========      =======
Beginning units                                        29,518      344,855      6,644          --        1,039
Units issued                                           24,708      964,984     17,089      10,710        3,685
Units redeemed                                         (2,638)     (38,887)    (1,142)        (39)        (452)
                                                   ----------  -----------   --------    --------      -------
Ending units                                           51,588    1,270,952     22,591      10,671        4,272
                                                   ==========  ===========   ========    ========      =======

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                SAST SA T.
                                                     SAST SA                    Rowe Price  SAST SA T.
                                                    Schroder's                    Asset     Rowe Price    SAST SA
                                                    VCP Global      SAST SA     Allocation     VCP      VCP Dynamic
                                                    Allocation     Small Cap      Growth     Balanced   Allocation
                                                    Portfolio   Index Portfolio Portfolio   Portfolio    Portfolio
                                                     Class 3        Class 3      Class 3     Class 3      Class 3
                                                   -----------  --------------- ---------- -----------  -----------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $        --      $   --       $    67   $     5,258  $   606,936
   Mortality and expense risk and administrative
     charges                                          (127,783)         (2)           (8)     (198,091)    (671,434)
                                                   -----------      ------       -------   -----------  -----------
   Net investment income (loss)                       (127,783)         (2)           59      (192,833)     (64,498)
   Net realized gain (loss)                             35,210          --            --        59,932      150,556
   Capital gain distribution from mutual funds         127,555          --             6        59,082    1,152,328
   Change in unrealized appreciation
     (depreciation) of investments                   1,058,138         (31)          (16)    2,411,228    7,440,468
                                                   -----------      ------       -------   -----------  -----------
Increase (decrease) in net assets from operations    1,093,120         (33)           49     2,337,409    8,678,854
                                                   -----------      ------       -------   -----------  -----------
From contract transactions:
   Payments received from contract owners            4,945,612       7,297        25,488     6,753,393   10,266,168
   Payments for contract benefits or terminations     (170,410)         --            --      (268,512)  (1,332,890)
   Transfers between sub-accounts (including
     fixed account), net                             1,536,326          19            31     2,198,136      487,727
   Contract maintenance charges                       (100,536)         --            --      (157,277)    (465,812)
                                                   -----------      ------       -------   -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                       6,210,992       7,316        25,519     8,525,740    8,955,193
                                                   -----------      ------       -------   -----------  -----------
Increase (decrease) in net assets                    7,304,112       7,283        25,568    10,863,149   17,634,047
Net assets at beginning of period                    6,003,699          --            --     9,423,063   43,002,007
                                                   -----------      ------       -------   -----------  -----------
Net assets at end of period                        $13,307,811      $7,283       $25,568   $20,286,212  $60,636,054
                                                   ===========      ======       =======   ===========  ===========
Beginning units                                        553,684          --            --       890,030    3,549,403
Units issued                                           590,256         717         2,485       827,620      988,178
Units redeemed                                         (44,797)         --            --       (85,446)    (312,733)
                                                   -----------      ------       -------   -----------  -----------
Ending units                                         1,099,143         717         2,485     1,632,204    4,224,848
                                                   ===========      ======       =======   ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $        --      $   --       $    --   $    31,618  $   562,869
   Mortality and expense risk and administrative
     charges                                           (24,986)         --            --       (44,251)    (433,399)
                                                   -----------      ------       -------   -----------  -----------
   Net investment income (loss)                        (24,986)         --            --       (12,633)     129,470
   Net realized gain (loss)                                739          --            --           396      (63,337)
   Capital gain distribution from mutual funds          77,170          --            --            --           --
   Change in unrealized appreciation
     (depreciation) of investments                      32,590          --            --        89,882    1,237,347
                                                   -----------      ------       -------   -----------  -----------
Increase (decrease) in net assets from operations       85,513          --            --        77,645    1,303,480
                                                   -----------      ------       -------   -----------  -----------
From contract transactions:
   Payments received from contract owners            4,729,157          --            --     8,080,205   18,076,997
   Payments for contract benefits or terminations      (17,087)         --            --       (27,360)    (442,850)
   Transfers between sub-accounts (including
     fixed account), net                             1,222,742          --            --     1,321,767    3,205,706
   Contract maintenance charges                        (16,626)         --            --       (29,194)    (369,169)
                                                   -----------      ------       -------   -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                       5,918,186          --            --     9,345,418   20,470,684
                                                   -----------      ------       -------   -----------  -----------
Increase (decrease) in net assets                    6,003,699          --            --     9,423,063   21,774,164
Net assets at beginning of period                           --          --            --            --   21,227,843
                                                   -----------      ------       -------   -----------  -----------
Net assets at end of period                        $ 6,003,699      $   --       $    --   $ 9,423,063  $43,002,007
                                                   ===========      ======       =======   ===========  ===========
Beginning units                                             --          --            --            --    1,807,599
Units issued                                           561,661          --            --       897,617    1,933,551
Units redeemed                                          (7,977)         --            --        (7,587)    (191,747)
                                                   -----------      ------       -------   -----------  -----------
Ending units                                           553,684          --            --       890,030    3,549,403
                                                   ===========      ======       =======   ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                            SAST SA
                                                     SAST SA     SAST SA    WellsCap
                                                   VCP Dynamic  VCP Index  Aggressive T. Rowe Price T. Rowe Price
                                                    Strategy    Allocation   Growth    Retirement    Retirement
                                                    Portfolio   Portfolio  Portfolio  2015 Advisor  2020 Advisor
                                                     Class 3     Class 3    Class 3       Class         Class
                                                   -----------  ---------- ---------- ------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $   495,092   $  1,062   $     --   $   126,005   $   329,101
   Mortality and expense risk and administrative
     charges                                          (564,751)      (436)    (1,241)      (68,481)     (177,845)
                                                   -----------   --------   --------   -----------   -----------
   Net investment income (loss)                        (69,659)       626     (1,241)       57,524       151,256
   Net realized gain (loss)                            112,581         34      2,668       321,590       189,810
   Capital gain distribution from mutual funds         942,358        449         --       398,177       612,493
   Change in unrealized appreciation
     (depreciation) of investments                   5,795,173      6,548     18,255         4,459     1,380,057
                                                   -----------   --------   --------   -----------   -----------
Increase (decrease) in net assets from operations    6,780,453      7,657     19,682       781,750     2,333,616
                                                   -----------   --------   --------   -----------   -----------
From contract transactions:
   Payments received from contract owners            9,065,796    236,216      7,000     5,409,440     6,094,823
   Payments for contract benefits or terminations     (889,142)      (449)   (12,821)   (1,489,138)   (1,801,326)
   Transfers between sub-accounts (including
     fixed account), net                               239,996     85,591      7,794    (2,554,847)    1,624,259
   Contract maintenance charges                       (388,305)      (140)        (5)         (771)       (4,460)
                                                   -----------   --------   --------   -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                       8,028,345    321,218      1,968     1,364,684     5,913,296
                                                   -----------   --------   --------   -----------   -----------
Increase (decrease) in net assets                   14,808,798    328,875     21,650     2,146,434     8,246,912
Net assets at beginning of period                   35,910,454         --     74,893     5,915,079    13,544,551
                                                   -----------   --------   --------   -----------   -----------
Net assets at end of period                        $50,719,252   $328,875   $ 96,543   $ 8,061,513   $21,791,463
                                                   ===========   ========   ========   ===========   ===========
Beginning units                                      2,976,061         --      5,710     5,704,323    13,032,049
Units issued                                           791,941     31,795        995     5,763,659     8,682,791
Units redeemed                                        (171,684)      (146)      (951)   (4,526,053)   (3,385,269)
                                                   -----------   --------   --------   -----------   -----------
Ending units                                         3,596,318     31,649      5,754     6,941,929    18,329,571
                                                   ===========   ========   ========   ===========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $   456,307   $     --   $     --   $    91,061   $   202,064
   Mortality and expense risk and administrative
     charges                                          (367,142)        --       (917)      (34,286)      (92,931)
                                                   -----------   --------   --------   -----------   -----------
   Net investment income (loss)                         89,165         --       (917)       56,775       109,133
   Net realized gain (loss)                            (51,531)        --      1,224       (14,242)     (113,836)
   Capital gain distribution from mutual funds              --         --         --        87,267       227,322
   Change in unrealized appreciation
     (depreciation) of investments                   1,261,097         --     10,264        79,976       326,666
                                                   -----------   --------   --------   -----------   -----------
Increase (decrease) in net assets from operations    1,298,731         --     10,571       209,776       549,285
                                                   -----------   --------   --------   -----------   -----------
From contract transactions:
   Payments received from contract owners           13,826,593         --     70,123     4,878,433     4,449,020
   Payments for contract benefits or terminations     (377,305)        --     (5,973)     (768,534)     (780,408)
   Transfers between sub-accounts (including
     fixed account), net                             2,682,405         --        172      (389,842)    2,644,487
   Contract maintenance charges                       (319,993)        --         --          (747)       (4,357)
                                                   -----------   --------   --------   -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                      15,811,700         --     64,322     3,719,310     6,308,742
                                                   -----------   --------   --------   -----------   -----------
Increase (decrease) in net assets                   17,110,431         --     74,893     3,929,086     6,858,027
Net assets at beginning of period                   18,800,023         --         --     1,985,993     6,686,524
                                                   -----------   --------   --------   -----------   -----------
Net assets at end of period                        $35,910,454   $     --   $ 74,893   $ 5,915,079   $13,544,551
                                                   ===========   ========   ========   ===========   ===========
Beginning units                                      1,617,157         --         --     2,030,235     6,826,146
Units issued                                         1,525,955         --      6,160     5,627,580     7,694,727
Units redeemed                                        (167,051)        --       (450)   (1,953,492)   (1,488,824)
                                                   -----------   --------   --------   -----------   -----------
Ending units                                         2,976,061         --      5,710     5,704,323    13,032,049
                                                   ===========   ========   ========   ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                         T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price
                                          Retirement    Retirement    Retirement    Retirement    Retirement
                                         2025 Advisor  2030 Advisor  2035 Advisor  2040 Advisor  2045 Advisor
                                             Class         Class         Class         Class         Class
                                         ------------- ------------- ------------- ------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                              $   260,988   $   270,715   $   204,708   $   175,868   $   109,995
   Mortality and expense risk and
     administrative charges                  (146,092)     (148,681)     (126,366)     (119,815)      (73,621)
                                          -----------   -----------   -----------   -----------   -----------
   Net investment income (loss)               114,896       122,034        78,342        56,053        36,374
   Net realized gain (loss)                   159,328        63,588        69,777        85,358        93,739
   Capital gain distribution from
     mutual funds                             375,822       484,005       391,615       436,637       243,146
   Change in unrealized appreciation
     (depreciation) of investments          1,503,347     1,767,118     1,639,923     1,595,939       982,291
                                          -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
  operations                                2,153,393     2,436,745     2,179,657     2,173,987     1,355,550
                                          -----------   -----------   -----------   -----------   -----------
From contract transactions:
   Payments received from contract
     owners                                 6,208,103     8,208,141     7,132,980     6,600,818     4,884,479
   Payments for contract benefits or
     terminations                          (1,760,609)     (959,197)     (745,958)     (837,626)     (435,016)
   Transfers between sub-accounts
     (including fixed account), net         2,782,906     2,154,921       961,401     1,674,495       767,540
   Contract maintenance charges                (2,832)       (4,191)       (2,742)       (2,798)       (2,856)
                                          -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
  contract transactions                     7,227,568     9,399,674     7,345,681     7,434,889     5,214,147
                                          -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets           9,380,961    11,836,419     9,525,338     9,608,876     6,569,697
Net assets at beginning of period          10,232,738    10,376,356     8,104,234     7,646,811     4,519,088
                                          -----------   -----------   -----------   -----------   -----------
Net assets at end of period               $19,613,699   $22,212,775   $17,629,572   $17,255,687   $11,088,785
                                          ===========   ===========   ===========   ===========   ===========
Beginning units                             9,816,678     9,928,524     7,748,441     7,310,704     4,316,183
Units issued                                8,173,891     9,564,449     7,572,065     7,373,821     5,291,242
Units redeemed                             (1,808,110)   (1,483,900)   (1,208,657)     (996,040)     (852,393)
                                          -----------   -----------   -----------   -----------   -----------
Ending units                               16,182,459    18,009,073    14,111,849    13,688,485     8,755,032
                                          ===========   ===========   ===========   ===========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                              $   139,028   $   136,487   $    94,776   $    81,519   $    46,894
   Mortality and expense risk and
     administrative charges                   (73,703)      (68,818)      (53,392)      (56,429)      (30,284)
                                          -----------   -----------   -----------   -----------   -----------
   Net investment income (loss)                65,325        67,669        41,384        25,090        16,610
   Net realized gain (loss)                   (65,732)      (94,147)      (19,322)     (106,632)      (62,289)
   Capital gain distribution from
     mutual funds                             195,903       264,169       222,724       244,557       137,924
   Change in unrealized appreciation
     (depreciation) of investments            297,025       227,443       160,219       291,816       144,256
                                          -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
  operations                                  492,521       465,134       405,005       454,831       236,501
                                          -----------   -----------   -----------   -----------   -----------
From contract transactions:
   Payments received from contract
     owners                                 4,041,947     3,848,058     3,400,508     4,027,781     2,414,513
   Payments for contract benefits or
     terminations                            (149,980)     (814,910)     (343,225)     (196,016)     (116,256)
   Transfers between sub-accounts
     (including fixed account), net           938,942     1,946,656     1,434,748      (171,716)       56,770
   Contract maintenance charges                (1,400)       (1,691)       (1,520)       (1,235)       (1,521)
                                          -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
  contract transactions                     4,829,509     4,978,113     4,490,511     3,658,814     2,353,506
                                          -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets           5,322,030     5,443,247     4,895,516     4,113,645     2,590,007
Net assets at beginning of period           4,910,708     4,933,109     3,208,718     3,533,166     1,929,081
                                          -----------   -----------   -----------   -----------   -----------
Net assets at end of period               $10,232,738   $10,376,356   $ 8,104,234   $ 7,646,811   $ 4,519,088
                                          ===========   ===========   ===========   ===========   ===========
Beginning units                             5,003,166     5,022,682     3,261,843     3,590,937     1,960,919
Units issued                                6,076,538     6,081,592     4,790,564     5,189,027     3,211,409
Units redeemed                             (1,263,026)   (1,175,750)     (303,966)   (1,469,260)     (856,145)
                                          -----------   -----------   -----------   -----------   -----------
Ending units                                9,816,678     9,928,524     7,748,441     7,310,704     4,316,183
                                          ===========   ===========   ===========   ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                   T. Rowe Price T. Rowe Price T. Rowe Price      VALIC           VALIC
                                                    Retirement    Retirement    Retirement      Company I     Company I Blue
                                                   2050 Advisor  2055 Advisor  2060 Advisor  Asset Allocation  Chip Growth
                                                       Class         Class         Class           Fund            Fund
                                                   ------------- ------------- ------------- ---------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                        $   89,939    $   41,486    $   21,403     $  3,738,323    $         --
   Mortality and expense risk and administrative
     charges                                           (55,741)      (24,935)      (12,829)      (1,591,630)     (6,099,530)
                                                    ----------    ----------    ----------     ------------    ------------
   Net investment income (loss)                         34,198        16,551         8,574        2,146,693      (6,099,530)
   Net realized gain (loss)                              6,466         2,764        33,152        1,132,705      50,430,956
   Capital gain distribution from mutual funds         190,459        80,532        31,281               --      57,185,902
   Change in unrealized appreciation
     (depreciation) of investments                     795,004       347,133       163,722       15,620,810      85,037,378
                                                    ----------    ----------    ----------     ------------    ------------
Increase (decrease) in net assets from operations    1,026,127       446,980       236,729       18,900,208     186,554,706
                                                    ----------    ----------    ----------     ------------    ------------
From contract transactions:
   Payments received from contract owners            4,409,467     2,001,679       723,058       10,395,413      41,800,229
   Payments for contract benefits or terminations     (296,421)      (76,742)     (198,428)     (13,786,646)    (61,717,698)
   Transfers between sub-accounts (including
     fixed account), net                               385,912       405,052       562,758       (5,836,230)    (45,456,235)
   Contract maintenance charges                         (2,278)       (1,760)       (1,568)        (113,701)       (599,487)
   Adjustments to net assets allocated to
     contracts in payout period                             --            --            --            6,825          (4,117)
                                                    ----------    ----------    ----------     ------------    ------------
Increase (decrease) in net assets from contract
  transactions                                       4,496,680     2,328,229     1,085,820       (9,334,339)    (65,977,308)
                                                    ----------    ----------    ----------     ------------    ------------
Increase (decrease) in net assets                    5,522,807     2,775,209     1,322,549        9,565,869     120,577,398
Net assets at beginning of period                    3,065,383     1,194,321       742,650      160,419,945     556,809,759
                                                    ----------    ----------    ----------     ------------    ------------
Net assets at end of period                         $8,588,190    $3,969,530    $2,065,199     $169,985,814    $677,387,157
                                                    ==========    ==========    ==========     ============    ============
Beginning units                                      2,927,475     1,140,956       708,969       20,870,982     296,981,404
Units issued                                         4,041,928     2,022,233     1,109,036          964,227       7,179,162
Units redeemed                                        (188,037)      (26,884)     (187,341)      (2,147,454)    (35,783,483)
                                                    ----------    ----------    ----------     ------------    ------------
Ending units                                         6,781,366     3,136,305     1,630,664       19,687,755     268,377,083
                                                    ==========    ==========    ==========     ============    ============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                        $   30,821    $   12,463    $    7,163     $  3,308,717    $         --
   Mortality and expense risk and administrative
     charges                                           (17,981)       (7,878)       (5,454)      (1,558,377)     (5,416,466)
                                                    ----------    ----------    ----------     ------------    ------------
   Net investment income (loss)                         12,840         4,585         1,709        1,750,340      (5,416,466)
   Net realized gain (loss)                            (21,263)      (16,519)        1,166        1,848,215      31,952,184
   Capital gain distribution from mutual funds          89,160        30,712        11,461       18,228,811      70,896,864
   Change in unrealized appreciation
     (depreciation) of investments                      57,708        41,082        27,281      (12,137,467)    (98,771,042)
                                                    ----------    ----------    ----------     ------------    ------------
Increase (decrease) in net assets from operations      138,445        59,860        41,617        9,689,899      (1,338,460)
                                                    ----------    ----------    ----------     ------------    ------------
From contract transactions:
   Payments received from contract owners            1,867,126       706,486       410,418        9,026,159      44,192,485
   Payments for contract benefits or terminations     (225,267)      (98,174)      (53,058)     (13,446,645)    (50,870,268)
   Transfers between sub-accounts (including
     fixed account), net                               226,067        (8,273)      (93,171)      (9,485,241)    (28,927,600)
   Contract maintenance charges                         (1,089)       (1,253)       (1,510)        (139,716)       (722,932)
   Adjustments to net assets allocated to
     contracts in payout period                             --            --            --            4,381            (944)
                                                    ----------    ----------    ----------     ------------    ------------
Increase (decrease) in net assets from contract
  transactions                                       1,866,837       598,786       262,679      (14,041,062)    (36,329,259)
                                                    ----------    ----------    ----------     ------------    ------------
Increase (decrease) in net assets                    2,005,282       658,646       304,296       (4,351,163)    (37,667,719)
Net assets at beginning of period                    1,060,101       535,675       438,354      164,771,108     594,477,478
                                                    ----------    ----------    ----------     ------------    ------------
Net assets at end of period                         $3,065,383    $1,194,321    $  742,650     $160,419,945    $556,809,759
                                                    ==========    ==========    ==========     ============    ============
Beginning units                                      1,077,585       544,450       445,270       22,848,552     315,722,066
Units issued                                         2,053,710       876,560       552,555          943,591      12,722,175
Units redeemed                                        (203,820)     (280,054)     (288,856)      (2,921,161)    (31,462,837)
                                                    ----------    ----------    ----------     ------------    ------------
Ending units                                         2,927,475     1,140,956       708,969       20,870,982     296,981,404
                                                    ==========    ==========    ==========     ============    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                         VALIC
                                                            VALIC      Company I                       VALIC           VALIC
                                                          Company I     Capital         VALIC        Company I       Company I
                                                          Broad Cap   Conservation  Company I Core Dividend Value     Dynamic
                                                          Value Fund      Fund       Equity Fund        Fund      Allocation Fund
                                                         -----------  ------------  -------------- -------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                             $   686,168  $  3,338,294   $  2,637,667   $ 13,193,536   $  4,574,567
   Mortality and expense risk and administrative
     charges                                                (472,648)   (1,383,177)    (2,362,870)    (6,998,350)    (2,587,970)
                                                         -----------  ------------   ------------   ------------   ------------
   Net investment income (loss)                              213,520     1,955,117        274,797      6,195,186      1,986,597
   Net realized gain (loss)                                2,602,346      (121,717)    15,413,763     29,328,115      2,491,917
   Capital gain distribution from mutual funds             1,425,538       162,605      8,008,752     56,997,804      1,771,666
   Change in unrealized appreciation (depreciation)
     of investments                                        3,302,975     1,645,388     21,177,581     18,373,179     36,990,914
                                                         -----------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets from operations          7,544,379     3,641,393     44,874,893    110,894,284     43,241,094
                                                         -----------  ------------   ------------   ------------   ------------
From contract transactions:
   Payments received from contract owners                  2,768,397     8,742,147      4,021,913     48,506,639      2,091,801
   Payments for contract benefits or terminations         (4,501,932)  (13,925,392)   (19,059,914)   (67,976,759)   (17,231,044)
   Transfers between sub-accounts (including fixed
     account), net                                           609,899    14,349,700     (6,350,848)   (17,193,667)   (10,645,586)
   Contract maintenance charges                              (61,470)      (98,468)       (96,510)      (712,143)    (2,028,217)
   Adjustments to net assets allocated to contracts in
     payout period                                                --        (5,436)        (8,557)      (107,112)            --
                                                         -----------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                            (1,185,106)    9,062,551    (21,493,916)   (37,483,042)   (27,813,046)
                                                         -----------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets                          6,359,273    12,703,944     23,380,977     73,411,242     15,428,048
Net assets at beginning of period                         46,787,694   144,459,223    236,958,128    675,597,795    241,268,323
                                                         -----------  ------------   ------------   ------------   ------------
Net assets at end of period                              $53,146,967  $157,163,167   $260,339,105   $749,009,037   $256,696,371
                                                         ===========  ============   ============   ============   ============
Beginning units                                           24,571,826    38,515,466     64,571,955    223,573,305    205,756,033
Units issued                                               3,244,886     9,641,123        411,635     37,581,930      1,073,562
Units redeemed                                            (3,899,077)   (6,396,340)    (5,835,861)   (49,205,010)   (22,809,948)
                                                         -----------  ------------   ------------   ------------   ------------
Ending units                                              23,917,635    41,760,249     59,147,729    211,950,225    184,019,647
                                                         ===========  ============   ============   ============   ============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                             $   643,372  $  3,157,000   $  2,547,519   $ 12,695,605   $  4,911,915
   Mortality and expense risk and administrative
     charges                                                (451,686)   (1,496,247)    (2,178,511)    (5,684,704)    (2,555,465)
                                                         -----------  ------------   ------------   ------------   ------------
   Net investment income (loss)                              191,686     1,660,753        369,008      7,010,901      2,356,450
   Net realized gain (loss)                                2,753,569     1,151,069     14,918,867     17,892,872        525,787
   Capital gain distribution from mutual funds             2,947,537       341,952             --     57,332,811      9,740,651
   Change in unrealized appreciation (depreciation)
     of investments                                         (303,940)     (388,156)     9,735,334      2,808,750     (3,526,008)
                                                         -----------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets from operations          5,588,852     2,765,618     25,023,209     85,045,334      9,096,880
                                                         -----------  ------------   ------------   ------------   ------------
From contract transactions:
   Payments received from contract owners                  2,353,787     9,139,520      4,026,531     34,483,269      4,703,611
   Payments for contract benefits or terminations         (3,985,319)  (17,989,063)   (19,222,007)   (53,729,321)   (14,806,071)
   Transfers between sub-accounts (including fixed
     account), net                                        (2,962,666)  (12,667,197)    (8,881,878)    87,223,497     (5,696,110)
   Contract maintenance charges                              (90,875)     (122,664)      (112,925)      (839,938)    (2,684,022)
   Adjustments to net assets allocated to contracts in
     payout period                                                --       (38,789)       (14,448)         7,704             --
                                                         -----------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                            (4,685,073)  (21,678,193)   (24,204,727)    67,145,211    (18,482,592)
                                                         -----------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets                            903,779   (18,912,575)       818,482    152,190,545     (9,385,712)
Net assets at beginning of period                         45,883,915   163,371,798    236,139,646    523,407,250    250,654,035
                                                         -----------  ------------   ------------   ------------   ------------
Net assets at end of period                              $46,787,694  $144,459,223   $236,958,128   $675,597,795   $241,268,323
                                                         ===========  ============   ============   ============   ============
Beginning units                                           27,164,348    43,743,787     71,810,755    199,846,204    221,754,558
Units issued                                               2,961,983     5,668,338        266,271     53,269,729      5,021,868
Units redeemed                                            (5,554,505)  (10,896,659)    (7,505,071)   (29,542,628)   (21,020,393)
                                                         -----------  ------------   ------------   ------------   ------------
Ending units                                              24,571,826    38,515,466     64,571,955    223,573,305    205,756,033
                                                         ===========  ============   ============   ============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                          VALIC          VALIC         VALIC         VALIC           VALIC
                                                        Company I      Company I     Company I     Company I       Company I
                                                         Emerging    Foreign Value  Global Real  Global Social  Global Strategy
                                                      Economies Fund     Fund       Estate Fund  Awareness Fund      Fund
                                                      -------------- ------------- ------------  -------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                           $  9,961,666  $ 14,892,238  $ 13,444,006   $  6,789,745   $  3,856,952
   Mortality and expense risk and administrative
     charges                                             (6,855,964)   (7,609,559)   (3,013,690)    (3,771,628)    (3,946,877)
                                                       ------------  ------------  ------------   ------------   ------------
   Net investment income (loss)                           3,105,702     7,282,679    10,430,316      3,018,117        (89,925)
   Net realized gain (loss)                               7,125,217    27,026,652     1,000,975     17,184,718     10,604,408
   Capital gain distribution from mutual funds                   --            --    16,569,879             --      7,840,619
   Change in unrealized appreciation
     (depreciation) of investments                      227,232,437    82,413,833     9,400,382     59,893,420     30,524,823
                                                       ------------  ------------  ------------   ------------   ------------
Increase (decrease) in net assets from operations       237,463,356   116,723,164    37,401,552     80,096,255     48,879,925
                                                       ------------  ------------  ------------   ------------   ------------
From contract transactions:
   Payments received from contract owners                47,888,144    38,051,280    23,156,603     16,596,234     15,022,723
   Payments for contract benefits or terminations       (62,762,322)  (73,022,256)  (29,174,020)   (34,641,291)   (38,520,624)
   Transfers between sub-accounts (including
     fixed account), net                                 (9,499,143)    1,925,860   (53,579,395)    (5,811,114)   (28,589,002)
   Contract maintenance charges                            (309,945)     (499,197)     (166,792)      (142,429)      (314,708)
   Adjustments to net assets allocated to contracts
     in payout period                                        (5,381)       (7,369)        2,040         (7,220)        (7,730)
                                                       ------------  ------------  ------------   ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                          (24,688,647)  (33,551,682)  (59,761,564)   (24,005,820)   (52,409,341)
                                                       ------------  ------------  ------------   ------------   ------------
Increase (decrease) in net assets                       212,774,709    83,171,482   (22,360,012)    56,090,435     (3,529,416)
Net assets at beginning of period                       614,843,884   752,759,884   327,651,930    382,685,355    406,455,323
                                                       ------------  ------------  ------------   ------------   ------------
Net assets at end of period                            $827,618,593  $835,931,366  $305,291,918   $438,775,790   $402,925,907
                                                       ============  ============  ============   ============   ============
Beginning units                                         733,157,892   581,021,306   244,712,308     64,573,236    214,909,453
Units issued                                             57,012,025    25,848,090    10,498,497      3,084,370      2,404,423
Units redeemed                                          (84,320,214)  (48,969,912)  (53,039,812)    (5,655,876)   (27,909,115)
                                                       ------------  ------------  ------------   ------------   ------------
Ending units                                            705,849,703   557,899,484   202,170,993     62,001,730    189,404,761
                                                       ============  ============  ============   ============   ============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                           $ 14,494,385  $ 16,425,097  $ 10,847,353   $  6,947,853   $ 25,857,183
   Mortality and expense risk and administrative
     charges                                             (5,186,374)   (7,023,857)   (3,444,614)    (3,321,856)    (3,938,365)
                                                       ------------  ------------  ------------   ------------   ------------
   Net investment income (loss)                           9,308,011     9,401,240     7,402,739      3,625,997     21,918,818
   Net realized gain (loss)                                 168,328    27,705,531       681,920     10,438,511      5,703,134
   Capital gain distribution from mutual funds                   --            --    15,479,413             --     30,472,900
   Change in unrealized appreciation
     (depreciation) of investments                       45,019,663    42,551,854   (18,571,038)     6,844,961    (41,888,658)
                                                       ------------  ------------  ------------   ------------   ------------
Increase (decrease) in net assets from operations        54,496,002    79,658,625     4,993,034     20,909,469     16,206,194
                                                       ------------  ------------  ------------   ------------   ------------
From contract transactions:
   Payments received from contract owners                37,250,874    38,186,760    24,196,597     16,055,687     18,474,712
   Payments for contract benefits or terminations       (47,838,510)  (68,150,640)  (33,122,496)   (30,246,945)   (35,161,851)
   Transfers between sub-accounts (including
     fixed account), net                                 69,446,740   (30,999,514)  (31,859,321)    24,242,319    (39,842,307)
   Contract maintenance charges                            (278,849)     (617,031)     (257,436)      (166,184)      (392,201)
   Adjustments to net assets allocated to contracts
     in payout period                                       (12,693)       (1,858)       (1,570)        (8,856)        (3,456)
                                                       ------------  ------------  ------------   ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                           58,567,562   (61,582,283)  (41,044,226)     9,876,021    (56,925,103)
                                                       ------------  ------------  ------------   ------------   ------------
Increase (decrease) in net assets                       113,063,564    18,076,342   (36,051,192)    30,785,490    (40,718,909)
Net assets at beginning of period                       501,780,320   734,683,542   363,703,122    351,899,865    447,174,232
                                                       ------------  ------------  ------------   ------------   ------------
Net assets at end of period                            $614,843,884  $752,759,884  $327,651,930   $382,685,355   $406,455,323
                                                       ============  ============  ============   ============   ============
Beginning units                                         660,910,371   629,024,693   275,159,684     63,101,430    246,487,329
Units issued                                            132,952,450    18,877,175    12,977,092      5,971,109      4,136,513
Units redeemed                                          (60,704,929)  (66,880,562)  (43,424,468)    (4,499,303)   (35,714,389)
                                                       ------------  ------------  ------------   ------------   ------------
Ending units                                            733,157,892   581,021,306   244,712,308     64,573,236    214,909,453
                                                       ============  ============  ============   ============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                       VALIC
                                                     Company I         VALIC          VALIC                           VALIC
                                                     Government      Company I      Company I        VALIC          Company I
                                                   Money Market I   Government      Growth &    Company I Growth Health Sciences
                                                        Fund      Securities Fund  Income Fund        Fund            Fund
                                                   -------------- --------------- ------------  ---------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $   1,151,959   $  2,563,845   $  1,286,862   $    7,421,887   $          --
   Mortality and expense risk and
     administrative charges                           (2,919,190)    (1,002,860)    (1,098,266)      (9,635,956)     (6,944,908)
                                                   -------------   ------------   ------------   --------------   -------------
   Net investment income (loss)                       (1,767,231)     1,560,985        188,596       (2,214,069)     (6,944,908)
   Net realized gain (loss)                                   --       (372,705)     6,125,044       38,296,412      53,354,127
   Capital gain distribution from mutual funds                --             --      3,355,703       63,135,646      79,759,661
   Change in unrealized appreciation
     (depreciation) of investments                            (1)       (35,071)    10,921,104      155,270,274      40,368,572
                                                   -------------   ------------   ------------   --------------   -------------
Increase (decrease) in net assets from operations     (1,767,232)     1,153,209     20,590,447      254,488,263     166,537,452
                                                   -------------   ------------   ------------   --------------   -------------
From contract transactions:
   Payments received from contract owners            110,974,514      3,845,197      5,507,763       36,530,279      36,648,982
   Payments for contract benefits or
     terminations                                    (27,098,420)   (12,050,714)    (9,379,478)     (81,940,773)    (66,972,198)
   Transfers between sub-accounts (including
     fixed account), net                            (107,512,549)     1,169,279        823,247       81,429,895     (53,972,664)
   Contract maintenance charges                         (146,741)       (76,285)      (129,242)        (462,175)       (312,893)
   Adjustments to net assets allocated to
     contracts in payout period                           (5,495)          (721)        (1,143)         (78,774)          9,625
                                                   -------------   ------------   ------------   --------------   -------------
Increase (decrease) in net assets from contract
  transactions                                       (23,788,691)    (7,113,244)    (3,178,853)      35,478,452     (84,599,148)
                                                   -------------   ------------   ------------   --------------   -------------
Increase (decrease) in net assets                    (25,555,923)    (5,960,035)    17,411,594      289,966,715      81,938,304
Net assets at beginning of period                    324,004,925    109,583,866    105,060,295      866,903,856     671,812,946
                                                   -------------   ------------   ------------   --------------   -------------
Net assets at end of period                        $ 298,449,002   $103,623,831   $122,471,889   $1,156,870,571   $ 753,751,250
                                                   =============   ============   ============   ==============   =============
Beginning units                                      163,996,811     31,411,762     27,491,527      483,872,585     165,775,531
Units issued                                          41,724,685      4,177,149      4,757,773       49,281,175       3,548,121
Units redeemed                                       (53,762,904)    (5,816,387)    (5,094,015)     (32,536,423)    (22,164,133)
                                                   -------------   ------------   ------------   --------------   -------------
Ending units                                         151,958,592     29,772,524     27,155,285      500,617,337     147,159,519
                                                   =============   ============   ============   ==============   =============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $      32,447   $  2,578,090   $  1,313,843   $    5,868,376   $          --
   Mortality and expense risk and
     administrative charges                           (3,038,051)    (1,046,282)      (995,924)      (8,454,678)     (7,386,083)
                                                   -------------   ------------   ------------   --------------   -------------
   Net investment income (loss)                       (3,005,604)     1,531,808        317,919       (2,586,302)     (7,386,083)
   Net realized gain (loss)                                   --        369,128      7,854,623       98,388,109     100,386,666
   Capital gain distribution from mutual funds                --             --      4,859,974      145,286,067     113,022,837
   Change in unrealized appreciation
     (depreciation) of investments                            --     (1,918,748)    (3,057,284)    (209,033,566)   (306,007,197)
                                                   -------------   ------------   ------------   --------------   -------------
Increase (decrease) in net assets from operations     (3,005,604)       (17,812)     9,975,232       32,054,308     (99,983,777)
                                                   -------------   ------------   ------------   --------------   -------------
From contract transactions:
   Payments received from contract owners            119,109,479      5,180,346      4,721,985       26,302,972      49,118,248
   Payments for contract benefits or
     terminations                                    (39,805,279)   (11,315,945)    (9,922,396)     (72,956,921)    (60,307,292)
   Transfers between sub-accounts (including
     fixed account), net                             (73,460,322)    13,386,839     (6,474,668)     (90,347,788)   (124,867,884)
   Contract maintenance charges                         (165,226)       (88,384)      (139,059)        (513,061)       (367,428)
   Adjustments to net assets allocated to
     contracts in payout period                             (549)        (1,990)        (1,647)          (3,286)          7,411
                                                   -------------   ------------   ------------   --------------   -------------
Increase (decrease) in net assets from contract
  transactions                                         5,678,103      7,160,866    (11,815,785)    (137,518,084)   (136,416,945)
                                                   -------------   ------------   ------------   --------------   -------------
Increase (decrease) in net assets                      2,672,499      7,143,054     (1,840,553)    (105,463,776)   (236,400,722)
Net assets at beginning of period                    321,332,426    102,440,812    106,900,848      972,367,632     908,213,668
                                                   -------------   ------------   ------------   --------------   -------------
Net assets at end of period                        $ 324,004,925   $109,583,866   $105,060,295   $  866,903,856   $ 671,812,946
                                                   =============   ============   ============   ==============   =============
Beginning units                                      161,057,840     28,530,544     30,787,070      563,317,952     198,619,038
Units issued                                          37,812,727      7,810,264      3,453,424       31,508,431       5,911,683
Units redeemed                                       (34,873,756)    (4,929,046)    (6,748,967)    (110,953,798)    (38,755,190)
                                                   -------------   ------------   ------------   --------------   -------------
Ending units                                         163,996,811     31,411,762     27,491,527      483,872,585     165,775,531
                                                   =============   ============   ============   ==============   =============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                       VALIC
                                                        VALIC      VALIC Company I   Company I       VALIC         VALIC
                                                      Company I     International  International   Company I     Company I
                                                      Inflation    Equities Index   Government   International Large Cap Core
                                                    Protected Fund      Fund         Bond Fund    Growth Fund       Fund
                                                    -------------- --------------- ------------- ------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                         $  1,061,620  $   25,452,028  $         --  $  5,625,002   $  1,438,760
   Mortality and expense risk and administrative
     charges                                           (4,444,881)    (10,511,736)   (1,677,561)   (3,756,115)    (1,494,275)
                                                     ------------  --------------  ------------  ------------   ------------
   Net investment income (loss)                        (3,383,261)     14,940,292    (1,677,561)    1,868,887        (55,515)
   Net realized gain (loss)                             2,338,018       8,940,190    (4,545,396)   14,445,204        518,668
   Capital gain distribution from mutual funds            618,211              --            --            --     11,212,284
   Change in unrealized appreciation
     (depreciation) of investments                     17,370,361     194,289,588    17,573,160    77,010,157     16,871,234
                                                     ------------  --------------  ------------  ------------   ------------
Increase (decrease) in net assets from operations      16,943,329     218,170,070    11,350,203    93,324,248     28,546,671
                                                     ------------  --------------  ------------  ------------   ------------
From contract transactions:
   Payments received from contract owners              26,958,066      78,909,534    10,266,843    14,070,763      9,061,267
   Payments for contract benefits or terminations     (48,332,906)    (99,965,000)  (16,412,018)  (33,892,453)   (14,934,913)
   Transfers between sub-accounts (including
     fixed account), net                               68,231,519     247,531,261   (11,630,612)  (12,202,060)    (2,991,764)
   Contract maintenance charges                          (569,356)       (868,077)     (200,996)     (302,847)      (174,574)
   Adjustments to net assets allocated to
     contracts in payout period                            (7,013)        (25,219)          256        (1,999)        10,441
                                                     ------------  --------------  ------------  ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                         46,280,310     225,582,499   (17,976,527)  (32,328,596)    (9,029,543)
                                                     ------------  --------------  ------------  ------------   ------------
Increase (decrease) in net assets                      63,223,639     443,752,569    (6,626,324)   60,995,652     19,517,128
Net assets at beginning of period                     412,297,625     871,140,427   181,845,967   368,095,001    142,972,826
                                                     ------------  --------------  ------------  ------------   ------------
Net assets at end of period                          $475,521,264  $1,314,892,996  $175,219,643  $429,090,653   $162,489,954
                                                     ============  ==============  ============  ============   ============
Beginning units                                       321,032,128     481,966,613    62,101,781   138,846,105     60,196,973
Units issued                                           63,033,592     150,806,503    11,376,379     5,720,441      3,361,148
Units redeemed                                        (27,467,273)    (40,626,903)  (17,448,022)  (15,977,512)    (6,625,251)
                                                     ------------  --------------  ------------  ------------   ------------
Ending units                                          356,598,447     592,146,213    56,030,138   128,589,034     56,932,870
                                                     ============  ==============  ============  ============   ============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                         $  5,166,945  $   23,205,767  $  4,201,528  $  5,858,409   $  5,121,591
   Mortality and expense risk and administrative
     charges                                           (4,214,692)     (7,957,766)   (1,887,416)   (3,745,945)    (1,413,058)
                                                     ------------  --------------  ------------  ------------   ------------
   Net investment income (loss)                           952,253      15,248,001     2,314,112     2,112,464      3,708,533
   Net realized gain (loss)                             7,348,001       7,918,777    (3,792,949)   13,717,388      6,599,346
   Capital gain distribution from mutual funds            785,489              --       599,012    32,277,845     26,931,165
   Change in unrealized appreciation
     (depreciation) of investments                      3,147,472     (20,992,338)    4,217,334   (63,495,526)   (26,447,900)
                                                     ------------  --------------  ------------  ------------   ------------
Increase (decrease) in net assets from operations      12,233,215       2,174,440     3,337,509   (15,387,829)    10,791,144
                                                     ------------  --------------  ------------  ------------   ------------
From contract transactions:
   Payments received from contract owners              22,295,366      53,755,141     8,711,638    16,255,580     10,264,713
   Payments for contract benefits or terminations     (46,601,780)    (75,446,634)  (18,908,567)  (32,817,762)   (14,155,161)
   Transfers between sub-accounts (including
     fixed account), net                              (11,386,667)     25,817,425    41,552,201   (45,066,954)   (18,368,788)
   Contract maintenance charges                          (732,255)       (840,839)     (301,791)     (361,258)      (179,602)
   Adjustments to net assets allocated to
     contracts in payout period                            (7,358)          1,518          (430)       (6,277)       (30,317)
                                                     ------------  --------------  ------------  ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                        (36,432,694)      3,286,611    31,053,051   (61,996,671)   (22,469,155)
                                                     ------------  --------------  ------------  ------------   ------------
Increase (decrease) in net assets                     (24,199,479)      5,461,051    34,390,560   (77,384,500)   (11,678,011)
Net assets at beginning of period                     436,497,104     865,679,376   147,455,407   445,479,501    154,650,837
                                                     ------------  --------------  ------------  ------------   ------------
Net assets at end of period                          $412,297,625  $  871,140,427  $181,845,967  $368,095,001   $142,972,826
                                                     ============  ==============  ============  ============   ============
Beginning units                                       349,403,515     479,975,167    51,940,666   161,609,345     70,024,026
Units issued                                           28,834,100      49,742,783    20,393,252     5,196,228      3,251,583
Units redeemed                                        (57,205,487)    (47,751,337)  (10,232,137)  (27,959,468)   (13,078,636)
                                                     ------------  --------------  ------------  ------------   ------------
Ending units                                          321,032,128     481,966,613    62,101,781   138,846,105     60,196,973
                                                     ============  ==============  ============  ============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                       VALIC                         VALIC        VALIC
                                                     Company I   VALIC Company I Company I Mid  Company I    VALIC Company I
                                                   Large Capital  Mid Cap Index  Cap Strategic  Nasdaq-100      Science &
                                                    Growth Fund       Fund        Growth Fund   Index Fund   Technology Fund
                                                   ------------- --------------- ------------- ------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $  2,757,704  $   38,641,647  $         --  $  2,357,179  $           --
   Mortality and expense risk and
     administrative charges                          (3,827,466)    (31,273,690)   (2,362,645)   (3,463,894)    (10,395,980)
                                                   ------------  --------------  ------------  ------------  --------------
   Net investment income (loss)                      (1,069,762)      7,367,957    (2,362,645)   (1,106,715)    (10,395,980)
   Net realized gain (loss)                          16,206,582     190,744,664    10,441,828    15,685,203      53,248,312
   Capital gain distribution from mutual funds       12,627,185     264,609,325    15,835,848    14,708,913      74,072,170
   Change in unrealized appreciation
     (depreciation) of investments                   69,060,225      (7,286,768)   31,477,079    64,847,191     243,435,156
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets from operations    96,824,230     455,435,178    55,392,110    94,134,592     360,359,658
                                                   ------------  --------------  ------------  ------------  --------------
From contract transactions:
   Payments received from contract owners             9,184,185     143,206,015     6,223,523    27,582,164      26,235,077
   Payments for contract benefits or
     terminations                                   (30,137,356)   (282,836,966)  (18,343,213)  (29,721,338)    (78,493,669)
   Transfers between sub-accounts (including
     fixed account), net                             (9,893,756)   (143,943,683)   (5,900,623)   14,305,907       7,648,471
   Contract maintenance charges                        (159,186)     (1,944,290)      (85,851)     (135,411)       (312,650)
   Adjustments to net assets allocated to
     contracts in payout period                           4,455         (58,782)       (3,570)       (3,932)        (41,623)
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets from contract
  transactions                                      (31,001,658)   (285,577,706)  (18,109,734)   12,027,390     (44,964,394)
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets                    65,822,572     169,857,472    37,282,376   106,161,982     315,395,264
Net assets at beginning of period                   368,041,985   3,198,448,688   230,093,583   299,014,678     920,374,886
                                                   ------------  --------------  ------------  ------------  --------------
Net assets at end of period                        $433,864,557  $3,368,306,160  $267,375,959  $405,176,660  $1,235,770,150
                                                   ============  ==============  ============  ============  ==============
Beginning units                                     207,313,236     163,461,466   110,264,905   225,863,789     179,094,645
Units issued                                          1,909,853       3,809,990     2,909,520    24,379,296       4,737,635
Units redeemed                                      (17,214,845)    (16,168,776)  (10,611,406)  (16,647,220)    (12,060,216)
                                                   ------------  --------------  ------------  ------------  --------------
Ending units                                        192,008,244     151,102,680   102,563,019   233,595,865     171,772,064
                                                   ============  ==============  ============  ============  ==============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $  3,321,314  $   35,969,923  $         --  $  1,919,367  $           --
   Mortality and expense risk and
     administrative charges                          (3,575,884)    (27,421,775)   (2,178,496)   (2,770,576)     (8,498,681)
                                                   ------------  --------------  ------------  ------------  --------------
   Net investment income (loss)                        (254,570)      8,548,148    (2,178,496)     (851,209)     (8,498,681)
   Net realized gain (loss)                          13,159,704     134,123,857    11,547,605    18,521,561      54,351,724
   Capital gain distribution from mutual funds       17,162,984     274,465,538    31,887,211    11,796,784     161,411,132
   Change in unrealized appreciation
     (depreciation) of investments                  (11,072,287)    102,074,943   (22,227,055)  (12,881,535)   (151,944,762)
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets from operations    18,995,831     519,212,486    19,029,265    16,585,601      55,319,413
                                                   ------------  --------------  ------------  ------------  --------------
From contract transactions:
   Payments received from contract owners            10,987,872     124,288,766     7,273,727    24,318,566      25,205,960
   Payments for contract benefits or
     terminations                                   (30,405,079)   (239,138,917)  (19,297,600)  (22,457,282)    (67,493,444)
   Transfers between sub-accounts (including
     fixed account), net                            (11,695,433)    (41,571,805)  (12,964,899)   (8,228,875)    (27,229,319)
   Contract maintenance charges                        (187,432)     (2,109,601)     (100,009)     (135,553)       (320,457)
   Adjustments to net assets allocated to
     contracts in payout period                         (21,006)        (48,064)       (1,145)          607         (14,754)
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets from contract
  transactions                                      (31,321,078)   (158,579,621)  (25,089,926)   (6,502,537)    (69,852,014)
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets                   (12,325,247)    360,632,865    (6,060,661)   10,083,064     (14,532,601)
Net assets at beginning of period                   380,367,232   2,837,815,823   236,154,244   288,931,614     934,907,487
                                                   ------------  --------------  ------------  ------------  --------------
Net assets at end of period                        $368,041,985  $3,198,448,688  $230,093,583  $299,014,678  $  920,374,886
                                                   ============  ==============  ============  ============  ==============
Beginning units                                     225,298,744     171,943,269   122,905,459   230,783,788     193,307,934
Units issued                                          2,034,308       7,378,171       860,218    19,445,063       3,322,818
Units redeemed                                      (20,019,816)    (15,859,974)  (13,500,772)  (24,365,062)    (17,536,107)
                                                   ------------  --------------  ------------  ------------  --------------
Ending units                                        207,313,236     163,461,466   110,264,905   225,863,789     179,094,645
                                                   ============  ==============  ============  ============  ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                        VALIC                                        VALIC
                                                      Company I                                    Company I        VALIC
                                                      Small Cap       VALIC      VALIC Company I   Small Cap      Company I
                                                     Aggressive     Company I    Small Cap Index Special Values   Small Mid
                                                     Growth Fund  Small Cap Fund      Fund            Fund       Growth Fund
                                                    ------------  -------------- --------------- -------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                        $         --   $    926,473  $   11,419,211   $  2,404,450  $         --
   Mortality and expense risk and administrative
     charges                                          (1,114,493)    (3,013,477)    (10,260,780)    (2,185,429)   (1,029,614)
                                                    ------------   ------------  --------------   ------------  ------------
   Net investment income (loss)                       (1,114,493)    (2,087,004)      1,158,431        219,021    (1,029,614)
   Net realized gain (loss)                              (51,212)    21,133,696      67,144,856     26,618,403     6,358,001
   Capital gain distribution from mutual funds         4,916,202     24,055,230      54,497,443     15,444,875     5,257,830
   Change in unrealized appreciation
     (depreciation) of investments                    32,580,970     (2,872,641)     12,276,324    (20,316,073)   14,834,323
                                                    ------------   ------------  --------------   ------------  ------------
Increase (decrease) in net assets from operations     36,331,467     40,229,281     135,077,054     21,966,226    25,420,540
                                                    ------------   ------------  --------------   ------------  ------------
From contract transactions:
   Payments received from contract owners              6,609,255      5,692,935      53,511,361      7,526,494     3,211,764
   Payments for contract benefits or terminations    (10,920,038)   (25,495,493)    (90,614,382)   (19,166,257)   (8,170,701)
   Transfers between sub-accounts (including
     fixed account), net                              (2,934,148)   (15,812,604)    (37,865,685)   (20,271,041)   (3,297,777)
   Contract maintenance charges                          (54,534)      (106,342)       (573,420)       (58,154)      (33,526)
   Adjustments to net assets allocated to
     contracts in payout period                              (30)         4,566          (5,327)         2,737          (258)
                                                    ------------   ------------  --------------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                        (7,299,495)   (35,716,938)    (75,547,453)   (31,966,221)   (8,290,498)
                                                    ------------   ------------  --------------   ------------  ------------
Increase (decrease) in net assets                     29,031,972      4,512,343      59,529,601     (9,999,995)   17,130,042
Net assets at beginning of period                    106,752,000    315,020,335   1,056,873,669    245,467,708    99,380,094
                                                    ------------   ------------  --------------   ------------  ------------
Net assets at end of period                         $135,783,972   $319,532,678  $1,116,403,270   $235,467,713  $116,510,136
                                                    ============   ============  ==============   ============  ============
Beginning units                                       49,417,602     63,357,719     161,282,233    124,786,134    62,534,119
Units issued                                           4,282,976        652,684       6,334,791      5,280,978     2,424,214
Units redeemed                                        (7,661,744)    (7,460,341)    (17,065,663)   (21,523,881)   (7,042,172)
                                                    ------------   ------------  --------------   ------------  ------------
Ending units                                          46,038,834     56,550,062     150,551,361    108,543,231    57,916,161
                                                    ============   ============  ==============   ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                        $         --   $    603,870  $   11,792,739   $  3,108,533  $         --
   Mortality and expense risk and administrative
     charges                                            (973,765)    (2,846,675)     (8,659,845)    (1,935,056)     (997,091)
                                                    ------------   ------------  --------------   ------------  ------------
   Net investment income (loss)                         (973,765)    (2,242,805)      3,132,894      1,173,477      (997,091)
   Net realized gain (loss)                           (1,963,397)    17,036,437      54,546,868     12,977,845     9,866,303
   Capital gain distribution from mutual funds        15,059,977     47,613,903      67,586,386     20,764,804    11,644,947
   Change in unrealized appreciation
     (depreciation) of investments                   (11,984,323)   (22,533,588)     48,779,765     18,317,466   (22,090,544)
                                                    ------------   ------------  --------------   ------------  ------------
Increase (decrease) in net assets from operations        138,492     39,873,947     174,045,913     53,233,592    (1,576,385)
                                                    ------------   ------------  --------------   ------------  ------------
From contract transactions:
   Payments received from contract owners              7,921,050      5,779,410      45,287,561      7,437,869     3,520,381
   Payments for contract benefits or terminations     (9,281,514)   (23,440,027)    (73,534,636)   (16,789,896)   (8,246,637)
   Transfers between sub-accounts (including
     fixed account), net                              (7,330,093)    (9,900,391)     (5,251,812)    10,394,727   (14,627,647)
   Contract maintenance charges                          (57,751)      (124,494)       (645,270)       (67,635)      (50,065)
   Adjustments to net assets allocated to
     contracts in payout period                              (31)          (554)          4,543            483          (277)
                                                    ------------   ------------  --------------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                        (8,748,339)   (27,686,056)    (34,139,614)       975,548   (19,404,245)
                                                    ------------   ------------  --------------   ------------  ------------
Increase (decrease) in net assets                     (8,609,847)    12,187,891     139,906,299     54,209,140   (20,980,630)
Net assets at beginning of period                    115,361,847    302,832,444     916,967,370    191,258,568   120,360,724
                                                    ------------   ------------  --------------   ------------  ------------
Net assets at end of period                         $106,752,000   $315,020,335  $1,056,873,669   $245,467,708  $ 99,380,094
                                                    ============   ============  ==============   ============  ============
Beginning units                                       53,883,079     69,598,178     168,425,599    124,945,522    75,232,723
Units issued                                           5,500,627      1,041,480      13,101,629     13,902,257     1,037,627
Units redeemed                                        (9,966,104)    (7,281,939)    (20,244,995)   (14,061,645)  (13,736,231)
                                                    ------------   ------------  --------------   ------------  ------------
Ending units                                          49,417,602     63,357,719     161,282,233    124,786,134    62,534,119
                                                    ============   ============  ==============   ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                   VALIC          VALIC          VALIC
                                                                 Company II     Company II     Company II
                                                   VALIC         Aggressive      Capital      Conservative
                               VALIC Company I   Company I    Growth Lifestyle Appreciation Growth Lifestyle
                               Stock Index Fund  Value Fund         Fund           Fund           Fund
                               ---------------- ------------  ---------------- ------------ ----------------
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                    $   63,278,383  $  1,562,991    $ 10,121,047   $   183,078    $  8,520,714
   Mortality and expense risk
     and administrative
     charges                       (40,983,040)     (866,546)     (5,429,003)     (369,783)     (3,235,395)
   Reimbursements of expenses               --            --       1,401,028        95,495         823,171
                                --------------  ------------    ------------   -----------    ------------
   Net investment income
     (loss)                         22,295,343       696,445       6,093,072       (91,210)      6,108,490
   Net realized gain (loss)        188,375,855     7,979,565      13,242,785     3,281,523       1,723,301
   Capital gain distribution
     from mutual funds             185,616,001            --      30,219,919     3,424,509       2,801,801
   Change in unrealized
     appreciation
     (depreciation) of
     investments                   399,354,603     3,463,767      31,203,020     1,286,229      19,275,128
                                --------------  ------------    ------------   -----------    ------------
Increase (decrease) in net
  assets from operations           795,641,802    12,139,777      80,758,796     7,901,051      29,908,720
                                --------------  ------------    ------------   -----------    ------------
From contract transactions:
   Payments received from
     contract owners               168,751,107     3,958,169      60,348,596     1,736,181      34,464,509
   Payments for contract
     benefits or terminations     (365,917,394)  (10,135,202)    (50,520,166)   (4,410,366)    (38,973,212)
   Transfers between
     sub-accounts (including
     fixed account), net               138,620    (5,061,813)    (22,733,262)     (195,165)     (9,276,182)
   Contract maintenance
     charges                        (1,977,625)      (99,212)       (940,810)      (41,924)       (239,049)
   Adjustments to net assets
     allocated to contracts
     in payout period                 (269,508)           38             230            --         (28,292)
                                --------------  ------------    ------------   -----------    ------------
Increase (decrease) in net
  assets from contract
  transactions                    (199,274,800)  (11,338,020)    (13,845,412)   (2,911,274)    (14,052,226)
                                --------------  ------------    ------------   -----------    ------------
Increase (decrease) in net
  assets                           596,367,002       801,757      66,913,384     4,989,777      15,856,494
Net assets at beginning of
  period                         3,985,297,949    91,300,280     530,487,019    36,509,166     323,748,368
                                --------------  ------------    ------------   -----------    ------------
Net assets at end of period     $4,581,664,951  $ 92,102,037    $597,400,403   $41,498,943    $339,604,862
                                ==============  ============    ============   ===========    ============
Beginning units                    438,663,027    41,890,640     179,473,955    20,863,767     118,462,070
Units issued                        17,619,164       861,524       7,763,661     1,575,305       7,244,970
Units redeemed                     (36,108,196)   (5,752,778)    (12,188,223)   (3,093,648)    (12,194,202)
                                --------------  ------------    ------------   -----------    ------------
Ending units                       420,173,995    36,999,386     175,049,393    19,345,424     113,512,838
                                ==============  ============    ============   ===========    ============
FOR THE YEAR ENDED
  DECEMBER 31, 2016
From operations:
   Dividends                    $   95,898,589  $  1,343,902    $ 10,688,347   $   145,257    $  8,904,462
   Mortality and expense risk
     and administrative
     charges                       (36,434,620)     (841,396)     (4,946,739)     (362,728)     (3,113,588)
   Reimbursements of expenses               --            --       1,275,837        93,779         791,444
                                --------------  ------------    ------------   -----------    ------------
   Net investment income
     (loss)                         59,463,969       502,506       7,017,445      (123,692)      6,582,318
   Net realized gain (loss)        166,142,690     7,405,494      16,094,166     3,294,883       1,423,041
   Capital gain distribution
     from mutual funds             280,466,344            --      36,688,904     3,632,730      12,929,029
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  (120,717,633)    2,324,681     (19,690,191)   (6,304,450)     (2,735,836)
                                --------------  ------------    ------------   -----------    ------------
Increase (decrease) in net
  assets from operations           385,355,370    10,232,681      40,110,324       499,471      18,198,552
                                --------------  ------------    ------------   -----------    ------------
From contract transactions:
   Payments received from
     contract owners               144,479,617     4,094,780      56,739,603     1,766,736      35,814,347
   Payments for contract
     benefits or terminations     (330,421,918)   (9,926,320)    (40,445,348)   (3,518,920)    (34,528,775)
   Transfers between
     sub-accounts (including
     fixed account), net           (76,049,813)   (3,340,353)    (34,107,131)   (1,930,898)    (11,234,573)
   Contract maintenance
     charges                        (2,189,029)     (122,074)     (1,195,191)      (51,830)       (284,860)
   Adjustments to net assets
     allocated to contracts
     in payout period                 (138,870)           35           5,602            --         (27,518)
                                --------------  ------------    ------------   -----------    ------------
Increase (decrease) in net
  assets from contract
  transactions                    (264,320,013)   (9,293,932)    (19,002,465)   (3,734,912)    (10,261,379)
                                --------------  ------------    ------------   -----------    ------------
Increase (decrease) in net
  assets                           121,035,357       938,749      21,107,859    (3,235,441)      7,937,173
Net assets at beginning of
  period                         3,864,262,592    90,361,531     509,379,160    39,744,607     315,811,195
                                --------------  ------------    ------------   -----------    ------------
Net assets at end of period     $3,985,297,949  $ 91,300,280    $530,487,019   $36,509,166    $323,748,368
                                ==============  ============    ============   ===========    ============
Beginning units                    469,712,564    46,550,338     186,171,483    23,015,325     122,366,806
Units issued                        15,280,933     2,017,285       7,891,137     1,233,438       6,829,379
Units redeemed                     (46,330,470)   (6,676,983)    (14,588,665)   (3,384,996)    (10,734,115)
                                --------------  ------------    ------------   -----------    ------------
Ending units                       438,663,027    41,890,640     179,473,955    20,863,767     118,462,070
                                ==============  ============    ============   ===========    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                         VALIC                        VALIC
                                                                      Company II       VALIC       Company II        VALIC
                                                         VALIC        Government     Company II   International   Company II
                                                    Company II Core Money Market II  High Yield   Opportunities Large Cap Value
                                                       Bond Fund         Fund        Bond Fund        Fund           Fund
                                                    --------------- --------------- ------------  ------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                        $   23,581,876   $    423,998   $ 21,860,941  $  7,785,119   $  2,694,685
   Mortality and expense risk and administrative
     charges                                            (8,804,865)    (1,201,157)    (4,553,032)   (5,721,794)    (2,006,790)
   Reimbursements of expenses                            2,280,875        320,833      1,167,657     1,476,197        501,279
                                                    --------------   ------------   ------------  ------------   ------------
   Net investment income (loss)                         17,057,886       (456,326)    18,475,566     3,539,522      1,189,174
   Net realized gain (loss)                               (535,526)            (1)     2,627,552    34,877,999     25,667,014
   Change in unrealized appreciation
     (depreciation) of investments                      18,287,272              1     11,074,713   150,901,616        201,099
                                                    --------------   ------------   ------------  ------------   ------------
Increase (decrease) in net assets from operations       34,809,632       (456,326)    32,177,831   189,319,137     27,057,287
                                                    --------------   ------------   ------------  ------------   ------------
From contract transactions:
   Payments received from contract owners               67,221,973     38,319,550     28,180,613    36,979,388     11,875,872
   Payments for contract benefits or terminations      (99,102,107)   (12,020,795)   (47,831,735)  (52,557,769)   (20,249,181)
   Transfers between sub-accounts (including
     fixed account), net                               128,077,190    (36,146,596)    34,393,791     6,624,360    (18,960,182)
   Contract maintenance charges                           (558,209)       (53,570)      (304,669)     (234,025)      (227,626)
   Adjustments to net assets allocated to
     contracts in payout period                                431            556          2,766         3,809             --
                                                    --------------   ------------   ------------  ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                          95,639,278     (9,900,855)    14,440,766    (9,184,237)   (27,561,117)
                                                    --------------   ------------   ------------  ------------   ------------
Increase (decrease) in net assets                      130,448,910    (10,357,181)    46,618,597   180,134,900       (503,830)
Net assets at beginning of period                      892,797,494    134,153,010    449,284,525   504,126,294    203,980,017
                                                    --------------   ------------   ------------  ------------   ------------
Net assets at end of period                         $1,023,246,404   $123,795,829   $495,903,122  $684,261,194   $203,476,187
                                                    ==============   ============   ============  ============   ============
Beginning units                                        449,371,836    109,867,124    168,773,678   229,789,203     66,351,638
Units issued                                            86,132,160     37,432,250     23,708,349    20,207,245      5,804,949
Units redeemed                                         (37,780,741)   (45,755,514)   (19,045,425)  (24,552,112)   (14,937,525)
                                                    --------------   ------------   ------------  ------------   ------------
Ending units                                           497,723,255    101,543,860    173,436,602   225,444,336     57,219,062
                                                    ==============   ============   ============  ============   ============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                        $   19,002,296   $     15,447   $ 16,266,115  $  6,111,143   $  2,083,167
   Mortality and expense risk and administrative
     charges                                            (9,185,669)    (1,447,742)    (3,684,867)   (5,375,377)    (1,800,665)
   Reimbursements of expenses                            2,365,187        380,964        940,893     1,385,185        452,439
                                                    --------------   ------------   ------------  ------------   ------------
   Net investment income (loss)                         12,181,814     (1,051,331)    13,522,141     2,120,951        734,941
   Net realized gain (loss)                              6,229,891             --      1,789,035    42,966,968     19,521,104
   Capital gain distribution from mutual funds           2,634,321              1             --            --             --
   Change in unrealized appreciation
     (depreciation) of investments                       4,565,184              1     26,942,861   (50,777,451)     9,290,853
                                                    --------------   ------------   ------------  ------------   ------------
Increase (decrease) in net assets from operations       25,611,210     (1,051,329)    42,254,037    (5,689,532)    29,546,898
                                                    --------------   ------------   ------------  ------------   ------------
From contract transactions:
   Payments received from contract owners               64,133,524     40,272,667     19,444,775    35,758,424     10,384,461
   Payments for contract benefits or terminations     (102,802,534)   (24,077,172)   (38,958,189)  (51,401,411)   (17,403,348)
   Transfers between sub-accounts (including
     fixed account), net                               (24,720,314)   (50,313,062)    69,012,863   (71,240,880)     6,451,175
   Contract maintenance charges                           (751,608)       (83,564)      (386,832)     (245,807)      (266,583)
   Adjustments to net assets allocated to
     contracts in payout period                                354             94         (2,822)       (2,298)        (1,312)
                                                    --------------   ------------   ------------  ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                         (64,140,578)   (34,201,037)    49,109,795   (87,131,972)      (835,607)
                                                    --------------   ------------   ------------  ------------   ------------
Increase (decrease) in net assets                      (38,529,368)   (35,252,366)    91,363,832   (92,821,504)    28,711,291
Net assets at beginning of period                      931,326,862    169,405,376    357,920,693   596,947,798    175,268,726
                                                    --------------   ------------   ------------  ------------   ------------
Net assets at end of period                         $  892,797,494   $134,153,010   $449,284,525  $504,126,294   $203,980,017
                                                    ==============   ============   ============  ============   ============
Beginning units                                        478,175,881    137,896,669    151,445,812   268,732,142     65,553,811
Units issued                                            77,665,403     39,867,445     37,025,885     3,139,284     13,126,951
Units redeemed                                        (106,469,448)   (67,896,990)   (19,698,019)  (42,082,223)   (12,329,124)
                                                    --------------   ------------   ------------  ------------   ------------
Ending units                                           449,371,836    109,867,124    168,773,678   229,789,203     66,351,638
                                                    ==============   ============   ============  ============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                            VALIC
                                             VALIC                        Company II        VALIC          VALIC
                                         Company II Mid     VALIC          Moderate      Company II     Company II
                                           Cap Growth   Company II Mid Growth Lifestyle   Small Cap   Small Cap Value
                                              Fund      Cap Value Fund       Fund        Growth Fund       Fund
                                         -------------- -------------- ---------------- ------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                              $         --  $   5,134,038    $ 18,748,269   $         --   $  4,043,958
   Mortality and expense risk and
     administrative charges                 (1,115,808)    (8,596,692)     (8,583,976)      (952,336)    (4,244,715)
   Reimbursements of expenses                  287,017      2,244,712       2,198,948        247,454      1,111,779
                                          ------------  -------------    ------------   ------------   ------------
   Net investment income (loss)               (828,791)    (1,217,942)     12,363,241       (704,882)       911,022
   Net realized gain (loss)                  1,105,823     93,841,738      24,017,146      1,759,469     40,816,129
   Capital gain distribution from
     mutual funds                                   --     53,380,854      34,528,625      4,944,816     16,309,091
   Change in unrealized appreciation
     (depreciation) of investments          30,100,072    (30,111,030)     35,580,656     27,250,618    (42,336,683)
                                          ------------  -------------    ------------   ------------   ------------
Increase (decrease) in net assets from
  operations                                30,377,104    115,893,620     106,489,668     33,250,021     15,699,559
                                          ------------  -------------    ------------   ------------   ------------
From contract transactions:
   Payments received from contract
     owners                                  7,625,043     42,413,275     108,504,656      4,581,560     22,656,754
   Payments for contract benefits or
     terminations                           (9,504,133)   (82,819,206)    (86,795,657)    (8,011,517)   (42,236,989)
   Transfers between sub-accounts
     (including fixed account), net          7,483,771   (117,999,190)    (43,168,115)    20,928,483    (64,971,419)
   Contract maintenance charges                (72,248)      (395,939)       (729,444)       (70,715)      (176,391)
   Adjustments to net assets allocated
     to contracts in payout period                (265)           420             177           (851)        (3,982)
                                          ------------  -------------    ------------   ------------   ------------
Increase (decrease) in net assets from
  contract transactions                      5,532,168   (158,800,640)    (22,188,383)    17,426,960    (84,732,027)
                                          ------------  -------------    ------------   ------------   ------------
Increase (decrease) in net assets           35,909,272    (42,907,020)     84,301,285     50,676,981    (69,032,468)
Net assets at beginning of period          100,676,950    919,346,687     842,935,369     75,435,259    502,254,358
                                          ------------  -------------    ------------   ------------   ------------
Net assets at end of period               $136,586,222  $ 876,439,667    $927,236,654   $126,112,240   $433,221,890
                                          ============  =============    ============   ============   ============
Beginning units                             52,595,301    160,086,694     280,843,771     27,036,435    116,675,370
Units issued                                 6,322,849      1,372,977      15,548,867      8,879,900      3,996,261
Units redeemed                              (4,379,403)   (26,821,593)    (22,517,359)    (3,806,496)   (23,904,376)
                                          ------------  -------------    ------------   ------------   ------------
Ending units                                54,538,747    134,638,078     273,875,279     32,109,839     96,767,255
                                          ============  =============    ============   ============   ============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                              $         --  $   2,298,750    $ 17,980,092   $         --   $  5,083,574
   Mortality and expense risk and
     administrative charges                 (1,051,066)    (8,087,610)     (7,873,697)      (696,290)    (4,189,301)
   Reimbursements of expenses                  269,122      2,113,322       2,015,643        180,764      1,093,165
                                          ------------  -------------    ------------   ------------   ------------
   Net investment income (loss)               (781,944)    (3,675,538)     12,122,038       (515,526)     1,987,438
   Net realized gain (loss)                 11,070,636     41,278,223      17,026,119      1,149,494     32,878,792
   Capital gain distribution from
     mutual funds                            8,072,064    118,242,843      43,943,409      7,477,742     51,118,111
   Change in unrealized appreciation
     (depreciation) of investments         (15,329,003)   (45,943,365)    (13,069,401)    (3,520,771)    31,557,022
                                          ------------  -------------    ------------   ------------   ------------
Increase (decrease) in net assets from
  operations                                 3,031,753    109,902,163      60,022,165      4,590,939    117,541,363
                                          ------------  -------------    ------------   ------------   ------------
From contract transactions:
   Payments received from contract
     owners                                  6,513,156     43,046,267     101,786,623      3,904,499     23,832,609
   Payments for contract benefits or
     terminations                          (10,359,103)   (79,494,106)    (70,120,057)    (6,903,148)   (41,501,637)
   Transfers between sub-accounts
     (including fixed account), net        (28,039,758)    13,874,720     (42,117,281)    (7,964,284)   (23,533,242)
   Contract maintenance charges                (79,141)      (644,360)       (886,353)       (46,262)      (217,022)
   Adjustments to net assets allocated
     to contracts in payout period                (241)           609             190           (699)        (2,417)
                                          ------------  -------------    ------------   ------------   ------------
Increase (decrease) in net assets from
  contract transactions                    (31,965,087)   (23,216,870)    (11,336,878)   (11,009,894)   (41,421,709)
                                          ------------  -------------    ------------   ------------   ------------
Increase (decrease) in net assets          (28,933,334)    86,685,293      48,685,287     (6,418,955)    76,119,654
Net assets at beginning of period          129,610,284    832,661,394     794,250,082     81,854,214    426,134,704
                                          ------------  -------------    ------------   ------------   ------------
Net assets at end of period               $100,676,950  $ 919,346,687    $842,935,369   $ 75,435,259   $502,254,358
                                          ============  =============    ============   ============   ============
Beginning units                             70,382,216    164,205,676     284,833,140     31,398,820    127,729,895
Units issued                                 1,732,703     10,712,511      14,372,050      2,261,609      9,799,461
Units redeemed                             (19,519,618)   (14,831,493)    (18,361,419)    (6,623,994)   (20,853,986)
                                          ------------  -------------    ------------   ------------   ------------
Ending units                                52,595,301    160,086,694     280,843,771     27,036,435    116,675,370
                                          ============  =============    ============   ============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                             VALIC                       Vanguard                        Vanguard
                                          Company II       VALIC       LifeStrategy      Vanguard      LifeStrategy
                                           Socially      Company II    Conservative    LifeStrategy      Moderate
                                          Responsible  Strategic Bond   Growth Fund     Growth Fund     Growth Fund
                                             Fund           Fund      Investor Shares Investor Shares Investor Shares
                                         ------------  -------------- --------------- --------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                             $ 10,313,109   $ 21,806,791    $ 1,993,589    $  5,203,591    $  5,395,079
   Mortality and expense risk and
     administrative charges                (7,357,767)    (5,741,382)    (1,072,828)     (2,859,052)     (2,923,086)
   Reimbursements of expenses               1,905,120      1,478,183             --              --              --
                                         ------------   ------------    -----------    ------------    ------------
   Net investment income (loss)             4,860,462     17,543,592        920,761       2,344,539       2,471,993
   Net realized gain (loss)                65,789,506      6,428,828      1,632,806      10,540,544       8,723,788
   Capital gain distribution from
     mutual funds                          50,793,557             --        229,939         105,200         402,021
   Change in unrealized appreciation
     (depreciation) of investments         17,286,983     10,911,551      5,343,553      25,349,542      19,080,075
                                         ------------   ------------    -----------    ------------    ------------
Increase (decrease) in net assets from
  operations                              138,730,508     34,883,971      8,127,059      38,339,825      30,677,877
                                         ------------   ------------    -----------    ------------    ------------
From contract transactions:
   Payments received from contract
     owners                                46,129,024     35,011,639      9,299,418      22,839,980      28,208,384
   Payments for contract benefits or
     terminations                         (72,507,900)   (59,032,792)    (9,950,143)    (23,686,894)    (23,836,227)
   Transfers between sub-accounts
     (including fixed account), net       (66,470,374)    17,432,400     (2,666,238)     (5,572,339)     (6,030,397)
   Contract maintenance charges              (468,180)      (895,711)       (43,789)       (115,492)       (151,710)
   Adjustments to net assets allocated
     to contracts in payout period               (525)        (3,503)           494          (2,485)             49
                                         ------------   ------------    -----------    ------------    ------------
Increase (decrease) in net assets from
  contract transactions                   (93,317,955)    (7,487,967)    (3,360,258)     (6,537,230)     (1,809,901)
                                         ------------   ------------    -----------    ------------    ------------
Increase (decrease) in net assets          45,412,553     27,396,004      4,766,801      31,802,595      28,867,976
Net assets at beginning of period         734,092,410    585,263,049     87,064,491     218,344,085     226,264,382
                                         ------------   ------------    -----------    ------------    ------------
Net assets at end of period              $779,504,963   $612,659,053    $91,831,292    $250,146,680    $255,132,358
                                         ============   ============    ===========    ============    ============
Beginning units                           268,366,950    210,077,767     42,667,897      96,702,868     102,772,385
Units issued                                4,486,562      9,598,808      4,109,168       5,956,007       8,162,204
Units redeemed                            (33,723,992)   (13,071,881)    (5,727,456)     (8,601,902)     (9,015,006)
                                         ------------   ------------    -----------    ------------    ------------
Ending units                              239,129,520    206,604,694     41,049,609      94,056,973     101,919,583
                                         ============   ============    ===========    ============    ============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                             $ 10,123,979   $ 23,275,089    $ 1,896,558    $  4,781,102    $  4,991,283
   Mortality and expense risk and
     administrative charges                (6,877,656)    (5,633,993)    (1,033,345)     (2,539,934)     (2,707,328)
   Reimbursements of expenses               1,782,837      1,444,136             --              --              --
                                         ------------   ------------    -----------    ------------    ------------
   Net investment income (loss)             5,029,160     19,085,232        863,213       2,241,168       2,283,955
   Net realized gain (loss)                40,779,902     10,935,837      1,520,607       6,849,433       7,836,112
   Capital gain distribution from
     mutual funds                          44,390,105      1,823,580        182,621          25,424          97,237
   Change in unrealized appreciation
     (depreciation) of investments        (22,592,689)     9,883,515      1,246,126       5,254,904       2,406,235
                                         ------------   ------------    -----------    ------------    ------------
Increase (decrease) in net assets from
  operations                               67,606,478     41,728,164      3,812,567      14,370,929      12,623,539
                                         ------------   ------------    -----------    ------------    ------------
From contract transactions:
   Payments received from contract
     owners                                47,037,082     35,770,041     10,410,562      20,101,589      23,609,349
   Payments for contract benefits or
     terminations                         (67,673,125)   (53,815,189)    (8,168,448)    (15,220,615)    (21,159,492)
   Transfers between sub-accounts
     (including fixed account), net       (42,574,071)       830,358     (1,860,492)     (6,272,934)     (9,771,243)
   Contract maintenance charges              (549,095)    (1,188,543)       (52,173)       (133,881)       (178,206)
   Adjustments to net assets allocated
     to contracts in payout period                294        (20,076)           244          (2,990)            (55)
                                         ------------   ------------    -----------    ------------    ------------
Increase (decrease) in net assets from
  contract transactions                   (63,758,915)   (18,423,409)       329,693      (1,528,831)     (7,499,647)
                                         ------------   ------------    -----------    ------------    ------------
Increase (decrease) in net assets           3,847,563     23,304,755      4,142,260      12,842,098       5,123,892
Net assets at beginning of period         730,244,847    561,958,294     82,922,231     205,501,987     221,140,490
                                         ------------   ------------    -----------    ------------    ------------
Net assets at end of period              $734,092,410   $585,263,049    $87,064,491    $218,344,085    $226,264,382
                                         ============   ============    ===========    ============    ============
Beginning units                           292,339,882    216,272,613     42,527,347      97,409,481     106,333,540
Units issued                                3,983,124     15,365,405      5,730,461       6,143,125       6,126,071
Units redeemed                            (27,956,056)   (21,560,251)    (5,589,911)     (6,849,738)     (9,687,226)
                                         ------------   ------------    -----------    ------------    ------------
Ending units                              268,366,950    210,077,767     42,667,897      96,702,868     102,772,385
                                         ============   ============    ===========    ============    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                Vanguard Long-  Vanguard Long-
                                                                Term Investment Term Treasury     Vanguard     Vanguard Windsor
                                                                  Grade Fund    Fund Investor  Wellington Fund II Fund Investor
                                                                Investor Shares     Shares     Investor Shares      Shares
                                                                --------------- -------------- --------------- ----------------
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                     $ 10,536,736    $  6,164,137  $   47,148,115   $   34,375,332
   Mortality and expense risk and administrative charges           (3,129,235)     (2,749,093)    (22,554,653)     (20,674,577)
   Reimbursements of expenses                                         650,440         573,063              --               --
                                                                 ------------    ------------  --------------   --------------
   Net investment income (loss)                                     8,057,941       3,988,107      24,593,462       13,700,755
   Net realized gain (loss)                                        (1,766,656)         10,286      51,346,833       89,089,986
   Capital gain distribution from mutual funds                      4,318,836              --      76,393,753      107,248,697
   Change in unrealized appreciation (depreciation) of
     investments                                                   16,142,256      12,735,613      86,786,052       39,725,680
                                                                 ------------    ------------  --------------   --------------
Increase (decrease) in net assets from operations                  26,752,377      16,734,006     239,120,100      249,765,118
                                                                 ------------    ------------  --------------   --------------
From contract transactions:
   Payments received from contract owners                          14,136,634       8,369,376     120,404,140       64,436,914
   Payments for contract benefits or terminations                 (25,494,507)    (21,731,797)   (181,433,854)    (149,888,770)
   Transfers between sub-accounts (including fixed account),
     net                                                          (18,295,881)    (22,167,634)     (7,568,073)     (59,624,768)
   Contract maintenance charges                                      (244,837)       (188,875)       (869,382)        (718,701)
   Adjustments to net assets allocated to contracts in payout
     period                                                               144           1,185         (88,757)         (17,439)
                                                                 ------------    ------------  --------------   --------------
Increase (decrease) in net assets from contract transactions      (29,898,447)    (35,717,745)    (69,555,926)    (145,812,764)
                                                                 ------------    ------------  --------------   --------------
Increase (decrease) in net assets                                  (3,146,070)    (18,983,739)    169,564,174      103,952,354
Net assets at beginning of period                                 293,362,656     241,608,557   1,818,946,852    1,694,716,004
                                                                 ------------    ------------  --------------   --------------
Net assets at end of period                                      $290,216,586    $222,624,818  $1,988,511,026   $1,798,668,358
                                                                 ============    ============  ==============   ==============
Beginning units                                                    85,760,846      73,586,886     439,520,652      431,195,785
Units issued                                                       11,066,249       1,655,833      14,334,419        2,973,713
Units redeemed                                                    (20,353,774)    (12,253,836)    (27,196,528)     (36,742,620)
                                                                 ------------    ------------  --------------   --------------
Ending units                                                       76,473,321      62,988,883     426,658,543      397,426,878
                                                                 ============    ============  ==============   ==============
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                     $ 12,914,456    $  6,634,970  $   45,972,661   $   40,412,716
   Mortality and expense risk and administrative charges           (3,809,168)     (3,132,051)    (20,899,349)     (19,390,711)
   Reimbursements of expenses                                         780,645         650,377              --               --
                                                                 ------------    ------------  --------------   --------------
   Net investment income (loss)                                     9,885,933       4,153,296      25,073,312       21,022,005
   Net realized gain (loss)                                        (4,165,666)        606,522      48,280,237       82,496,949
   Capital gain distribution from mutual funds                      5,131,145       5,704,409      33,459,053       88,851,675
   Change in unrealized appreciation (depreciation) of
     investments                                                    2,559,513     (11,913,278)     56,490,570       (4,897,236)
                                                                 ------------    ------------  --------------   --------------
Increase (decrease) in net assets from operations                  13,410,925      (1,449,051)    163,303,172      187,473,393
                                                                 ------------    ------------  --------------   --------------
From contract transactions:
   Payments received from contract owners                          17,557,851      12,808,386     121,598,886       67,209,026
   Payments for contract benefits or terminations                 (30,186,391)    (24,382,503)   (157,642,452)    (140,125,919)
   Transfers between sub-accounts (including fixed account),
     net                                                           59,161,906      20,090,111     (44,817,219)     (75,892,347)
   Contract maintenance charges                                      (414,398)       (236,576)     (1,014,837)        (861,335)
   Adjustments to net assets allocated to contracts in payout
     period                                                               (19)            845      (2,317,052)         (22,982)
                                                                 ------------    ------------  --------------   --------------
Increase (decrease) in net assets from contract transactions       46,118,949       8,280,263     (84,192,674)    (149,693,557)
                                                                 ------------    ------------  --------------   --------------
Increase (decrease) in net assets                                  59,529,874       6,831,212      79,110,498       37,779,836
Net assets at beginning of period                                 233,832,782     234,777,345   1,739,836,354    1,656,936,168
                                                                 ------------    ------------  --------------   --------------
Net assets at end of period                                      $293,362,656    $241,608,557  $1,818,946,852   $1,694,716,004
                                                                 ============    ============  ==============   ==============
Beginning units                                                    73,061,910      71,630,465     458,029,060      471,076,938
Units issued                                                       33,665,923      10,842,826      14,441,455        2,740,349
Units redeemed                                                    (20,966,987)     (8,886,405)    (32,949,863)     (42,621,502)
                                                                 ------------    ------------  --------------   --------------
Ending units                                                       85,760,846      73,586,886     439,520,652      431,195,785
                                                                 ============    ============  ==============   ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the Separate Account) is a segregated investment account established by The Variable Annuity Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

Equity Director                        Polaris Platinum Elite
Group Fixed and Variable Annuity
(GTS-VA)                               Portfolio Director
Group Unit Purchase (GUP)              Portfolio Director Freedom Advisor
IMPACT                                 Portfolio Director Group Unallocated
                                       VA
Independence Plus                      Potentia
Polaris Choice Elite

The Separate Account contracts are sold primarily through the Company's exclusive sales force. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company; however, all commissions are paid by the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2017 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

AMERICAN BEACON ADVISORS, INC.
(AMERICAN BEACON)
American Beacon Bridgeway Large Cap
Growth Fund/(au)/

ANCHOR SERIES TRUST (AST)/(A)/
AST SA BlackRock Multi-Asset Income        AST SA Wellington Growth Portfolio
Portfolio Class 3                          Class 3/(aw)/
AST SA Edge Asset Allocation               AST SA Wellington Multi-Asset
Portfolio Class 3 /(av)/                   Income Portfolio Class 3/(d)/
AST SA Wellington Capital                  AST SA Wellington Natural
Appreciation Portfolio Class 3/(b)/        Resources Portfolio Class 3/(e)/
AST SA Wellington Government and
Quality Bond Portfolio Class 3/(c)/

ARIEL FUND
Ariel Appreciation Fund Investor Class     Ariel Fund Investor Class

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (FTVIP)
FTVIP Franklin Founding Funds              FTVIP Templeton Global Asset
Allocation VIP Fund Class 2                Allocation Fund
FTVIP Franklin Income VIP Fund Class 2

GOLDMAN SACHS VARIABLE INSURANCE
TRUST (GOLDMAN SACHS VIT)
Goldman Sachs VIT Government Money
Market Fund Service Class

INVESCO VARIABLE INSURANCE FUNDS
(INVESCO V.I.)
Invesco V.I. Balanced-Risk Commodity       Invesco V.I. Growth and Income
Strategy Fund Class R5                     Fund Series II
Invesco V.I. Comstock Fund Series II

LORD ABBETT SERIES FUND, INC. (LORD
ABBETT FUND)
Lord Abbett Fund Growth and Income
Portfolio Class VC

NEUBERGER BERMAN ADVISERS MANAGEMENT
TRUST (NEUBERGER BERMAN AMT)
Neuberger Berman AMT Guardian Trust

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEASONS SERIES TRUST (SST)/(A)/
SST SA Allocation Balanced Portfolio   SST SA Allocation Moderate Portfolio
Class 3/(f)/                           Class 3/(i)/
SST SA Allocation Growth Portfolio     SST SA Putnam Asset Allocation
Class 3/(g)/                           Diversified Growth Portfolio
                                       Class 3/(j)/
SST SA Allocation Moderate Growth      SST SA Wellington Real Return
Portfolio Class 3/(h)/                 Portfolio Class 3/(k)/

SUNAMERICA MUTUAL FUNDS
(SUNAMERICA)/(A)/
SunAmerica 2020 High Watermark Fund
Class I/(az)/

SUNAMERICA SERIES TRUST (SAST)/(A)/
SAST Invesco VCP Value Portfolio       SAST SA JPMorgan Equity-Income
Class 3/(l)/                           Portfolio Class 3/(ae)/
SAST SA AB Growth Portfolio Class 3    SAST SA JPMorgan Global Equities
                                       Portfolio Class 3/(af)/
SAST SA AB Small & Mid Cap Value       SAST SA JPMorgan MFS Core Bond
Portfolio Class 3/(m)/                 Portfolio Class 3
SAST SA American Funds Asset           SAST SA JPMorgan Mid-Cap Growth
Allocation Portfolio Class 3/(n)/      Portfolio Class 3/(ag)/
SAST SA American Funds Global Growth   SAST SA Legg Mason BW Large Cap Value
Portfolio Class 3/(o)/                 Portfolio Class 3
SAST SA American Funds Growth          SAST SA MFS Blue Chip Growth
Portfolio Class 3/(p)/                 Portfolio Class 3/(ah)/
SAST SA American Funds Growth-Income   SAST SA MFS Massachusetts Investors
Portfolio Class 3/(q)/                 Trust Portfolio Class 3
SAST SA American Funds VCP Managed     SAST SA MFS Telecom Utility Portfolio
Asset Allocation Portfolio             Class 3/(ai)/
Class 3/(r)/
SAST SA BlackRock VCP Global Multi     SAST SA MFS Total Return Bond
Asset Portfolio Class 3/(s)/           Portfolio Class 3
SAST SA Boston Company Capital Growth  SAST SA Morgan Stanley International
Portfolio Class 3/(t)/                 Equities Portfolio Class 3/(aj)/
SAST SA Columbia Technology Portfolio  SAST SA Oppenheimer Main Street Large
Class 3/(u)/                           Cap Portfolio Class 3/(ak)/
SAST SA DFA Ultra Short Bond           SAST SA PIMCO VCP Tactical Balanced
Portfolio Class 3/(v)/                 Portfolio Class 3/(al)/
SAST SA Dogs of Wall Street Portfolio  SAST SA PineBridge High-Yield Bond
Class 3/(w)/                           Portfolio Class 3/(am)/
SAST SA Federated Corporate Bond       SAST SA Putnam International Growth
Portfolio Class 3/(x)/                 and Income Portfolio Class 3/(an)/
SAST SA Franklin Foreign Value         SAST SA Pyramis Real Estate Portfolio
Portfolio Class 3/(y)/                 Class 3/(ao)/
SAST SA Franklin Small Company Value   SAST SA Schroder's VCP Global
Portfolio Class 3/(z)/                 Allocation Portfolio Class 3/(ap)/
SAST SA Goldman Sachs Global Bond      SAST SA T. Rowe Price VCP Balanced
Portfolio Class 3/(aa)/                Portfolio Class 3
SAST SA Invesco Growth Opportunities   SAST SA VCP Dynamic Allocation
Portfolio Class 3/(ab)/                Portfolio Class 3/(aq)/
SAST SA Janus Focused Growth           SAST SA VCP Dynamic Strategy
Portfolio Class 3                      Portfolio Class 3/(ar)/
SAST SA JPMorgan Balanced Portfolio    SAST SA WellsCap Aggressive Growth
Class 3/(ac)/                          Portfolio Class 3/(as)/
SAST SA JPMorgan Emerging Markets      SAST SA Large Cap Index Portfolio
Portfolio Class 3/(ad)/                Class 3 /(ay)/
SAST SA Fixed Income Index Portfolio   SAST SA Legg Mason Tactical
Class 3/(ax)/                          Opportunities Portfolio Class 3 /(ay)/
SAST SA Goldman Sachs Multi-Asset      SAST SA Mid Cap Index Portfolio
Insights Portfolio Class 3/(ay)/       Class 3 /(ax)/
SAST SA Index Allocation 60-40         SAST SA Small Cap Index Portfolio
Portfolio Class 3/(ax)/                Class 3 /(ax)/
SAST SA Index Allocation 80-20         SAST T Rowe Price Asset Allocation
Portfolio Class 3/(ax)/                Growth Portfolio Class 3/(ay)/
SAST SA Index Allocation 90-10         SAST SA VCP Index Allocation
Portfolio Class 3/(ax)/                Portfolio Class 3 /(ay)/
SAST SA International Index Portfolio
Class 3/(ax)/

T. ROWE PRICE EQUITY SERIES, INC. (T.
ROWE PRICE)
T. Rowe Price Retirement 2015 Advisor  T. Rowe Price Retirement 2040 Advisor
Class                                  Class
T. Rowe Price Retirement 2020 Advisor  T. Rowe Price Retirement 2045 Advisor
Class                                  Class
T. Rowe Price Retirement 2025 Advisor  T. Rowe Price Retirement 2050 Advisor
Class                                  Class
T. Rowe Price Retirement 2030 Advisor  T. Rowe Price Retirement 2055 Advisor
Class                                  Class
T. Rowe Price Retirement 2035 Advisor  T. Rowe Price Retirement 2060 Advisor
Class                                  Class

VALIC COMPANY I/(AT)/
VALIC Company I Asset Allocation Fund  VALIC Company I International
                                       Equities Index Fund
VALIC Company I Blue Chip Growth Fund  VALIC Company I International
                                       Government Bond Fund
VALIC Company I Broad Cap Value Fund   VALIC Company I International Growth
                                       Fund
VALIC Company I Capital Conservation   VALIC Company I Large Cap Core Fund
Fund
VALIC Company I Core Equity Fund       VALIC Company I Large Cap Growth Fund
VALIC Company I Dividend Value Fund    VALIC Company I Large Capital Growth
                                       Fund
VALIC Company I Dynamic Allocation     VALIC Company I Mid Cap Index Fund
Fund
VALIC Company I Emerging Economies     VALIC Company I Mid Cap Strategic
Fund                                   Growth Fund
VALIC Company I Foreign Value Fund     VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Global Real Estate     VALIC Company I Science & Technology
Fund                                   Fund
VALIC Company I Global Social          VALIC Company I Small Cap Aggressive
Awareness Fund                         Growth Fund
VALIC Company I Global Strategy Fund   VALIC Company I Small Cap Fund
VALIC Company I Government Money       VALIC Company I Small Cap Index Fund
Market I Fund
VALIC Company I Government Securities  VALIC Company I Small Cap Special
Fund                                   Values Fund
VALIC Company I Growth & Income Fund   VALIC Company I Small Mid Growth Fund
VALIC Company I Growth Fund            VALIC Company I Stock Index Fund
VALIC Company I Health Sciences Fund   VALIC Company I Value Fund
VALIC Company I Inflation Protected
Fund

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC COMPANY II/(AT)/
VALIC Company II Aggressive Growth
Lifestyle Fund                         VALIC Company II Mid Cap Growth Fund
VALIC Company II Capital Appreciation
Fund                                   VALIC Company II Mid Cap Value Fund
VALIC Company II Conservative Growth   VALIC Company II Moderate Growth
Lifestyle Fund                         Lifestyle Fund
VALIC Company II Core Bond Fund        VALIC Company II Small Cap Growth Fund
VALIC Company II Government Money
Market II Fund                         VALIC Company II Small Cap Value Fund
VALIC Company II High Yield Bond Fund  VALIC Company II Socially Responsible
                                       Fund
VALIC Company II International
Opportunities Fund                     VALIC Company II Strategic Bond Fund
VALIC Company II Large Cap Value Fund

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, SunAmerica Mutual Funds and SunAmerica Series Trust.
(b)Formerly AST Capital Appreciation Portfolio.
(c)Formerly AST Government and Quality Bond Portfolio.
(d)Formerly AST Strategic Multi-Asset Portfolio. For the periods September 26, 2016 (commencement of operations) to December 31, 2016 and January 1, 2017 to December 31, 2017.
(e)Formerly AST Natural Resources Portfolio.
(f)Formerly SST Allocation Balanced Portfolio.
(g)Formerly SST Allocation Growth Portfolio.
(h)Formerly SST Allocation Moderate Growth Portfolio.
(i)Formerly SST Allocation Moderate Portfolio.
(j)Formerly SST Asset Allocation Diversified Growth Portfolio. For the periods September 26, 2016 (commencement of operations) to December 31, 2016 and January 1, 2017 to December 31, 2017.
(k)Formerly SST Real Return Portfolio.
(l)Formerly SAST VCP Value Portfolio.
(m)Formerly SAST Small & Mid Cap Value Portfolio.
(n)Formerly SAST American Funds Asset Allocation Portfolio.
(o)Formerly SAST American Funds Global Growth Portfolio.
(p)Formerly SAST American Funds Growth Portfolio.
(q)Formerly SAST American Funds Growth-Income Portfolio.
(r)Formerly SAST VCP Managed Asset Allocation SAST Portfolio.
(s)Formerly SAST BlackRock VCP Global Multi-Asset Portfolio.
(t)Formerly SAST Capital Growth Portfolio.
(u)Formerly SAST Technology Portfolio.
(v)Formerly SAST Ultra Short Bond Portfolio.
(w)Formerly SAST Dogs of Wall Street Portfolio.
(x)Formerly SAST Corporate Bond Portfolio.
(y)Formerly SAST Foreign Value Portfolio.
(z)Formerly SAST Small Company Value Portfolio.
(aa)Formerly SAST Global Bond Portfolio.
(ab)Formerly SAST Growth Opportunities Portfolio.
(ac)Formerly SAST Balanced Portfolio.
(ad)Formerly SAST Emerging Markets Portfolio.
(ae)Formerly SAST Growth-Income Portfolio.
(af)Formerly SAST Global Equities Portfolio.
(ag)Formerly SAST Mid-Cap Growth Portfolio.
(ah)Formerly SAST Blue Chip Growth Portfolio.
(ai)Formerly SAST Telecom Utility Portfolio.
(aj)Formerly SAST International Diversified Equities Portfolio.
(ak)Formerly SAST Equity Opportunities Portfolio.
(al)Formerly SAST VCP Total Return Balanced Portfolio.
(am)Formerly SAST High-Yield Bond Portfolio.
(an)Formerly SAST International Growth and Income Portfolio.
(ao)Formerly SAST Real Estate Portfolio.
(ap)Formerly SAST Schroder's VCP Global Allocation Portfolio.
(aq)Formerly SAST Dynamic Allocation Portfolio.
(ar)Formerly SAST Dynamic Strategy Portfolio.
(as)Formerly SAST Aggressive Growth Portfolio.
(at)These are affiliated investment companies. The Company serves as the investment advisor to VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly owned subsidiary of the Company, serves as the transfer agent and accounting services agent to VALIC Company I and II series. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of each series.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(au)The American Beacon Holland Large Cap Growth Fund, in operation for the periods January 1, 2016 to December 31, 2016 and January 1, 2017 to December 15, 2017 (cessation of operations) merged into the American Beacon Bridgeway Large Cap Growth Fund, in operation for the period December 15, 2017 (commencement of operations) to December 31, 2017.
(av)Formerly AST Asset Allocation Portfolio
(aw)Formerly AST Growth Portfolio
(ax)For the period February 3, 2017 (commencement of operations) to December 31, 2017.
(ay)For the period October 9, 2017 (commencement of operations) to December 31, 2017.
(az)For the periods January 1, 2016 to December 31, 2016 and January 1, 2017 to October 31, 2017 (cessation of operations).

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICY

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

INVESTMENTS: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS IN PAYOUT: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

Participants are able to elect assumed interest rates between 3.00 and
6.00 percent in determining annuity payments for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

ACCUMULATION UNIT: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

INCOME TAXES: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. FAIR VALUE MEASUREMENTS

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

..   Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

..   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2017 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2017, and respective hierarchy levels.

4. EXPENSES

Expense charges are applied against the current value of the Separate Account and are paid as follows:

SEPARATE ACCOUNT ANNUAL CHARGES: Deductions for the mortality and expense risk charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

                                        Separate Account Annual
              Products                  Charges
              --------                  ------------------------
              Equity Director           1.60% - 2.10%

              GTS-VA                    0.85% on the first
                                        $10 million

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                        0.425% on the next
                                        $90 million
                                        0.21% on the excess over
                                        $100 million

              GUP                       1.00%

              IMPACT                    0.15% - 1.00%

              Independence Plus         0.15% - 1.00%

              Polaris Choice Elite      1.65% - 1.90%

              Polaris Platinum Elite    1.30% - 1.55% prior to
                                        May 1, 2017

              Polaris Platinum Elite    1.15% - 1.55% after
                                        May 1, 2017

              Portfolio Director        0.15% - 1.25%

              Portfolio Director Group
                Unallocated VA          0.00%

              Potentia                  0.95% - 1.45%

Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

              Products                  Expense Limitations
              --------                  ------------------------
              GTS-VA                    0.6966% on the first
                                        $25,434,267
                                        0.50% on the first
                                        $74,565,733
                                        0.25% on the excess over
                                        $100 million

              GUP                       1.4157% on the first
                                        $359,065,787
                                        1.36% on the next
                                        $40,934,213
                                        1.32% on the excess over
                                        $400 million

CONTRACT MAINTENANCE CHARGE: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A contract maintenance charge of $3.75 is assessed on each contract (except those relating to GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge) by the Company on the last day of the calendar quarter in which the Company receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.

WITHDRAWAL CHARGE: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. The Company applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, the Company currently reimburses or credits certain sub-accounts a portion of the Company's mortality and expense risk charges. Such crediting arrangements are voluntary, and may be changed by the Company at any time. The reimbursements are included on the reimbursement of expenses line of the Statements of Operations and Changes in Net Assets.

The expense reimbursements are credited at the annual rate of 0.25 percent.

SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments to certain products are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PREMIUM TAX CHARGE: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) CHARGE: The Charges for the GMWB rider are assessed quarterly on all policies that have elected this option. The annualized charges by GMWB rider and by product are as follows:

                                                         ANNUALIZED GMWB CHARGE FOR CONTRACTS ISSUED:
                                        -------------------------------------------------------------------------------
  GMWB RIDER           PRODUCTS                 BEFORE OCTOBER 9. 2017               ON OR AFTER OCTOBER 9. 2017
  ----------    ----------------------- --------------------------------------- ---------------------------------------
Polaris Income  Polaris Choice Elite    0.60% to 2.20% for one covered person   0.60% to 2.20% for one covered person
Builder         Polaris Platinum Elite  0.60% to 2.70% for two covered persons  0.60% to 2.70% for two covered persons
Polaris Income  Polaris Choice Elite    0.60% to 2.20% for one covered person   0.60% to 2.50% for one covered person
Plus            Polaris Platinum Elite  0.60% to 2.70% for two covered persons  0.60% to 2.50% for two covered persons
Polaris Income  Polaris Choice Elite    0.60% to 2.20% for one covered person   0.60% to 2.50% for one covered person
Plus Daily      Polaris Platinum Elite  0.60% to 2.70% for two covered persons  0 60% to 2.50% for two covered persons
IncomeLock (1)  Portfolio Director      0 60% to 0.90% for one covered person   Not applicable
                Equity Director         Not available for two covered persons   Not applicable
IncomeLock      Portfolio Director      0.60% to 2.20% for one covered person   Not applicable
Plus (2)        Equity Director         0.60% to 2.70% FOR two covered persons  Not applicable

(1)IncomeLock was not available to contracts issued after July 2, 2012.
(2)IncomeLock Plus was not available to contracts issued after January 2, 2017.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of   Proceeds from
Sub-accounts                                                            Purchases      Sales
------------                                                           ----------- -------------
American Beacon Bridgeway Large Cap Growth Fund                        $67,579,536 $    709,317
American Beacon Holland Large Cap Growth Fund I Investor Class          30,422,112   74,521,668
AST SA BlackRock Multi-Asset Income Portfolio Class 3                      363,516        5,300
AST SA Edge Asset Allocation Portfolio Class 3                              34,855          341
AST SA Wellington Capital Appreciation Portfolio Class 3                   152,247       88,550
AST SA Wellington Government and Quality Bond Portfolio Class 3            825,123       82,755
AST SA Wellington Growth Portfolio Class 3                                   5,701           43
AST SA Wellington Multi-Asset Income Portfolio Class 3                     179,597       14,433
AST SA Wellington Natural Resources Portfolio Class 3                       13,507        2,314
Ariel Appreciation Fund Investor Class                                  60,191,247  117,238,202
Ariel Fund Investor Class                                               30,938,435   60,300,298
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                      509           53
FTVIP Franklin Income VIP Fund Class 2                                     228,594      170,451
Goldman Sachs VIT Government Money Market Fund Service Class             1,663,375    1,588,025
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5             18,171,434   20,511,826
Invesco V.I. Comstock Fund Series II                                       191,451       82,345
Invesco V.I. Growth and Income Fund Series II                              202,837       70,773
Lord Abbett Fund Growth and Income Portfolio Class VC                       35,343        1,769
SST SA Allocation Balanced Portfolio Class 3                             1,301,769      787,890
SST SA Allocation Growth Portfolio Class 3                                 931,329       31,510
SST SA Allocation Moderate Growth Portfolio Class 3                        896,055      288,428
SST SA Allocation Moderate Portfolio Class 3                             1,347,710       40,584
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3        616,007       97,767
SST SA Wellington Real Return Portfolio Class 3                            704,407       31,182
SunAmerica 2020 High Watermark Fund Class I                                     44    7,513,090
SAST Invesco VCP Value Portfolio Class 3                                 6,538,492      361,121
SAST SA AB Growth Portfolio Class 3                                        105,515       27,747
SAST SA AB Small & Mid Cap Value Portfolio Class 3                         275,032       18,044
SAST SA American Funds Asset Allocation Portfolio Class 3                8,721,371      333,695
SAST SA American Funds Global Growth Portfolio Class 3                     272,405       73,826
SAST SA American Funds Growth Portfolio Class 3                            391,900       58,055
SAST SA American Funds Growth-Income Portfolio Class 3                     753,595       48,978
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 3   13,942,635      781,188
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3               8,178,195      326,457
SAST SA Boston Company Capital Growth Portfolio Class 3                     60,120       39,611
SAST SA Columbia Technology Portfolio Class 3                              128,133       14,715
SAST SA DFA Ultra Short Bond Portfolio Class 3                             319,651       24,074
SAST SA Dogs of Wall Street Portfolio Class 3                              672,772      160,974
SAST SA Federated Corporate Bond Portfolio Class 3                       1,076,389      101,439
SAST SA Fixed Income Index Portfolio Class 3                                42,584           46
SAST SA Franklin Foreign Value Portfolio Class 3                            90,130       38,860
SAST SA Franklin Small Company Value Portfolio Class 3                      96,194       13,379
SAST SA Goldman Sachs Global Bond Portfolio Class 3                        639,251       61,361
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3                15,031           32
SAST SA Index Allocation 60-40 Portfolio Class 3                           432,092        3,891
SAST SA Index Allocation 80-20 Portfolio Class 3                         1,579,415       11,828
SAST SA Index Allocation 90-10 Portfolio Class 3                         6,907,961      733,721
SAST SA International Index Portfolio Class 3                                9,122           67
SAST SA Invesco Growth Opportunities Portfolio Class 3                      30,500        1,237
SAST SA Janus Focused Growth Portfolio Class 3                              63,466       24,773
SAST SA JPMorgan Balanced Portfolio Class 3                                490,075       42,180
SAST SA JPMorgan Emerging Markets Portfolio Class 3                         45,324       35,945
SAST SA JPMorgan Equity-Income Portfolio Class 3                           235,831       82,851
SAST SA JPMorgan Global Equities Portfolio Class 3                           2,595           41
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                         1,403,507      106,958
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                           82,246        8,020
SAST SA Large Cap Index Portfolio Class 3                                    3,654            1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                    172,939       54,641
SAST SA Legg Mason Tactical Opportunities Portfolio Class 3                 28,050           18
SAST SA MFS Blue Chip Growth Portfolio Class 3                             123,040       74,770
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3                183,312       79,694
SAST SA MFS Telecom Utility Portfolio Class 3                                4,067       11,279

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                                    Cost of    Proceeds from
Sub-accounts                                                       Purchases       Sales
------------                                                      ------------ -------------
SAST SA MFS Total Return Bond Portfolio Class 3                   $    339,505 $     95,233
SAST SA Mid Cap Index Portfolio Class 3                                 22,804            6
SAST SA Morgan Stanley International Equities Portfolio Class 3        144,983       64,545
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3            121,639       62,363
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3                5,571,759      424,653
SAST SA PineBridge High-Yield Bond Portfolio Class 3                   315,277       19,054
SAST SA Putnam International Growth and Income Portfolio Class 3        30,531       13,158
SAST SA Pyramis Real Estate Portfolio Class 3                           52,101        2,711
SAST SA Schroder's VCP Global Allocation Portfolio Class 3           6,515,937      305,173
SAST SA Small Cap Index Portfolio Class 3                                7,316            2
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3         25,591            7
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                 8,843,082      451,094
SAST SA VCP Dynamic Allocation Portfolio Class 3                    12,753,479    2,710,513
SAST SA VCP Dynamic Strategy Portfolio Class 3                      10,581,471    1,680,455
SAST SA VCP Index Allocation Portfolio Class 3                         324,061        1,767
SAST SA WellsCap Aggressive Growth Portfolio Class 3                    15,641       14,915
T. Rowe Price Retirement 2015 Advisor Class                          6,855,270    5,034,986
T. Rowe Price Retirement 2020 Advisor Class                         10,497,314    3,820,739
T. Rowe Price Retirement 2025 Advisor Class                          9,806,246    2,088,705
T. Rowe Price Retirement 2030 Advisor Class                         11,713,610    1,708,620
T. Rowe Price Retirement 2035 Advisor Class                          9,219,226    1,404,304
T. Rowe Price Retirement 2040 Advisor Class                          9,076,475    1,149,303
T. Rowe Price Retirement 2045 Advisor Class                          6,496,594    1,003,613
T. Rowe Price Retirement 2050 Advisor Class                          4,941,231      220,148
T. Rowe Price Retirement 2055 Advisor Class                          2,458,176       32,968
T. Rowe Price Retirement 2060 Advisor Class                          1,350,572      224,976
VALIC Company I Asset Allocation Fund                               11,258,217   18,463,926
VALIC Company I Blue Chip Growth Fund                               70,103,128   85,049,675
VALIC Company I Broad Cap Value Fund                                 8,543,392    8,092,310
VALIC Company I Capital Conservation Fund                           36,117,666   24,949,026
VALIC Company I Core Equity Fund                                    12,073,611   25,332,089
VALIC Company I Dividend Value Fund                                188,215,498  162,560,418
VALIC Company I Dynamic Allocation Fund                              7,564,562   31,627,011
VALIC Company I Emerging Economies Fund                             68,578,869   90,209,389
VALIC Company I Foreign Value Fund                                  47,992,938   74,343,094
VALIC Company I Global Real Estate Fund                             43,719,415   76,520,700
VALIC Company I Global Social Awareness Fund                        18,895,677   39,916,017
VALIC Company I Global Strategy Fund                                16,115,026   60,803,690
VALIC Company I Government Money Market I Fund                      77,092,439  102,738,603
VALIC Company I Government Securities Fund                          16,005,009   21,543,316
VALIC Company I Growth & Income Fund                                22,675,197   22,321,386
VALIC Company I Growth Fund                                        170,458,954   74,159,628
VALIC Company I Health Sciences Fund                                95,179,144  107,018,950
VALIC Company I Inflation Protected Fund                            80,742,716   37,261,662
VALIC Company I International Equities Index Fund                  327,395,352   86,907,139
VALIC Company I International Government Bond Fund                  31,649,605   51,316,775
VALIC Company I International Growth Fund                           16,955,582   47,451,370
VALIC Company I Large Cap Core Fund                                 20,435,050   18,328,199
VALIC Company I Large Capital Growth Fund                           18,753,794   38,256,321
VALIC Company I Mid Cap Index Fund                                 350,996,522  364,832,910
VALIC Company I Mid Cap Strategic Growth Fund                       22,064,257   26,735,402
VALIC Company I Nasdaq-100 Index Fund                               52,727,739   27,118,216
VALIC Company I Science & Technology Fund                           99,257,542   80,666,529
VALIC Company I Small Cap Aggressive Growth Fund                    15,600,724   19,107,298
VALIC Company I Small Cap Fund                                      27,778,122   41,560,050
VALIC Company I Small Cap Index Fund                               102,862,098  122,860,858
VALIC Company I Small Cap Special Values Fund                       28,095,569   44,413,942
VALIC Company I Small Mid Growth Fund                                9,533,105   13,605,031
VALIC Company I Stock Index Fund                                   409,624,145  401,125,993
VALIC Company I Value Fund                                           3,384,028   14,032,475
VALIC Company II Aggressive Growth Lifestyle Fund                   63,063,904   40,650,648
VALIC Company II Capital Appreciation Fund                           6,711,239    6,291,626
VALIC Company II Conservative Growth Lifestyle Fund                 31,378,363   36,548,246
VALIC Company II Core Bond Fund                                    189,165,299   76,499,198
VALIC Company II Government Money Market II Fund                    45,640,466   56,012,238
VALIC Company II High Yield Bond Fund                               85,334,676   52,449,287
VALIC Company II International Opportunities Fund                   62,210,945   67,907,686
VALIC Company II Large Cap Value Fund                               20,222,619   46,618,771

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                  Cost of    Proceeds from
Sub-accounts                                                     Purchases       Sales
------------                                                    ------------ -------------
VALIC Company II Mid Cap Growth Fund                            $ 14,494,643 $  9,810,854
VALIC Company II Mid Cap Value Fund                               64,428,507  171,123,593
VALIC Company II Moderate Growth Lifestyle Fund                  100,300,311   75,678,714
VALIC Company II Small Cap Growth Fund                            34,281,420   12,620,617
VALIC Company II Small Cap Value Fund                             35,714,595  103,274,034
VALIC Company II Socially Responsible Fund                        70,221,994  107,931,356
VALIC Company II Strategic Bond Fund                              48,279,264   38,262,139
Vanguard LifeStrategy Conservative Growth Fund Investor Shares    10,565,514   12,783,344
Vanguard LifeStrategy Growth Fund Investor Shares                 18,607,770   22,717,043
Vanguard LifeStrategy Moderate Growth Fund Investor Shares        23,898,784   22,858,464
Vanguard Long-Term Investment Grade Fund Investor Shares          54,382,266   71,917,236
Vanguard Long-Term Treasury Fund Investor Shares                  11,612,076   43,366,965
Vanguard Wellington Fund Investor Shares                         162,035,454  130,732,211
Vanguard Windsor II Fund Investor Shares                         150,133,182  175,136,327

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2017, follows:

                                                     December 31, 2017                     For the Year Ended December 31, 2017
                                         ----------------------------------------------  ----------------------------------------
                                                                                         Investment Expense Ratio   Total Return
                                                     Unit Value ($)/(a)/                   Income      (%)/(d)/       (%)/(e)/
                                                     -------------------      Net          Ratio    -------------- --------------
Sub-accounts                                Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest Highest
------------                             ----------- ------    -------   --------------  ---------- ------ ------- ------ -------
American Beacon Bridgeway Large Cap
  Growth Fund                             65,555,598             1.01      66,441,706       0.00     0.40   1.85    1.33    1.38
American Beacon Holland Large Cap
  Growth Fund I Investor Class                30,239  1.32       2.27          78,594       0.07     0.80   1.00   21.60   25.49
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                           38,503 11.74      11.96         457,385       3.02     1.15   1.55    4.52   19.61
AST SA Edge Asset Allocation Portfolio
  Class 3                                      1,804            18.36          33,128       2.38            1.30           12.01
AST SA Wellington Capital Appreciation
  Portfolio Class 3                           36,697 29.04      31.04       1,128,049       0.00     1.30   1.90   29.96   30.74
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             177,337 11.46      12.71       2,195,706       1.53     1.15   1.90   -0.01   27.13
AST SA Wellington Growth Portfolio
  Class 3                                        331            18.52           6,122       0.72            1.55           17.65
AST SA Wellington Multi-Asset Income
  Portfolio Class 3                           14,929 11.32      11.38         169,675       0.12     1.15   1.55   14.28   14.74
AST SA Wellington Natural Resources
  Portfolio Class 3                            2,950  9.30       9.52          27,938       2.85     1.30   1.55   13.01   13.30
Ariel Appreciation Fund Investor Class    98,592,900  1.87       2.20     371,011,142       0.76     0.40   1.85   13.00   14.64
Ariel Fund Investor Class                113,721,677  1.93       2.09     446,661,921       0.68     0.40   1.85   13.77   15.42
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                    283            14.55           4,124       2.62            1.30           10.54
FTVIP Franklin Income VIP Fund
  Class 2                                     52,202 14.81      15.34         739,389       4.10     1.30   1.65    8.26   10.69
Goldman Sachs VIT Government Money
  Market Fund Service Class                   25,497  9.80       9.86         250,713       0.79     1.15   1.55   -1.37   -1.03
Invesco V.I. Balanced-Risk Commodity
  Strategy Fund Class R5                 301,492,189  0.64       0.70     202,795,328       0.03     0.40   1.85    2.97    4.47
Invesco V.I. Comstock Fund Series II          59,903 18.26      19.39       1,148,183       2.04     1.30   1.90   15.37   16.06
Invesco V.I. Growth and Income Fund
  Series II                                   67,621 18.50      19.65       1,314,135       1.36     1.30   1.90   11.90   12.57
Lord Abbett Fund Growth and Income
  Portfolio Class VC                           8,155 16.28      16.63         124,750       1.46     1.30   1.55   15.06   15.41
SST SA Allocation Balanced Portfolio
  Class 3                                     66,966 15.39      16.11       1,048,256       2.14     1.15   1.55    3.00    8.83
SST SA Allocation Growth Portfolio
  Class 3                                     86,388 17.05      17.88       1,502,872       1.24     1.15   1.55    6.88   16.02
SST SA Allocation Moderate Growth
  Portfolio Class 3                           88,920 15.81      16.80       1,439,760       1.66     1.15   1.65    6.06   13.27
SST SA Allocation Moderate Portfolio
  Class 3                                    136,804 15.88      16.66       2,211,165       2.00     1.15   1.55    5.07   11.55
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3        41,090 12.13      12.19         500,336       1.48     1.15   1.55   17.65   18.12
SST SA Wellington Real Return Portfolio
  Class 3                                    102,432 10.98      11.84       1,180,311       2.81     1.15   1.90    0.02   18.42
SunAmerica 2020 High Watermark Fund
  Class I                                         --  1.14       1.20              --       0.00     0.85   1.25    1.57    1.91
SAST Invesco VCP Value Portfolio
  Class 3                                  1,291,189 13.22      13.47      17,272,557       0.98     1.15   1.55    8.30   34.68
SAST SA AB Growth Portfolio Class 3           13,868 24.72      25.65         355,077       0.00     1.30   1.65   29.52   29.97
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                           25,769 22.56      24.50         613,193       0.12     1.15   1.90    4.05   10.68
SAST SA American Funds Asset
  Allocation Portfolio Class 3               653,413 17.48      31.76      11,879,037       0.91     1.15   1.65    7.76   14.00
SAST SA American Funds Global
  Growth Portfolio Class 3                    44,254 19.98      21.73         933,189       0.99     1.15   1.90    4.83   28.64
SAST SA American Funds Growth
  Portfolio Class 3                           42,455 20.74      22.51         928,454       0.44     1.15   1.90    2.26   25.54
SAST SA American Funds Growth-
  Income Portfolio Class 3                    86,728 19.47      20.58       1,738,836       1.70     1.15   1.65    3.08   20.04
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                                  2,576,285 13.81      14.17      36,220,476       0.82     1.15   1.65    5.54   12.59
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                  1,843,729 11.43      11.54      21,210,431       0.01     1.15   1.65   10.21   10.76
SAST SA Boston Company Capital
  Growth Portfolio Class 3                    29,288 17.44      18.60         538,798       0.09     1.30   1.90   21.17   21.89
SAST SA Columbia Technology
  Portfolio Class 3                            7,031 27.02      27.63         190,104       0.00     1.15   1.30   -3.88   33.11
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                           56,923  8.59       9.10         505,905       0.03     1.15   1.65   -9.04   -1.18
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     74,886 24.47      26.08       1,938,614       2.25     1.30   1.90   16.30   17.00
SAST SA Federated Corporate Bond
  Portfolio Class 3                          176,949 16.11      18.13       3,117,512       4.51     1.15   1.90    1.06    6.05
SAST SA Fixed Income Index Portfolio
  Class 3                                      4,255            10.02          42,630       0.00     1.15   1.30    0.16    0.20
SAST SA Franklin Foreign Value
  Portfolio Class 3                           44,335 11.58      12.57         539,649       2.68     1.15   1.90   19.18   25.74
SAST SA Franklin Small Company
  Value Portfolio Class 3                     16,956 18.51      20.10         330,857       0.39     1.15   1.90    1.81    7.49
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                          123,240 12.02      12.94       1,552,906       2.98     1.15   1.90    3.21   29.41
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3                   1,461            10.30          15,048       0.00            1.15            2.99
SAST SA Index Allocation 60-40
  Portfolio Class 3                           39,466 10.97      11.01         433,934       0.45     1.15   1.55    9.67   10.06
SAST SA Index Allocation 80-20
  Portfolio Class 3                          142,179 11.27      11.31       1,606,337       0.97     1.15   1.55   12.69   13.09
SAST SA Index Allocation 90-10
  Portfolio Class 3                          563,893 11.44      11.48       6,466,080       1.02     1.15   1.55   14.37   14.78
SAST SA International Index Portfolio
  Class 3                                        880            10.34           9,104       0.00            1.30            3.44
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                            2,940 22.12      22.63          65,349       0.00     1.15   1.30    3.18   22.94
SAST SA Janus Focused Growth
  Portfolio Class 3                           17,257 19.17      20.43         348,761       0.00     1.30   1.90   27.39   28.16
SAST SA JPMorgan Balanced Portfolio
  Class 3                                     59,487 17.91      18.69       1,092,156       1.50     1.15   1.55    2.94   12.52
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                           20,297 12.93      13.77         277,098       1.88     1.30   1.90   39.26   40.10
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                           67,111 18.96      20.68       1,335,206       2.04     1.15   1.90    6.77   15.78
SAST SA JPMorgan Global Equities
  Portfolio Class 3                              319            15.61           4,978       2.18            1.30           22.43
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                          240,116 13.36      14.66       3,404,288       2.39     1.15   1.90    0.51    2.27
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                            6,478 24.37      25.76         160,286       0.00     1.15   1.65    2.07   27.21
SAST SA Large Cap Index Portfolio
  Class 3                                        347            10.49           3,642       0.00            1.30            4.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                     44,911 18.15      19.26         855,318       1.58     1.30   1.90   18.02   18.72

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   December 31, 2017                     For the Year Ended December 31, 2017
                                       ----------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   ------------------- --------------    Ratio    -------------- --------------
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 3            2,755            10.29           28,331      0.14            1.15             2.85
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                         32,737 20.03      21.93          693,096      0.49     1.15   1.90    7.08    24.34
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                   59,144 20.52      21.93        1,281,620      0.84     1.30   1.90   20.80    21.52
SAST SA MFS Telecom Utility
  Portfolio Class 3                          1,893            19.46           36,825      2.42            1.30            13.24
SAST SA MFS Total Return Bond
  Portfolio Class 3                         41,469 16.92      17.32          703,882      2.65     1.15   1.30    4.92    10.50
SAST SA Mid Cap Index Portfolio
  Class 3                                    2,178            10.45           22,760      0.00            1.30             4.50
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                58,849 11.52      12.26          714,257      1.00     1.30   1.90   22.40    23.13
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3               53,832 18.75      20.42        1,066,784      0.85     1.15   1.90    3.45    14.39
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3             1,633,718 12.83      13.13       21,292,596      0.19     1.15   1.65   14.29    31.28
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                         39,223 15.18      16.63          630,137      7.36     1.15   1.90   -0.07    10.84
SAST SA Putnam International Growth
  and Income Portfolio Class 3              12,185 10.27      10.65          128,806      1.35     1.30   1.65   22.16    22.58
SAST SA Pyramis Real Estate Portfolio
  Class 3                                    7,236 12.85      13.13           94,373      2.68     1.30   1.55    3.51     3.77
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3           1,099,143 12.05      12.14       13,307,811      0.00     1.15   1.55   11.36    11.80
SAST SA Small Cap Index Portfolio
  Class 3                                      717            10.15            7,283      0.00            1.30             1.53
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio Class 3        2,485            10.29           25,568      0.26            1.30             2.88
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                      1,632,204 12.34      12.46       20,286,212      0.04     1.15   1.65   16.96    17.55
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                      4,224,848 13.85      14.48       60,636,054      1.17     1.15   1.90   10.94    17.70
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                      3,596,318 13.64      14.22       50,719,252      1.14     1.15   1.90    8.32    27.28
SAST SA VCP Index Allocation
  Portfolio Class 3                         31,649            10.39          328,875      0.32     1.15   1.30    3.91     3.95
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3                   5,754 16.61      17.53           96,543      0.00     1.15   1.55    8.32    27.28
T. Rowe Price Retirement 2015 Advisor
  Class                                  6,941,929  1.16       1.18        8,061,513      1.80     0.40   1.00   11.99    12.66
T. Rowe Price Retirement 2020 Advisor
  Class                                 18,329,571  1.19       1.21       21,791,463      1.86     0.40   1.00   14.35    15.04
T. Rowe Price Retirement 2025 Advisor
  Class                                 16,182,459  1.21       1.23       19,613,699      1.75     0.40   1.00   16.21    16.91
T. Rowe Price Retirement 2030 Advisor
  Class                                 18,009,073  1.23       1.25       22,212,775      1.66     0.40   1.00   17.97    18.68
T. Rowe Price Retirement 2035 Advisor
  Class                                 14,111,849  1.25       1.27       17,629,572      1.59     0.40   1.00   19.40    20.12
T. Rowe Price Retirement 2040 Advisor
  Class                                 13,688,485  1.26       1.28       17,255,687      1.41     0.40   1.00   20.47    21.20
T. Rowe Price Retirement 2045 Advisor
  Class                                  8,755,032  1.27       1.29       11,088,785      1.41     0.40   1.00   20.86    21.59
T. Rowe Price Retirement 2050 Advisor
  Class                                  6,781,366  1.27       1.29        8,588,190      1.54     0.40   1.00   20.88    21.60
T. Rowe Price Retirement 2055 Advisor
  Class                                  3,136,305  1.26       1.29        3,969,530      1.61     0.40   1.00   20.85    21.58
T. Rowe Price Retirement 2060 Advisor
  Class                                  1,630,664             1.27        2,065,199      1.52     0.80   1.00   20.13    20.85
VALIC Company I Asset Allocation
  Fund                                  19,687,755  1.49       1.74      169,985,814      2.26     0.40   1.85   11.18    12.80
VALIC Company I Blue Chip Growth
  Fund                                 268,377,083  1.41       2.48      677,387,157      0.00     0.00   1.85   33.72    36.21
VALIC Company I Broad Cap Value
  Fund                                  23,917,635  1.94       1.98       53,146,967      1.37     0.40   1.85   15.98    17.67
VALIC Company I Capital
  Conservation Fund                     41,760,249  1.09       1.39      157,163,167      2.21     0.40   1.85    1.62     3.10
VALIC Company I Core Equity Fund        59,147,729  1.84       2.01      260,339,105      1.06     0.40   1.85   18.82    20.55
VALIC Company I Dividend Value
  Fund                                 211,950,225  1.87       2.08      749,009,037      1.85     0.40   1.85   15.91    17.60
VALIC Company I Dynamic Allocation
  Fund                                 184,019,647  1.34       1.44      256,696,371      1.84     0.40   1.85   17.98    19.74
VALIC Company I Emerging
  Economies Fund                       705,849,703  0.87       1.12      827,618,593      1.38     0.40   1.85   38.69    40.70
VALIC Company I Foreign Value Fund     557,899,484  1.08       1.23      835,931,366      1.87     0.00   1.85   14.86    17.00
VALIC Company I Global Real Estate
  Fund                                 202,170,993  1.44       1.60      305,291,918      4.25     0.40   1.85   11.76    13.39
VALIC Company I Global Social
  Awareness Fund                        62,001,730  1.59       1.76      438,775,790      1.65     0.40   1.85   20.47    22.22
VALIC Company I Global Strategy
  Fund                                 189,404,761  1.41       1.63      402,925,907      0.95     0.40   1.85   11.48    13.10
VALIC Company I Government Money
  Market I Fund                        151,958,592  0.88       1.00      298,449,002      0.37     0.40   1.85   -1.46    -0.02
VALIC Company I Government
  Securities Fund                       29,772,524  1.05       1.30      103,623,831      2.41     0.40   1.85    0.17     1.63
VALIC Company I Growth & Income
  Fund                                  27,155,285  1.75       1.94      122,471,889      1.13     0.40   1.85   18.85    20.58
VALIC Company I Growth Fund            500,617,337  2.05       2.14    1,156,870,571      0.73     0.40   1.85   27.86    29.72
VALIC Company I Health Sciences
  Fund                                 147,159,519  3.27       3.80      753,751,250      0.00     0.40   1.85   25.33    27.15
VALIC Company I Inflation Protected
  Fund                                 356,598,447  1.05       1.06      475,521,264      0.24     0.00   1.85    2.94     4.86
VALIC Company I International
  Equities Index Fund                  592,146,213  1.02       1.25    1,314,892,996      2.33     0.40   1.85   22.08    23.86
VALIC Company I International
  Government Bond Fund                  56,030,138  1.03       1.36      175,219,643      0.00     0.40   1.85    6.13     7.67
VALIC Company I International
  Growth Fund                          128,589,034  1.24       1.37      429,090,653      1.41     0.40   1.85   25.30    27.12
VALIC Company I Large Cap Core
  Fund                                  56,932,870  2.16       2.43      162,489,954      0.94     0.40   1.85   19.22    20.95
VALIC Company I Large Capital
  Growth Fund                          192,008,244  1.83       1.86      433,864,557      0.69     0.40   1.85   26.20    28.03
VALIC Company I Mid Cap Index
  Fund                                 151,102,680  2.01       2.29    3,368,306,160      1.18     0.40   1.85   13.79    15.45
VALIC Company I Mid Cap Strategic
  Growth Fund                          102,563,019  1.73       1.74      267,375,959      0.00     0.40   1.85   23.97    25.78
VALIC Company I Nasdaq-100 Index
  Fund                                 233,595,865  2.66       2.90      405,176,660      0.67     0.40   1.85   29.87    31.76
VALIC Company I Science &
  Technology Fund                      171,772,064  2.47       2.73    1,235,770,150      0.00     0.40   1.85   38.74    40.75
VALIC Company I Small Cap
  Aggressive Growth Fund                46,038,834  2.13       2.50      135,783,972      0.00     0.40   1.85   35.36    37.33
VALIC Company I Small Cap Fund          56,550,062  1.86       2.04      319,532,678      0.29     0.40   1.85   12.62    14.26
VALIC Company I Small Cap Index
  Fund                                 150,551,361  1.88       2.02    1,116,403,270      1.05     0.40   1.85   12.29    13.92
VALIC Company I Small Cap Special
  Values Fund                          108,543,231  1.97       2.26      235,467,713      1.00     0.60   1.85    9.22    10.58
VALIC Company I Small Mid Growth
  Fund                                  57,916,161  1.79       1.90      116,510,136      0.00     0.40   1.85   25.43    27.25
VALIC Company I Stock Index Fund       420,173,995  2.12      98.82    4,581,664,951      1.48     0.33   1.85   19.20    21.02
VALIC Company I Value Fund              36,999,386  1.69       1.86       92,102,037      1.70     0.40   1.85   13.23    14.88
VALIC Company II Aggressive Growth
  Lifestyle Fund                       175,049,393  1.64       1.73      597,400,403      1.79     0.15   1.60   14.42    16.09

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2017                     For the Year Ended December 31, 2017
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company II Capital
  Appreciation Fund                  19,345,424  1.86      2.04        41,498,943      0.47     0.15   1.60   21.78    23.55
VALIC Company II Conservative
  Growth Lifestyle Fund             113,512,838  1.36      3.23       339,604,862      2.57     0.35   1.60    8.50     9.86
VALIC Company II Core Bond Fund     497,723,255  1.07      1.14     1,023,246,404      2.46     0.00   1.60    2.95     4.60
VALIC Company II Government
  Money Market II Fund              101,543,860  0.90      1.02       123,795,829      0.33     0.15   1.60   -1.26     0.18
VALIC Company II High Yield Bond
  Fund                              173,436,602  1.35      1.64       495,903,122      4.63     0.15   1.60    6.20     7.75
VALIC Company II International
  Opportunities Fund                225,444,336  1.32      1.51       684,261,194      1.31     0.15   1.60   37.15    39.15
VALIC Company II Large Cap Value
  Fund                               57,219,062  1.66      1.96       203,476,187      1.32     0.15   1.60   13.23    14.88
VALIC Company II Mid Cap Growth
  Fund                               54,538,747  1.70      1.73       136,586,222      0.00     0.15   1.60   29.51    31.40
VALIC Company II Mid Cap Value
  Fund                              134,638,078  1.83      1.92       876,439,667      0.57     0.15   1.60   12.66    14.30
VALIC Company II Moderate Growth
  Lifestyle Fund                    273,875,279  1.53      1.74       927,236,654      2.12     0.15   1.60   11.81    13.44
VALIC Company II Small Cap Growth
  Fund                               32,109,839  2.14      2.26       126,112,240      0.00     0.15   1.60   39.22    41.25
VALIC Company II Small Cap Value
  Fund                               96,767,255  1.74      1.93       433,221,890      0.86     0.15   1.60    3.28     4.78
VALIC Company II Socially
  Responsible Fund                  239,129,520  1.31      2.20       779,504,963      1.36     0.00   1.60   18.75    20.65
VALIC Company II Strategic Bond
  Fund                              206,604,694  1.24      1.63       612,659,053      3.64     0.15   1.60    5.12     6.65
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares        41,049,609  1.31      1.47        91,831,292      2.23     0.65   2.10    8.68    10.27
Vanguard LifeStrategy Growth Fund
  Investor Shares                    94,056,973  1.60      2.86       250,146,680      2.22     0.85   2.10   16.74    18.21
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares       101,919,583  1.46      1.54       255,132,358      2.24     0.65   2.10   12.66    14.30
Vanguard Long-Term Investment
  Grade Fund Investor Shares         76,473,321  1.51      2.05       290,216,586      3.61     0.40   1.85    9.88    11.48
Vanguard Long-Term Treasury Fund
  Investor Shares                    62,988,883  1.39      1.85       222,624,818      2.66     0.40   1.85    6.60     8.15
Vanguard Wellington Fund Investor
  Shares                            426,658,543  1.24      1.69     1,988,511,026      2.48     0.00   2.10   12.35    14.72
Vanguard Windsor II Fund Investor
  Shares                            397,426,878  1.73      1.93     1,798,668,358      1.97     0.65   2.10   14.36    16.03

                                                    December 31, 2016                     For the Year Ended December 31 2016
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Beacon Holland Large Cap
  Growth Fund I Investor Class           32,266,230  1.59       1.87      57,402,067       0.00     0.60   1.85    0.01     1.27
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3                    8,433            11.34          95,603       3.28            1.30             4.90
AST SA Wellington Capital
  Appreciation Portfolio Class 3             36,912 22.35      23.74         868,788       0.00     1.30   1.90   -0.18     0.42
AST SA Wellington Government and
  Quality Bond Portfolio Class 3            117,329 11.61      12.25       1,428,187       1.26     1.30   1.90   -2.67    -0.09
AST SA Wellington Natural Resources
  Portfolio Class 3                           1,604             8.40          13,477       3.61            1.30            27.97
Ariel Appreciation Fund Investor Class  125,520,695  1.65       1.92     415,560,302       0.67     0.40   1.85   10.60    12.22
Ariel Fund Investor Class               127,747,087  1.70       1.81     438,241,476       0.29     0.40   1.85   13.45    15.10
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                   266            13.16           3,499       3.54            1.30            11.72
FTVIP Franklin Income VIP Fund
  Class 2                                    46,142 13.38      14.17         645,658       5.09     1.30   1.90   11.88    12.55
Goldman Sachs VIT Government
  Money Market Fund Service Class            17,691  9.90       9.92         175,364       0.04     1.30   1.55   -1.00    -0.84
Invesco V.I. Balanced-Risk Commodity
  Strategy Fund Class R5                301,402,901  0.62       0.66     195,116,290       2.36     0.60   1.85    9.91    11.29
Invesco V.I. Comstock Fund Series II         56,339 15.82      16.70         931,540       1.47     1.30   1.90   14.79    15.48
Invesco V.I. Growth and Income Fund
  Series II                                  62,992 16.53      17.46       1,088,719       0.99     1.30   1.90   17.19    17.89
Lord Abbett Fund Growth and Income
  Portfolio Class VC                          6,154 14.58      14.86          91,268       2.67     1.30   1.55   15.32    15.61
SST SA Allocation Balanced Portfolio
  Class 3                                    34,416 14.14      14.40         491,121       1.74     1.30   1.55    3.62     3.88
SST SA Allocation Growth Portfolio
  Class 3                                    33,942 14.70      14.98         506,053       2.31     1.30   1.55    4.12     4.38
SST SA Allocation Moderate Growth
  Portfolio Class 3                          52,648 13.96      14.39         739,763       1.76     1.30   1.65    3.93     4.29
SST SA Allocation Moderate Portfolio
  Class 3                                    56,236 14.24      14.49         803,369       1.87     1.30   1.55    3.95     4.21
SST SA Wellington Real Return
  Portfolio Class 3                          45,485 10.98      11.46         515,635       0.00     1.30   1.90    1.75     2.36
SunAmerica 2020 High Watermark
  Fund Class I                            6,492,610  1.13       1.18       7,332,778       2.83     0.85   1.25    0.27     0.67
SAST Invesco VCP Value Portfolio
  Class 3                                   802,230 12.21      12.32       9,879,362       0.66     1.30   1.55    8.16     8.43
SAST SA AB Growth Portfolio Class 3          11,303 19.08      19.74         222,745       0.00     1.30   1.65    0.88     1.24
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                          16,090 20.38      21.51         342,554       0.17     1.30   1.90   22.31    23.04
SAST SA American Funds Asset
  Allocation Portfolio Class 3              180,815 14.96      15.81       2,808,498       2.14     1.30   1.90    7.69     7.77
SAST SA American Funds Global
  Growth Portfolio Class 3                   37,883 15.53      16.41         617,828       2.01     1.30   1.90   -1.54    -0.95
SAST SA American Funds Growth
  Portfolio Class 3                          30,147 16.52      17.43         520,813       0.35     1.30   1.90    7.13     7.77
SAST SA American Funds Growth-
  Income Portfolio Class 3                   58,048 16.22      16.70         967,240       1.43     1.30   1.65    9.39     9.78
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                                 1,625,830 12.27      12.44      20,214,005       0.77     1.30   1.65    5.26     5.62
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3           1,113,436 10.37      10.40      11,580,535       0.06     1.30   1.65    3.67     4.01
SAST SA Boston Company Capital
  Growth Portfolio Class 3                   27,812 14.39      15.26         420,253       0.00     1.30   1.90    0.18     0.78
SAST SA Columbia Technology
  Portfolio Class 3                           3,283 19.91      20.30          66,469       0.00     1.30   1.55   14.75    15.04
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                          22,197  8.69       8.96         209,131       0.00     1.30   1.65   -1.97    -1.63
SAST SA Dogs of Wall Street Portfolio
  Class 3                                    59,711 21.04      22.29       1,320,918       1.98     1.30   1.90   15.43    16.12
SAST SA Federated Corporate Bond
  Portfolio Class 3                         126,890 15.97      16.88       2,115,527       3.91     1.30   1.90    4.29     7.08
SAST SA Franklin Foreign Value
  Portfolio Class 3                          40,197  9.72      10.24         408,274       1.91     1.30   1.90   -0.74    -0.15
SAST SA Franklin Small Company
  Value Portfolio Class 3                    14,310 17.22      18.16         257,984       0.47     1.30   1.90   28.11    28.88
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                          78,294 11.40      12.02         938,530       0.08     1.30   1.90   -0.95    -0.25

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2016                     For the Year Ended December 31 2016
                                     ----------------------------------------------  ----------------------------------------
                                                                          Net        Investment    Expense         Total
                                                 Unit Value ($)/(a)/ Assets ($)/(b)/   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 ------------------- --------------    Ratio    -------------- --------------
                                        Units    Lowest    Highest                    (%)/(c)/  Lowest Highest Lowest  Highest
           Sub-accounts              ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Invesco Growth
  Opportunities Portfolio Class 3          1,591            17.99           28,621      0.00            1.30             2.32
SAST SA Janus Focused Growth
  Portfolio Class 3                       16,283 15.05      15.94          256,997      0.00     1.30   1.90    -3.54   -2.96
SAST SA JPMorgan Balanced
  Portfolio Class 3                       36,719 15.92      16.24          595,830      1.88     1.30   1.55     5.26    5.52
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3               19,458  9.28       9.83          189,777      1.89     1.30   1.90     8.36    9.01
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                       62,380 16.38      17.23        1,066,113      1.95     1.30   1.90    13.10   13.78
SAST SA JPMorgan Global Equities
  Portfolio Class 3                          141            12.75            1,800      0.61            1.30             4.04
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                      150,574 11.65      13.90        2,067,602      1.99     1.30   1.90     1.18    1.79
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                        3,481 19.16      19.73           67,576      0.00     1.30   1.65    -1.68   -1.34
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                 39,617 15.38      16.23          636,897      0.71     1.30   1.90    12.17   12.84
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                       30,624 16.11      17.05          518,139      0.45     1.30   1.90     4.09    4.72
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3       54,991 16.99      18.04          981,427      0.73     1.30   1.90     6.33    6.97
SAST SA MFS Telecom Utility
  Portfolio Class 3                        2,333 16.74      17.18           39,868      4.37     1.30   1.55     8.60    8.87
SAST SA MFS Total Return Bond
  Portfolio Class 3                       29,294 15.02      15.32          480,060      2.72     1.30   1.55     7.13    7.40
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                                 51,515  9.41       9.96          508,712      1.08     1.30   1.90    -4.04   -3.46
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3             51,588 16.39      17.33          889,133      0.57     1.30   1.90     9.29    9.95
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3           1,270,952 11.22      11.37       14,441,076      0.00     1.30   1.65     5.04    5.40
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3                  22,591 14.13      15.01          330,929      8.15     1.30   1.90    13.00   16.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                                 10,671  8.41       8.69           91,918      0.71     1.30   1.65    -0.40   -0.05
SAST SA Pyramis Real Estate
  Portfolio Class 3                        4,272 12.41      12.65           53,937      2.05     1.30   1.55     6.70    6.96
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3           553,684 10.82      10.84        6,003,699      0.00     1.30   1.55     8.19    8.45
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3             890,030 10.55      10.59        9,423,063      0.34     1.30   1.65     6.72    6.82
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                    3,549,403 11.77      12.12       43,002,007      1.75     1.30   1.90     2.55    3.16
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                    2,976,061 11.75      12.07       35,910,454      1.67     1.30   1.90     3.18    3.80
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3                 5,710 13.05      13.34           74,893      0.00     1.30   1.55     5.47    5.73
T. Rowe Price Retirement 2015
  Advisor Class                        5,704,323  1.04       1.05        5,915,079      2.31     0.40   1.00     5.97    6.61
T. Rowe Price Retirement 2020
  Advisor Class                       13,032,049  1.04       1.05       13,544,551      2.00     0.40   1.00     6.09    6.72
T. Rowe Price Retirement 2025
  Advisor Class                        9,816,678  1.04       1.05       10,232,738      1.84     0.40   1.00     6.18    6.82
T. Rowe Price Retirement 2030
  Advisor Class                        9,928,524  1.04       1.06       10,376,356      1.78     0.40   1.00     6.35    6.99
T. Rowe Price Retirement 2035
  Advisor Class                        7,748,441             1.05        8,104,234      1.68     0.60   1.00     6.29    6.71
T. Rowe Price Retirement 2040
  Advisor Class                        7,310,704  1.05       1.06        7,646,811      1.46     0.40   1.00     6.27    6.91
T. Rowe Price Retirement 2045
  Advisor Class                        4,316,183  1.05       1.06        4,519,088      1.45     0.40   1.00     6.41    7.04
T. Rowe Price Retirement 2050
  Advisor Class                        2,927,475  1.05       1.06        3,065,383      1.49     0.40   1.00     6.39    7.03
T. Rowe Price Retirement 2055
  Advisor Class                        1,140,956  1.05       1.06        1,194,321      1.44     0.40   1.00     6.39    7.03
T. Rowe Price Retirement 2060
  Advisor Class                          708,969  1.05       1.06          742,650      1.21     0.80   1.00     6.38    7.02
VALIC Company I Asset Allocation
  Fund                                20,870,982  1.34       8.95      160,419,945      2.03     0.60   1.85     5.35    6.67
VALIC Company I Blue Chip Growth
  Fund                               296,981,404  1.85       2.00      556,809,759      0.00     0.60   1.85    -0.99    0.25
VALIC Company I Broad Cap Value
  Fund                                24,571,826  1.71       1.99       46,787,694      1.39     0.60   1.85    11.76   13.17
VALIC Company I Capital
  Conservation Fund                   38,515,466  1.08       4.19      144,459,223      2.05     0.60   1.85     0.40    1.66
VALIC Company I Core Equity Fund      64,571,955  1.52       1.69      236,958,128      1.08     0.40   1.85    10.65   12.26
VALIC Company I Dividend Value
  Fund                               223,573,305  1.59       1.80      675,597,795      2.12     0.40   1.85    14.58   16.25
VALIC Company I Dynamic
  Allocation Fund                    205,756,033  1.14       1.19      241,268,323      2.00     0.60   1.85     2.93    4.22
VALIC Company I Emerging
  Economies Fund                     733,157,892  0.62       0.81      614,843,884      2.60     0.40   1.85     9.44   11.03
VALIC Company I Foreign Value
  Fund                               581,021,306  0.97       1.07      752,759,884      2.21     0.40   1.85    10.05   11.65
VALIC Company I Global Real Estate
  Fund                               244,712,308  1.29       1.38      327,651,930      3.14     0.60   1.85     0.40    1.66
VALIC Company I Global Social
  Awareness Fund                      64,573,236  1.30       1.46      382,685,355      1.89     0.40   1.85     4.99    6.52
VALIC Company I Global Strategy
  Fund                               214,909,453  1.27       1.97      406,455,323      6.06     0.60   1.85     3.37    4.66
VALIC Company I Government
  Money Market I Fund                163,996,811  0.90       1.00      324,004,925      0.01     0.40   1.85    -1.82   -0.39
VALIC Company I Government
  Securities Fund                     31,411,762  1.05       4.02      109,583,866      2.43     0.60   1.85    -0.63    0.62
VALIC Company I Growth & Income
  Fund                                27,491,527  1.63       4.17      105,060,295      1.24     0.60   1.85     9.19   10.56
VALIC Company I Growth Fund          483,872,585  1.60       1.65      866,903,856      0.64     0.40   1.85     2.87    4.37
VALIC Company I Health Sciences
  Fund                               165,775,531  2.61       4.30      671,812,946      0.00     0.60   1.85   -12.13  -11.03
VALIC Company I Inflation Protected
  Fund                               321,032,128  1.03       1.34      412,297,625      1.22     0.60   1.85     1.90    3.18
VALIC Company I International
  Equities Index Fund                481,966,613  1.03       2.00      871,140,427      2.67     0.60   1.85    -0.59    0.65
VALIC Company I International
  Government Bond Fund                62,101,781  0.97       1.26      181,845,967      2.55     0.40   1.85     1.81    3.29
VALIC Company I International
  Growth Fund                        138,846,105  1.09       2.88      368,095,001      1.44     0.60   1.85    -4.53   -3.33
VALIC Company I Large Cap Core
  Fund                                60,196,973  1.81       2.48      142,972,826      3.44     0.60   1.85     6.63    7.96
VALIC Company I Large Capital
  Growth Fund                        207,313,236  1.43       1.47      368,041,985      0.89     0.40   1.85     4.21    5.72
VALIC Company I Mid Cap Index
  Fund                               163,461,466  1.77       1.98    3,198,448,688      1.19     0.40   1.85    18.42   20.14
VALIC Company I Mid Cap Strategic
  Growth Fund                        110,264,905             1.39      230,093,583      0.00     0.40   1.85     7.68    9.25
VALIC Company I Nasdaq-100 Index
  Fund                               225,863,789  1.40       2.05      299,014,678      0.65     0.60   1.85     4.82    6.13
VALIC Company I Science &
  Technology Fund                    179,094,645  1.78       1.94      920,374,886      0.00     0.40   1.85     5.37    6.90
VALIC Company I Small Cap
  Aggressive Growth Fund              49,417,602  1.57       2.25      106,752,000      0.00     0.60   1.85    -0.07    1.19
VALIC Company I Small Cap Fund        63,357,719  1.65       1.79      315,020,335      0.20     0.40   1.85    13.18   14.83
VALIC Company I Small Cap Index
  Fund                               161,282,233  1.67       1.77    1,056,873,669      1.19     0.40   1.85    18.96   20.70
VALIC Company I Small Cap Special
  Values Fund                        124,786,134  1.80       2.05      245,467,708      1.42     0.60   1.85    27.47   29.07

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2016                     For the Year Ended December 31 2016
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company I Small Mid Growth
  Fund                               62,534,119  1.42       1.65       99,380,094      0.00     0.60   1.85   -1.61    -0.37
VALIC Company I Stock Index Fund    438,663,027  1.77      81.66    3,985,297,949      2.44     0.33   1.85    9.56    11.23
VALIC Company I Value Fund           41,890,640  1.64       2.30       91,300,280      1.48     0.60   1.85   11.24    12.63
VALIC Company II Aggressive Growth
  Lifestyle Fund                    179,473,955  1.43       3.17      530,487,019      2.06     0.35   1.60    7.06     8.40
VALIC Company II Capital
  Appreciation Fund                  20,863,767  1.68       1.87       36,509,166      0.38     0.35   1.60    0.44     1.70
VALIC Company II Conservative
  Growth Lifestyle Fund             118,462,070  1.25       2.94      323,748,368      2.78     0.35   1.60    4.95     6.27
VALIC Company II Core Bond Fund     449,371,836  1.11       1.47      892,797,494      2.08     0.15   1.60    1.80     3.29
VALIC Company II Government
  Money Market II Fund              109,867,124  0.91       1.30      134,153,010      0.01     0.35   1.60   -1.58    -0.34
VALIC Company II High Yield Bond
  Fund                              168,773,678  1.27       2.87      449,284,525      4.03     0.35   1.60   11.11    12.50
VALIC Company II International
  Opportunities Fund                229,789,203  1.10       2.35      504,126,294      1.11     0.35   1.60   -2.13    -0.90
VALIC Company II Large Cap Value
  Fund                               66,351,638  1.73       3.34      203,980,017      1.10     0.35   1.60   15.22    16.66
VALIC Company II Mid Cap Growth
  Fund                               52,595,301  1.33       2.05      100,676,950      0.00     0.35   1.60    3.02     4.31
VALIC Company II Mid Cap Value
  Fund                              160,086,694  1.63       1.68      919,346,687      0.26     0.15   1.60   12.26    13.89
VALIC Company II Moderate Growth
  Lifestyle Fund                    280,843,771  1.37       3.22      842,935,369      2.20     0.35   1.60    6.69     8.02
VALIC Company II Small Cap Growth
  Fund                               27,036,435  1.54       2.99       75,435,259      0.00     0.35   1.60    6.13     7.46
VALIC Company II Small Cap Value
  Fund                              116,675,370  1.69       1.85      502,254,358      1.10     0.15   1.60   28.01    29.88
VALIC Company II Socially
  Responsible Fund                  268,366,950  1.86       2.94      734,092,410      1.38     0.35   1.60    8.90    10.27
VALIC Company II Strategic Bond
  Fund                              210,077,767  1.18       3.01      585,263,049      4.06     0.35   1.60    6.46     7.79
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares        42,667,897  1.21       2.19       87,064,491      2.23     0.85   2.10    3.71     5.01
Vanguard LifeStrategy Growth Fund
  Investor Shares                    96,702,868  1.37       2.42      218,344,085      2.26     0.85   2.10    6.08     7.41
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares       102,772,385  1.30       2.36      226,264,382      2.23     0.85   2.10    4.91     6.23
Vanguard Long-Term Investment
  Grade Fund Investor Shares         85,760,846  1.37       1.84      293,362,656      4.90     0.40   1.85    5.84     7.38
Vanguard Long-Term Treasury Fund
  Investor Shares                    73,586,886  1.30       1.71      241,608,557      2.79     0.40   1.85   -0.66     0.79
Vanguard Wellington Fund Investor
  Shares                            439,520,652  1.50       1.66    1,818,946,852      2.58     0.65   2.10    8.71    10.30
Vanguard Windsor II Fund Investor
  Shares                            431,195,785  1.49       1.69    1,694,716,004      2.41     0.65   2.10   11.06    12.68

                                                    December 31, 2015                     For the Year Ended December 31 2015
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Beacon Holland Large Cap
  Growth Fund I Investor Class           36,402,733  1.59       1.85      64,145,435       0.00     0.40   1.85     4.40    5.71
AST SA Wellington Capital
  Appreciation Portfolio Class 3             18,110 22.39      23.64         419,241       0.00     1.30   1.90   123.85  136.42
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             26,489 11.72      12.26         321,685       1.54     1.30   1.90    22.58   31.52
Ariel Appreciation Fund Investor Class  126,206,611  1.49       1.71     374,596,539       0.98     0.40   1.85    -7.94   -6.59
Ariel Fund Investor Class               139,623,723  1.50       1.57     419,230,749       0.64     0.40   1.85    -5.86   -4.48
FTVIP Franklin Income VIP Fund
  Class 2                                    37,745 11.95      12.59         470,259       0.00     1.30   1.90    19.55   25.90
Invesco V.I. Balanced-Risk Commodity
  Strategy Fund Class R5                420,762,909  0.56       0.59     245,672,269       0.00     0.40   1.85   -18.00  -16.97
Invesco V.I. Comstock Fund Series II         18,575 13.79      14.46         265,303       2.49     1.30   1.90    37.85   44.64
Invesco V.I. Growth and Income Fund
  Series II                                  20,145 14.10      14.81         294,368       3.86     1.30   1.90    41.05   48.07
Lord Abbett Fund Growth and Income
  Portfolio Class VC                            799 12.64      12.85          10,147       0.00     1.30   1.90    26.42   28.51
SST SA Allocation Balanced Portfolio
  Class 3                                     4,272            13.65          58,297       2.67     1.30   1.90            36.48
SST SA Allocation Growth Portfolio
  Class 3                                    13,530 14.11      14.35         193,914       2.87     1.30   1.90    41.14   43.47
SST SA Allocation Moderate Growth
  Portfolio Class 3                          36,024 13.43      13.79         484,576       2.77     1.30   1.90    34.35   37.94
SST SA Allocation Moderate Portfolio
  Class 3                                     2,515            13.70          34,448       2.61     1.30   1.90            36.99
SST SA Wellington Real Return
  Portfolio Class 3                          11,926 10.79      11.19         131,683       6.79     1.30   1.90     7.88   11.91
SunAmerica 2020 High Watermark
  Fund Class I                            7,110,998  1.12       1.17       8,010,875       2.63     0.65   1.25     0.02    0.43
SAST Invesco VCP Value Portfolio
  Class 3                                   388,539 11.25      11.36       4,413,177       0.23     1.30   1.90    12.54   13.60
SAST SA AB Growth Portfolio Class 3           3,638            19.49          70,932       0.00     1.30   1.90            94.95
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                           4,448 16.66      17.48          76,754       0.46     1.30   1.90    66.63   74.78
SAST SA American Funds Asset
  Allocation Portfolio Class 3                6,262 14.29      14.68          89,751       2.63     1.30   1.90    42.85   46.77
SAST SA American Funds Global
  Growth Portfolio Class 3                   10,098 15.78      16.57         165,932       0.88     1.30   1.90    57.78   65.68
SAST SA American Funds Growth
  Portfolio Class 3                          11,930 15.42      16.17         191,834       1.06     1.30   1.90    54.21   61.69
SAST SA American Funds Growth-
  Income Portfolio Class 3                    6,245 14.82      15.21          94,720       0.63     1.30   1.90    48.24   52.12
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                                   434,059 11.65      11.78       5,105,813       0.00     1.30   1.90    16.53   17.81
SAST SA Boston Company Capital
  Growth Portfolio Class 3                    8,464 14.37      15.14         126,402       0.00     1.30   1.90    43.67   51.39
SAST SA Columbia Technology
  Portfolio Class 3                           1,568 17.35      17.65          27,645       0.00     1.30   1.90    73.47   76.48
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                           5,360             9.11          51,222       0.00     1.30   1.90            -8.88
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     9,124 18.23      19.19         173,246       2.14     1.30   1.90    82.27   91.95
SAST SA Federated Corporate Bond
  Portfolio Class 3                          21,890 15.32      15.77         339,016       5.87     1.30   1.90    28.68   57.66
SAST SA Franklin Foreign Value
  Portfolio Class 3                          10,671  9.79      10.26         108,148       2.85     1.30   1.90    -2.11    2.58
SAST SA Franklin Small Company
  Value Portfolio Class 3                     5,641 13.44      14.09          78,711       0.10     1.30   1.90    34.43   40.91
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                          12,116 11.51      12.05         146,688       0.00     1.30   1.90    20.51   53.25
SAST SA Invesco Growth
  Opportunities Portfolio Class 3             1,178            17.59          20,723       0.00     1.30   1.90            75.86
SAST SA Janus Focused Growth
  Portfolio Class 3                           6,677 15.60      16.43         108,366       0.00     1.30   1.90    55.98   64.29

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2015                     For the Year Ended December 31 2015
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA JPMorgan Balanced
  Portfolio Class 3                        7,276 15.12      15.39          111,895      0.00     1.30   1.90    51.22   53.86
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3                6,195  8.57       9.02           55,196      2.46     1.30   1.90   -14.34   -9.84
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                       18,540 14.48      15.14          277,641      2.24     1.30   1.90    44.79   51.42
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                       43,211 13.15      13.66          584,142      1.53     1.30   1.90    15.13   36.56
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                        2,747 19.49      20.00           54,015      0.00     1.30   1.90    94.85   99.98
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                 11,953 13.71      14.38          169,776      0.33     1.30   1.90    37.13   43.80
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                        6,778 15.48      16.28          108,678      0.23     1.30   1.90    54.77   62.81
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3       17,316 15.98      16.87          287,880      0.85     1.30   1.90    59.78   68.67
SAST SA MFS Telecom Utility
  Portfolio Class 3                          103            15.42            1,580      0.00     1.30   1.90            54.18
SAST SA MFS Total Return Bond
  Portfolio Class 3                        3,990 14.02      14.26           56,180      0.80     1.30   1.90    40.21   42.60
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                                  9,898  9.81      10.32          100,711      2.60     1.30   1.90    -1.93    3.17
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3             29,518 15.00      15.77          463,457      0.66     1.30   1.90    50.01   57.65
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3             344,855 10.68      10.78        3,718,549      0.00     1.30   1.90     6.84    7.84
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3                   6,644 12.51      12.89           84,312      7.00     1.30   1.90    25.09   28.93
SAST SA Pyramis Real Estate
  Portfolio Class 3                        1,039 11.63      11.83           12,294      1.56     1.30   1.90    16.32   18.29
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                    1,807,599 11.47      11.75       21,227,843      1.14     1.30   1.90    14.73   17.49
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                    1,617,157 11.38      11.63       18,800,023      0.95     1.30   1.90    13.85   16.29
T. Rowe Price Retirement 2015
  Advisor Class                        2,030,235             0.98        1,985,993      3.11     0.60   1.00    -1.99   -1.95
T. Rowe Price Retirement 2020
  Advisor Class                        6,826,146             0.98        6,686,524      3.10     0.60   1.00    -1.83   -1.65
T. Rowe Price Retirement 2025
  Advisor Class                        5,003,166  0.98       0.99        4,910,708      2.75     0.60   1.00    -1.58   -1.46
T. Rowe Price Retirement 2030
  Advisor Class                        5,022,682  0.98       0.99        4,933,109      2.64     0.60   1.00    -1.50   -1.40
T. Rowe Price Retirement 2035
  Advisor Class                        3,261,843  0.98       0.99        3,208,718      2.30     0.60   1.00    -1.31   -1.24
T. Rowe Price Retirement 2040
  Advisor Class                        3,590,937  0.98       0.99        3,533,166      2.21     0.60   1.00    -1.26   -1.23
T. Rowe Price Retirement 2045
  Advisor Class                        1,960,919  0.98       0.99        1,929,081      1.98     0.60   1.00    -1.29   -1.24
T. Rowe Price Retirement 2050
  Advisor Class                        1,077,585  0.98       0.99        1,060,101      2.17     0.60   1.00            -1.23
T. Rowe Price Retirement 2055
  Advisor Class                          544,450  0.98       0.99          535,675      2.12     0.60   1.00    -1.24   -1.23
T. Rowe Price Retirement 2060
  Advisor Class                          445,270  0.98       0.99          438,354      1.84     0.60   1.00    -1.23   -0.66
VALIC Company I Asset Allocation
  Fund                                22,848,552  1.27       8.39      164,771,108      2.12     0.40   1.85    -2.28   -1.05
VALIC Company I Blue Chip Growth
  Fund                               315,722,066  1.03       1.87      594,477,478      0.00     0.00   1.85     2.90    9.00
VALIC Company I Broad Cap Value
  Fund                                27,164,348  1.53       1.76       45,883,915      1.75     0.40   1.85    -3.14   -1.92
VALIC Company I Capital
  Conservation Fund                   43,743,787  1.07       4.12      163,371,798      2.01     0.40   1.85    -1.64   -0.40
VALIC Company I Core Equity Fund      71,810,755  1.36       1.53      236,139,646      0.97     0.40   1.85    -3.65   -2.24
VALIC Company I Dividend Value
  Fund                               199,846,204  1.37       1.57      523,407,251      2.21     0.40   1.85    -2.48   -1.05
VALIC Company I Dynamic
  Allocation Fund                    221,754,558  1.10       1.15      250,654,035      0.00     0.40   1.85    -6.32   -5.14
VALIC Company I Emerging
  Economies Fund                     660,910,371  0.56       0.74      501,780,320      2.35     0.40   1.85   -16.11  -14.88
VALIC Company I Foreign Value
  Fund                               629,024,693  0.82       0.97      734,683,542      2.91     0.00   1.85   -17.70   -9.01
VALIC Company I Global Real Estate
  Fund                               275,159,684  1.29       1.36      363,703,122      2.70     0.40   1.85    -1.82   -0.58
VALIC Company I Global Social
  Awareness Fund                      63,101,430  1.22       1.39      351,899,865      2.16     0.40   1.85    -2.16   -0.73
VALIC Company I Global Strategy
  Fund                               246,487,329  1.23       1.88      447,174,232      2.83     0.40   1.85    -6.50   -5.33
VALIC Company I Government
  Money Market I Fund                161,057,840  0.91       1.00      321,332,426      0.01     0.40   1.85    -1.82   -0.39
VALIC Company I Government
  Securities Fund                     28,530,544  1.06       4.00      102,440,812      2.27     0.40   1.85    -1.04    0.21
VALIC Company I Growth & Income
  Fund                                30,787,070  1.50       3.77      106,900,848      0.98     0.40   1.85    -1.92   -0.69
VALIC Company I Growth Fund          563,317,952  1.56       1.58      972,367,632      0.61     0.40   1.85     1.20    2.67
VALIC Company I Health Sciences
  Fund                               198,619,038  2.97       4.84      908,213,668      0.00     0.40   1.85    10.59   11.98
VALIC Company I Inflation Protected
  Fund                               349,403,515  0.82       1.01      436,497,104      1.93     0.00   1.85   -17.70   -4.79
VALIC Company I International
  Equities Index Fund                479,975,167  1.03       1.99      865,679,376      3.64     0.40   1.85    -2.82   -1.60
VALIC Company I International
  Government Bond Fund                51,940,666  0.96       1.22      147,455,407      2.62     0.40   1.85    -5.10   -3.71
VALIC Company I International
  Growth Fund                        161,609,345  1.15       2.98      445,479,501      1.57     0.40   1.85    -2.31   -1.08
VALIC Company I Large Cap Core
  Fund                                70,024,026  1.70       2.29      154,650,837      1.08     0.40   1.85     1.16    2.43
VALIC Company I Large Capital
  Growth Fund                        225,298,744  1.35       1.41      380,367,232      0.56     0.40   1.85    -1.84   -0.41
VALIC Company I Mid Cap Index
  Fund                               171,943,269  1.49       1.65    2,837,815,823      1.06     0.40   1.85    -4.29   -2.89
VALIC Company I Mid Cap Strategic
  Growth Fund                        122,905,459  1.27       1.29      236,154,244      0.00     0.40   1.85    -4.41   -3.01
VALIC Company I Nasdaq-100 Index
  Fund                               230,783,788  1.32       1.95      288,931,614      0.91     0.40   1.85     7.19    8.54
VALIC Company I Science &
  Technology Fund                    193,308,732  1.69       1.81      934,907,487      0.00     0.40   1.85     5.90    7.45
VALIC Company I Small Cap
  Aggressive Growth Fund              53,883,079  1.57       2.22      115,361,847      0.00     0.40   1.85    -0.36    0.89
VALIC Company I Small Cap Fund        69,598,178  1.46       1.56      302,832,444      0.00     0.40   1.85    -6.53   -5.16
VALIC Company I Small Cap Index
  Fund                               168,425,599  1.40       1.47      916,967,370      1.10     0.40   1.85    -6.23   -4.86
VALIC Company I Small Cap Special
  Values Fund                        124,945,522  1.41       1.58      191,258,568      1.00     0.40   1.85    -5.98   -4.80
VALIC Company I Small Mid Growth
  Fund                                75,232,723  1.45       1.66      120,360,724      0.00     0.40   1.85    -2.46   -1.23
VALIC Company I Stock Index Fund     469,712,564  1.62      73.41    3,864,262,592      1.62     0.33   1.85    -0.80    0.72
VALIC Company I Value Fund            46,550,338  1.47       2.04       90,361,531      1.53     0.40   1.85    -4.95   -3.76
VALIC Company II Aggressive
  Growth Lifestyle Fund              186,171,483  1.34       2.92      509,379,160      1.64     0.15   1.60    -2.47   -1.24
VALIC Company II Capital
  Appreciation Fund                   23,015,325  1.67       1.84       39,744,607      0.32     0.15   1.60     4.12    5.43
VALIC Company II Conservative
  Growth Lifestyle Fund              122,366,806  1.19       2.76      315,811,195      2.26     0.15   1.60    -2.92   -1.70

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2015                     For the Year Ended December 31 2015
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company II Core Bond Fund     478,175,881  0.99      1.09       931,326,862      1.96     0.00   1.60   -1.78    -1.47
VALIC Company II Government
  Money Market II Fund              137,896,669  0.92      1.31       169,405,376      0.01     0.15   1.60   -1.58    -0.34
VALIC Company II High Yield Bond
  Fund                              151,445,812  1.14      2.55       357,920,693      4.76     0.15   1.60   -5.19    -4.00
VALIC Company II International
  Opportunities Fund                268,732,142  1.13      2.37       596,947,798      1.29     0.15   1.60    6.76     8.10
VALIC Company II Large Cap Value
  Fund                               65,553,811  1.50      2.87       175,268,726      1.36     0.15   1.60   -4.33    -3.12
VALIC Company II Mid Cap Growth
  Fund                               70,382,216  1.29      1.97       129,610,284      0.00     0.15   1.60   -2.51    -1.28
VALIC Company II Mid Cap Value
  Fund                              164,205,676  1.45      1.48       832,661,394      0.21     0.15   1.60   -2.98    -1.56
VALIC Company II Moderate Growth
  Lifestyle Fund                    284,833,140  1.28      2.98       794,250,082      1.84     0.15   1.60   -2.52    -1.30
VALIC Company II Small Cap Growth
  Fund                               31,398,820  1.45      2.78        81,854,214      0.00     0.15   1.60   -2.80    -1.57
VALIC Company II Small Cap Value
  Fund                              127,729,895  1.32      1.42       426,134,704      0.61     0.15   1.60   -8.00    -6.66
VALIC Company II Socially
  Responsible Fund                  292,339,882  1.70      2.49       730,244,847      1.12     0.00   1.60   -0.49     0.36
VALIC Company II Strategic Bond
  Fund                              216,272,613  1.11      2.79       561,958,294      3.67     0.15   1.60   -3.49    -2.28
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares        42,527,347  1.17      2.08        82,922,231      2.16     0.65   2.10   -2.25    -1.02
Vanguard LifeStrategy Growth Fund
  Investor Shares                    97,409,481  1.29      2.25       205,501,987      2.10     0.65   2.10   -3.23    -2.01
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares       106,333,540  1.24      2.22       221,140,490      2.13     0.65   2.10   -2.64    -1.41
Vanguard Long-Term Investment
  Grade Fund Investor Shares         73,061,910  1.30      1.71       233,832,782      4.64     0.40   1.85   -4.00    -2.60
Vanguard Long-Term Treasury Fund
  Investor Shares                    71,630,465  1.31      1.70       234,777,345      2.78     0.40   1.85   -3.35    -1.93
Vanguard Wellington Fund Investor
  Shares                            458,029,060  0.97      1.38     1,739,836,354      2.58     0.00   2.10   -2.02    -0.59
Vanguard Windsor II Fund Investor
  Shares                            471,076,938  1.32      1.52     1,656,936,168      2.18     0.65   2.10   -5.23    -3.84

                                                    December 31, 2014                     For the Year Ended December 31 2014
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Beacon Holland Large Cap
  Growth Fund I Investor Class           40,202,025  1.52       1.75       67,190,756      0.00     0.40   1.85     5.03    6.35
Ariel Appreciation Fund Investor Class  146,499,455  1.62       1.83      469,227,308      0.70     0.40   1.85     6.17    7.72
Ariel Fund Investor Class               151,989,478  1.59       1.65      482,737,843      0.55     0.40   1.85     8.92   10.51
Invesco V.I. Balanced-Risk
  Commodity Strategy Fund Class R5      356,396,959  0.69       0.71      251,572,844      0.00     0.40   1.85   -17.33  -16.29
SunAmerica 2020 High Watermark
  Fund Class I                            8,674,835  1.12       1.17        9,768,311      2.63     0.65   1.25     2.93    3.34
VALIC Company I Asset Allocation
  Fund                                   23,983,803  1.30       8.48      175,375,943      1.74     0.40   1.85     3.43    4.73
VALIC Company I Blue Chip Growth
  Fund                                  316,697,102  1.72       1.80      542,588,507      0.17     0.40   1.85     7.14    8.49
VALIC Company I Broad Cap Value
  Fund                                   28,660,184  1.58       1.79       49,557,967      1.19     0.40   1.85     5.56    6.89
VALIC Company I Capital
  Conservation Fund                      47,679,527  1.09       4.14      177,337,132      2.82     0.40   1.85     4.05    5.36
VALIC Company I Core Equity Fund         79,935,818  1.39       1.59      270,572,131      1.16     0.40   1.85     9.48   11.08
VALIC Company I Dividend Value
  Fund                                  240,335,035  1.38       1.61      640,478,092      1.79     0.40   1.85     7.21    8.78
VALIC Company I Dynamic
  Allocation Fund                       225,671,419  1.18       1.21      270,147,907      1.58     0.40   1.85     2.33    3.61
VALIC Company I Emerging
  Economies Fund                        665,527,599  0.66       0.88      597,079,271      1.47     0.40   1.85    -7.30   -5.94
VALIC Company I Foreign Value
  Fund                                  662,436,645  0.94       1.07      843,021,507      2.03     0.40   1.85   -13.25  -11.99
VALIC Company I Global Real Estate
  Fund                                  305,179,712  1.31       1.37      407,259,854      4.68     0.40   1.85    10.01   11.39
VALIC Company I Global Social
  Awareness Fund                         71,601,453  1.23       1.42      404,834,510      1.42     0.40   1.85     5.99    7.54
VALIC Company I Global Strategy
  Fund                                  263,440,548  1.31       1.99      506,653,578      3.35     0.40   1.85    -0.03    1.23
VALIC Company I Government
  Money Market I Fund                   164,765,549  0.93       1.00      331,649,424      0.01     0.40   1.85    -1.82   -0.39
VALIC Company I Government
  Securities Fund                        32,589,746  1.07       3.99      117,630,636      2.41     0.40   1.85     3.59    4.89
VALIC Company I Growth & Income
  Fund                                   32,066,742  1.52       3.80      112,600,339      0.73     0.40   1.85    12.04   13.45
VALIC Company I Growth Fund             577,668,720             1.54      976,737,260      0.83     0.40   1.85     8.70   10.29
VALIC Company I Health Sciences
  Fund                                  180,846,975  2.69       4.32      741,351,192      0.00     0.40   1.85    29.16   30.79
VALIC Company I Inflation Protected
  Fund                                  343,815,581  1.06       1.35      447,353,246      1.87     0.40   1.85     1.09    2.36
VALIC Company I International
  Equities Index Fund                   477,197,431  1.06       2.02      878,599,042      2.63     0.40   1.85    -7.18   -6.01
VALIC Company I International
  Government Bond Fund                   57,426,985  1.01       1.27      171,075,868      1.90     0.40   1.85    -0.49    0.96
VALIC Company I International
  Growth Fund                           181,601,799  1.17       3.01      507,941,781      1.87     0.40   1.85    -5.23   -4.04
VALIC Company I Large Cap Core
  Fund                                   77,828,281  1.68       2.24      168,547,289      0.92     0.40   1.85    11.19   12.59
VALIC Company I Large Capital
  Growth Fund                           242,825,241  1.36       1.44      414,316,983      0.46     0.40   1.85     9.41   11.00
VALIC Company I Mid Cap Index
  Fund                                  181,983,085  1.56       1.70    3,132,716,853      1.09     0.40   1.85     7.41    8.97
VALIC Company I Mid Cap Strategic
  Growth Fund                           138,081,014  1.31       1.35      275,076,835      0.51     0.40   1.85     1.33    2.81
VALIC Company I Nasdaq-100 Index
  Fund                                  221,062,156  1.22       1.82      256,140,583      0.71     0.40   1.85    16.51   17.98
VALIC Company I Science &
  Technology Fund                       207,052,424  1.60       1.69      942,200,179      0.12     0.40   1.85    12.33   13.97
VALIC Company I Small Cap
  Aggressive Growth Fund                 49,888,671  1.58       2.20      106,181,397      0.00     0.40   1.85     7.89    9.25
VALIC Company I Small Cap Fund           77,943,885  1.56       1.64      359,694,876      0.32     0.40   1.85     2.10    3.59
VALIC Company I Small Cap Index
  Fund                                  181,699,697  1.50       1.55    1,051,213,032      1.22     0.40   1.85     2.84    4.34
VALIC Company I Small Cap Special
  Values Fund                           137,726,181  1.50       1.66      222,234,302      0.72     0.40   1.85     5.01    6.33
VALIC Company I Small Mid Growth
  Fund                                   74,225,207  1.48       1.68      120,734,464      0.03     0.40   1.85     9.04   10.41
VALIC Company I Stock Index Fund        509,445,145  1.48      72.89    4,217,167,533      1.59     0.33   1.85    12.83   12.91
VALIC Company I Value Fund               51,425,430  1.55       2.12      104,102,132      1.61     0.40   1.85     9.36   10.73
VALIC Company II Aggressive
  Growth Lifestyle Fund                 185,272,756  1.37       2.96      515,139,973      0.92     0.15   1.60     2.64    3.94
VALIC Company II Capital
  Appreciation Fund                      25,635,001  1.60       1.74       42,147,910      0.44     0.15   1.60     6.88    8.22

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2014                     For the Year Ended December 31 2014
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company II Conservative
  Growth Lifestyle Fund             123,317,312  1.23      2.81       324,988,114      1.93     0.15   1.60    2.01     3.29
VALIC Company II Core Bond Fund     362,992,296  1.11      1.42       714,083,549      1.90     0.15   1.60    3.77     5.28
VALIC Company II Government
  Money Market II Fund              129,017,658  0.94      1.31       158,687,914      0.01     0.15   1.60   -1.58    -0.34
VALIC Company II High Yield Bond
  Fund                              136,270,181  1.21      2.66       338,332,083      4.88     0.15   1.60    1.22     2.49
VALIC Company II International
  Opportunities Fund                264,766,357  1.06      2.19       546,227,759      1.27     0.15   1.60   -6.72    -5.54
VALIC Company II Large Cap Value
  Fund                               70,147,074  1.57      2.96       194,385,587      1.12     0.15   1.60    8.98    10.35
VALIC Company II Mid Cap Growth
  Fund                               70,016,818  1.33      1.99       131,202,478      0.07     0.15   1.60    0.59     1.85
VALIC Company II Mid Cap Value
  Fund                              167,438,142  1.49      1.50       866,424,764      0.30     0.15   1.60    5.03     6.56
VALIC Company II Moderate Growth
  Lifestyle Fund                    281,014,873  1.31      3.02       796,885,588      1.29     0.15   1.60    2.61     3.91
VALIC Company II Small Cap Growth
  Fund                               34,657,295  1.49      2.83        92,186,389      0.00     0.15   1.60   -1.57    -0.33
VALIC Company II Small Cap Value
  Fund                              147,595,203  1.43      1.52       531,491,117      0.90     0.15   1.60    3.87     5.38
VALIC Company II Socially
  Responsible Fund                  287,490,736  1.71      2.65       716,042,859      1.30     0.15   1.60   13.70    15.13
VALIC Company II Strategic Bond
  Fund                              227,800,046  1.15      2.86       607,548,162      3.69     0.15   1.60    2.30     3.58
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares        42,734,912  1.19      2.10        84,501,450      2.14     0.65   2.10    4.73     6.05
Vanguard LifeStrategy Growth Fund
  Investor Shares                    99,085,412  1.33      2.30       214,115,498      2.13     0.65   2.10    4.95     6.27
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares       106,092,172  1.27      2.25       224,613,412      2.11     0.65   2.10    4.85     6.16
Vanguard Long-Term Investment
  Grade Fund Investor Shares        100,256,578  1.35      1.76       329,543,706      4.29     0.40   1.85   16.00    17.69
Vanguard Long-Term Treasury Fund
  Investor Shares                    79,135,119  1.35      1.73       264,756,446      3.07     0.40   1.85   22.98    24.77
Vanguard Wellington Fund Investor
  Shares                            475,391,229  1.41      1.52     1,830,151,862      2.53     0.65   2.10    7.54     9.11
Vanguard Windsor II Fund Investor
  Shares                            501,441,264  1.37      1.60     1,845,782,701      2.22     0.65   2.10    8.85    10.44

                                                    December 31, 2013                     For the Year Ended December 31 2013
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Beacon Holland Large Cap
  Growth Fund I Investor Class           45,990,000  1.45       1.64       72,347,000      0.00     0.40   1.85    29.79   31.42
Ariel Appreciation Fund Investor Class  151,676,000  1.53       1.70      453,673,000      0.91     0.40   1.85    43.53   45.63
Ariel Fund Investor Class               164,454,000  1.46       1.49      476,196,000      0.64     0.40   1.85    42.03   44.10
Invesco V.I. Balanced-Risk
  Commodity Strategy Fund Class R5      286,965,000  0.83       0.85      242,808,000      0.00     0.40   1.85   -15.49  -14.42
SunAmerica 2020 High Watermark
  Fund Class I                           10,588,000  1.09       1.13       11,583,000      2.50     0.65   1.25    -7.00   -6.63
VALIC Company I Asset Allocation
  Fund                                   24,528,000  1.25       8.10      173,219,000      0.00     0.40   1.85    13.84   15.27
VALIC Company I Blue Chip Growth
  Fund                                  335,064,000  1.60       1.66      530,958,000      0.00     0.40   1.85    38.60   40.34
VALIC Company I Broad Cap Value
  Fund                                   25,690,000  1.50       1.68       41,756,000      0.00     0.40   1.85    33.97   35.65
VALIC Company I Capital
  Conservation Fund                      47,155,000  1.05       3.93      166,143,000      0.00     0.40   1.85    -4.16   -2.96
VALIC Company I Core Equity Fund         87,739,000  1.25       1.45      268,685,000      0.00     0.40   1.85    32.40   34.33
VALIC Company I Dividend Value
  Fund                                  221,351,000  1.27       1.50      545,977,000      0.00     0.40   1.85    27.69   29.55
VALIC Company I Dynamic
  Allocation Fund                       168,660,000  1.15       1.17      195,707,000      0.00     0.40   1.85    15.34   16.81
VALIC Company I Emerging
  Economies Fund                        614,097,000  0.70       0.95      588,736,000      0.00     0.40   1.85    -4.55   -3.15
VALIC Company I Foreign Value
  Fund                                  667,927,000  1.07       1.23      971,586,000      0.00     0.40   1.85    23.89   25.69
VALIC Company I Global Real Estate
  Fund                                  255,138,000  1.19       1.23      306,864,000      0.00     0.40   1.85     2.63    3.92
VALIC Company I Global Social
  Awareness Fund                         76,200,000  1.14       1.34      402,746,000      0.00     0.40   1.85    26.51   28.36
VALIC Company I Global Strategy
  Fund                                  281,255,000  1.31       1.96      536,276,000      0.00     0.40   1.85    16.62   18.08
VALIC Company I Government
  Money Market I Fund                   174,678,000  0.95       1.01      353,206,000      0.01     0.40   1.85    -1.82   -0.39
VALIC Company I Government
  Securities Fund                        37,427,000  1.03       3.80      129,265,000      0.00     0.40   1.85    -5.98   -4.80
VALIC Company I Growth & Income
  Fund                                   32,540,000  1.36       3.35      101,061,000      0.00     0.40   1.85    30.23   31.87
VALIC Company I Growth Fund             605,498,000  1.40       1.42      933,492,000      0.00     0.40   1.85    28.70   30.58
VALIC Company I Health Sciences
  Fund                                  169,471,000  2.08       3.30      533,127,000      0.00     0.40   1.85    48.27   50.13
VALIC Company I Inflation Protected
  Fund                                  321,428,000  1.05       1.32      410,166,000      0.00     0.40   1.85    -8.68   -7.53
VALIC Company I International
  Equities Index Fund                   524,216,000  1.14       2.15    1,030,145,000      0.00     0.40   1.85    16.81   18.28
VALIC Company I International
  Government Bond Fund                   58,726,000  1.01       1.26      176,097,000      0.00     0.40   1.85    -7.34   -5.99
VALIC Company I International
  Growth Fund                           201,213,000  1.24       3.14      586,844,000      0.00     0.40   1.85    18.54   20.03
VALIC Company I Large Cap Core
  Fund                                   88,578,000  1.51       1.99      170,580,000      0.00     0.40   1.85    33.55   35.23
VALIC Company I Large Capital
  Growth Fund                           262,881,000  1.22       1.31      406,386,000      0.00     0.40   1.85    29.16   31.04
VALIC Company I Mid Cap Index
  Fund                                  193,124,000  1.45       1.56    3,077,255,000      0.00     0.40   1.85    30.67   32.58
VALIC Company I Mid Cap Strategic
  Growth Fund                           152,807,000  1.27       1.34      298,156,000      0.00     0.40   1.85    36.08   38.06
VALIC Company I Nasdaq-100 Index
  Fund                                  205,690,000  1.03       1.57      202,625,000      0.00     0.40   1.85    33.74   35.42
VALIC Company I Science &
  Technology Fund                       220,087,000  1.42       1.48      884,907,000      0.00     0.40   1.85    39.88   41.92
VALIC Company I Small Cap
  Aggressive Growth Fund                 56,587,000  1.46       2.02      110,639,000      0.00     0.40   1.85    46.99   48.83
VALIC Company I Small Cap Fund           86,577,000  1.53       1.58      387,730,000      0.00     0.40   1.85    37.85   39.86
VALIC Company I Small Cap Index
  Fund                                  193,566,000  1.46       1.48    1,087,389,000      0.00     0.40   1.85    36.10   38.09
VALIC Company I Small Cap Special
  Values Fund                           152,559,000  1.43       1.57      232,376,000      0.00     0.40   1.85    36.42   38.14
VALIC Company I Small Mid Growth
  Fund                                   86,006,000  1.36       1.52      127,108,000      0.00     0.40   1.85    32.29   33.95
VALIC Company I Stock Index Fund        543,134,000  1.31      64.55    2,146,977,000      0.00     0.33   1.85    31.39   32.93

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2013                     For the Year Ended December 31 2013
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company I Value Fund           58,431,000  1.42      1.92       107,189,000      0.00     0.40   1.85    28.73   30.35
VALIC Company II Aggressive
  Growth Lifestyle Fund             170,127,000  1.34      2.84       456,690,000      0.00     0.15   1.60    20.03   21.54
VALIC Company II Capital
  Appreciation Fund                  27,282,000  1.50      1.61        41,604,000      0.00     0.15   1.60    33.92   35.60
VALIC Company II Conservative
  Growth Lifestyle Fund             110,543,000  1.21      2.72       283,012,000      0.00     0.15   1.60     7.61    8.96
VALIC Company II Core Bond Fund     358,358,000  1.07      1.35       673,167,000      0.00     0.15   1.60    -3.37   -1.96
VALIC Company II Government
  Money Market II Fund              146,653,000  0.95      1.31       181,686,000      0.01     0.15   1.60    -1.58   -0.34
VALIC Company II High Yield Bond
  Fund                              129,320,000  1.19      2.59       313,222,000      0.00     0.15   1.60     3.51    4.81
VALIC Company II International
  Opportunities Fund                260,892,000  1.13      2.32       571,456,000      0.00     0.15   1.60    19.22   20.72
VALIC Company II Large Cap Value
  Fund                               75,961,000  1.44      2.68       191,301,000      0.00     0.15   1.60    33.22   34.89
VALIC Company II Mid Cap Growth
  Fund                               74,465,000  1.32      1.96       137,360,000      0.00     0.15   1.60    28.95   30.57
VALIC Company II Mid Cap Value
  Fund                              176,026,000  1.41      1.42       859,834,000      0.00     0.15   1.60    32.26   34.19
VALIC Company II Moderate Growth
  Lifestyle Fund                    250,904,000  1.28      2.91       687,344,000      0.00     0.15   1.60    14.75   16.20
VALIC Company II Small Cap
  Growth Fund                        38,766,000  1.52      2.84       103,555,000      0.00     0.15   1.60    45.35   47.18
VALIC Company II Small Cap Value
  Fund                              148,027,000  1.38      1.44       508,084,000      0.00     0.15   1.60    34.05   36.01
VALIC Company II Socially
  Responsible Fund                  295,532,000  1.51      2.30       640,726,000      0.00     0.15   1.60    33.28   34.96
VALIC Company II Strategic Bond
  Fund                              227,491,000  1.12      2.76       589,850,000      0.00     0.15   1.60    -1.33   -0.09
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares        42,663,000  1.14      1.98        79,830,000      2.00     0.65   2.10     6.81    8.15
Vanguard LifeStrategy Growth Fund
  Investor Shares                    99,330,000  1.27      2.16       202,733,000      2.08     0.65   2.10    18.68   20.17
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares       106,715,000  1.21      2.12       213,624,000      2.02     0.65   2.10    12.66   14.07
Vanguard Long-Term Investment
  Grade Fund Investor Shares         81,579,000  1.17      1.50       228,921,000      4.74     0.40   1.85    -7.59   -6.24
Vanguard Long-Term Treasury Fund
  Investor Shares                    86,023,000  1.10      1.39       231,479,000      3.11     0.40   1.85   -14.62  -13.37
Vanguard Wellington Fund Investor
  Shares                            492,356,000  1.31      1.39     1,746,521,000      2.54     0.65   2.10    17.18   18.89
Vanguard Windsor II Fund Investor
  Shares                            518,076,000  1.24      1.47     1,736,698,000      2.12     0.65   2.10    27.98   29.84

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. SUBSEQUENT EVENTS

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 30, 2018, the date the financial statements were issued, and has determined that no additional items require disclosure.

The Variable Annuity Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2017 and 2016 and for each of the three years ended December 31, 2017

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
CONSOLIDATED FINANCIAL STATEMENTS
Report of Independent Auditors                                               2
Consolidated Balance Sheets at December 31, 2017 and 2016                    3
Consolidated Statements of Income for each of the years ended
  December 31, 2017, 2016 and 2015                                           4
Consolidated Statements of Comprehensive Income (Loss) for each of the
  years ended December 31, 2017, 2016 and 2015                               5
Consolidated Statements of Equity for each of the years ended
  December 31, 2017, 2016 and 2015                                           6
Consolidated Statements of Cash Flows for each of the years ended
  December 31, 2017, 2016 and 2015                                           7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1.   Basis of Presentation                                                   8
2.   Summary of Significant Accounting Policies                              9
3.   Fair Value Measurements                                                14
4.   Investments                                                            31
5.   Lending Activities                                                     41
6.   Reinsurance                                                            43
7.   Derivatives and Hedge Accounting                                       43
8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       46
9.   Variable Interest Entities                                             48
10.  Insurance Liabilities                                                  50
11.  Variable Annuity Contracts                                             51
12.  Debt                                                                   53
13.  Commitments and Contingencies                                          54
14.  Equity                                                                 55
15.  Statutory Financial Data and Restrictions                              57
16.  Benefit Plans                                                          57
17.  Income Taxes                                                           58
18.  Related Party Transactions                                             62
19.  Subsequent Events                                                      63

Report of Independent Auditors

To the Board of Directors of
The Variable Annuity Life Insurance Company

We have audited the accompanying consolidated financial statements of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2017.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 26, 2018

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                               December 31,
                                                                              ---------------
(in millions, except for share data)                                           2017    2016
------------------------------------                                          ------- -------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost:
            2017 - $34,313; 2016 - $33,657)                                   $35,638 $34,591
          Other bond securities, at fair value                                  1,680   1,778
       Equity securities:
          Common and preferred stock, available for sale, at fair
            value (cost: 2017 - $5; 2016 - $4)                                      5       5
       Mortgage and other loans receivable, net of allowance                    6,850   6,083
       Other invested assets (portion measured at fair value: 2017 -
         $387; 2016 - $528)                                                     1,160   1,233
       Short-term investments (portion measured at fair value: 2017 -
         $758; 2016 - $767)                                                       761     818
                                                                              ------- -------
          Total investments                                                    46,094  44,508
   Cash                                                                           143     106
   Accrued investment income                                                      461     458
   Amounts due from related parties                                               103     114
   Premiums and other receivables - net of allowance                               86      81
   Deferred policy acquisition costs                                              888     955
   Deferred income taxes                                                           --      17
   Other assets (including restricted cash of $67 in 2017 and $3 in
     2016)                                                                        547     454
   Separate account assets, at fair value                                      36,419  32,469
                                                                              ------- -------
Total assets                                                                  $84,741 $79,162
                                                                              ======= =======
Liabilities:
   Future policy benefits for life and accident and health insurance
     contracts                                                                $   817 $   785
   Policyholder contract deposits (portion measured at fair value:
     2017 - $439; 2016 - $209)                                                 40,433  39,593
   Other policyholder funds                                                         1       4
   Current income tax payable                                                       7      10
   Deferred income taxes                                                            9      --
   Notes payable - to affiliates (portion measured at fair value:
     2017 - $241; 2016 - $183)                                                    241     183
   Notes payable - to third parties                                               140      50
   Amounts due to related parties                                                 110     148
   Securities lending payable                                                     247     245
   Other liabilities                                                              602     590
   Separate account liabilities                                                36,419  32,469
                                                                              ------- -------
Total liabilities                                                              79,026  74,077
                                                                              ------- -------
Commitments and contingencies (see Note 13)

The Variable Annuity Life Insurance Company (VALIC) shareholder's equity:
   Common stock, $1 par value; 5,000,000 shares authorized, 3,575,000
     shares issued and outstanding                                                  4       4
   Additional paid-in capital                                                   4,081   4,103
   Retained earnings                                                              415     106
   Accumulated other comprehensive income                                       1,208     872
                                                                              ------- -------
Total VALIC shareholder's equity                                                5,708   5,085
Noncontrolling interests                                                            7      --
                                                                              ------- -------
Total equity                                                                    5,715   5,085
                                                                              ------- -------
Total liabilities and equity                                                  $84,741 $79,162
                                                                              ======= =======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                       Years Ended December 31,
                                                       -----------------------
  (in millions)                                         2017     2016    2015
  -------------                                        ------   ------  ------
  Revenues:
     Premiums                                          $   27   $   27  $   21
     Policy fees                                          427      383     401
     Net investment income                              2,167    2,045   2,077
     Net realized capital gains (losses):
         Total other-than-temporary impairments
           on available for sale securities               (13)     (68)    (48)
         Portion of other-than-temporary
           impairments on available for sale
           fixed maturity securities recognized
           in other comprehensive loss                    (22)      (5)     (6)
                                                       ------   ------  ------
         Net other-than-temporary impairments on
           available for sale securities
           recognized in net income                       (35)     (73)    (54)
         Other realized capital (losses) gains            (22)     (54)    128
                                                       ------   ------  ------
     Total net realized capital (losses) gains            (57)    (127)     74
         Other income                                     328      340     417
                                                       ------   ------  ------
  Total revenues                                        2,892    2,668   2,990
                                                       ------   ------  ------
  Benefits and expenses:
     Policyholder benefits                                104       58      60
     Interest credited to policyholder account
       balances                                         1,115    1,134   1,117
     Amortization of deferred policy acquisition
       costs                                               90      135      20
     General operating and other expenses                 658      680     687
                                                       ------   ------  ------
  Total benefits and expenses                           1,967    2,007   1,884
                                                       ------   ------  ------
  Income before income tax expense                        925      661   1,106
  Income tax expense (benefit):
     Current                                              203      201     243
     Deferred                                               8      (57)     87
                                                       ------   ------  ------
  Income tax expense                                      211      144     330
                                                       ------   ------  ------
  Net income                                              714      517     776
  Less:
  Net income attributable to noncontrolling
    interests                                              --       --       1
                                                       ------   ------  ------
  Net income attributable to VALIC                     $  714   $  517  $  775
                                                       ======   ======  ======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                             Years Ended December 31,
                                                             -----------------------
(in millions)                                                2017    2016     2015
-------------                                                ----    ----    -----
Net income                                                   $714    $517    $ 776
                                                             ----    ----    -----
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation (depreciation) of
     fixed maturity investments on which other-than-
     temporary credit impairments were recognized              47     (29)     (49)
   Change in unrealized appreciation (depreciation) of all
     other investments                                        284     (24)    (938)
   Adjustments to deferred policy acquisition costs and
     deferred sales inducements                               (54)     34       82
   Change in unrealized insurance loss recognition             --     (17)      54
   Change in foreign currency translation adjustments          --      --       (1)
                                                             ----    ----    -----
Other comprehensive income (loss)                             277     (36)    (852)
                                                             ----    ----    -----
Comprehensive income (loss)                                   991     481      (76)
Comprehensive income attributable to noncontrolling
  interests                                                    --      --        1
                                                             ----    ----    -----
Comprehensive income (loss) attributable to VALIC            $991    $481    $ (77)
                                                             ----    ----    -----

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                         Accumulated  Total VALIC
                                    Additional              Other       Share-       Non-
                             Common  Paid-in   Retained Comprehensive  holder's   controlling Total
(in millions)                Stock   Capital   Earnings    Income       Equity     Interests  Equity
-------------                ------ ---------- -------- ------------- ----------- ----------- ------
Balance, January 1, 2015      $ 4     $5,305    $  --      $1,760       $7,069       $ 13     $7,082
                              ---     ------    -----      ------       ------       ----     ------
Net income attributable to
  VALIC or other
  noncontrolling interests     --         --      775          --          775          1        776
Dividends                      --         --     (775)         --         (775)        --       (775)
Other comprehensive loss       --         --       --        (852)        (852)        --       (852)
Capital contributions from
  Parent                       --         15       --          --           15         --         15
Return of capital              --       (805)      --          --         (805)        --       (805)
                              ---     ------    -----      ------       ------       ----     ------
Balance, December 31, 2015    $ 4     $4,515    $  --      $  908       $5,427       $ 14     $5,441
                              ===     ======    =====      ======       ======       ====     ======
Net income attributable to
  VALIC or other
  noncontrolling interests     --         --      517          --          517         --        517
Dividends                      --         --     (411)         --         (411)        --       (411)
Other comprehensive loss       --         --       --         (36)         (36)        --        (36)
Capital contributions from
  Parent                       --          1       --          --            1         --          1
Return of capital              --       (413)      --          --         (413)        --       (413)
Net decrease due to
  deconsolidation              --         --       --          --           --        (14)       (14)
                              ---     ------    -----      ------       ------       ----     ------
Balance, December 31, 2016    $ 4     $4,103    $ 106      $  872       $5,085       $ --     $5,085
                              ===     ======    =====      ======       ======       ====     ======
Net income attributable to
  VALIC or other
  noncontrolling interests     --         --      714          --          714         --        714
Dividends                      --         --     (346)         --         (346)        --       (346)
Other comprehensive income     --         --       --         277          277         --        277
Return of capital              --        (22)      --          --          (22)        --        (22)
Consolidation of
  subsidiaries                 --         --       --          --           --          7          7
Reclassification of certain
  tax effects from AOCI        --         --      (59)         59           --         --         --
                              ---     ------    -----      ------       ------       ----     ------
Balance, December 31, 2017    $ 4     $4,081    $ 415      $1,208       $5,708       $  7     $5,715
                              ===     ======    =====      ======       ======       ====     ======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                       Years Ended December 31,
                                                                                      -------------------------
(in millions)                                                                           2017     2016     2015
-------------                                                                         -------  -------  -------
Cash flows from operating activities:
   Net income                                                                         $   714  $   517  $   776
                                                                                      -------  -------  -------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                               1,115    1,134    1,117
       Amortization of deferred policy acquisition costs                                   90      135       20
       Fees charged for policyholder contract deposits                                   (374)    (333)    (349)
       Net realized capital losses (gains)                                                 57      127      (74)
       Unrealized losses (gains) in earnings, net                                         (64)      10       25
       Equity in income of partnerships and other invested assets                         (23)     (34)     (32)
       Accretion of net premium/discount on investments                                  (202)    (207)    (189)
       Capitalized interest                                                               (16)      (8)     (10)
       Provision for deferred income taxes                                                  8      (57)      87
   Changes in operating assets and liabilities:
       Accrued investment income                                                           (3)       6       18
       Amounts due to related parties                                                     (25)     (36)     (54)
       Deferred policy acquisition costs                                                  (80)     (80)     (78)
       Current income tax receivable/payable                                               (3)      88       18
       Future policy benefits                                                              13        8      (11)
       Other, net                                                                          10       30      101
                                                                                      -------  -------  -------
   Total adjustments                                                                      503      783      589
                                                                                      -------  -------  -------
Net cash provided by operating activities                                               1,217    1,300    1,365
                                                                                      =======  =======  =======
Cash flows from investing activities:
   Proceeds from (payments for)
       Sales or distribution of:
       Available for sale investments                                                   2,464    3,447    2,405
       Other investments, excluding short-term investments                                409    1,220      716
       Redemption and maturities of fixed maturity securities available for sale        3,998    3,464    3,239
       Principal payments received on sales and maturities of mortgage and
         other loans receivable                                                         1,187    1,078      930
       Redemption and maturities of other investments, excluding short-term
         investments                                                                      257       86       84
   Purchases of:
       Available for sale investments                                                  (6,886)  (8,638)  (5,107)
       Mortgage and other loans receivable                                             (2,036)  (1,613)  (1,488)
       Other investments, excluding short-term investments                               (194)    (699)    (649)
   Net change in restricted cash                                                          (64)      10      191
   Net change in short-term investments                                                    57     (215)    (160)
   Other, net                                                                            (162)      16        2
                                                                                      -------  -------  -------
Net cash provided by (used in) investing activities                                      (970)  (1,844)     163
                                                                                      =======  =======  =======
Cash flows from financing activities:
   Policyholder contract deposits                                                       2,933    3,293    2,635
   Policyholder contract withdrawals                                                   (3,423)  (3,178)  (3,570)
   Net exchanges from separate accounts                                                   555      852      484
   Change in repurchase agreements                                                          1        1       --
   Repayment of notes payable                                                              --       --      (68)
   Issuance of notes payable                                                               90       --       --
   Change in securities lending payable                                                     2       76      169
   Dividends and return of capital paid                                                  (368)    (476)  (1,206)
                                                                                      -------  -------  -------
Net cash provided by (used in) financing activities                                      (210)     568   (1,556)
                                                                                      =======  =======  =======
Net increase (decrease) in cash                                                            37       24      (28)
Cash at beginning of year                                                                 106       82      110
                                                                                      -------  -------  -------
Cash at end of year                                                                   $   143  $   106  $    82
                                                                                      =======  =======  =======
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Interest                                                                           $    21  $     9  $     2
   Taxes                                                                                  198      103      214
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract deposits                             9       11        9
   Non-cash dividends and return of capital and dividend payable                           --      349      473
   Settlement of non-cash dividend payable                                                 --       --      702
   Non-cash contributions from Parent                                                      --        1       15
                                                                                      =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "VALIC," "the Company," "we," "us" or "our" mean The Variable Annuity Life Insurance Company and its consolidated subsidiaries, and the term "AIG Parent" means American International Group, Inc. and not any of its consolidated subsidiaries.

We are a Texas-domiciled life insurance company and a leading provider of defined contribution retirement savings plans sponsored by education, not-for-profit and government organizations. Our primary products include fixed and variable annuities, mutual funds and plan administrative and compliance services. We utilize career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual deposits for any individual advisor in 2017 or 2016 represented more than 10 percent of total annuity deposits.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset and provisional estimates associated with the enactment of the Tax Cuts and Jobs Act of 2017 (Tax Act);

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 3.   Fair Value Measurements
              .  Short-term investments
Note 4.   Investments
              .  Fixed maturity and equity securities
              .  Other invested assets
              .  Net investment income
              .  Net realized capital gains (losses)
              .  Other-than-temporary impairments
Note 5.   Lending Activities
              .  Mortgage and other loans receivable - net of allowance
Note 6.   Reinsurance
              .  Reinsurance assets, net of allowance
Note 7.   Derivatives and Hedge Accounting
              .  Derivative assets and liabilities, at fair value
Note 8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements
              .  Deferred policy acquisition costs
              .  Amortization of deferred policy acquisition costs
              .  Deferred sales inducements
Note 9.   Variable Interest Entities
Note 10.  Insurance Liabilities
              .  Future policy benefits

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              .  Policyholder contract deposits
              .  Other policyholder funds
Note 11.  Variable Life and Annuity Contracts
Note 12.  Debt
              .  Long-term debt
Note 13.  Commitments and Contingencies
              .  Legal contingencies
Note 17.  Income Taxes

Other significant accounting policies

Premiums for life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in premiums in the Consolidated Statements of Income.

Policy fees represent fees recognized from investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes brokerage commissions, advisory fee income and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2017

Derivative Contract Novations

In March 2016, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

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We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We adopted the standard on its required effective date of January 1, 2017. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities in evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

We adopted the standard on October 1, 2017. The impact of the standard is primarily related to our investments in real estate. As a result of the adoption, we anticipate that future acquisitions of certain real estate investments will no longer meet the definition of a business and will be treated as asset acquisitions. As a result, no goodwill would be recognized from these investments and certain costs can be capitalized as part of the asset acquisitions. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations and cash flows.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (AOCI)

In February 2018, the FASB issued an accounting standard that allows the optional reclassification of stranded tax effects within accumulated other comprehensive income to retained earnings that arise due to the enactment of the Tax

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Act. We have elected to early adopt the accounting standard in our financial statements for the year ended December 31, 2017. Accordingly, we have recorded a reclassification adjustment of $59 million related to the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Act. Consistent with Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (SAB 118), released by the Securities and Exchange Commission, these are provisional adjustments and may be revised as relevant guidance is released.

We use the security-by-security approach when releasing stranded income tax effects from AOCI for available for sale securities.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Our analysis of revenues indicates that substantially all of our revenues are from sources excluded from the scope of the standard. For those revenue sources within the scope of the standard, there are no material changes in the timing or measurement of revenues based upon the guidance. As substantially all of our revenue sources are excluded from the scope of the standard, the adoption of the standard will not have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Based on our review substantially all of our assets and liabilities are not within the scope of the standard. The adoption of this standard will not have material effect on our reported consolidated financial condition, results of operations, cash flows or require disclosures.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

We plan to adopt the standard on its effective date of January 1, 2019 using a modified retrospective approach upon adoption. We are currently quantifying the expected recognition on our balance sheet for a right to use asset and a lease liability as required by the standard. We do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" that generally will result in earlier recognition of credit losses. The standard will apply to financial assets subject to credit losses, including loans measured at amortized cost, reinsurance receivables and certain off-balance sheet credit exposures. Additionally, the impairment for available for sale debt securities, including purchased credit deteriorated securities, are subject to the new guidance and will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are continuing to develop our implementation plan to adopt the standard and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures. While we expect an increase in our allowances for credit losses for the financial instruments within scope of the standard, given the objective of the new standard, the amount of any change will be dependent on our portfolios' composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows.

We will adopt this standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

We will adopt the standard on its effective date of January 1, 2018 using a modified retrospective approach. The adoption of this standard will not have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

We will adopt the standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

Gains and Losses from the Derecognition of Nonfinancial Assets

In February 2017, the FASB issued an accounting standard that clarifies the scope of the derecognition guidance for the sale, transfer and derecognition of nonfinancial assets to noncustomers that aligns with the new revenue recognition principles. The standard also adds new accounting for partial sales of nonfinancial assets (including in substance real estate) that requires an entity to derecognize a nonfinancial asset when it 1) ceases to have a controlling financial

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

interest in the legal entity that holds the asset based on the consolidation model and 2) transfers control of the asset based on the revenue recognition model.

We will adopt this standard on its effective date of January 1, 2018 under the modified retrospective approach. Based on our evaluation, we do not expect the standard to have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Improving the Presentation of Net Periodic Pension and Postretirement Benefit
Cost

In March 2017, the FASB issued an accounting standard that requires entities to report the service cost component of net periodic pension and postretirement benefit costs in the same line item as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net periodic benefit costs are required to be separately presented in the income statement. The amendments also allow only the service cost component to be eligible for capitalization when applicable.

We will adopt this standard on its effective date of January 1, 2018. The standard primarily addresses the presentation of the service cost component of net periodic benefit costs in the income statement. AIG Parent's U.S. pension plans are frozen and no longer accrue benefits, which are reflected as service costs. Therefore, the standard will have no material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Derivatives and Hedging

In August 2017, the FASB issued an accounting standard that improves and expands hedge accounting for both financial and commodity risks. The provisions of the amendment are intended to better align the accounting with an entity's risk management activities, enhance the transparency on how the economic results are presented in the financial statements and the footnote, and simplify the application of hedge accounting treatment.

The standard is effective on January 1, 2019, with early adoption permitted. We are evaluating the timing of adoption and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

   . Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

   . Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2017                                                                             Counterparty     Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting /(a)/ Collateral  Total
-----------------                                                     ------- ------- ------- ------------  ---------- -------
Assets:
   Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   358 $   --     $  --        $  --    $   358
   Obligations of states, municipalities and political subdivisions        --   1,418     83        --           --      1,501
   Non-U.S. governments                                                    --   1,119     --        --           --      1,119
   Corporate debt                                                          --  20,069    224        --           --     20,293
   RMBS                                                                    --   3,395  2,132        --           --      5,527
   CMBS                                                                    --   4,028    269        --           --      4,297
   CDO/ABS                                                                 --     619  1,924        --           --      2,543
                                                                      ------- ------- ------     -----        -----    -------
Total bonds available for sale                                             --  31,006  4,632        --           --     35,638
                                                                      ------- ------- ------     -----        -----    -------
Other bond securities:
   Non-U.S. governments                                                    --       7     --        --           --          7
   Corporate debt                                                          --     239     --        --           --        239
   RMBS                                                                    --     184    478        --           --        662
   CMBS                                                                    --      95     37        --           --        132
   CDO/ABS                                                                 --       5    635        --           --        640
                                                                      ------- ------- ------     -----        -----    -------
Total other bond securities                                                --     530  1,150        --           --      1,680
                                                                      ------- ------- ------     -----        -----    -------
Equity securities available for sale:
   Common stock                                                             1      --     --        --           --          1
   Preferred stock                                                          4      --     --        --           --          4
                                                                      ------- ------- ------     -----        -----    -------
Total equity securities available for sale                                  5      --     --        --           --          5
                                                                      ------- ------- ------     -----        -----    -------
Other invested assets/(b)/                                                 --      --     16        --           --         16
Short-term investments                                                    326     432     --        --           --        758
Derivative assets:
   Interest rate contracts                                                 --      66     --        --           --         66
   Foreign exchange contracts                                              --      28     --        --           --         28
   Equity contracts                                                         5     298     --        --           --        303
   Counterparty netting and cash collateral                                --      --     --      (158)        (235)      (393)
                                                                      ------- ------- ------     -----        -----    -------
Total derivative assets                                                     5     392     --      (158)        (235)         4
                                                                      ------- ------- ------     -----        -----    -------
Separate account assets                                                36,260     159     --        --           --     36,419
                                                                      ------- ------- ------     -----        -----    -------
Total                                                                 $36,596 $32,519 $5,798     $(158)       $(235)   $74,520
                                                                      ======= ======= ======     =====        =====    =======
Liabilities:
Policyholder contract deposits                                        $    -- $    -- $  439     $  --        $  --    $   439
Notes payable - to affiliates                                              --      --    241        --           --        241
Derivative liabilities:
   Interest rate contracts                                                 --      31     --        --           --         31
   Foreign exchange contracts                                              --      60     --        --           --         60
   Equity contracts                                                        --      67     --        --           --         67
   Counterparty netting and cash collateral                                --      --     --      (158)          --       (158)
                                                                      ------- ------- ------     -----        -----    -------
Total derivative liabilities                                               --     158     --      (158)          --         --
                                                                      ------- ------- ------     -----        -----    -------
Total                                                                 $    -- $   158 $  680     $(158)       $  --    $   680
                                                                      ======= ======= ======     =====        =====    =======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


December 31, 2016                                                                             Counterparty     Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting /(a)/ Collateral  Total
-----------------                                                     ------- ------- ------- ------------  ---------- -------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   345 $   --      $--         $  --    $   345
   Obligations of states, municipalities and political subdivisions        --     881     42       --            --        923
   Non-U.S. governments                                                    --     988     --       --            --        988
   Corporate debt                                                          --  19,638    180       --            --     19,818
   RMBS                                                                    --   3,204  2,133       --            --      5,337
   CMBS                                                                    --   4,137    314       --            --      4,451
   CDO/ABS                                                                 --     970  1,759       --            --      2,729
                                                                      ------- ------- ------      ---         -----    -------
Total bonds available for sale                                             --  30,163  4,428       --            --     34,591
                                                                      ------- ------- ------      ---         -----    -------
Other bond securities:
   Non-U.S. governments                                                    --       7     --       --            --          7
   Corporate debt                                                          --     224     --       --            --        224
   RMBS                                                                    --     175    507       --            --        682
   CMBS                                                                    --     119     35       --            --        154
   CDO/ABS                                                                 --       5    706       --            --        711
                                                                      ------- ------- ------      ---         -----    -------
Total other bond securities                                                --     530  1,248       --            --      1,778
                                                                      ------- ------- ------      ---         -----    -------
Equity securities available for sale:
   Common stock                                                             1      --     --       --            --          1
   Preferred stock                                                          4      --     --       --            --          4
                                                                      ------- ------- ------      ---         -----    -------
Total equity securities available for sale                                  5      --     --       --            --          5
                                                                      ------- ------- ------      ---         -----    -------
Other invested assets/(b)/                                                 --      --     12       --            --         12
Short-term investments                                                    385     382     --       --            --        767
Derivative assets:
   Interest rate contracts                                                 --     122     --       --            --        122
   Foreign exchange contracts                                              --      96     --       --            --         96
   Equity contracts                                                        15      13     --       --            --         28
   Counterparty netting and cash collateral                                --      --     --       (7)         (191)      (198)
                                                                      ------- ------- ------      ---         -----    -------
Total derivative assets                                                    15     231     --       (7)         (191)        48
                                                                      ------- ------- ------      ---         -----    -------
Separate account assets                                                32,298     171     --       --            --     32,469
                                                                      ------- ------- ------      ---         -----    -------
Total                                                                 $32,703 $31,477 $5,688      $(7)        $(191)   $69,670
                                                                      ======= ======= ======      ===         =====    =======
Liabilities:
Policyholder contract deposits                                        $    -- $    -- $  209      $--         $  --    $   209
Notes payable - to affiliates                                              --      --    183       --            --        183
Derivative liabilities:
   Foreign exchange contracts                                              --       7     --       --            --          7
   Counterparty netting and cash collateral                                --      --     --       (7)           --         (7)
                                                                      ------- ------- ------      ---         -----    -------
Total derivative liabilities                                               --       7     --       (7)           --         --
                                                                      ------- ------- ------      ---         -----    -------
Total                                                                 $    -- $     7 $  392      $(7)        $  --    $   392
                                                                      ======= ======= ======      ===         =====    =======

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $371 million and $516 million as of December 31, 2017 and 2016, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers from Level 1 to Level 2 as well as transfers from Level 2 to Level 1 during 2017 and 2016.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2017 and 2016 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2017 and 2016:

                                                                                                                      Changes in
                                                                                                                      Unrealized
                                                       Net                                                               Gains
                                                     Realized                                                          (Losses)
                                                       and                    Purchases,                              Included in
                                                    Unrealized                  Sales,                                 Income on
                                            Fair      Gains                   Issuances                        Fair   Instruments
                                            Value    (Losses)      Other         and        Gross     Gross   Value     Held at
                                          Beginning  Included  Comprehensive Settlements, Transfers Transfers End of    End of
(in millions)                              of Year  in Income  Income (Loss)     Net         In        Out     Year      Year
-------------                             --------- ---------- ------------- ------------ --------- --------- ------  -----------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                          $   42     $  --        $  6         $  35       $ --      $  --   $   83     $ --
   Corporate debt                             180        (6)          3           (31)       186       (108)     224       --
   RMBS                                     2,133       126         122          (252)         3         --    2,132       --
   CMBS                                       314        13         (17)          (31)        11        (21)     269       --
   CDO/ABS                                  1,759         9          38           118         --         --    1,924       --
                                           ------     -----        ----         -----       ----      -----   ------     ----
Total bonds available for sale              4,428       142         152          (161)       200       (129)   4,632       --
                                           ------     -----        ----         -----       ----      -----   ------     ----
Other bond securities:
   Obligations of states, municipalities
   RMBS                                       507        67          --           (96)        --         --      478       54
   CMBS                                        35         2          --            --         --         --       37        1
   CDO/ABS                                    706        30          --          (101)        --         --      635       29
                                           ------     -----        ----         -----       ----      -----   ------     ----
Total other bond securities                 1,248        99          --          (197)        --         --    1,150       84
                                           ------     -----        ----         -----       ----      -----   ------     ----
Other invested assets                          12        --          --             4         --         --       16       --
                                           ------     -----        ----         -----       ----      -----   ------     ----
Total                                      $5,688     $ 241        $152         $(354)      $200      $(129)  $5,798     $ 84
                                           ======     =====        ====         =====       ====      =====   ======     ====
Liabilities:
Policyholder contract deposits             $ (209)    $ (66)       $ --         $(164)      $ --      $  --   $ (439)    $ 34
Notes payable - to affiliates                (183)      (58)         --            --         --         --     (241)      --
                                           ------     -----        ----         -----       ----      -----   ------     ----
Total                                      $ (392)    $(124)       $ --         $(164)      $ --      $  --   $ (680)    $ 34
                                           ======     =====        ====         =====       ====      =====   ======     ====
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                          $   48     $  --        $  1         $  --       $ --      $  (7)  $   42     $ --
   Corporate debt                             218        (5)        (14)          (14)       192       (197)     180       --
   RMBS                                     1,918        87           9            87         36         (4)   2,133       --
   CMBS                                       537        39         (50)          (83)         2       (131)     314       --
   CDO/ABS                                  1,568         8         (29)          223         --        (11)   1,759       --
                                           ------     -----        ----         -----       ----      -----   ------     ----
Total bonds available for sale              4,289       129         (83)          213        230       (350)   4,428       --
                                           ------     -----        ----         -----       ----      -----   ------     ----
Other bond securities:
   RMBS                                       105        12          --           390         --         --      507        7
   CMBS                                        15        --          --            31         --        (11)      35       --
   CDO/ABS                                    715        23          --           (32)        --         --      706       17
                                           ------     -----        ----         -----       ----      -----   ------     ----
Total other bond securities                   835        35          --           389         --        (11)   1,248       24
                                           ------     -----        ----         -----       ----      -----   ------     ----
Other invested assets                          14        --          (2)           --         --         --       12       --
                                           ------     -----        ----         -----       ----      -----   ------     ----
Total                                      $5,138     $ 164        $(85)        $ 602       $230      $(361)  $5,688     $ 24
                                           ======     =====        ====         =====       ====      =====   ======     ====
Liabilities:
Policyholder contract deposits             $ (197)    $   9        $ --         $ (21)      $ --      $  --   $ (209)    $(16)
Notes payable - to affiliates                (143)      (40)         --            --         --         --     (183)      --
                                           ------     -----        ----         -----       ----      -----   ------     ----
Total                                      $ (340)    $ (31)       $ --         $ (21)      $ --      $  --   $ (392)    $(16)
                                           ======     =====        ====         =====       ====      =====   ======     ====

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                                          Net
                                                                        Realized
                                                                Net     Capital
                                                             Investment  Gains
(in millions)                                                  Income   (Losses) Total
-------------                                                ---------- -------- -----
December 31, 2017
   Bonds available for sale                                     $153      $(11)  $142
   Other bond securities                                          97         2     99
   Policyholder contract deposits                                 --       (66)   (66)
   Notes payable - to affiliates                                 (58)       --    (58)
                                                                ----      ----   ----
December 31, 2016
   Bonds available for sale                                     $145      $(16)  $129
   Other bond securities                                          33         2     35
   Policyholder contract deposits                                 --         9      9
   Notes payable - to affiliates                                 (40)       --    (40)
                                                                ----      ----   ----

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                   Purchases,
                                                                                Sales, Issuances
(in millions)                                    Purchases Sales  Settlements and Settlements, Net*
-------------                                    --------- -----  ----------- ---------------------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of states, municipalities and
     political subdivisions                        $ 35    $  --    $    --           $  35
   Corporate debt                                     7       --        (38)            (31)
   RMBS                                             222       --       (474)           (252)
   CMBS                                              56      (34)       (53)            (31)
   CDO/ABS                                          491      (60)      (313)            118
                                                   ----    -----    -------           -----
Total bonds available for sale                      811      (94)      (878)           (161)
                                                   ----    -----    -------           -----
Other bond securities:
   RMBS                                              34      (48)       (82)            (96)
   CDO/ABS                                           --       --       (101)           (101)
                                                   ----    -----    -------           -----
Total other bond securities                          34      (48)      (183)           (197)
                                                   ----    -----    -------           -----
Other invested assets                                 4       --         --               4
                                                   ----    -----    -------           -----
Total assets                                       $849    $(142)   $(1,061)          $(354)
                                                   ====    =====    =======           =====
Liabilities:
Policyholder contract deposits                     $ --    $ (33)   $  (131)          $(164)
                                                   ----    -----    -------           -----
Total liabilities                                  $ --    $ (33)   $  (131)          $(164)
                                                   ====    =====    =======           =====

                                                                                  Purchases,
                                                                               Sales, Issuances
(in millions)                                    Purchases Sales Settlements and Settlements, Net
-------------                                    --------- ----- ----------- --------------------
December 31, 2016
Assets:
   Corporate debt                                 $   10   $ --     $ (24)           $(14)
   RMBS                                              495     --      (408)             87
   CMBS                                               26    (31)      (78)            (83)
   CDO/ABS                                           417    (38)     (156)            223
                                                  ------   ----     -----            ----
Total bonds available for sale                       948    (69)     (666)            213
                                                  ------   ----     -----            ----
Other bond securities:
   RMBS                                              424     (7)      (27)            390
   CMBS                                               33     --        (2)             31
   CDO/ABS                                            13     --       (45)            (32)
                                                  ------   ----     -----            ----
Total other bond securities                          470     (7)      (74)            389
                                                  ------   ----     -----            ----
Total assets                                      $1,418   $(76)    $(740)           $602
                                                  ======   ====     =====            ====
Liabilities:
Policyholder contract deposits                    $   --   $(59)    $  38            $(21)
                                                  ------   ----     -----            ----
Total liabilities                                 $   --   $(59)    $  38            $(21)
                                                  ======   ====     =====            ====

*  There were no issuances in 2017 and 2016.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2017 and 2016 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $17.5 million of net losses related to assets transferred into Level 3 in 2017 and includes $8.8 million of net losses related to assets transferred out of Level 3 in 2017. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $43 million of net losses related to assets transferred into Level 3 in 2016 and includes
$44 million of net losses related to assets transferred out of Level 3 in 2016.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Transfers of Level 3 Assets

During the years ended December 31, 2017 and 2016, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2017 and 2016, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2017 and 2016.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                 Fair Value at
(in              December 31,
millions)            2017      Valuation Technique          Unobservable Input/(b)/         Range (Weighted Average)
---------        ------------- -------------------- ----------------------------------      ------------------------
Assets:

  Obligations
  of
  states,
  municipalities
  and
  political
  subdivisions      $   83     Discounted cash flow                              Yield                3.50% - 4.19% (3.85%)

  Corporate
  debt                 209     Discounted cash flow                              Yield                4.66% - 13.64% (9.15%)
RMBS/(a)/            2,435     Discounted cash flow           Constant prepayment rate                3.86% - 12.57% (8.21%)
                                                                         Loss severity               45.08% - 75.64% (60.36%)
                                                                 Constant default rate                3.60% - 8.61% (6.11%)
                                                                                 Yield                2.86% - 5.40% (4.13%)
CMBS                   133     Discounted cash flow                              Yield                2.88% - 7.89% (5.39%)
CDO/ABS/(a)/           998     Discounted cash flow                              Yield                3.38% - 4.74% (4.06%)

Liabilities:
Embedded
  derivatives
  within
Policyholder
  contract
  deposits:
GMWB                $  186     Discounted cash flow                  Equity volatility               06.45% - 51.25%
                                                                       Base lapse rate               00.35% - 14.00%
                                                                    Dynamic lapse rate               30.00% -170.00%
                                                                  Mortality multiplier/(c)/          40.00% - 153.00%
                                                                      Utilization rate               90.00% - 100.00%
                                                    Equity / interest-rate correlation               20.00% - 40.00%
                               Discounted cash flow                         Lapse rate
  Index
  annuities            253                                                                           00.50% - 40.00%
                                                                  Mortality multiplier/(c)/          42.00% - 162.00%
                                                                         Option budget               01.00%-04.00%

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                               Fair Value at
                               December 31,
(in millions)                      2016      Valuation Technique    Unobservable Input/(b)/   Range (Weighted Average )
-------------                  ------------- --------------------- -------------------------- -------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions          $   42     Discounted cash flow                      Yield             4.09% - 4.41% (4.25%)
Corporate debt                        33     Discounted cash flow                      Yield             3.64% - 9.35% (6.50%)
RMBS/(a)/                          2,495     Discounted cash flow   Constant prepayment rate             1.21% - 9.52% (5.37%)
                                                                               Loss severity            48.91% - 79.57% (64.24%)
                                                                       Constant default rate             3.12% - 9.89% (6.51%)
                                                                                       Yield             2.85% - 6.35% (4.60%)
CMBS                                  10     Discounted cash flow                      Yield             2.02% - 2.04% (2.03%)
CDO/ABS/(a)/                         602     Discounted cash flow                      Yield             4.46% - 6.22% (5.34%)

Liabilities:
Embedded derivatives within
Policyholder contract deposits:
GMWB                              $  165     Discounted cash flow          Equity volatility            13.00% - 50.00%
                                                                             Base lapse rate             0.50% - 20.00%
                                                                          Dynamic lapse rate            30.00% - 170.00%
                                                                   Mortality multiplier/(d)/            42.00% - 161.00%
                                                                            Utilization rate           100.00%
                                                                      Equity / interest rate
                                                                                 correlation            20.00% - 40.00%
Index annuities                       44     Discounted cash flow                 Lapse rate             1.00% - 66.00%
                                                                   Mortality multiplier/(d)/            50.00% - 75.00%
                                                                               Option budget             1.00% - 3.00%

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR) and yield.
A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and interest crediting rates based on market indices within index annuities. For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may be either a decrease or an increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value, as estimated by the Company, is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

..   Option budget estimates the expected long-term cost of options used to hedge exposures associated with equity price changes. The level of option budgets determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                            December 31, 2017             December 31, 2016
                                                        ---------------------------   ---------------------------
                                                          Fair Value                    Fair Value
                                                          Using Net                     Using Net
                                                         Asset Value                   Asset Value
                                                        Per Share (or     Unfunded    Per Share (or     Unfunded
(in millions)           Investment Category Includes    its equivalent)  Commitments  its equivalent)  Commitments
-------------          -------------------------------  ---------------  -----------  ---------------  -----------
Investment Category
Private equity funds:
   Leveraged buyout    Debt and/or equity investments
                       made as part of a transaction
                       in which assets of mature
                       companies are acquired from the
                       current shareholders, typically
                       with the use of financial
                       leverage                               $90           $50            $112           $57

   Real Estate /       Investments in real estate
   Infrastructure      properties and infrastructure
                       positions, including power
                       plants and other energy
                       generating facilities                    3             4              12             4

   Venture capital     Early-stage, high-potential,
                       growth companies expected to
                       generate a return through an
                       eventual realization event,
                       such as an initial public
                       offering or sale of the company         15             9               8            16

   Distressed          Securities of companies that
                       are in default, under
                       bankruptcy protection, or
                       troubled                                 2             1               2             1
                                                             -----          ----           -----          ----
Total private equity
  funds                                                       110            64             134            78
                                                             -----          ----           -----          ----
Hedge funds:
   Event-driven        Securities of companies
                       undergoing material structural
                       changes, including mergers,
                       acquisitions and other
                       reorganizations                         95            --             162            --

   Long-short          Securities that the manager
                       believes are undervalued, with
                       corresponding short positions
                       to hedge market risk                   151            --             154            --

   Distressed          Securities of companies that
                       are in default, under
                       bankruptcy protection or
                       troubled                                14            --              65            --

   Other               Includes investments held in
                       funds that are less liquid, as
                       well as other strategies which
                       allow for broader allocation
                       between public and private
                       investments                              1            --               1            --
                                                             -----          ----           -----          ----
Total hedge funds                                             261            --             382            --
                                                             -----          ----           -----          ----
Total                                                        $371           $64            $516           $78
                                                             =====          ====           =====          ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2019.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                   2017
------------                                                                   ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                          77%
   Between four and six years                                                    1
   Between seven and 10 years                                                   22
                                                                               ---
       Total                                                                   100%
                                                                               ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                      33%
   Quarterly                                                                    32
   Semi-annually                                                                25
   Annually                                                                     10
                                                                               ---
       Total                                                                   100%
                                                                               ===
Percentage of hedge fund investments' fair value subject to contractual
  partial restrictions                                                          15%
                                                                               ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Note 9 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                           December 31, 2017            December 31, 2016
                      ---------------------------  ---------------------------
                            Outstanding                  Outstanding
                      Fair   Principal             Fair   Principal
 (in millions)        Value   Amount    Difference Value   Amount    Difference
 -------------        ----- ----------- ---------- ----- ----------- ----------
 Liabilities:
    Notes payable -
      to affiliates   $241     $365       $(124)   $183     $365       $(182)
                      ====     ====       =====    ====     ====       =====

The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                                Gain (Loss)
Years Ended December 31,                                     -----------------
(in millions)                                                 2017  2016  2015
-------------                                                -----  ----  ----
Assets:
   Bond and equity securities                                $ 179  $ 92  $ 33
   Alternative investments/(a)/                                 13    (1)  (29)
                                                             -----  ----  ----
Liabilities:
   Notes payable - to affiliates                              (130)  (40)    6
                                                             -----  ----  ----
Total gain                                                   $  62  $ 51  $ 10
                                                             =====  ====  ====

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other investments for the year ended December 31, 2017 primarily relate to commercial mortgage loans, the fair values of which are determined based on independent broker quotations or valuation models using unobservable inputs, as well as the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments for other investments for the year ended December 31, 2015 primarily related to hedge funds and private equity funds that were held for sale.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                 Assets at Fair Value      Impairment Charges
                             ----------------------------- ------------------
                                  Non-Recurring Basis       December 31,
                             ----------------------------- ------------------
      (in millions)          Level 1 Level 2 Level 3 Total 2017   2016  2015
      -------------          ------- ------- ------- ----- ----   ----  ----
      December 31, 2017
         Other investments     $--     $--     $--    $--  $10    $--    $9
                               ---     ---     ---    ---  ---    ---    --
      December 31, 2016
         Other investments     $--     $--     $--    $--
                               ---     ---     ---    ---

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on commercial real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

   flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                               Estimated Fair Value
                                          ------------------------------- Carrying
(in millions)                             Level 1 Level 2 Level 3  Total   Value
-------------                             ------- ------- ------- ------- --------
December 31, 2017
Assets:
   Mortgage and other loans receivable     $ --     $28   $ 6,992 $ 7,020 $ 6,850
   Other invested assets                     --       9        --       9       9
   Short-term investments                    --       3        --       3       3
   Cash                                     143      --        --     143     143
Liabilities:
   Policyholder contract deposits/*/         --      --    46,118  46,118  40,190
   Note payable - to third parties, net      --      --       139     139     140
                                           ----     ---   ------- ------- -------
December 31, 2016
Assets:
   Mortgage and other loans receivable     $ --     $42   $ 6,181 $ 6,223 $ 6,083
   Other invested assets                     --       9        --       9       9
   Short-term investments                    --      51        --      51      51
   Cash                                     106      --        --     106     106
Liabilities:
   Policyholder contract deposits/*/         --      --    45,417  45,417  39,560
   Note payable - to third parties, net      --      --        50      50      50
                                           ----     ---   ------- ------- -------

* Excludes embedded policy derivatives which are carried at fair value on a recurring basis.

4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2017 or 2016.

Fixed maturity and equity securities classified as available for sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Securities Measured at Fair Value

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                              Other-Than-
                                                                      Amortized   Gross      Gross             Temporary
                                                                       Cost or  Unrealized Unrealized  Fair   Impairments
(in millions)                                                           Cost      Gains      Losses    Value  in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ------- -----------
December 31, 2017
Bonds available for sale:
   U.S. government and government sponsored entities                   $   297    $   61     $  --    $   358    $ --
   Obligations of states, municipalities and political subdivisions      1,406        98        (3)     1,501      --
   Non-U.S. governments                                                  1,083        49       (13)     1,119      --
   Corporate debt                                                       19,627       830      (164)    20,293       2
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              5,176       402       (51)     5,527     235
       CMBS                                                              4,234       104       (41)     4,297      12
       CDO/ABS                                                           2,490        61        (8)     2,543      11
                                                                       -------    ------     -----    -------    ----
Total mortgage-backed, asset-backed and collateralized                  11,900       567      (100)    12,367     258
                                                                       -------    ------     -----    -------    ----
Total bonds available for sale/(b)/                                     34,313     1,605      (280)    35,638     260
                                                                       -------    ------     -----    -------    ----
Equity securities available for sale:
   Common stock                                                              1        --        --          1      --
   Preferred stock                                                           4        --        --          4      --
                                                                       -------    ------     -----    -------    ----
Total equity securities available for sale                                   5        --        --          5      --
                                                                       -------    ------     -----    -------    ----
Total                                                                  $34,318    $1,605     $(280)   $35,643    $260
                                                                       =======    ======     =====    =======    ====
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   285    $   60     $  --    $   345    $ --
   Obligations of states, municipalities and political subdivisions        880        53       (10)       923      --
   Non-U.S. governments                                                  1,000        25       (37)       988      --
   Corporate debt                                                       19,287       823      (292)    19,818      (7)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              5,099       317       (79)     5,337     163
       CMBS                                                              4,382       128       (59)     4,451      21
       CDO/ABS                                                           2,724        38       (33)     2,729      11
                                                                       -------    ------     -----    -------    ----
   Total mortgage-backed, asset-backed and collateralized               12,205       483      (171)    12,517     195
                                                                       -------    ------     -----    -------    ----
Total bonds available for sale/(b)/                                     33,657     1,444      (510)    34,591     188
                                                                       -------    ------     -----    -------    ----
Equity securities available for sale:
   Common stock                                                              1        --        --          1      --
   Preferred stock                                                           4        --        --          4      --
                                                                       -------    ------     -----    -------    ----
Total equity securities available for sale                                   5        --        --          5      --
                                                                       -------    ------     -----    -------    ----
Total                                                                  $33,662    $1,444     $(510)   $34,596    $188
                                                                       =======    ======     =====    =======    ====

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


(b)At December 31, 2017 and 2016, bonds available for sale held by us that were below investment grade or not rated totaled $4.5 billion and $4.7 billion, respectively.

Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                                      Less than 12 Months 12 Months or More       Total
                                                                      ------------------- ----------------- ------------------
                                                                                Gross              Gross              Gross
                                                                      Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
(in millions)                                                         Value     Losses    Value    Losses    Value    Losses
-------------                                                         ------  ----------  ------ ---------- ------- ----------
December 31, 2017
Bonds available for sale:
   U.S. government and government sponsored entities                  $   18     $ --     $   --    $ --    $    18    $ --
   Obligations of states, municipalities and political subdivisions       84       --         59       3        143       3
   Non-U.S. governments                                                  129        2        115      11        244      13
   Corporate debt                                                      2,526       86      1,757      78      4,283     164
   RMBS                                                                  632       14      1,136      37      1,768      51
   CMBS                                                                1,209       15        641      26      1,850      41
   CDO/ABS                                                               223        1        141       7        364       8
                                                                      ------     ----     ------    ----    -------    ----
Total bonds available for sale                                        $4,821     $118     $3,849    $162    $ 8,670    $280
                                                                      ======     ====     ======    ====    =======    ====
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                  $   16     $ --     $   --    $ --    $    16    $ --
   Obligations of states, municipalities and political subdivisions      259       10         --      --        259      10
   Non-U.S. governments                                                  447       22         61      15        508      37
   Corporate debt                                                      4,588      163        902     129      5,490     292
   RMBS                                                                1,574       53        464      26      2,038      79
   CMBS                                                                1,674       54         64       5      1,738      59
   CDO/ABS                                                             1,059       20        337      13      1,396      33
                                                                      ------     ----     ------    ----    -------    ----
Total bonds available for sale                                        $9,617     $322     $1,828    $188    $11,445    $510
                                                                      ======     ====     ======    ====    =======    ====

At December 31, 2017, we held 1,185 individual fixed maturity securities that were in an unrealized loss position, of which 381 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2017 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2017
Due in one year or less                              $   550         $   558          $   25            $   25
Due after one year through five years                  7,425           7,780             568               549
Due after five years through ten years                 7,929           8,102           2,503             2,396
Due after ten years                                    6,509           6,831           1,772             1,718
Mortgage-backed, asset-backed and collateralized      11,900          12,367           4,082             3,982
                                                     -------         -------          ------            ------
Total                                                $34,313         $35,638          $8,950            $8,670
                                                     =======         =======          ======            ======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2017              2016              2015
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $71      $25      $133     $130     $53      $50
Equity securities             --       --        --       --       1       --
Total                        $71      $25      $133     $130     $54      $50
                             ===      ===      ====     ====     ===      ===

In 2017, 2016, and 2015, the aggregate fair value of available-for-sale securities sold was $2.5 billion, $3.5 billion and $6.8 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2017           December 31, 2016
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                 $    7           -%         $    7           -%
Corporate debt                                          239          14             224          13
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 662          40             682          38
   CMBS                                                 132           8             154           9
   CDO/ABS                                              640          38             711          40
                                                     ------         ---          ------         ---
Total other bond securities                          $1,680         100%         $1,778         100%
                                                     ======         ===          ======         ===

Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                                       December 31,
                                                                       -------------
(in millions)                                                           2017   2016
-------------                                                          ------ ------
Alternative investments/(a)(b)/                                        $  946 $1,170
Investment real estate/(c)/                                               185     39
Federal Home Loan Bank (FHLB) common stock                                  9      9
All other investments                                                      20     15
                                                                       ------ ------
Total                                                                  $1,160 $1,233
                                                                       ====== ======

(a)At December 31, 2017, includes hedge funds of $351 million and private equity funds of $595 million. At December 31, 2016, includes hedge funds of $550 million and private equity funds of $620 million.
(b)Approximately 47 percent of our hedge fund portfolio is available for redemption in 2018, an additional 53 percent will be available between 2019 and 2021.
(c)Net of accumulated depreciation of $1 million and $2 million at December 31, 2017 and 2016, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $2 million at December 31, 2017, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months. We did not have any gross unrealized loss recorded in 2016.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                                                      Years ended December 31,
                                                                      ----------------------
(in millions)                                                          2017    2016     2015
-------------                                                         -----   ------  -------
Operating results:
   Total revenues                                                     $ 883   $   94  $ 2,067
   Total expenses                                                      (220)    (552)    (628)
                                                                      -----   ------  -------
Net income                                                            $ 663   $ (458) $ 1,439
                                                                      -----   ------  -------
                                                                                December 31,
                                                                              ---------------
(in millions)                                                                  2017     2016
-------------                                                                 ------  -------
Balance sheet:
   Total assets                                                               $8,530  $23,601
   Total liabilities                                                            (665)  (2,551)
                                                                              ------  -------

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2017 and 2016:

                                                                      2017                      2016
                                                            ------------------------- -------------------------
                                                                           Ownership                 Ownership
(in millions, except percentages)                           Carrying Value Percentage Carrying Value Percentage
---------------------------------                           -------------- ---------- -------------- ----------
Equity method investments                                        $671       Various        $880       Various
                                                                 ----       -------        ----       -------

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

..   Dividend income from common and preferred stock.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from alternative investments.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                                                Years Ended December 31,
                                                                                ------------------------
(in millions)                                                                    2017     2016    2015
-------------                                                                   ------   ------  ------
Available for sale fixed maturity securities, including short-term investments. $1,672   $1,664  $1,722
Other fixed maturity securities                                                    179       92      33
Interest on mortgage and other loans                                               313      312     302
Real estate                                                                         (2)       1      12
Alternative investments/*/                                                          72       39      76
Other investments                                                                    3        3       2
                                                                                ------   ------  ------
Total investment income                                                          2,237    2,111   2,147
Investment expenses                                                                 70       66      70
                                                                                ------   ------  ------
Net investment income                                                           $2,167   $2,045  $2,077
                                                                                ======   ======  ======

* Includes income from hedge funds and private equity funds. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales or full redemptions of available for sale fixed maturity securities, available for sale equity securities, real estate and other alternative investments.

..   Reductions to the amortized cost basis of available for sale fixed maturity securities, available for sale equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                                                      Years Ended December 31,
                                                                      -----------------------
(in millions)                                                          2017     2016    2015
-------------                                                          -----    -----   ----
Sales of fixed maturity securities                                    $  46    $   3    $  3
Sales of equity securities                                               --       --       1
Mortgage and other loans                                                  3        2     (22)
Investment real estate                                                    6        6      --
Alternative investments                                                  15       43       6
Derivatives                                                            (149)     (41)    192
Other                                                                    58      (65)    (44)
Other-than-temporary impairments                                        (36)     (75)    (62)
                                                                       -----    -----   ----
Net realized capital income (losses)                                  $ (57)   $(127)   $ 74
                                                                       =====    =====   ====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                 Years Ended December 31,
                                                                 -----------------------
(in millions)                                                    2017    2016     2015
-------------                                                    ----    ----     -----
Balance, beginning of year                                       $446    $532    $ 716
   Increases due to:
       Credit impairments on new securities subject to
         impairment losses                                         21      37       18
       Additional credit impairments on previously impaired
         securities                                                 8      28       14
   Reductions due to:
       Credit impaired securities fully disposed for which
         there was no prior intent or requirement to sell         (37)    (52)    (106)
       Credit impaired securities for which there is a
         current intent or anticipated requirement to sell         --      --        1
       Accretion on securities previously impaired due to
         credit/*/                                                (90)    (99)    (111)
                                                                  ----    ----    -----
Balance, end of year                                             $348    $446    $ 532
                                                                  ====    ====    =====

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

(in millions)                                                          At Date of Acquisition
-------------                                                          ----------------------
Contractually required payments (principal and interest)                       $4,119
Cash flows expected to be collected/*/                                          3,505
Recorded investment in acquired securities                                      2,423
                                                                               ======

* Represents undiscounted expected cash flows, including both principal and interest

                                                                       December 31,
                                                                       -------------
(in millions)                                                           2017   2016
-------------                                                          ------ ------
Outstanding principal balance                                          $1,749 $1,908
Amortized cost                                                          1,331  1,460
Fair value                                                              1,486  1,503
                                                                       ====== ======

The following table presents activity for the accretable yield on PCI securities:

                                                                       Years Ended
                                                                       December 31,
                                                                       ----------
(in millions)                                                          2017   2016
-------------                                                          ----   ----
Balance, beginning of year                                             $812   $689
   Newly purchased PCI securities                                        48    137
   Accretion                                                            (84)   (81)
   Effect of changes in interest rate indices                            (3)    12
   Net reclassification from non-accretable difference, including
     effects of prepayments                                              90     55
                                                                       ----   ----
Balance, end of year                                                   $863   $812
                                                                       ====   ====

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                                       December 31,
                                                                       ------------
(in millions)                                                          2017   2016
-------------                                                          ----   ----
Fixed maturity securities available for sale                           $254   $238
Other bond securities, at fair value                                    220    231
                                                                        ====  ====

Amounts borrowed under repurchase and securities lending agreements totaled $468 million and $465 million at December 31, 2017 and 2016, respectively.

The following table presents the fair value of securities pledged under our repurchase and securities lending agreements by collateral type and by remaining contractual maturity:

                                      Remaining Contractual Maturity of the Agreements
                                      --------------------------------------------


                                      Overnight                          Greater
                                         and         Up to 30            Than 90
(in millions)                         Continuous       days   31-90 days  days   Total
-------------                         ----------     -------- ---------- ------- -----
December 31, 2017
Repurchase agreements:
   Bonds available for sale:
       Non U.S. government               $--           $  3      $  4      $--   $  7
       Corporate debt                     --             --         6       --      6
   Other bond securities:
       Non-U.S. government                --             --         7       --      7
       Corporate debt                     --             40       173       --    213
                                         ---           ----      ----      ---   ----
Total repurchase agreements               --             43       190       --    233
                                         ---           ----      ----      ---   ----
Securities lending agreements:
   Bonds available for sale:
       Corporate debt                     --             89       152       --    241
                                         ---           ----      ----      ---   ----
Total securities lending agreements       --             89       152       --    241
                                         ---           ----      ----      ---   ----
Total secured financing transactions     $--           $132      $342      $--   $474
                                         ===           ====      ====      ===   ====
December 31, 2016
Repurchase agreements:
   Other bond securities:
       Non-U.S. government               $--           $ --      $ --      $ 7   $  7
       Corporate debt                     --             47       106       71    224
                                         ---           ----      ----      ---   ----
Total repurchase agreements               --             47       106       78    231
                                         ---           ----      ----      ---   ----
Securities lending agreements:
   Bonds available for sale:
       Non-U.S. government                --             --        16       --     16
       Corporate debt                     --             --       217       --    217
       CMBS                               --             --         5       --      5
                                         ---           ----      ----      ---   ----
Total securities lending agreements       --             --       238       --    238
                                         ---           ----      ----      ---   ----
Total secured financing transactions     $--           $ 47      $344      $78   $469
                                         ===           ====      ====      ===   ====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $4 million and $3 million at December 31, 2017 and 2016, respectively.

Other Pledges

We are members of the FHLB of Dallas and such membership requires the members to own stock in the FHLB. We owned $9 million of stock in the FHLB at both December 31, 2017 and 2016. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we had pledged securities with a fair value of $136 million and $164 million at December 31, 2017 and 2016, respectively, to provide adequate collateral for potential advances from the FHLB.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                                   December 31,
                                                                  --------------
(in millions)                                                      2017    2016
-------------                                                     ------  ------
Commercial mortgages/*/                                           $5,474  $4,712
Residential mortgages                                                708     535
Life insurance policy loans                                          653     683
Commercial loans, other loans and notes receivable                    59     198
                                                                  ------  ------
Total mortgage and other loans receivable                          6,894   6,128
Allowance for losses                                                 (44)    (45)
                                                                  ------  ------
Mortgage and other loans receivable, net                          $6,850  $6,083
                                                                  ======  ======

* Commercial mortgages primarily represent loans for office, apartments and retail, with exposures in New York and California representing the largest geographic concentrations (24 percent and 14 percent, respectively, at December 31, 2017 and 25 percent and 12 percent, respectively, at December 31, 2016).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the credit quality performance indicators for commercial mortgages:

                           Number                       Class                                  Percent
                             of   -------------------------------------------------              of
(dollars in millions)      Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------      ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2017
Credit Quality Indicator:
   In good standing         253     $1,586   $1,606  $1,315    $237    $530   $181   $5,455      100%
   Restructured/(a)/          2         --       15       4      --      --     --       19       --
                            ---     ------   ------  ------    ----    ----   ----   ------      ---
Total/(b)/                  255     $1,586   $1,621  $1,319    $237    $530   $181   $5,474      100%
                                    ======   ======  ======    ====    ====   ====   ======      ===
Allowance for losses                $   12   $   19  $    9    $  1    $  2   $  1   $   44        1%
                                    ======   ======  ======    ====    ====   ====   ======      ===
December 31, 2016
Credit Quality Indicator:
   In good standing         252     $1,197   $1,366  $1,164    $314    $460   $162   $4,663       99%
   Restructured/(a)/          2         --       49      --      --      --     --       49        1
                            ---     ------   ------  ------    ----    ----   ----   ------      ---
Total/(b)/                  254     $1,197   $1,415  $1,164    $314    $460   $162   $4,712      100%
                                    ======   ======  ======    ====    ====   ====   ======      ===
Allowance for losses                $    6   $   16  $   10    $  7    $  2   $  1   $   42        1%
                                    ======   ======  ======    ====    ====   ====   ======      ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)Our commercial loan portfolio is current as to payments of principal and interest. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                                 2017                   2016                   2015
                                        ---------------------  ---------------------  ---------------------
Years Ended December 31,
------------------------                Commercial Other       Commercial Other       Commercial Other
(in millions)                           Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                           ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year               $42      $ 3   $45     $50      $ 2   $52     $36      $--   $36
   Additions (reductions) to allowance.      8       (3)    5      (3)       1    (2)     19        2    21
   Charge-offs, net of recoveries......     (6)      --    (6)     (5)      --    (5)     (5)      --    (5)
                                           ---      ---   ---     ---      ---   ---     ---      ---   ---
Allowance, end of year                     $44      $--   $44     $42      $ 3   $45     $50      $ 2   $52
                                           ===      ===   ===     ===      ===   ===     ===      ===   ===

The following table presents information on mortgage loans individually assessed for credit losses:

                                                              Years Ended December 31,
                                                              -----------------------
 (in millions)                                                2017    2016     2015
 -------------                                                ----    ----     ----
 Impaired loans with valuation allowances                     $ 4     $ 57     $125
 Impaired loans without valuation allowances                   15       49       83
                                                              ---      ----     ----
    Total impaired loans                                       19      106      208
 Valuation allowances on impaired loans                        (1)      (8)     (20)
                                                              ---      ----     ----
    Impaired loans, net                                       $18     $ 98     $188
                                                              ===      ====     ====
 Interest income on impaired loans                            $ 5     $ 11     $  8
                                                              ===      ====     ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

For the twelve-month period ended December 31, 2017, loans with a carrying value of $25 million were modified in troubled debt restructurings. There were no commercial mortgage loans that had been modified in a TDR at December 31, 2016.

6. REINSURANCE

We assume reinsurance from other insurance companies. We are also a reinsurer for the guaranteed minimum income benefit (GMIB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum death benefit (GMDB) on certain variable annuities issued in Japan by MetLife Insurance K.K. (formerly American Life Insurance Company, a former subsidiary of AIG Parent). New business under this reinsurance arrangement was no longer accepted after March 31, 2009. We recorded liabilities for the amount of reserves calculated for the GMIB, GMWB and GMDB provisions of this reinsurance arrangement, which totaled $25 million and $30 million at December 31, 2017 and 2016, respectively.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives in insurance contract liabilities and with fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable International Swaps and Derivative Association, Inc. (ISDA) Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with available-for-sale investments have been designated as fair value hedges. Changes in fair value hedges of available-for-sale securities are reported in net realized capital gains (losses) along with changes in the hedged item.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                             December 31, 2017                December 31, 2016
                                                      ------------------------------    -------------------------------
                                                      Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                          Assets         Liabilities        Assets        Liabilities
                                                      --------------   --------------   --------------   ---------------
                                                      Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                          Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                         --------  -----  --------  -----  --------  -----  --------  -----
Derivatives designated as
   hedging instruments:/(a)/
   Interest rate contracts                             $   --   $  --   $    4   $  --   $   --   $  --    $ 39     $--
   Foreign exchange contracts                             204      16      608      48      508      56     119       6
Derivatives not designated
   as hedging instruments:/(a)/
   Interest rate contracts                              2,974      66      288      31    4,959     122     101      --
   Foreign exchange contracts                             201      12      529      12      613      40     125       1
   Equity contracts                                     4,423     303      729      67    2,181      28     308      --
                                                       ------   -----   ------   -----   ------   -----    ----     ---
Total derivatives, gross                               $7,802     397   $2,158     158   $8,261     246    $692       7
                                                       ------   -----   ------   -----   ------   -----    ----     ---
Counterparty netting/(b)/                                        (158)            (158)              (7)             (7)
Cash collateral/(c)/                                             (235)              --             (191)             --
                                                                -----   ------   -----   ------   -----    ----     ---
Total derivatives included in Other Assets and Other
  Liabilities, respectively/(d)/                                $   4            $  --            $  48             $--
                                                                =====   ======   =====   ======   =====    ====     ===

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(c)Represents cash collateral posted and received that is eligible for netting.
(d)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2017 and 2016. Fair value of liabilities related to bifurcated embedded derivatives was $439 million and $209 million, respectively, at December 31, 2017 and 2016.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                       Years Ended December 31,
                                                                       -----------------------
(in millions)                                                           2017    2016    2015
-------------                                                           -----   ----    ----
Derivative instruments in fair value hedging relationships*:
   Foreign exchange contracts                                          $  (2)   $(11)   $  4
                                                                        -----    ----    ----
Total                                                                  $  (2)   $(11)   $  4
                                                                        =====    ====    ====
Derivatives not designated as hedging instruments by derivative type:
   Interest rate contracts                                             $   3    $(36)   $ 66
   Foreign exchange contracts                                            (53)     64      48
   Equity contracts                                                      (56)    (97)    (28)
   Embedded derivatives                                                  (41)     39     102
                                                                        -----    ----    ----
Total                                                                  $(147)   $(30)   $188
                                                                        =====    ====    ====
By classification:
   Net realized capital gains (losses)                                 $(149)   $(41)   $192
                                                                        -----    ----    ----
Total                                                                  $(149)   $(41)   $192
                                                                        =====    ====    ====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities, including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Long-duration insurance contracts: Policy acquisition costs for life-contingent products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impacts the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate
(cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities are in a net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             -----------------------
(in millions)                                                                2017     2016    2015
-------------                                                                ----     -----   ----
Balance, beginning of year                                                   $955    $ 964    $800
   Acquisition costs deferred                                                  80       80      78
   Accretion of interest/amortization                                         (96)    (105)    (91)
   Effect of unlocking assumptions used in estimating future gross profits     11      (43)     41
   Effect of realized gains/loss on securities                                 (5)      13      30
   Effect of unrealized gains/loss on securities                              (57)      45     106
   Increase due to foreign exchange                                            --        1      --
                                                                             ------  -------  ------
Balance, end of year                                                         $888    $ 955    $964
                                                                             ======  =======  ======

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             -----------------------
(in millions)                                                                2017     2016    2015
-------------                                                                ----     ----    ----
Balance, beginning of year                                                   $196     $195    $162
   Acquisition costs deferred                                                  14       14      14
   Accretion of interest/amortization                                         (19)     (23)    (17)
   Effect of unlocking assumptions used in estimating future gross profits      2       (4)      8
   Effect of realized gains/loss on securities                                 --        4       6
   Effect of unrealized gains/loss on securities                              (13)      10      22
                                                                              ----     ----    ----
Balance, end of year                                                         $180     $196    $195
                                                                              ====     ====    ====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                                                       Securitization
(in millions)                                                          Vehicles/(a)/
-------------                                                          --------------
December 31, 2017
Assets:
   Bonds available for sale                                                $2,241
   Other bond securities                                                      374
   Mortgage and other loans receivable                                        114
   Other/(b)/                                                                 467
                                                                           ------
Total assets/(c)/                                                          $3,196
                                                                           ======
Liabilities:
   Notes payable - to affiliates                                           $  241
   Notes payable - to third parties                                            50
   Other/(d)/                                                                  41
                                                                           ------
Total liabilities                                                          $  332
                                                                           ======
December 31, 2016
Assets:
   Bonds available for sale                                                $2,913
   Other bond securities                                                      365
   Mortgage and other loans receivable                                        198
   Other/(b)/                                                                 350
                                                                           ------
Total assets/(c)/                                                          $3,826
                                                                           ======
Liabilities:
   Notes payable - to affiliates                                           $  183
   Notes payable - to third parties                                            50
   Other/(d)/                                                                   6
                                                                           ------
Total liabilities                                                          $  239
                                                                           ======

(a)At December 31, 2017 and 2016, $2.8 billion and $3.4 billion, respectively, of the total assets of consolidated vehicles were owed to VALIC Parent or its subsidiaries
(b)Comprised primarily of short-term investments and other assets at both December 31, 2017 and 2016.
(c)The assets of each VIE can be used only to settle specific obligations of that VIE.
(d)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2017 and 2016.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                              --------- -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2017
   Real estate and investment entities/(b)/    $85,455    $  671      $110     $  781
   Securitization vehicles                       3,445       675        --        675
                                               -------    ------      ----     ------
Total                                          $88,900    $1,346      $110     $1,456
                                               =======    ======      ====     ======
December 31, 2016
   Real estate and investment entities/(b)/    $87,089    $  977      $133     $1,110
   Securitization vehicles                       2,114       530        --        530
                                               -------    ------      ----     ------
Total                                          $89,203    $1,507      $133     $1,640
                                               =======    ======      ====     ======

(a)At December 31, 2017 and 2016, $671 million and $977 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets and $675 million and $530 million, respectively, were recorded as bonds available for sale.
(b)Comprised primarily of hedge funds and private equity funds.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

Through an affiliate, AIG Global Real Estate, we are an investor in various real estate investment entities, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIEs' activities consist of the development or redevelopment of commercial, industrial and residential real estate. Our involvement varies from being a passive equity investor or finance provider.

We participate as passive investors in the equity issued by certain third-party-managed hedge and private equity funds that are VIEs. Typically, we are not involved in the design or establishment of these VIEs, nor do they actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily in investment-grade debt securities, residential mortgage loans and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third-parties or affiliates by these entities are reported as notes payable. For certain VIEs where we participate as passive investors and determined that we are not the primary beneficiary of these entities, our maximum exposure is limited to our investments in securities issued by these VIEs.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for life-contingent annuity payout contracts and are based on estimates of cost of future policy benefits. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. In addition, reserves for contracts in loss recognition are adjusted to reflect the effect of unrealized gains on fixed maturity and equity securities available for sale, with related changes recognized through Other comprehensive income.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 1.0 percent to 9.0 percent at December 31, 2017, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for fixed annuities, fixed options within variable annuities and annuities without life contingencies, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

accounted for as embedded derivatives at fair value and (b) annuities issued in a structured settlement arrangement with no life contingency. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and
Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

11. VARIABLE ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity contract that qualifies for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits primarily include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result, the net amount at risk for each feature is not additive to that of other features.

In addition, we record liabilities for assumed reinsurance of certain GMDB and GMWB features in variable annuity contracts issued by another insurer, under coinsurance and modified coinsurance agreements. Amounts related to guaranteed benefits shown below exclude such assumed reinsurance. See Note 6 for additional information on assumed reinsurance.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2017    2016
                      -------------       ------- -------
                      Equity funds        $27,385 $24,206
                      Bond funds            3,412   3,174
                      Balanced funds        4,948   4,435
                      Money market funds      423     459
                                          ------- -------
                      Total               $36,168 $32,274
                                          ======= =======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liability for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents the details concerning our GMDB exposures, excluding assumed reinsurance:

                                                          December 31,
                                                  -----------------------------
                                                       2017           2016
                                                  -------------- --------------
                                                   Net Deposits   Net Deposits
                                                  Plus a Minimum Plus a Minimum
 (dollars in millions)                                Return         Return
 ---------------------                            -------------- --------------
 Account value                                       $61,061        $56,946
 Net amount at risk                                    379            471
 Average attained age of contract holders              61             61
 Range of guaranteed minimum return rates             0%-3%         0% - 3%

The following table presents a rollforward of the GMDB liability related to variable annuity contracts:

                                                                  Years Ended
                                                                  December 31,
                                                                 -------------
(in millions)                                                    2017 2016 2015
-------------                                                    ---- ---- ----
Balance, beginning of year                                       $19  $17  $17
   Reserve increase                                                8    2    2
   Benefits paid                                                  --   --   (2)
                                                                 ---  ---  ---
Balance, end of year                                             $27  $19  $17
                                                                 ===  ===  ===

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality rates, which are based upon actual experience modified to allow for variations in policy form; lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and index annuities, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The fair value of these embedded policy derivatives was a net liability of $186 million and $165 million at December 31, 2017 and 2016, respectively. We had account values subject to GMWB that totaled $3.3 billion and $3.2 billion at December 31, 2017 and 2016, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $45 million and $112 million at December 31, 2017 and 2016, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2017, including fixed and variable-rates:

                                                                     Balance at
                                                                     December 31,
                                               Range of     Maturity ------------
  (in millions)                            Interest Rate(s) Date(s)  2017   2016
  -------------                            ---------------- -------- ----   ----
  Notes payable - to affiliates:
    Notes payable of consolidated VIEs,
     at fair value                          10.60%-12.44%     2060   $241   $183
                                            -------------     ----    ----  ----
  Total notes payable - to affiliates                                 241    183
                                                                      ----  ----
  Notes payable - to third parties:
    Notes payable of consolidated VIEs        4.22%-4.42%     2060     50     50
    Debt of consolidated investments        LIBOR + 2.15%     2024     90     --
                                            -------------     ----    ----  ----
  Total notes payable - to third parties                              140     50
                                                                      ----  ----
  Total notes payable                                                $381   $233
                                                                      ====  ====

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                        Year Ending
 December 31, 2017                          -----------------------------------
 (in millions)                        Total 2018 2019 2020 2021 2022 Thereafter
 -----------------                    ----- ---- ---- ---- ---- ---- ----------
 Notes payable - to affiliates:
    Notes payable of consolidated
      VIEs, at fair value             $241  $--  $--  $--  $--  $--     $241
                                      ----  ---  ---  ---  ---  ---     ----
 Total notes payable - to affiliates   241   --   --   --   --   --      241
                                      ----  ---  ---  ---  ---  ---     ----
 Notes payable - to third parties:
    Notes payable of consolidated
      VIEs                              50   --   --   --   --   --       50
    Debt of consolidated investments    90    3    3    3    3    3       75
                                      ----  ---  ---  ---  ---  ---     ----
 Total notes payable - to third
   parties                             140    3    3    3    3    3      125
                                      ----  ---  ---  ---  ---  ---     ----
 Total notes payable                  $381  $ 3  $ 3  $ 3  $ 3  $ 3     $366
                                      ====  ===  ===  ===  ===  ===     ====

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2017 and 2016, we had no outstanding balance under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2017:

                      (in thousands)
                      --------------
                      2018                        $ 2,942
                      2019                          2,777
                      2020                          2,490
                      2021                          1,441
                      2022                            933
                      Remaining years after 2022      687
                                                  -------
                      Total                       $11,270
                                                  =======

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $241 million at December 31, 2017.

Mortgage Loan Commitments

We have $166 million and $110 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2017.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

At December 31, 2017, the Company was defending an appeal in respect of a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The litigation concerns a contractual dispute

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

regarding whether the WV Boards were entitled in 2008 to the immediate and complete withdrawal of funds invested in an annuity product issued by VALIC. The WV Boards asserted damages in excess of $100,000,000. In 2016, the parties stipulated to resolve the matter through final and non-appealable arbitration before an arbitration panel composed of three West Virginia Business Court judges. The panel issued its decision on April 28, 2017, and no recovery was awarded to the WV Boards. Thereafter, the claims against VALIC were dismissed and the Company's accrual for this contingent liability was reversed. In May 2017, notwithstanding the parties' stipulation that the arbitral decision would be final and non-appealable, the WV Boards appealed the arbitration decision to the West Virginia Supreme Court of Appeals. The appeal remains pending.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $5 million at December 31, for both 2017 and 2016, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                      December 31,
                                                                                     -------------
(in millions)                                                                         2017    2016
-------------                                                                        ------  -----
Unrealized appreciation of fixed maturity and equity securities, available for sale  $1,325  $ 934
Net unrealized gains on other invested assets                                           160    172
Adjustments to DAC and deferred sales inducements                                      (121)   (51)
Shadow loss recognition                                                                 (41)   (26)
Foreign currency translation adjustments                                                 (6)    (7)
Deferred income tax                                                                    (109)  (150)
                                                                                     ------  -----
Accumulated other comprehensive income                                               $1,208  $ 872
                                                                                     ======  =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the other comprehensive income (loss) reclassification adjustments:

                                 Unrealized
                                Appreciation
                               (Depreciation)
                                  of Fixed
                                  Maturity
                               Investments on
                                Which Other-
                                   Than-
                                 Temporary      Unrealized   Adjustments
                                   Credit      Appreciation  to DAC and  Unrealized    Foreign
                                Impairments   (Depreciation)  Deferred    Insurance   Currency
                                    were       of All Other     Sales       Loss     Translation
(in millions)                    Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                  -------------- -------------- ----------- ----------- ----------- -------
Year ended December 31, 2015
Unrealized change arising
  during period                     $(12)        $(1,214)       $164        $ 84         $(2)    $  (980)
Less: Reclassification
  adjustments included in net
  income                              65              21          36          --          --         122
                                    ----         -------        ----        ----         ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       (77)         (1,235)        128          84          (2)     (1,102)
Less: Income tax expense
  (benefit)                          (28)           (297)         46          30          (1)       (250)
                                    ----         -------        ----        ----         ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)      $(49)        $  (938)       $ 82        $ 54         $(1)    $  (852)
                                    ====         =======        ====        ====         ===     =======
Year ended December 31, 2016
Unrealized change arising
  during period                     $(29)        $   (39)       $ 72        $(26)        $ 1     $   (21)
Less: Reclassification
  adjustments included in net
  income                              16             (13)         17          --          --          20
                                    ----         -------        ----        ----         ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       (45)            (26)         55         (26)          1         (41)
Less: Income tax expense
  (benefit)                          (16)             (2)         21          (9)          1          (5)
                                    ----         -------        ----        ----         ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)      $(29)        $   (24)       $ 34        $(17)        $--     $   (36)
                                    ====         =======        ====        ====         ===     =======
Year ended December 31, 2017
Unrealized change arising
  during period                     $ 81         $   269        $(75)       $(15)        $ 1     $   261
Less: Reclassification
  adjustments included in net
  income                               8             (37)         (5)         --          --         (34)
                                    ----         -------        ----        ----         ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)        73             306         (70)        (15)          1         295
Less: Income tax expense
  (benefit)                           26              22         (16)        (15)          1          18
                                    ----         -------        ----        ----         ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)      $ 47         $   284        $(54)       $ --         $--     $   277
                                    ====         =======        ====        ====         ===     =======

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                              Amount Reclassified from
                                              Accumulated Other
                                              Comprehensive Income
                                              ------------------------
                                                December 31,
                                              ------------------------      Affected Line Item in the
(in millions)                                 2017     2016     2015          Statements of Income
-------------                                 ----     ----     ----   ------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other- than-temporary
  credit impairments were recognized          $  8     $ 16     $ 65   Net realized capital gains (losses)
Unrealized (depreciation) of all other
  investments                                  (37)     (13)      21   Net realized capital gains (losses)
Adjustments to DAC and deferred sales                                      Amortization of deferred policy
  inducements                                   (5)      17       36                     acquisition costs
                                               ----     ----     ----
   Total reclassifications for the period     $(34)    $ 20     $122
                                               ====     ====     ====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

  (in millions)                                              2017   2016  2015
  -------------                                             ------ ------ ----
  Years Ended December 31,
  Statutory net income                                      $  640 $  758 $757

  At December 31,
  Statutory capital and surplus                             $2,800 $2,388
  Aggregate minimum required statutory capital and surplus     656    662
                                                            ====== ======

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2017 and 2016, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2017, we adopted a permitted statutory accounting practice to report certain derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The initial adoption of the permitted practice resulted in a decrease in our statutory surplus of $23 million at December 31, 2017. Other than the adoption of this permitted practice, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that was significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a twelve-month period, measured retrospectively from the date of payment, which can be paid over a rolling twelve-month period to shareholders of Texas domiciled insurance companies without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the statutory surplus as regards to policyholders at the preceding December 31; or
(2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2018 without prior approval of the TDI is $536 million. Dividend payments in excess of positive retained earnings in 2015, 2016 and 2017 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

We also maintain a retirement plan for the benefit of our sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract we issued. The liabilities and expenses associated with this plan were not material to our consolidated financial position and results of operations for the years presented.

17. INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the U.S. enacted Public Law 115-97, known as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes impacting the Company and the life insurance industry in tax years beginning January 1, 2018.

Provisions of the Tax Act include reductions or elimination of deductions for certain items, e.g., reductions to corporate dividends received deductions, disallowance of entertainment expenses, and limitations on the deduction of certain executive compensation costs. These provisions, generally, result in an increase in the Company's taxable income in the years beginning after December 31, 2017. Changes specific to the life insurance industry include the changes to the calculation of insurance tax reserves and related transition adjustments and computation of the separate accounts dividends received deduction.

The SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 addresses situations where accounting for certain income tax effects of the Tax Act under Accounting Standards Codification (ASC) 740 may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from the enactment date to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the following:

    . Income tax effects of those aspects of the Tax Act for which accounting under ASC 740 is complete.

    . Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

    . If a provisional estimate cannot be determined, ASC 740 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

Consistent with current income tax accounting requirements, we have remeasured our deferred tax assets and liabilities with reference to the statutory income tax rate of 21 percent and taken into consideration other provisions of the Tax

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Act. As of December 31, 2017, we had not fully completed our accounting for the tax effects of the Tax Act. Our provision for income taxes for the period ended December 31, 2017, is based in part on a reasonable estimate of the effects on existing deferred tax balances and of certain provisions of the Tax Act. To the extent a reasonable estimate of the impact of certain provisions was determinable, we recorded provisional estimates as a component of our provision for income taxes. To the extent a reasonable estimate of the impact of certain provisions was not determinable, we have not recorded any adjustments and continued accounting for them in accordance with ASC 740 on the basis of the tax laws in effect before enactment of the Tax Act.

The Tax Act includes provisions for Global Intangible Low-Taxed Income (GILTI) under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax (BEAT) under which taxes are imposed on certain base eroding payments to affiliated foreign companies. Where applicable, consistent with accounting guidance, we will treat BEAT as an in period tax charge when incurred in future periods for which no deferred taxes need to be provided and made an accounting policy election to treat GILTI taxes in a similar manner. Accordingly, no provision for income tax related to GILTI or BEAT was recorded as of December 31, 2017.

For the period ended December 31, 2017, we recognized a provisional estimate of income tax effects of the Tax Act of $36 million.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years.

Provisions Impacting Projections of Taxable Income and Realizability of Deferred Tax Assets

Certain provisions of the Tax Act impact our projections of future taxable income used in analyzing realizability of our deferred tax assets. In certain instances, provisional estimates have been included in our future taxable income projections for these specific provisions to reflect application of the new tax law. We do not currently anticipate that reliance on provisional estimates will have a material impact on the determination of realizability of our deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which we are the non-controlling interest owner. The information needed to determine a provisional estimate is not currently available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder). Accordingly, no provisional estimates were recorded.

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

Years Ended December 31,
(in millions)                                                          2017 2016  2015
-------------                                                          ---- ----  ----
Current                                                                $203 $201  $243
Deferred                                                                  8  (57)   87
                                                                       ---- ----  ----
Total income tax expense                                               $211 $144  $330
                                                                       ==== ====  ====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The U.S. statutory income tax rate is 35 percent for 2017, 2016 and 2015. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2017  2016  2015
-------------                                                      ----  ----  ----
U.S federal income tax expense at statutory rate                   $324  $231  $387
Adjustments:
   Dividends received deduction                                     (39)  (42)  (39)
   Reclassifications from accumulated other comprehensive income    (39)  (28)  (25)
   Impact of Tax Act                                                (36)   --    --
   State income tax                                                   7     8     7
   Capital loss carryover write-off                                  --    --     5
   Other credits, taxes and settlements                              (6)  (25)   (5)
                                                                   ----  ----  ----
Total income tax expense                                           $211  $144  $330
                                                                   ====  ====  ====

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                               2017   2016
-------------                                                              -----  -----
Deferred tax assets:
   Basis differences on investments                                        $ 259  $ 586
   Policy reserves                                                            90    109
   Fixed assets                                                               94    120
   Losses and tax credit carryforwards                                        62     66
   State deferred tax benefits                                                 2     10
   Other                                                                       4      4
                                                                           -----  -----
Total deferred tax assets                                                    511    895
                                                                           -----  -----
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (241)  (404)
   Net unrealized gains on debt and equity securities available for sale    (277)  (367)
   Other                                                                      (2)    (5)
                                                                           -----  -----
Total deferred tax liabilities                                              (520)  (776)
                                                                           -----  -----
Net deferred tax (liability) asset before valuation allowance                 (9)   119
Valuation allowance                                                           --   (102)
                                                                           -----  -----
Net deferred tax (liability) asset                                         $  (9) $  17
                                                                           =====  =====

The following table presents our tax losses and credit carryforwards on a tax return basis.

December 31, 2017                                                        Tax    Expiration
(in millions)                                                          Effected  Periods
-------------                                                          -------- ----------
Foreign tax credit carryforwards                                         $42    2018-2024
Business credit carryforwards                                             20    2027-2036
                                                                         ---
Total carryforwards                                                      $62
                                                                         ===

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

As of December 31, 2017, based on all available evidence we concluded that no valuation allowance should be established on a portion of the deferred tax asset. At December 31, 2017 and 2016, we released $102 million and $14 million, respectively, of valuation allowance associated with the unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                                   Years Ended
                                                                   December 31,
                                                                   -----------
  (in millions)                                                    2017  2016
  -------------                                                    ----  ----
  Gross unrecognized tax benefits, beginning of year               $19   $ 34
     Increases in tax position for prior years                      --     --
     Decreases in tax position for prior years                      (3)   (15)
                                                                   ---   ----
  Gross unrecognized tax benefits, end of year                     $16   $ 19
                                                                   ===   ====

At December 31, 2017 and 2016, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $16 million and $19 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2017 and 2016, we had accrued liabilities of $3 million and $2 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2017, 2016 and 2015, we recognized expense of $1 million, income of $4 million and income of less than $1 million, respectively, for interest (net of the federal benefit) and penalties.

We regularly evaluate proposed adjustments by taxing authorities. At December 31, 2017, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2017 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

On September 29, 2017, the Financial Stability Oversight Council (Council) rescinded its determination that material financial distress at AIG could pose a threat to U.S. financial stability and as a result, AIG is no longer designated as a nonbank systemically important financial institution (nonbank
SIFI). With the rescission of its designation as a nonbank SIFI, AIG is no longer subject to the consolidated supervision of the Board of Governors of the Federal Reserve System or subject to the enhanced prudential standards set forth in the Dodd-Frank Wall Street Reform and Consumer Protection Act and its implementing regulations.

On September 25, 2017, AIG announced organizational changes designed to position AIG a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG's technology-driven subsidiary, is reported within Other Operations. AIG also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to service and cost allocation agreements, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. The amount incurred for such services was approximately $424 million in 2017 and $418 million in both 2016 and 2015.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006. American Home's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantee.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other

We purchase, sell or transfer securities, at fair market value, to or from our affiliates in the ordinary course of business.

In October 2017, through our wholly owned subsidiary, AIG Home Loan 3, we transferred a portfolio of U.S. residential mortgage loans to a newly formed special purpose vehicle, CSMC 2017-HL2 (the CSMC), which is a VIE that we do not consolidate. We received total cash consideration of $166 million for the loans transferred. The transaction involved securitization of transferred loans and CSMC issued structured securities to the Company for cash consideration. Refer to Note 9 for additional information.

During 2017, we purchased commercial mortgage loans and investment grade private placement bonds from certain affiliated AIG domestic property and casualty companies for total cash consideration of $417 million.

On September 27, 2016, we purchased securities from our affiliate American General Life Insurance Company, at fair market value, for total cash consideration of $508 million.

During 2016, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling $421 million as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 26, 2018, the date the financial statements were issued.

In February 2018, we and our affiliates, American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each entered into respective Modified Coinsurance (ModCo) Agreements (The Agreements) with DSA Reinsurance Company Limited (DSA Re), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were executed as of February 12, 2018 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). The initial consideration included the fair value of ModCo Assets held by the Company on behalf of DSA Re at the execution date, along with the net results experienced under the reinsurance agreement from the January 1, 2017 effective date in the agreement through the execution date. The initial consideration exceeded the ModCo Reserves ceded at contract inception. The excess consideration represents a net cost of reinsurance asset that will be amortized over the life of the reinsured contracts. Total returns on the ModCo Assets will inure to the benefit of DSA Re. The Company did not receive a ceding commission at contract inception. Management is still assessing the impact of the Agreements.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are included in Part B of this Registration
Statement:

      - The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.

      - The Audited Consolidated Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.


(b)  Exhibits


(1)    (a)  Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at
            its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance
            Company Separate Account A................................................................... 1
       (b)  Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of
            Executive Committee of The Variable Annuity Life Insurance Company Board of Directors........ 2
(2)    Form of Custody Agreements........................................................................ Not Applicable
(3)    (a)  Amended and Restated Distribution Agreement between The Variable Annuity Life Insurance
            Company and American General Distributors dated January 1, 2002.............................. 4
       (b)  Amendment No.1 to Distribution Agreement dated April 30, 2015................................ 4
(4)    (a)  Variable Annuity Contract (V-803 (11/14)).................................................... 4
       (b)  Nursing Home Waiver Rider (VE-7036-RI (11/14))............................................... 4
       (c)  Return of Purchase Payment Optional Death Benefit Endorsement
            (VE-8022 (11/14))............................................................................ 4
       (d)  Maximum Anniversary Value Optional Death Benefit Endorsement
            (VE-8023 (11/14))............................................................................ 4
       (e)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (11/14))............................. 4
       (f)  Premium Plus Endorsement (VE-6245 (11/14))................................................... 4
       (g)  Individual Retirement Annuity Endorsement (VE-6171 (11/14)).................................. 4
       (h)  Roth IRA Endorsement (VE-6172 (11/14))....................................................... 4
       (i)  SEP IRA Endorsement (VE-6173 (11/14))........................................................ 4
       (j)  Pension and Profit Sharing Plan Endorsement (VE-6067 (11/14))................................ 4
       (k)  State Deferred Compensation Plan Endorsement (VE-6066 (11/14))............................... 4
       (l)  Economic Growth and Tax Relief Reconciliation Act ("EGTRRA)
            (VE-6174 (11/14))............................................................................ 4
       (m)  Extended Legacy Program Guide................................................................ 4
       (n)  Optional Guaranteed Living Benefit Endorsement (VE-8036 (11/15))............................. 5
       (o)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (12/15))............................. 6
       (p)  Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (12/15)).............. 7
       (q)  Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (8/16))............... 7
       (r)  Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (12/15))............... 7
       (s)  Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (8/16))................ 7
       (t)  Optional Guaranteed Living Benefit Endorsement Daily (VE-8036 (12/16))....................... 7
(5)    Application for Contract
       (a)  Annuity Application (VA-579 (11/14))......................................................... 4
       (b)  Annuity Application (VA-579 (10/16))......................................................... 6
       (c)  Annuity Application (VA-579E (1/16))......................................................... 6
       (d)  Annuity Application (VA-579E (10/16))........................................................ 6
(6)    Corporate Documents of Depositor
       (a)  Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life
            Insurance Company, effective as of April 28, 1989............................................ 1
       (b)  Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The
            Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective
            March 28, 1990............................................................................... 1
       (c)  Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as
            amended through August 3, 2006............................................................... 3
(7)    Reinsurance Contract.............................................................................. Not Applicable



(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement......................................... 4
         (b)  SunAmerica Series Trust Fund Participation Agreement..................................... 4
         (c)  Lord Abbett Fund Participation Agreement................................................. 4
         (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement.................................................................. 4
         (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement........ 4
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement
              Addendum................................................................................. 4
         (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................ 4
         (h)  Seasons Series Trust Fund Participation Agreement........................................ 4
         (i)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement...................... 6
(9)      Opinion of Counsel and Consent of Depositor................................................... 4
(10)     Consent....................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23..................................................... Not Applicable
(12)     Initial Capitalization Agreement.............................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- The Variable Annuity Life Insurance Company Directors............... Filed Herewith

--------
1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.

2 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
  No. 77, File Nos. 033-75292 and 811-03240, filed on April 30, 2003,
  Accession No. 0000899243-03-000987.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-137942 and 811-03240, filed on October 11, 2006, Accession No.
  0001193125-06-206012.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession
  No. 0001193125-15-149785.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  222, File Nos. 333-201800 and 811-03240, filed on April 29, 2016, Accession
  No. 0001193125-16-568272.

6 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016,
  Accession No. 0001193125-16-794260.

7 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession
  No. 0001193125-17-139091.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board and President
Jana W. Greer(1)                                   Director and Chief Executive Officer
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Elias F. Habayeb(2)                                Director
Deborah A. Gero(3)                                 Director, Senior Vice President and Chief Investment Officer
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Robert J. Scheinerman                              President, Group Retirement
Glenn R. Harris                                    Executive Vice President
Charles S. Shamieh(2)                              Executive Vice President, Head of Legacy Portfolio
Eric S. Levy                                       Executive Vice President
Don W. Cummings(2)                                 Senior Vice President and Controller
Kevin K. DePeugh (5)                               Senior Vice President and Chief Information Security Officer
William C. Kolbert(5)                              Senior Vice President and Business Information Officer
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President and General Counsel
Kara R. Boling                                     Senior Vice President, Operations
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Craig A. Anderson                                  Senior Vice President and Life Controller
Timothy L. Gladura                                 Vice President
Julie Cotton Hearne                                Vice President and Secretary
Manda Ghaferi(1)                                   Vice President
Christina M. Haley (1)                             Vice President, Product Filing
Mary M. Newitt (1)                                 Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Frank Kophamel                                     Vice President and Appointed Actuary
Mallary L. Reznik(1)                               Vice President and Assistant Secretary
Michael J. Kirincic (4)                            Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Daniel R. Cricks                                   Vice President and Tax Officer
Stephen G. Lunanuova (4)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
Justin J.W. Caulfield(2)                           Vice President and Treasurer
Michelle D. Campion(3)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(3)                              Vice President
Melissa H. Cozart                                  Privacy Officer
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth(1)                                Vice President, 38a-1 Compliance Officer
Rosemary Foster                                    Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Laszlo Kulin(4)                                    Investment Tax Officer
Alireza Vaseghi(4)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets


--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   175 Water Street, New York, NY 10038

(3)   777 S. Figueroa Street, Los Angeles, CA 90017

(4)   80 Pine Street, New York, NY 10005

(5)   50 Danbury Road, Wilton, CT 06897

(6)   2000 American General Way, Brentwood, TN 37027


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-18-000022, filed on February 16, 2018. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2018, the number of Polaris Platinum Elite contracts funded by The Variable Annuity Life Insurance Company Separate Account A was 1,979, of which 1,696 were qualified contracts and 283 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                           POSITION
------------------------------ -------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Chief Financial Officer, Chief Operation Officer, Controller, Vice
                               President and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   T. Clay Spires(2)           Vice President, Tax Officer
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 26th day of April, 2018.



                                       THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY SEPARATE ACCOUNT A
                                       (Registrant)


                                       BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                          Director, Chairman of the Board and President       April 26, 2018
------------------------------
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 26, 2018
------------------------------                              Officer
KATHERINE A. ANDERSON

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 26, 2018
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 26, 2018
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                               Director and Chief Executive Officer            April 26, 2018
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 26, 2018
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 26, 2018
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 26, 2018
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*DON W. CUMMINGS                             Senior Vice President and Controller            April 26, 2018
------------------------------
DON W. CUMMINGS

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 26, 2018
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 26, 2018
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX


 EXHIBIT NO.                                    DESCRIPTION
-------------   ---------------------------------------------------------------------------
(10)            Consent
(13) (a)        Power of Attorney -- The Variable Annuity Life Insurance Company Directors